UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2008

Item 1: Reports to Shareholders.
Institutional Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Institutional Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Liquidity Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Liquidity Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Munder Asset Allocation Fund -- Balanced
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Asset Allocation Fund--Balanced
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Bond Fund
Munder Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Munder Bond Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Cash Investment Fund
Shareholder Fee Example (Unaudited)
POI-Cash Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Energy Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Energy Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Index 500 Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Fund -- Core Equity
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Fund -- Core Equity
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Small-Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Small-Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Internet Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Internet Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap and Multi-Cap Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Growth Fund
POI-Multi-Cap Growth Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Micro-Cap Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap and Mid-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Value Fund
POI-Mid-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
The Munder S&P Index Funds
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-S&P(R) MidCap Index Equity Fund
POI-S&P(R) SmallCap Index Equity Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Mid Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Tax-Free Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Tax-Free Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity(a)
Financial Highlights
Notes to Financial Statements
Munder Technology Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Technology Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committees of Listed Registrants.
Item 6. Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.
SIGNATURES
EX-99.CERT
EX-99.906 CERT

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2008

Institutional
Money Market Fund
Comerica Class K & Y Shares

Comerica is a registered trademark of Comerica Incorporated.	Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

In September 2008, we informed you that the Munder Funds Board of Trustees had approved the liquidation of the Fund. At the time, we had hoped to complete the transaction in short order. The liquidation, however, must be coordinated with a redemption in kind by Comerica Bank on behalf of its clients who are invested in the Fund. In the current market environment, that process has proved to be a bigger challenge than we had expected. Nevertheless, we are working closely with Comerica Bank to find a mutually beneficial solution that will allow us to liquidate the Fund in an orderly fashion.

As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

On the following pages, you will find information relating to your investment in the Fund. In the short-term debt markets, sharp interest rate cuts by the Federal Reserve Bank led to a significant drop in yields during the six-month period. By the end of 2008, the 30-day Treasury bill yield was down to 0.015% from 1.69% on June 30, 2008.

In light of the especially difficult market environment, we again want to thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Investment Allocation
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
13	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

i

Institutional Money Market Fund

Investment Allocation, December 31, 2008 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments, which is included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

ii

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iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period(1),(2)	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio(2)

Actual
Comerica Class K	$1,000.00	$1,008.80	$2.23	0.44%
Comerica Class Y	$1,000.00	$1,010.10	$0.96	0.19%

Hypothetical
Comerica Class K	$1,000.00	$1,022.99	$2.24	0.44%
Comerica Class Y	$1,000.00	$1,024.25	$0.97	0.19%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	As of February 4, 2009, the Fund had terminated payment of all non-12b-1 service fees with respect to Comerica Class K Shares. If this change had been in place during the one-half year period ended December 31, 2008, the annualized expense ratio for Comerica Class K Shares would have been 0.19%, the expenses paid on an actual $1,000 investment during the period would have been $0.96 for Comerica Class K Shares, and the expenses paid on a hypothetical $1,000 investment with a 5% rate of return during the period would have been $0.97 for Comerica Class K Shares.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Institutional Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 3.3%
$25,000,000	Bank Scotland Plc Treas Div, 2.916% due 10/06/2009 (b)	$25,000,000
25,000,000	Pnc Bank Na, 3.736% due 02/23/2009 (b)	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $50,000,000)		50,000,000

COMMERCIAL PAPER — 64.2%
30,000,000	Amsterdam Fdg Corp, 1.600% due 02/12/2009 (a)	29,944,000
30,000,000	Atlantic Asset Secur, 1.550% due 02/13/2009 (a)	29,944,458
50,000,000	Autobahn Funding Com, 2.250% due 01/06/2009 (a)	49,984,375
30,000,000	Barton Capital Corp., 1.550% due 01/23/2009 (a)	29,971,583
30,000,000	Bryant Prk Fdg Llc, 0.500% due 01/13/2009 (a)	29,995,000
30,000,000	Cafco Llc, 1.450% due 01/08/2009 (a)	29,991,542
30,000,000	Chariot Fndg Llc, 1.400% due 02/09/2009 (a)	29,954,500
30,000,000	Charta Llc, 1.500% due 01/20/2009 (a)	29,976,250
45,000,000	Clipper Receivables Co, 0.850% due 01/05/2009 (a)	44,995,750
30,000,000	Conocophillips, 1.250% due 01/09/2009 (a)	29,991,667
30,000,000	Crc Funding Llc, 1.500% due 01/20/2009 (a)	29,976,250
25,000,000	Crown Point Cap Co., 2.000% due 01/05/2009 (a)	24,994,445
30,000,000	Edison Asset Secritn, 1.700% due 01/15/2009 (a)	29,980,167
30,000,000	Falcon Asset Sc Co Llc, 0.500% due 03/11/2009 (a)	29,971,250
25,000,000	Golden Funding Corp, 2.500% due 01/06/2009 (a)	24,991,319
25,000,000	Gotham Fdg Corp, 1.600% due 01/07/2009 (a)	24,993,333

See Notes to Financial Statements.

1

Institutional Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$40,000,000	Jupiter Sect Co Llc, 0.500% due 03/10/2009 (a)	$39,962,222
25,000,000	Lexingtn Pkr Cap Co Llc, 2.000% due 01/05/2009 (a)	24,994,444
40,000,000	Liberty Funding Llc, 1.250% due 01/13/2009 (a)	39,983,333
25,000,000	Natl Rural Util Coop, 0.750% due 01/06/2009 (a)	24,997,396
30,000,000	Old Line Funding Llc, 0.750% due 03/13/2009 (a)	29,955,625
40,000,000	Park Avenue Rec Corp, 0.700% due 03/12/2009 (a)	39,945,556
30,000,000	Pnc Bank Na, 2.860% due 01/09/2009 (a)	29,980,933
30,000,000	Ranger Funding Co. Llc, 1.400% due 01/05/2009 (a)	29,995,333
40,000,000	Romulus Funding Corp, 1.000% due 01/06/2009 (a)	39,994,445
30,000,000	Thames Ast Glob Sec, 1.750% due 01/20/2009 (a)	29,972,292
40,000,000	Thunder Bay Fndng Llc, 0.500% due 01/15/2009 (a)	39,992,222
30,000,000	Victory Receivables, 0.400% due 01/23/2009 (a)	29,992,667
30,000,000	Windmill Funding Cor, 1.550% due 01/12/2009 (a)	29,985,792
30,000,000	Yorktown Capital Ll, 1.450% due 01/12/2009 (a)	29,986,708

TOTAL COMMERCIAL PAPER
(Cost $959,394,857)		959,394,857

CORPORATE BONDS AND NOTES — 6.7%
25,000,000	Fifth Third Bancorp, 144A, 0.484% due 04/23/2009 (b),(d),(e),(f)	25,000,000
30,000,000	Rabobank Nederland NV, YNK, 144A, 2.578% due 11/09/2009 (b),(d),(e),(g)	30,000,000
25,000,000	Toyota Motor Credit Corp, MTN, 1.489% due 01/12/2009 (b)	25,000,000

See Notes to Financial Statements.

2

Principal
Amount		Value

$20,000,000	Wells Fargo & Co, MTN, 1.034% due 06/18/2009 (b)	$20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $100,000,000)		100,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
(Cost $29,989,750)
30,000,000	Freddie Mac Discount Notes, 2.050% due 01/07/2009 (c)	29,989,750

REPURCHASE AGREEMENTS — 23.8%
264,835,000	Agreement with Merrill Lynch & Co., Inc., 0.080% dated 12/31/2008, to be repurchased at $264,836,177 on 01/02/2009, collateralized by $328,932,515 FHLMC, 4.000%-6.500% having maturities from 03/15/2018-03/15/2038 (value $272,780,503)	264,835,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 0.100% dated 12/31/2008, to be repurchased at $90,000,500 on 01/02/2009, collateralized by $90,831,994 FNMA, 4.000%-6.500% having maturities from 08/01/2013-12/01/2037 (value $55,612,711), and $77,794,425 FHLMC, 4.737%-6.000% having maturities from 01/01/2024-04/01/2037 (value $36,187,289)	90,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $354,835,000)		354,835,000

TOTAL INVESTMENTS
(Cost $1,494,219,607)	100.0%	1,494,219,607
OTHER ASSETS AND LIABILITIES (Net)	(0.0)#	(520,124)

NET ASSETS	100.0%	$1,493,699,483

See Notes to Financial Statements.

3

Institutional Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

#	Amount represents less than 0.05% of the net assets.

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2008.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At December 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $25,000,000, 1.7% of net assets.

Security	Acquisition Date	Cost

Fifth Third Bancorp, 144A, 0.484% due 04/23/2009	11/02/2004	$25,000,000

(g)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

See Notes to Financial Statements.

4

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5

Institutional Money Market Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$1,139,384,607
Repurchase agreements	354,835,000

Total Investments	1,494,219,607
Cash	924
Prepaid Treasury insurance fees	153,677
Interest receivable	418,514
Receivable from Advisor	147,891
Prepaid expenses and other assets	114

Total Assets	1,494,940,727

LIABILITIES:
Dividends payable	624,476
Investment advisory fees payable	200,454
Shareholder servicing fees payable — Comerica Class K Shares	125,327
Administration fees payable	107,805
Transfer agency/record keeping fees payable	97,514
Trustees’ fees and expenses payable	56,808
Custody fees payable	14,392
Accrued expenses and other payables	14,468

Total Liabilities	1,241,244

NET ASSETS	$1,493,699,483

Investments, at cost	$1,494,219,607

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,493,694,320

$1,493,699,483

NET ASSETS:
Comerica Class K Shares	$539,673,010

Comerica Class Y Shares	$954,026,473

SHARES OUTSTANDING:
Comerica Class K Shares	539,673,012

Comerica Class Y Shares	954,020,726

COMERICA CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

COMERICA CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

7

Institutional Money Market Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$17,554,397

EXPENSES:
Shareholder servicing fees:
Comerica Class K Shares	791,170
Investment advisory fees	1,582,448
Administration fees	666,055
Transfer agency/record keeping fees	248,573
Treasury insurance fees	247,307
Custody fees	103,609
Trustees’ fees and expenses	12,814
Legal and audit fees	12,763
Printing and mailing fees	12,626
Registration and filing fees	1,387
Other	36,680

Total Expenses	3,715,432
Fees waived and expenses reimbursed by Advisor	(1,408,746)

Net Expenses	2,306,686

NET INVESTMENT INCOME	15,247,711

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,247,711

See Notes to Financial Statements.

8

Institutional Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$15,247,711	$68,653,300

Net increase in net assets resulting from operations	15,247,711	68,653,300
Dividends to shareholders from net investment income:
Comerica Class K Shares	(5,610,308)	(22,745,526)
Comerica Class Y Shares	(9,637,403)	(45,907,774)
Net increase/(decrease) in net assets from Fund share transactions:
Comerica Class K Shares	(168,790,770)	267,459,420
Comerica Class Y Shares	(112,838,743)	(78,522,444)

Net increase/(decrease) in net assets	(281,629,513)	188,936,976
NET ASSETS:
Beginning of period	1,775,328,996	1,586,392,020

End of period	$1,493,699,483	$1,775,328,996

Undistributed net investment income	$5,163	$5,163

Capital Stock Activity(a):
Comerica Class K Shares:
Sold	$559,625,850	$1,182,334,167
Issued as reinvestment of dividends	5,423,348	21,781,548
Redeemed	(733,839,968)	(936,656,295)

Net increase/(decrease)	$(168,790,770)	$267,459,420

Comerica Class Y Shares:
Sold	$1,564,162,172	$4,046,365,953
Issued as reinvestment of dividends	1,774,589	7,474,583
Redeemed	(1,678,775,504)	(4,132,362,980)

Net decrease	$(112,838,743)	$(78,522,444)

(a)	Since the Institutional Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

9

Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Comerica Class K Shares
	Period Ended		Year	Year	Period		Year	Period
	12/31/08		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06		12/31/05	12/31/04

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.009		0.039	0.049	0.021		0.029	0.004

Total from investment operations	0.009		0.039	0.049	0.021		0.029	0.004

Less distributions:
Dividends from net investment income	(0.009)		(0.039)	(0.049)	(0.021)		(0.029)	(0.004)

Total distributions	(0.009)		(0.039)	(0.049)	(0.021)		(0.029)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total return(b)	0.88%		3.98%	5.05%	2.17%		2.88%	0.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$539,673		$708,464	$441,004	$206,674		$116,798	$11,663
Ratio of operating expenses to average net assets	0.44	%(c)	0.41%	0.41%	0.41	%(c)	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	1.77	%(c)	3.83%	4.94%	4.38	%(c)	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers	0.62	%(c)	0.60%	0.61%	0.62	%(c)	0.62%	0.61	%(c)

(a)	Comerica Class K and Comerica Class Y Shares (formerly known as Class K and Class Y Shares) of the Fund commenced operations on September 17, 2004 and January 4, 1999, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Comerica Class Y Shares
Period Ended		Year	Year	Period		Year	Year	Year
12/31/08		Ended	Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/08	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

0.010		0.042	0.052	0.023		0.031	0.013	0.011

0.010		0.042	0.052	0.023		0.031	0.013	0.011

(0.010)		(0.042)	(0.052)	(0.023)		(0.031)	(0.013)	(0.011)

(0.010)		(0.042)	(0.052)	(0.023)		(0.031)	(0.013)	(0.011)

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

1.01%		4.24%	5.32%	2.30%		3.14%	1.28%	1.12%

$954,026		$1,066,865	$1,145,388	$1,153,213		$1,112,004	$951,642	$1,006,660

0.19	%(c)	0.16%	0.16%	0.16	%(c)	0.16%	0.12%	0.12%

2.03	%(c)	4.18%	5.19%	4.59	%(c)	3.10%	1.27%	1.11%

0.37	%(c)	0.35%	0.36%	0.37	%(c)	0.37%	0.36%	0.33%

See Notes to Financial Statements.

11

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12

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

The Fund is part of the Munder Funds family (the “Munder Funds”), which consisted of 25 portfolios as of December 31, 2008, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 2 classes of shares — Comerica Class K and Comerica Class Y Shares. Comerica Class K and Comerica Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

13

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,494,219,607
Level 3 — Significant Unobservable Inputs	—

Total	$1,494,219,607

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the

14

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and

15

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $316,490 and $1,092,256, respectively, for the period ended December 31, 2008. These amounts are reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statement of Operations. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1600% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $666,055 before payment of sub-administration fees and $446,254 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.0842% for administrative services.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund.

16

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $35,188 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Comerica Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

No payments are made under the Plan with regard to Comerica Class Y Shares.

Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2008, the Fund paid $27,886 to Comerica Bank for shareholder services provided to Comerica Class K shareholders.

17

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

5.	U.S. Treasury Temporary Guarantee Program

The Fund is currently participating in the temporary guarantee program (the “Program”) sponsored by the United States Department of the Treasury (the “Treasury”). The Board of Trustees initially approved the participation by the Fund in the Program on October 3, 2008 and approved continued participation in the Program on December 3, 2008 after the Treasury extended the Program beyond its initial term. Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a “guarantee event”) and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program and is in effect through April 30, 2009, unless further extended by the Treasury. Participation in the Program requires a fee which is reflected in the Statement of Operations and Statement of Assets and Liabilities as Treasury insurance fees and Prepaid Treasury insurance fees, respectively.

6.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences were primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

18

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

During the years ended June 30, 2008 and June 30, 2007, distributions of $68,653,300 and $76,970,287, respectively, were paid to shareholders from ordinary income on a tax basis.

At June 30, 2008, the components of distributable earnings on a tax basis consisted of $1,859,477 of undistributed ordinary income.

The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees and dividends payable.

At December 31, 2008, the aggregate cost for financial reporting purposes was $1,494,219,607.

8.	Subsequent Event

Effective February 4, 2009, the Fund terminated payment of all of its service fees for Comerica Class K Shares of the Fund.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

19

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

20

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21

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINSTMM1208

SEMI-ANNUAL REPORT
December 31, 2008

Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

In September 2008, we informed you that the Munder Funds Board of Trustees had approved the liquidation of the Fund. At the time, we had hoped to complete the transaction in short order. The liquidation, however, must be coordinated with a redemption in kind by Comerica Bank on behalf of its clients who are invested in the Fund. In the current market environment, that process has proved to be a bigger challenge than we had expected. Nevertheless, we are working closely with Comerica Bank to find a mutually beneficial solution that will allow us to liquidate the Fund in an orderly fashion.

As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

On the following pages, you will find information relating to your investment in the Fund. In the short-term debt markets, sharp interest rate cuts by the Federal Reserve Bank led to a significant drop in yields during the six-month period. By the end of 2008, the 30-day Treasury bill yield was down to 0.015% from 1.69% on June 30, 2008.

In light of the especially difficult market environment, we again want to thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Investment Allocation
iv	Shareholder Fee Example

1	Portfolio of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

i

Liquidity Money Market Fund

Investment Allocation, December 31, 2008 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments, which is included in this report. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

ii

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iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	7/1/08	12/31/08	7/1/08-12/31/08

Actual	$1,000.00	$1,006.60	$4.00

Hypothetical	$1,000.00	$1,021.22	$4.02

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.79% by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period). As of January 8, 2009, all 12b-1 distribution and service fees were being waived voluntarily. If this waiver had been in place during the one-half year period ended December 31, 2008, the annualized expense ratio would have been 0.54%, the expenses paid on an actual $1,000 investment during the period would have been $2.73, and the expenses paid on a hypothetical $1,000 investment with a 5% rate of return during the period would have been $2.75.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Principal
Amount		Value

COMMERCIAL PAPER — 71.2%
$3,000,000	Amsterdam Fdg Corp, 2.970% due 01/07/2009 (a)	$2,998,515
3,000,000	Atlantic Asset Secur, 1.550% due 02/13/2009 (a)	2,994,446
5,000,000	Autobahn Funding Com, 2.250% due 01/06/2009 (a)	4,998,437
3,000,000	Barton Capital Corp., 1.550% due 01/23/2009 (a)	2,997,158
3,000,000	Bryant Prk Fdg Llc, 0.500% due 01/13/2009 (a)	2,999,500
3,000,000	Cafco Llc, 1.450% due 01/08/2009 (a)	2,999,154
3,000,000	Chariot Fndg Llc, 1.400% due 02/09/2009 (a)	2,995,450
3,000,000	Charta Llc, 1.500% due 01/20/2009 (a)	2,997,625
5,000,000	Clipper Receivables Co, 0.850% due 01/05/2009 (a)	4,999,528
5,000,000	Conocophillips, 1.250% due 01/09/2009 (a)	4,998,611
3,000,000	Crc Funding Llc, 1.500% due 01/20/2009 (a)	2,997,625
3,000,000	Crown Point Cap Co., 2.000% due 01/05/2009 (a)	2,999,333
3,000,000	Edison Asset Secritn, 1.700% due 01/15/2009 (a)	2,998,017
3,000,000	Falcon Asset Sc Co Llc, 0.500% due 03/11/2009 (a)	2,997,125
3,000,000	Golden Funding Corp, 2.500% due 01/06/2009 (a)	2,998,958
3,000,000	Gotham Fdg Corp, 1.600% due 01/07/2009 (a)	2,999,200
5,000,000	Jupiter Sect Co Llc, 0.500% due 03/10/2009 (a)	4,995,278
3,000,000	Lexingtn Pkr Cap Co Llc, 2.000% due 01/05/2009 (a)	2,999,333
5,000,000	Liberty Funding Llc, 1.250% due 01/13/2009 (a)	4,997,917

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$3,000,000	Old Line Funding Llc, 0.750% due 03/13/2009 (a)	$2,995,563
5,000,000	Park Avenue Rec Corp, 0.700% due 03/12/2009 (a)	4,993,194
3,000,000	Pnc Bank Na, 2.860% due 01/09/2009 (a)	2,998,093
3,000,000	Ranger Funding Co. Llc, 1.400% due 01/05/2009 (a)	2,999,533
5,000,000	Romulus Funding Corp, 1.000% due 01/06/2009 (a)	4,999,306
3,000,000	Thames Ast Glob Sec, 1.750% due 01/20/2009 (a)	2,997,229
5,000,000	Thunder Bay Fndng Llc, 0.500% due 01/15/2009 (a)	4,999,028
3,000,000	Victory Receivables, 0.400% due 01/23/2009 (a)	2,999,267
3,000,000	Windmill Funding Cor, 1.550% due 01/12/2009 (a)	2,998,579
3,000,000	Yorktown Capital Ll, 1.450% due 01/12/2009 (a)	2,998,671

TOTAL COMMERCIAL PAPER
(Cost $102,939,673)		102,939,673

CORPORATE BONDS AND NOTES — 2.1%
(Cost $3,000,000)
3,000,000	Toyota Motor Credit Corp, MTN, 1.489% due 01/12/2009 (b)	3,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
(Cost $4,998,292)
5,000,000	Freddie Mac Discount Notes, 2.050% due 01/07/2009 (c)	4,998,292

REPURCHASE AGREEMENT — 23.3%
(Cost $33,685,000)
33,685,000	Agreement with Merrill Lynch & Co., Inc., 0.080% dated 12/31/2008, to be repurchased at $33,685,150 on 01/02/2009, collateralized by $35,025,000 FHLMC, 5.700% maturing 02/15/2037 (value $34,698,393)	33,685,000

See Notes to Financial Statements.

2

		Value

TOTAL INVESTMENTS
(Cost $144,622,965)	100.1%	$144,622,965
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(105,563)

NET ASSETS	100.0%	$144,517,402

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2008.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
MTN	— Medium Term Note

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$110,937,965
Repurchase agreement	33,685,000

Total Investments	144,622,965
Cash	843
Prepaid Treasury insurance fees	11,896
Interest receivable	1,962
Prepaid expenses and other assets	3,225

Total Assets	144,640,891

LIABILITIES:
Trustees’ fees and expenses payable	53,579
Distribution and shareholder servicing fees payable	31,762
Administration fees payable	19,066
Transfer agency/record keeping fees payable	7,925
Custody fees payable	2,140
Investment advisory fees payable	792
Accrued expenses and other payables	8,225

Total Liabilities	123,489

NET ASSETS	$144,517,402

Investments, at cost	$144,622,965

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(541)
Paid-in capital	144,527,332

$144,517,402

Net asset value, offering price and redemption price per share ($144,517,402/144,534,560)	$1.00

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$1,760,331

EXPENSES:
Distribution and shareholder servicing fees	288,781
Investment advisory fees	165,017
Administration fees	122,247
Legal and audit fees	41,080
Treasury insurance fees	30,196
Transfer agency/record keeping fees	25,906
Custody fees	19,845
Trustees’ fees and expenses	13,084
Printing and mailing fees	12,742
Other	11,542

Total Expenses	730,440
Fees waived by Distributor	(82,509)

Net Expenses	647,931

NET INVESTMENT INCOME	1,112,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,112,400

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$1,112,400	$5,567,335

Net increase in net assets resulting from operations	1,112,400	5,567,335
Dividends to shareholders from net investment income	(1,112,400)	(5,567,335)
Net increase/(decrease) in net assets from Fund share transactions	(33,647,157)	34,633,397

Net increase/(decrease) in net assets	(33,647,157)	34,633,397
NET ASSETS:
Beginning of period	178,164,559	143,531,162

End of period	$144,517,402	$178,164,559

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)

Capital Stock Activity(a):
Sold	$61,402,278	$212,702,233
Issued as reinvestment of dividends	1,112,400	5,550,165
Redeemed	(96,161,835)	(183,619,001)

Net increase/(decrease)	$(33,647,157)	$34,633,397

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

6

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period Ended		Year	Year	Period		Year	Year	Year
	12/31/08		Ended	Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.007		0.036	0.046	0.020		0.025	0.006	0.003

Total from investment operations	0.007		0.036	0.046	0.020		0.025	0.006	0.003

Less distributions:
Dividends from net investment income	(0.007)		(0.036)	(0.046)	(0.020)		(0.025)	(0.006)	(0.003)

Total distributions	(0.007)		(0.036)	(0.046)	(0.020)		(0.025)	(0.006)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return(b)	0.66%		3.61%	4.65%	1.98%		2.48%	0.62%	0.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$144,517		$178,165	$143,531	$127,608		$140,752	$136,405	$128,688
Ratio of operating expenses to average net assets	0.79	%(c)	0.75%	0.79%	0.77	%(c)	0.76%	0.77%	0.98%
Ratio of net investment income to average net assets	1.35	%(c)	3.48%	4.56%	3.94	%(c)	2.44%	0.62%	0.28%
Ratio of operating expenses to average net assets without expense waivers	0.89	%(c)	0.85%	0.89%	0.98	%(c)	1.01%	1.02%	1.08%

(a)	The Fund commenced operations on June 4, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

7

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8

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

The Fund is part of The Munder Funds family (the “Munder Funds”), which consisted of 25 portfolios as of December 31, 2008, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has one class of shares, which is sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for

9

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	144,622,965
Level 3 — Significant Unobservable Inputs	—

Total	$144,622,965

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

10

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Direct expenses of the Fund are charged as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions

11

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $122,247 before payment of sub-administration fees and $80,352 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1482% for administrative services.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

12

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

During the period ended December 31, 2008, the Fund’s distributor (“Distributor”) voluntarily waived a portion of its 12b-1 fees in the amount of $82,509. This amount is reflected as fees waived by Distributor in the accompanying Statement of Operations.

5.	U.S. Treasury Temporary Guarantee Program

The Fund is currently participating in the temporary guarantee program (the “Program”) sponsored by the United States Department of the Treasury (the “Treasury”). The Board of Trustees initially approved the participation by the Fund in the Program on October 3, 2008 and approved continued participation in the Program on December 3, 2008 after the Treasury extended the Program beyond its initial term. Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a “guarantee event”) and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program and is in effect through April 30, 2009, unless further extended by the Treasury. Participation in the Program requires a fee which is reflected in the Statement of Operations and Statement of Assets and Liabilities as Treasury insurance fees and Prepaid Treasury insurance fees, respectively.

13

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

6.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

During the years ended June 30, 2008 and June 30, 2007, distributions of $5,567,335 and $6,174,309, respectively, were paid to shareholders from ordinary income on a tax basis.

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Capital
Ordinary Income	Loss Carryover	Total

$31,355	$(541)	$30,814

The differences between book and tax distributable earnings were primarily due to deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $541 of unused capital losses of which $537 expires in 2009 and $4 expires in 2011.

At December 31, 2008, the aggregate cost for financial reporting purposes was $144,622,965.

8.	Subsequent Event

Effective January 8, 2009, the Distributor began voluntarily waiving all of its 12b-1 fees.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and

14

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15

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16

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17

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLIQ1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Asset Allocation
Fund — Balanced
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
27	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
32	Statements of Changes in Net Assets — Capital Stock Activity
34	Financial Highlights
41	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Fixed income securities in which the Fund invests will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie charts illustrate the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT DISCIPLINE

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Remi Browne, Tony Dong, Michael Gura, Thomas Kenny, Brian Kozeliski, Daniel LeVan, Joseph Skornicka and Michael Vandenbossche

Reflecting the turmoil in the financial markets during the last half of the year, the Fund generated a return of -25.15% for the six months ended December 31, 2008, relative to the -17.26% return for a 60%/40% blend of the Russell 3000® Index and the Barclays Capital Intermediate Government/Credit Index (formerly the Lehman Brothers Intermediate Government/Credit Index), and the -24.18% median return for the Lipper universe of mixed-asset target allocation growth funds.

The Fund is a diversified fund with investments in both equity and fixed income securities. As of December 31, 2008, the Fund’s asset allocation was 63% equities and 37% fixed income and cash equivalents. As of July 1, 2008, the equity portion of the Fund was divided into six separately managed segments: large-cap value, large-cap growth, multi-cap growth, mid-cap/small-cap blend (sometimes referred to as “smid”), international core equity, and international small-cap. On July 16, 2008, the smid segment was replaced with a focused mid-cap segment. There are typically around 20 stocks in this segment, which focuses on high quality mid-cap companies that have the potential for above-average earnings growth. The style-specific benchmark for the segment is the Russell Midcap Growth® Index. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

All segments of the Fund posted negative returns for the six-month period ended December 31, 2008. In the equity segments, where all styles posted double-digit negative returns for the period, only large-cap value outperformed the Russell 3000® Index and made a positive contribution to the Fund’s relative performance versus its blended benchmark. This was in part a reflection of the outperformance of value stocks during the six months ended December 31, 2008.

International stock markets had even weaker performance than the U.S. stock market during the last half of 2008. As a result, the two international equity segments detracted the most from relative performance, as both underperformed the Russell 3000® Index and their style-specific benchmarks.

Reflecting the greater strength of the bond market relative to the stock market, the Fund’s fixed income segment had the best absolute performance, posting a decline only in the single digits. Nevertheless, the fixed income segment detracted from the Fund’s relative performance versus its blended benchmark, as it lagged the Barclays Capital Intermediate Government/Credit Index, due in large part to an underweighting of U.S. Treasury securities.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the

iii

accuracy thereof and the information is subject to correction. The Russell 3000® Index is a capitalization-weighted index that represents approximately 98% of the investable U.S. equity market. The Barclays Capital Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Barclays Capital Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Barclays Capital Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mixed-asset target allocation growth funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$747.40	$8.41	1.91%
Class B	$1,000.00	$745.20	$11.66	2.65%
Class C	$1,000.00	$745.40	$11.70	2.66%
Class K	$1,000.00	$747.60	$8.41	1.91%
Class R	$1,000.00	$748.20	$9.34	2.12%
Class Y	$1,000.00	$748.50	$7.10	1.61%

Hypothetical
Class A	$1,000.00	$1,015.58	$9.70	1.91%
Class B	$1,000.00	$1,011.85	$13.44	2.65%
Class C	$1,000.00	$1,011.80	$13.49	2.66%
Class K	$1,000.00	$1,015.58	$9.70	1.91%
Class R	$1,000.00	$1,014.52	$10.76	2.12%
Class Y	$1,000.00	$1,017.09	$8.19	1.61%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 62.4%
Consumer Discretionary — 6.1%
Auto Components — 0.1%
2,000	Bridgestone Corp	$29,278
1,729	Landi Renzo SpA	7,907
1,000	Yokohama Rubber Co Ltd/The	4,898

		42,083

Automobiles — 0.0%#
3,000	Daihatsu Motor Co Ltd	25,913

Distributors — 0.5%
26,575	LKQ Corp †	309,864

Diversified Consumer Services — 0.4%
855	Apollo Group Inc, Class A †	65,510
619	BPP Holdings PLC	2,915
1,180	New Oriental Education & Technology Group, ADR †	64,741
630	Strayer Education Inc	135,078

		268,244

Hotels, Restaurants & Leisure — 1.2%
2,435	Burger King Holdings Inc	58,148
219	bwin Interactive Entertainment AG †	4,049
7,155	Compass Group PLC	35,388
1,839	Domino’s Pizza UK & IRL Plc	4,402
22	Kuoni Reisen Holding AG	7,441
7,380	McDonald’s Corp	458,962
1,149	OPAP SA	33,029
57	Pierre & Vacances	3,011
400	Saizeriya Co Ltd	5,613
94	Sodexo	5,171
10,522	Thomas Cook Group PLC	26,792
1,040	TUI Travel PLC	3,491
4,365	WMS Industries Inc †	117,419

		762,916

Household Durables — 0.0%#
181	Dorel Industries Inc, Class B	4,105
1,200	Makita Corp	26,039

		30,144

See Notes to Financial Statements.

1

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Internet & Catalog Retail — 0.3%
125	CJ Home Shopping	$3,900
2,558	N Brown Group PLC	7,475
2,215	NetFlix Inc †	66,597
1,025	priceline.com Inc †	75,491
38	Rakuten Inc	23,894

		177,357

Leisure Equipment & Products — 0.4%
4	Fields Corp	6,438
5,655	Hasbro Inc	164,956
700	Sankyo Co Ltd	34,749
600	Sega Sammy Holdings Inc	6,851
600	Tomy Co Ltd	3,872
992	Vitec Group Plc/The	3,359

		220,225

Media — 1.9%
363	CJ Internet Corp	3,487
133	Cogeco Cable Inc	3,718
23,075	Comcast Corp, Class A Special	372,661
288	Eutelsat Communications	6,766
1,073	Informa PLC	3,799
2,140	John Wiley & Sons Inc, Class A	76,141
16	Jupiter Telecommunications Co Ltd	16,521
107	Lagardere SCA	4,313
275	Modern Times Group AB, B Shares	5,860
4,175	Morningstar Inc †	148,212
7,015	Omnicom Group Inc	188,844
8,335	Shaw Communications Inc, Class B	147,363
28	SKY Perfect JSAT Holdings Inc	13,390
7,940	Time Warner Inc	79,876
3,119	Vivendi	100,867
1,267	Wolters Kluwer NV	23,846
2,302	WPP PLC	13,322

		1,208,986

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Multiline Retail — 0.1%
1,475	Dollar Tree Inc †	$61,655
400	Don Quijote Co Ltd	7,881
1,092	Mothercare PLC	5,228

		74,764

Specialty Retail — 0.7%
300	ABC-Mart Inc	10,888
3,910	Best Buy Co Inc	109,910
6,125	Buckle Inc/The	133,648
300	Fast Retailing Co Ltd	42,956
135	Fielmann AG	8,726
1,359	Game Group Plc	2,481
500	K’s Holdings Corp	8,312
12,420	Sally Beauty Holdings Inc †	70,670
360	Yamada Denki Co Ltd	24,543

		412,134

Textiles, Apparel & Luxury Goods — 0.5%
117	Adidas AG	4,414
515	Billabong International Ltd	2,819
7,260	Coach Inc †	150,790
910	Deckers Outdoor Corp †	72,682
1,100	Nike Inc, Class B	56,100
6,000	Peace Mark Holdings Ltd (a)	0
177	Swatch Group AG/The	24,246
10,000	Texwinca Holdings Ltd	4,258

		315,309

Total Consumer Discretionary		3,847,939

Consumer Staples — 6.5%
Beverages — 1.2%
11,530	Central European Distribution Corp †	227,141
1,755	Coca-Cola Co/The	79,449
746	Davide Campari-Milano SpA	4,977
1,240	Diageo PLC	17,133
4,185	Lion Nathan Ltd	23,984
1,165	Molson Coors Brewing Co, Class B	56,992
6,765	PepsiCo Inc	370,519

		780,195

See Notes to Financial Statements.

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food & Staples Retailing — 2.0%
276	Casino Guichard Perrachon SA	$20,833
186	Colruyt SA	39,752
15,841	CVS/Caremark Corp	455,270
341	Delhaize Group	20,951
1,400	FamilyMart Co Ltd	60,386
1,024	Jeronimo Martins SGPS SA	5,651
3,662	Koninklijke Ahold NV	44,744
3,935	Kroger Co/The	103,923
300	Tsuruha Holdings Inc	11,385
9,330	Wal-Mart Stores Inc	523,040

		1,285,935

Food Products — 1.2%
2,635	Flowers Foods Inc	64,130
200	Fuji Oil Co Ltd	2,802
3,465	General Mills Inc	210,499
1,493	Glanbia Plc	4,441
82	Greggs Plc	3,961
3,290	JM Smucker Co/The	142,655
2,305	Kellogg Co	101,074
2,734	Nestle SA	106,858
2,000	Toyo Suisan Kaisha Ltd	56,922
614	Unilever PLC	13,939
347	Viscofan SA	6,782
862	Viterra Inc †	6,634

		720,697

Household Products — 1.5%
1,005	Church & Dwight Co Inc	56,401
1,480	Colgate-Palmolive Co	101,439
2,080	Kimberly-Clark Corp	109,699
10,505	Procter & Gamble Co	649,419
1,064	Reckitt Benckiser Group PLC	39,438

		956,396

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Personal Products — 0.1%
900	Kobayashi Pharmaceutical Co Ltd	$38,125
300	Mandom Corp	8,472
100	Oriflame Cosmetics SA,SDR	2,851

		49,448

Tobacco — 0.5%
3,094	British American Tobacco PLC	80,071
4,680	Philip Morris International Inc	203,627

		283,698

Total Consumer Staples		4,076,369

Energy — 7.9%
Energy Equipment & Services — 1.7%
530	Core Laboratories NV	31,726
825	Diamond Offshore Drilling Inc	48,625
600	Fred Olsen Energy ASA	15,767
809	Fugro NV	23,036
9,750	IHS Inc, Class A †	364,845
1,080	John Wood Group PLC	2,923
5,630	National Oilwell Varco Inc †	137,597
7,100	Oceaneering International Inc †	206,894
943	Petrofac Ltd	4,691
795	Saipem SpA	13,062
2,035	Schlumberger Ltd	86,141
138	Technip SA	4,184
3,375	Transocean Ltd †	159,469
592	Trinidad Drilling Ltd	2,144

		1,101,104

Oil, Gas & Consumable Fuels — 6.2%
4,410	Apache Corp	328,677
15,775	Atlas America Inc	234,259
2,109	Australian Worldwide Exploration Ltd	3,779
2,073	BG Group PLC	28,523
8,917	BP PLC	67,435
2,042	Centennial Coal Co Ltd	4,727
9,870	Chevron Corp	730,084
270	Crescent Point Energy Trust	5,269
249	Dana Petroleum Plc †	3,551
3,208	ENI SpA	74,648

See Notes to Financial Statements.

5

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
15,885	Exxon Mobil Corp	$1,268,100
1,447	Galp Energia SGPS SA, B Shares	14,442
1,253	Gran Tierra Energy Inc †	3,339
8,225	Marathon Oil Corp	225,036
5,320	Occidental Petroleum Corp	319,147
184	Petroplus Holdings AG †	3,623
1,322	Repsol YPF SA	27,748
3,684	Royal Dutch Shell PLC, B Shares	91,421
972	Total SA	52,572
2,385	Total SA, ADR	131,891
550	Venture Production PLC	3,367
2,130	Whiting Petroleum Corp †	71,270
1,650	World Fuel Services Corp	61,840
4,230	XTO Energy Inc	149,192

		3,903,940

Total Energy		5,005,044

Financials — 10.6%
Capital Markets — 1.4%
6,000	Affiliated Managers Group Inc †	251,520
1,048	Azimut Holding SpA	5,528
11,948	Bank of New York Mellon Corp/The	338,487
590	BinckBank N.V.	4,470
1,565	Charles Schwab Corp/The	25,306
219	EFG International AG	3,848
970	Goldman Sachs Group Inc/The	81,858
675	ICAP PLC	2,790
885	Northern Trust Corp	46,144
26	Risa Partners Inc	12,132
985	State Street Corp	38,740
4,720	TD Ameritrade Holding Corp †	67,260

		878,083

Commercial Banks — 2.8%
462	Banco de Sabadell SA	3,115
7,806	Banco Santander SA	73,242
2,230	BB&T Corp	61,236
1,026	BNP Paribas	43,142

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
1,212	Busan Bank	$5,600
2,560	Credicorp Ltd	127,898
760	Daegu Bank	4,043
3,000	DBS Group Holdings Ltd	17,533
6,660	DnB NOR ASA	25,681
1,900	Hang Seng Bank Ltd	24,932
25,000	Hokuhoku Financial Group Inc	57,915
1,368	HSBC Holdings PLC	13,021
26,000	Industrial and Commercial Bank of China Asia Ltd	27,844
301	Laurentian Bank of Canada	8,412
706	National Bank of Greece SA	12,954
6,425	Nordea Bank AB	44,442
4,010	PNC Financial Services Group Inc	196,490
17,391	Royal Bank of Scotland Group PLC	12,352
9,550	Signature Bank †	273,989
357	Societe Generale	17,865
2,074	Standard Chartered PLC	26,092
4,000	Suruga Bank Ltd	38,742
1,550	Svenska Handelsbanken AB, A Shares	24,697
245	Sydbank A/S	2,940
9,470	US Bancorp	236,845
13,280	Wells Fargo & Co	391,494

		1,772,516

Consumer Finance — 0.0%#
10,042	International Personal Finance Plc	20,069
200	Promise Co Ltd	4,964

		25,033

Diversified Financial Services — 1.5%
13,770	Bank of America Corp	193,882
8,892	IG Group Holdings PLC	32,760
3,641	ING Groep NV	37,098
20,855	JPMorgan Chase & Co	657,558
217	TMX Group Inc	4,428

		925,726

Insurance — 3.1%
4,535	ACE Ltd	239,992
297	Admiral Group PLC	3,886

See Notes to Financial Statements.

7

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
3,785	Aflac Inc	$173,504
9,237	Amlin PLC	47,478
2,590	AON Corp	118,311
2,715	Arch Capital Group Ltd †	190,322
7,050	Assurant Inc	211,500
9,477	Aviva PLC	53,140
8,715	Axis Capital Holdings Ltd	253,781
621	Baloise Holding AG	45,801
12,551	Beazley Group PLC	24,451
1,580	Chubb Corp	80,580
380	Hyundai Marine & Fire Insurance Co Ltd	4,254
15,436	Mapfre SA	51,496
4,070	MetLife Inc	141,880
236	SCOR SE	5,369
1,198	Swiss Reinsurance	56,616
1,000	Tokio Marine Holdings Inc	28,461
3,540	Travelers Cos Inc/The	160,008
432	Zurich Financial Services AG	92,135

		1,982,965

Real Estate Investment Trusts (REITs) — 1.5%
29,080	Annaly Capital Management Inc	461,500
12,325	Corporate Office Properties Trust	378,377
324	Fonciere Des Regions	22,068
5,061	Immobiliare Grande Distribuzione	7,352
251	Klepierre	6,106
228	Unibail-Rodamco	33,753
40	Wereldhave NV	3,503
1,634	Westfield Group	14,753

		927,412

Real Estate Management & Development — 0.2%
240	Babis Vovos International Construction SA †	2,989
5,000	Cheung Kong Holdings Ltd	47,289
305	Deutsche Euroshop AG	10,302
511	GAGFAH SA	2,855
4,000	Great Eagle Holdings Ltd	4,444
1,292	Kungsleden AB	8,823
2,400	Nomura Real Estate Holdings Inc	46,385

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Real Estate Management & Development (Continued)
1,000	Tokyo Tatemono Co Ltd	$4,446
780	Vivacon AG	4,229

		131,762

Thrifts & Mortgage Finance — 0.1%
334	Home Capital Group Inc	5,357
3,845	Hudson City Bancorp Inc	61,366

		66,723

Total Financials		6,710,220

Health Care — 8.8%
Biotechnology — 2.0%
143	Actelion Ltd †	7,981
4,880	Amgen Inc †	281,820
845	Biogen Idec Inc †	40,247
25,725	BioMarin Pharmaceutical Inc †	457,905
730	Celgene Corp †	40,354
581	CSL Ltd	13,651
2,205	Cubist Pharmaceuticals Inc †	53,273
950	Genentech Inc †	78,765
5,095	Gilead Sciences Inc †	260,558
217	Grifols SA	3,713

		1,238,267

Health Care Equipment & Supplies — 0.3%
770	Ansell Ltd	6,727
2,875	Baxter International Inc	154,071
200	Hogy Medical Co Ltd	13,613
1,305	Medtronic Inc	41,003
555	SSL International PLC	3,950

		219,364

Health Care Providers & Services — 1.3%
2,470	Amedisys Inc †	102,110
3,165	Express Scripts Inc †	174,012
38	Galenica AG	12,255
4,465	McKesson Corp	172,929
4,870	Medco Health Solutions Inc †	204,102
101	Orpea †	3,626

See Notes to Financial Statements.

9

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
5,970	Psychiatric Solutions Inc †	$166,264
1,612	United Drug Plc	4,997

		840,295

Life Sciences Tools & Services — 0.9%
309	Qiagen NV †	5,313
16,100	Thermo Fisher Scientific Inc †	548,527

		553,840

Pharmaceuticals — 4.3%
11,795	Abbott Laboratories	629,499
946	AstraZeneca PLC	38,178
5,640	Bristol-Myers Squibb Co	131,130
2,657	GlaxoSmithKline PLC	49,069
1,100	Hisamitsu Pharmaceutical Co Inc	44,413
90	Ipsen SA	3,502
11,890	Johnson & Johnson	711,379
383	Merck KGAA	34,344
475	Novo Nordisk A/S	24,040
3,470	Perrigo Co	112,116
16,165	Pfizer Inc	286,282
1,152	Recordati SpA	6,189
676	Roche Holding AG	103,209
1,079	Sanofi-Aventis SA	68,094
700	Takeda Pharmaceutical Co Ltd	35,830
6,255	Teva Pharmaceutical Industries Ltd, ADR	266,275
4,620	Wyeth	173,296

		2,716,845

Total Health Care		5,568,611

Industrials — 6.3%
Aerospace & Defense — 0.9%
10,496	BAE Systems PLC	56,854
353	Chemring Group Plc	9,897
365	Elbit Systems Ltd Com	16,826
1,358	MTU Aero Engines Holding AG	36,961
7,820	United Technologies Corp	419,152

		539,690

See Notes to Financial Statements.

10

Shares		Value

Industrials (Continued)
Aerospace & Defense (Continued)
Air Freight & Logistics — 0.1%
400	Kintetsu World Express Inc	$7,744
101	Oesterreichische Post AG	3,383
1,280	United Parcel Service Inc, Class B	70,605

		81,732

Airlines — 0.0%#
530	Westjet Airlines Ltd †	5,508

Building Products — 0.0%#
36	Geberit AG	3,825

Commercial Services & Supplies — 0.1%
517	Aggreko Plc	3,313
200	Asahi Pretec Corp	2,268
720	Babcock International Group	4,909
2,681	Brambles Ltd	13,870
1,525	Downer EDI Ltd	4,072
4,964	G4S PLC	14,631
800	Nissha Printing Co Ltd	31,153
4,550	Regus PLC	3,238
63	Sperian Protection	3,917

		81,371

Construction & Engineering — 0.7%
233	Abengoa SA	3,822
615	ACS Actividades de Construccion y Servicios SA	27,912
6,465	Aecom Technology Corp †	198,670
4,901	Balfour Beatty PLC	23,200
71	Bilfinger Berger AG	3,683
182	Bird Construction Income Fund	2,949
14,875	Boart Longyear Group	2,074
1,110	Bouygues	46,597
907	Carillion PLC	3,234
412	GEK Terna SA	1,913
416	Imtech NV	6,939
3,760	Interserve PLC	12,285
1,945	Jacobs Engineering Group Inc †	93,555
1,739	Keller Group PLC	14,376
1,000	Kinden Corp	8,924
124	Koninklijke Boskalis Westminster NV	2,861
262	Obrascon Huarte Lain SA	3,627

See Notes to Financial Statements.

11

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Construction & Engineering (Continued)
1,200	Peab AB	$3,278
1,000	Toyo Engineering Corp	3,023

		462,922

Electrical Equipment — 1.2%
7,995	ABB Ltd, ADR	120,005
1,670	Ametek Inc	50,451
1,180	First Solar Inc †	162,793
12,545	General Cable Corp †	221,921
4,000	Mitsubishi Electric Corp	24,357
61	Nexans SA	3,608
2,000	Nippon Carbon Co Ltd	5,847
1,686	Prysmian SpA	26,014
223	Saft Groupe SA	5,982
3,775	Sunpower Corp, Class A †	139,675

		760,653

Industrial Conglomerates — 0.9%
1,345	3M Co	77,391
28,270	General Electric Co	457,974

		535,365

Machinery — 1.4%
145	Andritz AG	3,660
52	Bucher Industries AG	5,130
6,075	Bucyrus International Inc	112,509
727	Charter International PLC	3,449
3,460	Cummins Inc	92,486
1,975	Danaher Corp	111,805
1,935	Eaton Corp	96,189
86	Faiveley SA	5,749
2,390	Flowserve Corp	123,085
229	GEA Group AG	3,868
1,285	Gildemeister AG	14,022
2,058	Konecranes Oyj	34,558
370	MAN AG	19,914
1,385	Robbins & Myers Inc	22,395
2,000	Toshiba Machine Co Ltd	5,780
142	Vallourec	15,988

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Machinery (Continued)
69	Vossloh AG	$7,624
4,305	Wabtec Corp	171,124

		849,335

Marine — 0.1%
49	Korea Line Corp	2,568
5,000	Mitsui OSK Lines Ltd	29,895

		32,463

Professional Services — 0.0%#
136	Bureau Veritas SA	5,433
218	Campbell Brothers Ltd	2,677
275	Intertek Group PLC	3,100
480	Teleperformance	13,291

		24,501

Road & Rail — 0.7%
1,595	Burlington Northern Santa Fe Corp	120,757
3	Central Japan Railway Co	25,714
1,540	CSX Corp	50,004
2,105	Genesee & Wyoming Inc, Class A †	64,203
1,200	Norfolk Southern Corp	56,460
6,116	Stagecoach Group PLC	12,333
2,770	Union Pacific Corp	132,406

		461,877

Trading Companies & Distributors — 0.2%
761	Kloeckner & Co SE	13,001
600	Kuroda Electric Co Ltd	5,520
2,600	Mitsubishi Corp	35,508
4,000	Mitsui & Co Ltd	39,757
4,400	Noble Group Ltd	3,115
454	Speedy Hire PLC	914
3,000	Tat Hong Holdings Ltd	1,406

		99,221

Transportation Infrastructure — 0.0%#
143	Koninklijke Vopak NV	5,367

Total Industrials		3,943,830

See Notes to Financial Statements.

13

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology — 7.6%
Communications Equipment — 1.0%
15,420	Cisco Systems Inc †	$251,346
1,850	Harris Corp	70,393
1,806	Nokia OYJ	27,866
4,750	QUALCOMM Inc	170,192
1,555	Research In Motion Ltd †	63,102
6,767	Spirent Communications PLC	3,527
365	Tandberg ASA	3,930
2,680	Telefonaktiebolaget LM Ericsson, B Shares	19,927

		610,283

Computers & Peripherals — 2.0%
3,250	Apple Inc †	277,388
294	Gemalto NV †	7,315
16,805	Hewlett-Packard Co	609,853
4,320	International Business Machines Corp	363,571
80	Wincor Nixdorf AG	3,749

		1,261,876

Electronic Equipment & Instruments — 0.6%
4,985	Flir Systems Inc †	152,940
400	Hosiden Corp	6,178
2,875	Itron Inc †	183,252
400	Nidec Corp	15,179
4,000	Nippon Electric Glass Co Ltd	20,430

		377,979

Information Technology Services — 0.3%
841	Cap Gemini SA	32,148
1,000	Ementor ASA †	2,371
1,805	Global Payments Inc	59,186
200	Hitachi Information Systems Ltd	4,086
455	Mastercard Inc, Class A	63,932
9	NTT Data Corp	35,543
105	Sopra Group SA	3,643

		200,909

Internet Software & Services — 1.1%
975	Baidu Inc., ADR †	127,306
730	Google Inc, Class A †	224,585

See Notes to Financial Statements.

14

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
7,360	Netease.com, ADR †	$162,656
6,179	Open Text Corp †	186,173

		700,720

Semiconductors & Semiconductor Equipment — 0.4%
300	Ferrotec Corp	3,697
17,670	Intel Corp	259,042

		262,739

Software — 2.2%
340	Autonomy Corp PLC †	4,649
1,647	Aveva Group PLC	13,497
200	Capcom Co Ltd	4,404
1,600	Konami Corp	40,243
22,545	Microsoft Corp	438,275
100	Nintendo Co Ltd	37,231
500	NSD CO LTD	3,872
17,335	Oracle Corp †	307,350
10,425	Solera Holdings Inc †	251,242
8,200	Sybase Inc †	203,114
6,590	Symantec Corp †	89,097
274	Temenos Group AG †	3,604
6	Works Applications Co Ltd	3,521

		1,400,099

Total Information Technology		4,814,605

Materials — 3.4%
Chemicals — 2.6%
5,000	Air Water Inc	43,519
8,280	Airgas Inc	322,837
2,370	BASF SE, ADR	93,165
825	Croda International	6,162
8,865	FMC Corp	396,531
7	Givaudan SA	5,462
2,184	Incitec Pivot Ltd	3,791
946	Koninklijke DSM NV	24,097
239	Lanxess AG	4,561
380	Monsanto Co	26,733
180	NewMarket Corp	6,284
1,635	PPG Industries Inc	69,373

See Notes to Financial Statements.

15

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Chemicals (Continued)
8,795	Praxair Inc	$522,071
236	Tessenderlo Chemie NV	7,096
1,000	Tokai Carbon Co Ltd	4,082
10,000	Ube Industries Ltd	27,248
377	Wacker Chemie AG	39,152
1,350	Yara International ASA	28,679

		1,630,843

Construction Materials — 0.0%#
650	CRH PLC	16,128

Containers & Packaging — 0.1%
3,906	Rexam PLC	19,712
1,870	Rock-Tenn Co, Class A	63,916

		83,628

Metals & Mining — 0.6%
4,760	BHP Billiton Ltd	101,020
1,950	Cia Vale do Rio Doce, ADR	23,615
2,215	Freeport-McMoRan Copper & Gold Inc	54,135
13,003	Iluka Resources Ltd †	42,065
500	JFE Holdings Inc	12,879
2,000	Nippon Denko Co Ltd	10,061
1,152	Red Back Mining Inc †	8,016
118	Salzgitter AG	9,021
1,520	ThyssenKrupp AG	40,060
2,293	Tubacex SA	7,490
665	Voestalpine AG	13,903
1,879	Xstrata PLC	17,290

		339,555

Paper & Forest Products — 0.1%
3,500	Hokuetsu Paper Mills Ltd	21,081
572	Sino-Forest Corp †	4,573
1,034	UPM-Kymmene Oyj	12,936

		38,590

Total Materials		2,108,744

See Notes to Financial Statements.

16

Shares		Value

Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.0%
24,657	AT&T Inc	$702,724
1,954	Cable & Wireless PLC	4,397
1,720	France Telecom SA	47,722
696	Inmarsat PLC	4,718
4,648	Telefonica SA	102,406
13,600	Telstra Corp Ltd	36,316
11,515	Verizon Communications Inc	390,359

		1,288,642

Wireless Telecommunication Services — 0.5%
11	KDDI Corp	77,055
750	LG Telecom Ltd	5,913
75	Mobistar SA	5,384
7,175	NII Holdings Inc †	130,441
39,584	Vodafone Group PLC	79,107

		297,900

Total Telecommunication Services		1,586,542

Utilities — 2.7%
Electric Utilities — 2.1%
3,195	American Electric Power Co Inc	106,330
4,545	Duke Energy Corp	68,220
1,869	E.ON AG	73,887
1,735	Edison International	55,728
8,146	Enel SpA	51,210
2,845	Exelon Corp	158,211
2,755	FirstEnergy Corp	133,838
2,070	FPL Group Inc	104,183
8,425	ITC Holdings Corp	368,004
4,050	Northeast Utilities	97,443
120	RED ELECTRICA CORP SA	6,005
2,580	Southern Co	95,460

		1,318,519

Gas Utilities — 0.2%
296	Enagas	6,402
1,890	Equitable Resources Inc	63,410
3,000	Osaka Gas Co Ltd	13,701
103	Rubis	6,457

See Notes to Financial Statements.

17

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Gas Utilities (Continued)
8,000	Tokyo Gas Co Ltd	$40,154
4,000	Xinao Gas Holdings Ltd	4,217

		134,341

Independent Power Producers & Energy Traders — 0.1%
653	Drax Group PLC	5,267
13,188	International Power PLC	45,554

		50,821

Multi-Utilities — 0.3%
1,547	AGL Energy Ltd	16,459
177	Atco Ltd, Class I	5,448
1,222	GDF Suez	60,004
5,225	National Grid PLC	51,384
1,700	Wisconsin Energy Corp	71,366

		204,661

Total Utilities		1,708,342

TOTAL COMMON STOCKS
(Cost $45,787,368)		39,370,246

PREFERRED STOCKS — 0.2%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
371	Porsche Automobil Holding SE	28,287

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
1,265	Fresenius SE	73,132

Materials — 0.0%#
Chemicals — 0.0%#
144	Fuchs Petrolub AG	6,806

TOTAL PREFERRED STOCKS
(Cost $172,516)		108,225

See Notes to Financial Statements.

18

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.8%
Multi-Industry — 1.8%
Multi-Industry — 1.8%
1,053,002	Institutional Money Market Fund (b)	$1,053,002
2,343	iShares MSCI EAFE Index Fund	105,130

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,183,040)		1,158,132

RIGHTS — 0.0%#
(Cost $0)
1,500	DBS Group Holdings Ltd, expires 01/23/2009, (exercise price: SGD 5.42) †	3,123

Principal
Amount

ASSET-BACKED SECURITIES — 7.4%
Auto Loans — 3.6%
$900,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013	864,239
	USAA Auto Owner Trust:
285,996	Series 2006-4, Class A3, 5.010% due 06/15/2011	284,113
925,000	Series 2008-1, Class A4, 4.500% due 10/15/2013	826,584
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012	277,420

		2,252,356

Credit Card — 2.3%
	Capital One Multi-Asset Execution Trust:
400,000	Series 2005-A3, Class A3, 4.050% due 03/15/2013	385,942
300,000	Series 2006-C1, Class C, 1.485% due 03/17/2014 (c)	124,278
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 2.096% due 01/09/2012 (c)	398,467
500,000	MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.800% due 10/15/2012	504,097

		1,412,784

See Notes to Financial Statements.

19

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Credit Card (Continued)
Home Equity Loans — 0.4%
$400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.951% due 07/25/2035 (c)	$273,564

Utilities — 1.1%
750,000	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A5, 4.470% due 12/25/2014	713,698

TOTAL ASSET-BACKED SECURITIES
(Cost $5,192,206)		4,652,402

CORPORATE BONDS AND NOTES — 11.7%
Financials — 8.0%
700,000	AEGON Funding Co LLC, 5.750% due 12/15/2020	601,180
420,000	Allied Capital Corp, 6.625% due 07/15/2011	323,727
140,000	Allstate Life Global Funding Trusts, MTN, 4.250% due 02/26/2010	138,262
650,000	BHP Billiton Finance USA Ltd, YNK, 4.800% due 04/15/2013	603,340
440,000	ING USA Global Funding Trust, MTN, 4.500% due 10/01/2010	429,906
375,000	International Lease Finance Corp, 5.875% due 05/01/2013	250,351
510,000	Landesbank Baden-Wuerttemberg, MTN, 6.350% due 04/01/2012	588,976
400,000	National Rural Utilities Cooperative Finance Corp, 5.450% due 02/01/2018	355,164
37,500	Pemex Finance Ltd, YNK, 9.690% due 08/15/2009	38,213
650,000	PNC Funding Corp, 5.625% due 02/01/2017	631,324
800,000	RBS Capital Trust I 4,709% due 12/29/2049 (becomes variable 07/01/2013)	311,387
250,000	SLM Corp, YNK, 3.695% due 07/26/2010 (c)	213,370
300,000	Sovereign Bank, 4.903% due 08/01/2013 (c)	213,857

See Notes to Financial Statements.

20

Principal
Amount		Value

Financials (Continued)
$150,000	Wachovia Bank NA, 7.800% due 08/18/2010	$148,876
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	151,912

		4,999,845

Industrials — 3.7%
690,000	Lowe’s Cos Inc, 6.100% due 09/15/2017	671,235
430,163	Procter & Gamble — ESOP, 9.360% due 01/01/2021	533,604
700,000	Verizon Maryland Inc, 6.125% due 03/01/2012	685,807
450,000	Waste Management Inc, 6.875% due 05/15/2009	447,911

		2,338,557

TOTAL CORPORATE BONDS AND NOTES
(Cost $8,308,260)		7,338,402

MORTGAGE-BACKED SECURITIES — 12.0%
Collateralized Mortgage Obligations (CMO) – Agency — 4.0%
	Freddie Mac REMICS:
239,574	Series 2866, Class PG, 4.500% due 01/15/2024	240,470
800,000	Series 2700, Class WN, 4.500% due 05/15/2032	809,140
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	923,361
529,238	Series 3254, Class NT, 5.750% due 11/15/2036	545,905

		2,518,876

Collateralized Mortgage Obligations (CMO) – Non Agency — 0.5%
330,000	Asset Securitization Corp, Series 1997-D4, Class A3, 7.746% due 04/14/2029 (c)	329,705

See Notes to Financial Statements.

21

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities — 7.0%
$420,522	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	$408,781
879,611	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	877,705
400,000	Ge Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048	374,532
850,000	GS Mortgage Securities Corp II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	685,624
800,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	720,162
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	361,221
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	283,212
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042, (c)	422,673
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	236,188

		4,370,098

Mortgage Pass-Through Securities — 0.5%
	Fannie Mae Pool:
279,792	#386314, 3.790% due 07/01/2013	274,698
7,515	#303105, 11.000% due 11/01/2020	8,682
24,728	#100081, 11.500% due 08/20/2016	28,263

See Notes to Financial Statements.

22

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
$68	Freddie Mac Gold Pool, #E62394, 7.500% due 09/01/2010	$70
6,174	Ginne Mae I Pool, #780584, 7.000% due 06/15/2027	6,541

		318,254

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $8,030,694)		7,536,933

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Government Agency Debentures — 1.0%
400,000	Financing Corp Fico, 10.700% due 10/06/2017	628,894

Government Sponsored Enterprises (GSE) — 0.8%
500,000	Federal Home Loan Banks, 4.875% due 03/12/2010	524,305

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,056,942)		1,153,199

U.S. TREASURY OBLIGATIONS — 2.9%
(Cost $1,637,462)
U.S. Treasury Note — 2.9%
1,600,000	4.000% due 08/15/2018	1,847,626

TOTAL INVESTMENTS
(Cost $71,368,488)	100.2%	63,168,288
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(94,870)

NET ASSETS	100.0%	$63,073,418

See Notes to Financial Statements.

23

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	Fair valued security as of December 31, 2008, (see Notes to Financial Statements, Note 2). At December 31, 2008, this security represents $0, 0.0% of net assets.

(b)	Affiliated company security (See Notes to Financial Statements, Notes 3 and 6).

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2008.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depositary Receipt
SGD	— Singapore Dollar
YNK	— Yankee Security

See Notes to Financial Statements.

24

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	49.7%		$31,315,111
Japan	2.2		1,406,682
United Kingdom	1.9		1,213,337
Switzerland	1.3		842,032
France	1.3		790,988
Bermuda	0.9		572,000
Canada	0.7		466,537
Germany	0.7		424,683
China	0.6		354,702
Spain	0.5		323,761
Australia	0.5		292,783
Israel	0.5		283,101
Netherlands	0.3		213,002
Italy	0.3		196,888
Hong Kong	0.2		116,099
Sweden	0.2		107,026
Norway	0.1		76,428
Finland	0.1		75,359
Belgium	0.1		73,182
Greece	0.1		50,886
South Korea	0.1		29,765
Denmark	0.1		26,980
Ireland	0.0	#	25,566
Austria	0.0	#	24,995
Brazil	0.0	#	23,615
Portugal	0.0	#	20,093
Singapore	0.0	#	18,938
Luxembourg	0.0	#	5,707

TOTAL COMMON STOCKS	62.4		39,370,246
PREFERRED STOCKS:
Germany	0.2		108,225
INVESTMENT COMPANY SECURITIES	1.8		1,158,132
RIGHTS:
Singapore	0.0	#	3,123
ASSET-BACKED SECURITIES	7.4		4,652,402

See Notes to Financial Statements.

25

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

	% of
	Net Assets	Value

CORPORATE BONDS AND NOTES:
United States	10.6%	$6,696,850
Australia	1.0	603,340
Cayman Islands	0.1	38,212

TOTAL CORPORATE BONDS AND NOTES	11.7	7,338,402
MORTGAGE-BACKED SECURITIES	12.0	7,536,933
U.S. GOVERNMENT AGENCY OBLIGATIONS	1.8	1,153,199
U.S. TREASURY OBLIGATIONS	2.9	1,847,626

TOTAL INVESTMENTS	100.2	63,168,288
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(94,870)

NET ASSETS	100.0%	$63,073,418

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

26

Munder Asset Allocation Fund — Balanced

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $70,315,486)	$62,115,286
Securities of affiliated company (cost — $1,053,002)	1,053,002

Total Investments	63,168,288
Foreign currency, at value	9,401
Cash	18,836
Interest receivable	212,075
Dividends receivable	69,960
Receivable for investment securities sold	653,339
Receivable for Fund shares sold	25,518
Prepaid expenses and other assets	31,246

Total Assets	64,188,663

LIABILITIES:
Payable for investment securities purchased	633,402
Payable for Fund shares redeemed	225,008
Transfer agency/record keeping fees payable	110,537
Trustees’ fees and expenses payable	48,602
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	19,753
Custody fees payable	18,266
Administration fees payable	8,698
Shareholder servicing fees payable — Class K Shares	1,315
Investment advisory fees payable	1,115
Accrued expenses and other payables	48,549

Total Liabilities	1,115,245

NET ASSETS	$63,073,418

Investments, at cost	$71,368,488

Foreign currency, at cost	$9,379

See Notes to Financial Statements.

27

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(29,734)
Accumulated net realized loss on investments sold	(9,817,655)
Net unrealized depreciation of investments	(8,200,781)
Paid-in capital	81,121,588

$63,073,418

NET ASSETS:
Class A Shares	$27,399,528

Class B Shares	$7,170,347

Class C Shares	$9,602,376

Class K Shares	$6,222,534

Class R Shares	$1,934

Class Y Shares	$12,676,699

SHARES OUTSTANDING:
Class A Shares	3,264,416

Class B Shares	864,491

Class C Shares	1,151,704

Class K Shares	746,124

Class R Shares	230

Class Y Shares	1,519,880

CLASS A SHARES:
Net asset value and redemption price per share	$8.39

Maximum sales charge	5.50%
Maximum offering price per share	$8.88

CLASS B SHARES:
Net asset value and offering price per share*	$8.29

CLASS C SHARES:
Net asset value and offering price per share*	$8.34

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$8.34

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$8.41

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$8.34

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

28

Munder Asset Allocation Fund — Balanced

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$828,289
Dividends on securities of unaffiliated companies(a)	573,401
Dividends on securities of affiliated company	17,871
Securities lending, net of borrower rebates	60,504
Mortgage dollar roll income	1,043

Total Investment Income	1,481,108

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	43,203
Class B Shares	47,896
Class C Shares	61,208
Class R Shares	6
Shareholder servicing fees:
Class K Shares	9,575
Investment advisory fees	279,408
Transfer agency/record keeping fees	134,724
Custody fees	103,278
Administration fees	69,801
Registration and filing fees	35,895
Legal and audit fees	32,646
Trustees’ fees and expenses	13,503
Other	38,484

Total Expenses	869,627

NET INVESTMENT INCOME	611,481

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions	(6,762,863)
Foreign currency-related transactions	(1,707)
Net change in unrealized appreciation/(depreciation) of:
Securities	(18,812,757)
Foreign currency-related transactions	(777)

Net realized and unrealized loss on investments	(25,578,104)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,966,623)

(a)	Net of foreign withholding taxes of $10,101.

See Notes to Financial Statements.

29

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$611,481	$1,537,938
Net realized loss from security and foreign currency-related transactions	(6,764,570)	3,246,274
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(18,813,534)	(11,809,682)

Net decrease in net assets resulting from operations	(24,966,623)	(7,025,470)
Dividends to shareholders from net investment income:
Class A Shares	(290,149)	(612,149)
Class B Shares	(46,374)	(72,328)
Class C Shares	(60,262)	(85,600)
Class K Shares	(65,236)	(127,950)
Class R Shares	(17)	(28)
Class Y Shares	(193,869)	(520,065)
Distributions to shareholders from net realized gains:
Class A Shares	—	(5,239,831)
Class B Shares	—	(1,540,235)
Class C Shares	—	(1,788,130)
Class K Shares	—	(1,093,469)
Class R Shares	—	(284)
Class Y Shares	—	(3,479,098)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(4,488,437)	(1,237,821)
Class B Shares	(2,074,997)	(866,823)
Class C Shares	(1,717,411)	350,645
Class K Shares	(653,200)	114,087
Class R Shares	17	313
Class Y Shares	(15,440,794)	4,039,485
Short-term trading fees	1,391	2,673

Net decrease in net assets	(49,995,961)	(19,182,078)
NET ASSETS:
Beginning of period	113,069,379	132,251,457

End of period	$63,073,418	$113,069,379

(Accumulated distributions in excess of net investment income)/Undistributed net investment income	$(29,734)	$14,692

See Notes to Financial Statements.

30

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31

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$1,664,394	$7,124,459
Issued as reinvestment of dividends and distributions	212,795	4,249,473
Redeemed	(6,365,626)	(12,611,753)

Net decrease	$(4,488,437)	$(1,237,821)

Class B Shares:
Sold	$193,201	$1,181,716
Issued as reinvestment of dividends and distributions	35,800	1,255,236
Redeemed*	(2,303,998)	(3,303,775)

Net decrease	$(2,074,997)	$(866,823)

Class C Shares:
Sold	$345,238	$2,464,278
Issued as reinvestment of dividends and distributions	35,662	1,134,186
Redeemed	(2,098,311)	(3,247,819)

Net increase/(decrease)	$(1,717,411)	$350,645

Class K Shares:
Sold	$467,936	$1,490,015
Issued as reinvestment of dividends and distributions	65,236	1,216,908
Redeemed	(1,186,372)	(2,592,836)

Net increase/(decrease)	$(653,200)	$114,087

Class R Shares:
Sold	$—	$76
Issued as reinvestment of dividends and distributions	17	312
Redeemed	—	(75)

Net increase	$17	$313

Class Y Shares:
Sold	$644,598	$9,444,481
Issued as reinvestment of dividends and distributions	186,626	3,905,482
Redeemed	(16,272,018)	(9,310,478)

Net increase/(decrease)	$(15,440,794)	$4,039,485

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

32

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	174,516	568,578
Issued as reinvestment of dividends and distributions	23,121	337,305
Redeemed	(685,903)	(1,027,118)

Net decrease	(488,266)	(121,235)

Class B Shares:
Sold	20,249	96,519
Issued as reinvestment of dividends and distributions	3,943	100,353
Redeemed*	(251,634)	(271,328)

Net decrease	(227,442)	(74,456)

Class C Shares:
Sold	35,976	200,063
Issued as reinvestment of dividends and distributions	3,922	90,262
Redeemed	(227,656)	(265,487)

Net increase/(decrease)	(187,758)	24,838

Class K Shares:
Sold	48,869	121,361
Issued as reinvestment of dividends and distributions	7,136	97,201
Redeemed	(128,932)	(210,425)

Net increase/(decrease)	(72,927)	8,137

Class R Shares:
Sold	—	7
Issued as reinvestment of dividends and distributions	2	25
Redeemed	—	(7)

Net increase	2	25

Class Y Shares:
Sold	62,802	763,473
Issued as reinvestment of dividends and distributions	19,862	312,849
Redeemed	(1,588,250)	(730,567)

Net increase/(decrease)	(1,505,586)	345,755

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

33

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$11.33		$13.49		$12.19	$11.51	$10.64	$9.38

Income/(loss) from investment operations:
Net investment income	0.08		0.17		0.15	0.14	0.11	0.08
Net realized and unrealized gain/(loss) on investments	(2.94)		(0.81)		1.58	0.68	0.87	1.25

Total from investment operations	(2.86)		(0.64)		1.73	0.82	0.98	1.33

Less distributions:
Dividends from net investment income	(0.08)		(0.16)		(0.15)	(0.14)	(0.11)	(0.07)
Distributions from net realized gains	—		(1.36)		(0.28)	—	—	—

Total distributions	(0.08)		(1.52)		(0.43)	(0.14)	(0.11)	(0.07)

Short-term trading fees	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$8.39		$11.33		$13.49	$12.19	$11.51	$10.64

Total return(d)	(25.26)%		(5.58)%		14.48%	7.18%	9.24%	14.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,400		$42,500		$52,241	$49,144	$41,806	$36,742
Ratio of operating expenses to average net assets	1.91	%(f)	1.72%		1.54%	1.51%	1.47%	1.54%
Ratio of net investment income to average net assets	1.56	%(f)	1.36%		1.20%	1.14%	1.03%	0.76%
Portfolio turnover rate	49	%(e)	103	%(e)	52%	55%	75%	65%
Ratio of operating expenses to average net assets without expense reimbursements	1.91	%(f)	1.72%		1.54%	1.51%	1.47%	1.55%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The portfolio turnover rate including mortgage dollar roll transactions was 104% for the year ended June 30, 2008.

(f)	Annualized.

See Notes to Financial Statements.

34

B Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$11.20		$13.35		$12.07	$11.40	$10.53	$9.30

0.04		0.07		0.05	0.04	0.03	0.00	(c)

(2.90)		(0.80)		1.56	0.68	0.87	1.23

(2.86)		(0.73)		1.61	0.72	0.90	1.23

(0.05)		(0.06)		(0.05)	(0.05)	(0.03)	(0.00	)(c)
—		(1.36)		(0.28)	—	—	—

(0.05)		(1.42)		(0.33)	(0.05)	(0.03)	(0.00	)(c)

0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$8.29		$11.20		$13.35	$12.07	$11.40	$10.53

(25.48)%		(6.28)%		13.60%	6.36%	8.53%	13.26%

$7,170		$12,225		$15,567	$20,901	$35,462	$42,565

2.65	%(f)	2.47%		2.28%	2.26%	2.22%	2.29%

0.80	%(f)	0.61%		0.44%	0.36%	0.27%	0.01%
49	%(e)	103	%(e)	52%	55%	75%	65%

2.65	%(f)	2.47%		2.28%	2.26%	2.22%	2.30%

See Notes to Financial Statements.

35

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$11.25		$13.40		$12.12	$11.45	$10.58	$9.34

Income/(loss) from investment operations:
Net investment income	0.04		0.08		0.06	0.05	0.03	0.00	(c)
Net realized and unrealized gain/(loss) on investments	(2.90)		(0.81)		1.55	0.67	0.87	1.24

Total from investment operations	(2.86)		(0.73)		1.61	0.72	0.90	1.24

Less distributions:
Dividends from net investment income	(0.05)		(0.06)		(0.05)	(0.05)	(0.03)	(0.00	)(c)
Distributions from net realized gains	—		(1.36)		(0.28)	—	—	—

Total distributions	(0.05)		(1.42)		(0.33)	(0.05)	(0.03)	(0.00	)(c)

Short-term trading fees	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$8.34		$11.25		$13.40	$12.12	$11.45	$10.58

Total return(d)	(25.46)%		(6.26)%		13.54%	6.34%	8.49%	13.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,602		$15,070		$17,622	$17,667	$18,443	$17,580
Ratio of operating expenses to average net assets	2.66	%(f)	2.47%		2.28%	2.26%	2.22%	2.29%
Ratio of net investment income to average net assets	0.81	%(f)	0.61%		0.44%	0.38%	0.28%	0.01%
Portfolio turnover rate	49	%(e)	103	%(e)	52%	55%	75%	65%
Ratio of operating expenses to average net assets without expense reimbursements	2.66	%(f)	2.47%		2.28%	2.26%	2.22%	2.30%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The portfolio turnover rate including mortgage dollar roll transactions was 104% for the year ended June 30, 2008.

(f)	Annualized.

See Notes to Financial Statements.

36

K Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$11.25		$13.41		$12.12	$11.45	$10.58	$9.33

0.08		0.17		0.15	0.14	0.11	0.08

(2.91)		(0.81)		1.57	0.67	0.87	1.24

(2.83)		(0.64)		1.72	0.81	0.98	1.32

(0.08)		(0.16)		(0.15)	(0.14)	(0.11)	(0.07)
—		(1.36)		(0.28)	—	—	—

(0.08)		(1.52)		(0.43)	(0.14)	(0.11)	(0.07)

0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$8.34		$11.25		$13.41	$12.12	$11.45	$10.58

(25.24)%		(5.53)%		14.48%	7.13%	9.29%	14.13%

$6,223		$9,218		$10,875	$11,340	$11,153	$11,769

1.91	%(f)	1.72%		1.53%	1.51%	1.47%	1.54%

1.56	%(f)	1.36%		1.18%	1.13%	1.02%	0.76%
49	%(e)	103	%(e)	52%	55%	75%	65%

1.91	%(f)	1.72%		1.53%	1.51%	1.47%	1.55%

See Notes to Financial Statements.

37

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year		Year	Year	Period
	12/31/08(b)		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$11.33		$13.49		$12.19	$11.52	$10.32

Income/(loss) from investment operations:
Net investment income	0.06		0.13		0.12	0.11	0.08
Net realized and unrealized gain/(loss) on investments	(2.91)		(0.80)		1.58	0.67	1.21

Total from investment operations	(2.85)		(0.67)		1.70	0.78	1.29

Less distributions:
Dividends from net investment income	(0.07)		(0.13)		(0.12)	(0.11)	(0.09)
Distributions from net realized gains	—		(1.36)		(0.28)	—	—

Total distributions	(0.07)		(1.49)		(0.40)	(0.11)	(0.09)

Short-term trading fees	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$8.41		$11.33		$13.49	$12.19	$11.52

Total return(d)	(25.18)%		(5.81)%		14.19%	6.92%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2		$3		$3	$2	$2
Ratio of operating expenses to average net assets	2.12	%(f)	1.99%		1.78%	1.74%	1.72	%(f)
Ratio of net investment income to average net assets	1.32	%(f)	1.03%		0.92%	0.98%	0.81	%(f)
Portfolio turnover rate	49	%(e)	103	%(e)	52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	2.12	%(f)	1.99%		1.78%	1.74%	1.72	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and April 13, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	The portfolio turnover rate including mortgage dollar roll transactions was 104% for the year ended June 30, 2008.

(f)	Annualized.

See Notes to Financial Statements.

38

Y Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$11.26		$13.41		$12.13	$11.46	$10.58	$9.33

0.09		0.20		0.18	0.17	0.14	0.10

(2.91)		(0.80)		1.56	0.67	0.88	1.24

(2.82)		(0.60)		1.74	0.84	1.02	1.34

(0.10)		(0.19)		(0.18)	(0.17)	(0.14)	(0.09)
—		(1.36)		(0.28)	—	—	—

(0.10)		(1.55)		(0.46)	(0.17)	(0.14)	(0.09)

0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$8.34		$11.26		$13.41	$12.13	$11.46	$10.58

(25.15)%		(5.29)%		14.67%	7.40%	9.66%	14.41%

$12,677		$34,054		$35,944	$33,618	$27,733	$20,230
1.61	%(f)	1.48%		1.28%	1.26%	1.22%	1.29%

1.78	%(f)	1.61%		1.44%	1.39%	1.29%	1.01%
49	%(e)	103	%(e)	52%	55%	75%	65%

1.61	%(f)	1.48%		1.28%	1.26%	1.22%	1.30%

See Notes to Financial Statements.

39

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40

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Asset Allocation Fund — Balanced (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

41

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

42

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$40,639,726	$—
Level 2 — Other Significant Observable Inputs	22,528,562	(89)
Level 3 — Significant Unobservable Inputs	—	—

Total	$63,168,288	$(89)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities
Balance as of 6/30/2008	$—
Transfers in and/or out of Level 3	4,171
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(4,171)

Balance as of 12/31/2008	$—

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on

43

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

investment securities, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition. Income is generated as consideration for entering into these transactions and is included in income in the Fund’s Statement of Operations. Certain risks may arise upon entering into mortgage

44

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as

45

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Short-Term Trading (Redemption) Fees: During the period ended October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures

46

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $69,801 before payment of sub-administration fees and $44,705 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1624% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,681 in advisory fees before waivers and expense reimbursements ($185 after waivers and expense reimbursements) and $708 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit

47

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $31,784,147 and $46,370,619, respectively, for the period ended December 31, 2008. For the period ended December 31, 2008, cost of purchases and proceeds from sales of

48

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

U.S. government securities, excluding short-term investments were $9,231,428 and $17,709,973, respectively.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,038,002, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,238,202 and net depreciation for financial reporting purposes was $8,200,200. At December 31, 2008, aggregate cost for financial reporting purposes was $71,368,488.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$2,462,283	$21,748,602	21,748,602	$23,157,883	23,157,883	$1,053,002	$17,871	$—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $515.

49

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses, distribution redesignations, premium amortization and partnership adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(72,487)	$72,487

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2008 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2008	$3,674,867	$10,884,300	$14,559,167
June 30, 2007	1,350,996	2,998,680	4,349,676

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October	Unrealized
Income	Loss	Appreciation	Total

$51,600	$(2,522,332)	$10,080,878	$7,610,146

The differences between book and tax distributable earnings were primarily due to wash sales, real estate investment trust basis adjustments, premium

50

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

amortization accruals, deferred Trustees’ fees, partnership open basis adjustments and passive foreign investment company unreversed inclusions.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $2,522,332.

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

51

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Bond Fund
Class A, B, C, K & Y Shares
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

Unlike the stock market, much of the fixed income market posted positive returns for the six months ended December 31, 2008 with the Barclays Capital U.S. Aggregate Bond Index, a widely-followed benchmark of the performance of the U.S. investment grade fixed income market, earning a 4.07% return. As investors fled to the safety of government securities, the best performance came from the Treasury sector, with the yields on both 10-year and 30-year Treasury securities falling to record lows in December, and the U.S. Treasury component of the Barclays Capital U.S. Aggregate Bond Index rising by 11.26% during the six-month period. The Index’s corporate component, however, posted a negative return of -4.13% for the same period. Reflecting investor preference for only the highest quality securities, bonds needed at least an AA rating to earn a positive return for the last half of 2008. In the short-term debt markets, sharp interest rate cuts by the Federal Reserve Bank led to a significant drop in yields during the six-month period. By the end of 2008, the 30-day Treasury bill yield was down to 0.015% from 1.69% on June 30, 2008.

Lacking the boost that U.S. Treasuries provided to the taxable market, the municipal bond market lagged the taxable market for the six months ended December 31, 2008, with the Barclays Capital Municipal Bond Index, which represents the broad U.S. municipal market, posting a return of -2.49%. As was true in the taxable market, higher quality securities generated the best relative returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

Portfolios of Investments:
1	Munder Bond Fund
12	Munder Tax-Free Short & Intermediate Bond Fund
18	Statements of Assets and Liabilities
20	Statements of Operations
21	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
39	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A significant portion of the Bond Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly in periods of declining interest rates. The Bond Fund also invests in Yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards. A portion of the Tax-Free Short & Intermediate Bond Fund’s income may be subject to state, local and/or federal alternative minimum taxes.

Fund holdings are subject to change. The following pie charts illustrate the investment allocation for each Fund. Percentages shown for the Bond Fund are based on total investments as of December 31, 2008; therefore the percentages shown in the Portfolio of Investments included in this report, which are based on net assets, will not be the same. Percentages shown for the Tax-Free Short & Intermediate Bond Fund are based on net assets as of December 31, 2008. Complete lists of holdings as of December 31, 2008 are contained in the Portfolios of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

MUNDER BOND FUND

 SECTOR ALLOCATION

ii

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

 MATURITY ALLOCATION*

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Munder Bond Fund Portfolio Management Team: Michael Krushena and Peter Root

The Bond Fund earned a -0.76% return for the six months ended December 31, 2008, compared to the 4.07% return for the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) and the -5.81% median return for the Lipper universe of corporate debt A-rated funds.

Given the turmoil in the financial markets, investors flocked to the safety of U.S. Treasury securities, making this the strongest performing sector of the Barclays Capital U.S. Aggregate Bond Index for the six months ended December 31, 2008. The Fund was underweighted in U.S. Treasuries and this was the primary reason for the Fund’s weakness relative to its Barclays Capital benchmark during the six-month period. The second most significant factor in the Fund’s underperformance was some exposure to Lehman Brothers’ securities prior to its bankruptcy filing in September 2008.

In place of Treasuries, the Fund had significant exposure to asset-backed and commercial mortgage-backed securities with triple-A ratings. These sector exposures also held back the Fund’s relative performance for the six-month period. While these sector allocations had a negative impact on relative returns, the Fund’s commercial

iii

Management’s Discussion of
 Fund Performance (continued)

mortgage-backed holdings outperformed the corresponding segment of the Fund’s Barclays Capital benchmark.

By contrast, within the asset-backed securities sector, a sharp decline in the value of a collateralized debt obligation (CDO) issued by ELM BV almost exclusively accounted for the Fund’s relative underperformance. Another significant detractor from the Fund’s relative returns was a General Motors corporate bond. Both ELM and General Motors were hurt heavily by the credit crisis.

Munder Tax-Free Short & Intermediate Bond Fund Portfolio Management Team: Roger Soderstrom and Adam Thayer

The Tax-Free Short & Intermediate Bond Fund earned a return of 4.43% for the six-month period ended December 31, 2008, relative to the 4.04% return for a 50%/50% blend of the Barclays Capital Municipal Managed Money Short Term and Municipal Managed Money Short/Intermediate Term Indexes (formerly the Lehman Brothers Municipal Managed Money Short Term and Municipal Managed Money Short/Intermediate Term Indexes), and the 1.30% median return for the Lipper universe of short/intermediate municipal debt funds.

The overall municipal market, measured by the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index), posted a -2.49% return for the six-month period, significantly trailing the performance of both the Fund and its Barclays Capital blended benchmark. One reason for the strong performance of the Fund and its benchmark relative to the overall municipal market was higher quality. With the turmoil in the global markets, the theme of the year seemed to be a flight to quality, and the highest quality credits had the best returns in the municipal market. Within the quality segments of the Municipal Bond Index, municipal securities rated triple-A returned 1.73% for the six months ended December 31, 2008, compared to -19.81% for municipals with a triple-B rating.

Pre-refunded bonds (bonds that have been escrowed with U.S. Government securities) were the strongest sector in the municipal market, far exceeding average municipal bond returns. Within the Municipal Bond Index, pre-refunded bonds in the five-year maturity range averaged a 7.09% return for the six-month period, compared to a 4.62% return for all municipal bonds in the same maturity range. Our tendency to overweight pre-refunded bonds helped to boost the Fund’s return relative to its blended benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Barclays Capital U.S. Aggregate Bond Index is a market-value-weighted index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Barclays Capital Municipal Managed Money Short Term Index and Barclays Capital Municipal Managed Money Short/Intermediate Index are rules-based, market-value-

iv

weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/AA- or higher, and have at least one year until maturity. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/Intermediate Index is limited to bonds with maturities between one and ten years. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds and the Lipper universe of short/intermediate municipal debt funds each represent the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund against which it is compared. You cannot invest directly in a Lipper universe.

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder Bond Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$992.20	$3.26	0.65%
Class B	$1,000.00	$988.50	$7.02	1.40%
Class C	$1,000.00	$987.40	$7.01	1.40%
Class K	$1,000.00	$991.10	$3.26	0.65%
Class Y	$1,000.00	$992.40	$2.01	0.40%

Hypothetical
Class A	$1,000.00	$1,021.93	$3.31	0.65%
Class B	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,018.15	$7.12	1.40%
Class K	$1,000.00	$1,021.93	$3.31	0.65%
Class Y	$1,000.00	$1,023.19	$2.04	0.40%

vii

Shareholder Fee Example (Unaudited) (continued)

Munder Tax-Free Short & Intermediate Bond Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$1,043.10	$6.80	1.32%
Class B	$1,000.00	$1,040.30	$10.65	2.07%
Class C	$1,000.00	$1,038.90	$10.64	2.07%
Class K	$1,000.00	$1,043.10	$6.80	1.32%
Class Y	$1,000.00	$1,044.30	$5.51	1.07%

Hypothetical
Class A	$1,000.00	$1,018.55	$6.72	1.32%
Class B	$1,000.00	$1,014.77	$10.51	2.07%
Class C	$1,000.00	$1,014.77	$10.51	2.07%
Class K	$1,000.00	$1,018.55	$6.72	1.32%
Class Y	$1,000.00	$1,019.81	$5.45	1.07%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

viii

Munder Bond Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 14.5%
Auto Loans — 3.2%
$5,000,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$4,523,583
2,235,000	Ford Credit Auto Owner Trust, Series 2007-A, Class A, 5.800% due 02/15/2013 (a)	1,409,026
2,250,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012	1,783,416

		7,716,025

Credit Card — 9.0%
	Capital One Multi-Asset Execution Trust:
600,000	Series 2006-C1, Class C, 1.485% due 03/17/2014 (b)	248,557
3,000,000	Series 2007-C3, Class C3, 1.485% due 04/15/2013 (b)	1,691,533
2,050,000	Series 2008-A3, Class A3, 5.050% due 02/15/2016	1,788,451
1,425,000	Series 2008-A5, Class A5, 4.850% due 02/18/2014	1,322,139
3,650,000	Chase Issuance Trust, Series 2005-A4, Class A4, 4.230% due 01/15/2013	3,530,136
	Citibank Credit Card Issuance Trust:
5,500,000	Series 2006-A4, Class A4, 5.450% due 05/10/2013 (a)	5,265,861
500,000	Series 2006-C4, Class C4, 2.096% due 01/09/2012 (b)	398,467
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 1.295% due 12/15/2011 (a),(b)	2,331,490
5,170,000	MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.800% due 10/15/2012 (a)	5,212,366

		21,789,000

Home Equity Loans — 1.2%
38,682	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	38,623

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (Continued)
$441,075	Countrywide Asset-Backed Certificates, Series 2003-BC6, Class M5, 2.671% due 04/25/2033 (b)	$139,597
63,307	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (g)	63,307
410,000	Morgan Stanley ABS Capital I, 2005-HE2, M-2, 0.911% due 01/25/2035 (b)	269,855
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.991% due 01/25/2036 (b)	81,132
3,177,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.951% due 07/25/2035 (a),(b)	2,172,778
306,635	Wachovia Asset Securitization Inc, Series 2003-HE1 Trust, Series A1, 0.761% due 03/25/2033 (b)	198,422

		2,963,714

Time Share Receivables — 0.7%
	Marriott Vacation Club Owner Trust:
1,743,919	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (c),(d),(e)	1,361,733
290,653	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (c),(d),(e)	222,328

		1,584,061

Utilities — 0.4%
1,000,000	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A2, 4.980% due 07/01/2015	989,528

Other — 0.0%#
2,326,250	ELM BV, 144A, YNK, 17.525% due 06/20/2013 (b),(c),(d),(f),(g)	43,501

TOTAL ASSET-BACKED SECURITIES
(Cost $42,833,606)		35,085,829

See Notes to Financial Statements.

2

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 35.5%
Financials — 23.8%
$1,000,000	AEGON Funding Co LLC, 5.750% due 12/15/2020	$858,829
3,306,000	Allied Capital Corp, 6.625% due 07/15/2011 (a)	2,548,195
5,000,000	ASIF II, MTN, YNK, 5.750% due 02/16/2009	4,668,325
2,000,000	Banco Mercantil del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (b),(c),(d),(f) (becomes variable February 2009)	1,660,000
2,560,000	Bank of America Corp, 5.650% due 05/01/2018	2,575,191
560,000	Cincinnati Financial Corp, 6.125% due 11/01/2034	425,037
1,420,000	Citigroup Inc, 6.125% due 05/15/2018	1,435,793
2,000,000	City National Corp, 5.125% due 02/15/2013	1,712,956
4,380,000	Developers Diversified Realty Corp, 3.875% due 01/30/2009	4,281,253
1,465,000	Ford Motor Credit Co LLC, 5.800% due 01/12/2009 (a)	1,460,850
2,650,000	International Lease Finance Corp, MTN, 4.375% due 11/01/2009 (a)	2,323,358
4,420,000	Landesbank Baden-Wuerttemberg, MTN, 6.350% due 04/01/2012 (a)	5,104,459
	Merrill Lynch & Co Inc, MTN:
1,250,000	6.050% due 08/15/2012	1,233,224
3,975,000	6.875% due 04/25/2018 (a)	4,157,953
3,110,000	National Rural Utilities Cooperative Finance Corp, 5.450% due 02/01/2018 (a)	2,761,397
300,000	Pemex Finance Ltd, YNK, 9.690% due 08/15/2009	305,700
3,655,000	PNC Funding Corp, 5.625% due 02/01/2017 (a)	3,549,985
4,955,000	RBS Capital Trust I, 4.709% due 12/29/2049 (becomes variable June 2013) (a)	1,928,655
700,000	Simon Property Group LP, 5.750% due 05/01/2012	559,574

See Notes to Financial Statements.

3

Munder Bond Fund
 Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$1,820,000	SLM Corp, MTN, 3.695% due 07/26/2010 (b)	$1,553,335
3,500,000	Sovereign Bank, 3.750% due 04/01/2014 (a) (becomes variable April 2009)	2,876,402
4,000,000	StanCorp Financial Group Inc, 6.900% due 05/29/2067 (becomes variable June 2017)	2,181,684
5,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011) (a)	2,477,305
3,760,000	Wachovia Corp, 5.750% due 02/01/2018	3,767,482
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	553,633
525,000	Wells Fargo Bank NA, 4.750% due 02/09/2015	531,399

		57,491,974

Industrials — 11.4%
1,970,000	Allied Waste North America Inc, 6.375% due 04/15/2011	1,871,500
1,120,000	Amkor Technology Inc, 7.750% due 05/15/2013	638,400
4,500,000	AT&T Inc, 5.500% due 02/01/2018	4,547,812
3,400,000	Barrick North America Finance LLC, 6.800% due 09/15/2018	3,040,100
1,552,000	Coca-Cola Enterprises Inc, 8.500% due 02/01/2022	1,811,918
3,000,000	Comcast Corp, 6.400% due 05/15/2038	2,992,989
2,000,000	Estee Lauder Cos Inc, 7.750% due 11/01/2013	2,114,448
120,000	Freeport-McMoRan Copper & Gold Inc, 8.250% due 04/01/2015	102,000
2,500,000	General Motors Corp, 7.200% due 01/15/2011	525,000
1,480,000	Hewlett-Packard Co, 6.125% due 03/01/2014	1,573,243

See Notes to Financial Statements.

4

Principal
Amount		Value

Industrials (Continued)
$1,945,000	Home Depot Inc, 5.400% due 03/01/2016	$1,740,619
770,000	Kansas City Southern Railway, 8.000% due 06/01/2015	608,300
200,000	Levi Strauss & Co, 9.750% due 01/15/2015	148,000
1,970,000	Swift Energy Co, 7.625% due 07/15/2011	1,536,600
3,150,000	Waste Management Inc, 6.875% due 05/15/2009 (a)	3,135,375
2,000,000	Westlake Chemical Corp, 6.625% due 01/15/2016	1,160,000

		27,546,304

Utilities — 0.3%
600,000	Ameren Energy Generating Co, Series F, 7.950% due 06/01/2032	521,319

TOTAL CORPORATE BONDS AND NOTES
(Cost $100,015,514)		85,559,597

MORTGAGE-BACKED SECURITIES — 58.5%
Collateralized Mortgage Obligations (CMO) – Agency — 2.4%
	Fannie Mae REMICS:
224,239	Series 1990-5, Class J, 8.200% due 01/25/2020	244,649
1,560,482	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,667,596
333,527	Series 2003-63, Class GU, 4.000% due 07/25/2033	334,663
692,263	Series 2006-97, Class MA, 6.000% due 06/25/2016 (a)	706,596
	Freddie Mac REMICS:
231,552	Series 1603, Class J, 6.500% due 07/15/2023	233,685
428,937	Series 1650, Class J, 6.500% due 06/15/2023 (a)	429,903
725,000	Series 2764, Class QD, 5.000% due 02/15/2029	741,580
1,300,000	Series 2802, Class NC, 5.000% due 05/15/2028	1,323,753

See Notes to Financial Statements.

5

Munder Bond Fund
 Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Collateralized Mortgage Obligations – Agency (Continued)
	Freddie Mac REMICS: (Continued)
$100,099	Series 3164, Class NA, 6.000% due 02/15/2027	$102,172

		5,784,597

Collateralized Mortgage Obligations – Non Agency — 0.4%
275,066	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.915% due 06/25/2035	213,543
880,247	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	771,316

		984,859

Commercial Mortgage-Backed Securities — 14.6%
5,313,735	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (a)	5,103,205
747,594	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	726,722
2,291,944	CS First Boston Mortgage Securities Corp, Series 2000-C1, Class A2, 7.545% due 04/15/2062 (a)	2,294,570
1,133,930	DLJ Commercial Mortgage Corp, Series 1999-CG3, Class A1B, 7.340% due 10/10/2032 (a)	1,131,884
2,415,000	First Union – Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031 (a),(b)	2,405,166
	Ge Capital Commercial Mortgage Corp:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037 (a)	1,783,384
6,675,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048 (a)	6,250,005
5,335,000	GS Mortgage Securities Corp II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039 (a)	4,303,295
1,000,000	JP Morgan Commercial Mortgage Finance Corp, Series 2000-C10, Class B, 7.372% due 08/15/2032 (b)	999,130

See Notes to Financial Statements.

6

Principal
Amount		Value

Commercial Mortgage-Backed Securities (Continued)
$2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	$1,800,404
3,000,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (a)	2,628,141
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.645% due 05/15/2043 (a),(b)	5,894,068

		35,319,974

Mortgage Pass-Through Securities — 41.1%
	Fannie Mae:
7,000,000	4.500% due 10/25/2023 (h),(j)	7,153,125
6,000,000	5.000% due 10/25/2023 (h),(j)	6,157,500
10,000,000	5.000% due 10/25/2038 (h),(j)	10,209,380
3,000,000	5.500% due 10/25/2023 (h),(j)	3,089,064
15,850,000	5.500% due 10/25/2038 (h),(j)	16,246,250
10,500,000	6.000% due 10/01/2038 (h),(j)	10,808,437
	Fannie Mae Pool:
119,068	#070225, 7.500% due 08/01/2018	125,217
10,731	#081585, 11.500% due 07/01/2012	11,081
217,743	#100081, 11.500% due 08/20/2016 (a)	248,873
276,785	#250550, 6.500% due 05/01/2026 (a)	289,846
339,919	#251518, 6.000% due 02/01/2013 (a)	353,938
409,341	#251760, 6.000% due 06/01/2013 (a)	426,734
2,640,728	#257043, 6.000% due 01/01/2038 (a)	2,721,564
108,400	#303105, 11.000% due 11/01/2020 (a)	125,243
1,721,796	#386314, 3.790% due 07/01/2013 (a)	1,690,450
113,072	#490365, 5.485% due 12/01/2028 (a),(b)	112,416

See Notes to Financial Statements.

7

Munder Bond Fund
 Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	Fannie Mae Pool: (Continued)
$1,303,019	#555290, 4.926% due 02/01/2013 (a)	$1,331,720
490,628	#725495, 4.845% due 02/01/2034 (a),(b)	498,060
3,206,217	#726182, 5.000% due 07/01/2033 (a)	3,282,000
1,811,225	#735060, 6.000% due 11/01/2034 (a)	1,869,035
1,181,031	#745275, 5.000% due 02/01/2036 (a)	1,207,469
555,486	#767413, 5.500% due 01/01/2034 (a)	570,438
1,194,180	#776836, 6.500% due 08/01/2034 (a)	1,243,814
4,623,666	#780620, 5.500% due 05/01/2034 (a)	4,751,014
488,373	#788520, 5.500% due 07/01/2034 (a)	501,518
381,069	#788908, 6.000% due 08/01/2034 (a)	393,232
586,847	#790362, 4.866% due 08/01/2034 (a),(b)	589,368
1,338,110	#897791, 6.000% due 09/01/2036 (a)	1,379,147
437,728	#906281, 5.489% due 01/01/2037 (a),(b)	445,364
719,435	#918160, 5.500% due 05/01/2022 (a)	742,208
807,011	#928206, 6.000% due 04/01/2037 (a)	831,715
1,679,289	#938199, 6.500% due 07/01/2037 (a)	1,746,104
598,431	#956918, 5.500% due 11/01/2037 (a)	614,131
11,270,316	#963774, 5.500% due 06/01/2038	11,564,881

See Notes to Financial Statements.

8

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
	Freddie Mac Gold Pool:
$26,709	#A00813, 9.000% due 10/01/2020	$29,008
86,971	#A01048, 8.500% due 02/01/2020	93,010
2,465,025	#A63820, 6.000% due 08/01/2037 (a)	2,542,023
785,016	#C01501, 5.500% due 03/01/2033 (a)	805,533
107,259	#C30261, 7.500% due 08/01/2029 (a)	113,112
612	#E62394, 7.500% due 09/01/2010	623
127,013	#F70013, 7.000% due 12/01/2011 (a)	131,268
66,223	#G00479, 9.000% due 04/01/2025	72,938
	Freddie Mac Non Gold Pool,
528,517	#1B2506, 5.108% due 01/01/2036 (a),(b)	532,628
	Ginnie Mae I Pool:
142,539	#627907, 5.000% due 02/15/2034	146,673
82,825	#780077, 8.000% due 03/15/2025	88,044
56,686	#780584, 7.000% due 06/15/2027	60,061
1,125,720	#781008, 6.000% due 03/15/2029	1,169,276

		99,114,533

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $140,521,151)		141,203,963

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Government Sponsored Enterprises (GSE) — 3.6%
5,000,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018	5,746,450
1,260,000	JPMorgan Chase & Co, FDIC Guaranteed, 3.125% due 12/01/2011	1,309,013

See Notes to Financial Statements.

9

Munder Bond Fund
 Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government Sponsored Enterprises (Continued)
	Federal National Mortgage Association:
$700,000	5.375% due 06/12/2017	$817,821
625,000	7.125% due 06/15/2010	677,850

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,685,235)		8,551,134

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds – 1.2%
2,000,000	5.000% due 05/15/2037	2,897,812

U.S. Treasury Notes – 2.9%
1,250,000	2.000% due 11/30/2013	1,282,422
5,000,000	4.000% due 08/15/2018	5,773,830

		7,056,252

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,052,531)		9,954,064

Shares

INVESTMENT COMPANY SECURITIES — 3.2%
(Cost $7,796,091)
7,796,091	Institutional Money Market Fund (i)	7,796,091

TOTAL INVESTMENTS
(Cost $307,904,128)	119.4%	288,150,678
OTHER ASSETS AND LIABILITIES (Net)	(19.4)	(46,719,913)

NET ASSETS	100.0%	$241,430,765

#	Amount represents less than 0.05% of the net assets.

(a)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2008.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

See Notes to Financial Statements.

10

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,703,501, 0.7% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil del Norte SA, 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,999,781
ELM BV, 144A, YNK, 17.525% due 06/20/2013	06/13/2006	2,326,250

(g)	Fair valued security as of December 31, 2008, (see Notes to Financial Statements, Note 2). At December 31, 2008, these securities represent $106,808, less than 0.05% of net assets.

(h)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(i)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(j)	Security subject to mortgage dollar roll transaction.

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
YNK	— Yankee Security

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES — 97.0%
Alabama — 3.6%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,190,360

Arizona — 10.4%
300,000	Arizona School Facilities Board, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	346,134
1,115,000	Gilbert AZ, Refunding, (FGIC Insured), 5.750% due 07/01/2012	1,238,408
1,650,000	Maricopa County Unified School District No 69-Paradise Valley, (MBIA Insured), 5.000% due 07/01/2012	1,760,138
1,000,000	Mesa AZ, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,081,520
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC Insured), 5.000% due 07/01/2012	1,954,350

		6,380,550

California — 10.9%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,230,820
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (a)	2,210,900
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,266,200

		6,707,920

Florida — 3.4%
1,000,000	County of Broward FL, Series B, Refunding, GO 5.000% due 01/01/2021	1,040,280

See Notes to Financial Statements.

12

Principal
Amount		Value

Florida (Continued)
$1,000,000	Fort Lauderdale Fl, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	$1,049,910

		2,090,190

Georgia — 5.7%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,107,320
	State of Georgia, GO:
1,090,000	Series B, 5.500% due 07/01/2012	1,213,170
1,045,000	Series C, 6.250% due 08/01/2013	1,219,588

		3,540,078

Hawaii — 5.7%
	Kauai County HI, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	188,916
1,215,000	4.375% due 08/01/2010	1,249,834
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA Insured), 5.250% due 09/01/2013	2,067,131

		3,505,881

Illinois — 1.8%
500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	507,015
500,000	Regional Transportation Authority, Refunding, (FGIC Insured), 6.000% due 06/01/2015	581,710

		1,088,725

Maryland — 1.7%
1,000,000	County of Montgomery MD, GO, Refunding, 5.250% due 10/01/2010	1,059,740

Massachusetts — 1.8%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034 Pre-refunded 07/01/2015	1,142,310

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan — 2.3%
$425,000	Jenison Public Schools, Refunding, (FGIC Insured), 5.250% due 05/01/2015	$472,158
400,000	Michigan State Hospital Finance Authority, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	425,336
500,000	Walled Lake Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	529,820

		1,427,314

Minnesota — 3.6%
2,175,000	Metropolitan Council Minneapolis-St Paul Metropolitan Area, Series B, GO, 4.100% due 02/01/2011	2,222,589

Nebraska — 1.7%
1,000,000	City of Omaha NE, GO, 4.500% due 12/01/2010	1,046,240

Nevada — 6.3%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC Insured), 5.000% due 12/01/2014	1,646,670
2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,227,680

		3,874,350

New Jersey — 1.8%
1,000,000	State of New Jersey, GO, 5.750% due 05/01/2012	1,108,260

New York — 3.5%
2,000,000	City of New York NY, Series D, (TCR, FGIC Insured), 5.000% due 08/01/2015	2,137,120

North Carolina — 1.1%
650,000	Cary NC, GO, 5.000% due 03/01/2019	681,116

See Notes to Financial Statements.

14

Principal
Amount		Value

Ohio — 9.5%
	City of Columbus OH:
$1,000,000	Series A, GO, 5.000% due 07/01/2013	$1,108,600
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	333,417
1,290,000	Loveland City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,432,106
1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,893,809
1,000,000	Olentangy Local School District, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,075,510

		5,843,442

Rhode Island — 1.8%
1,000,000	Rhode Island State & Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,106,270

South Carolina — 1.7%
1,000,000	State of South Carolina, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,058,620

Tennessee — 2.5%
475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	517,626
1,000,000	City of Knoxville TN, Waste Water System Revenue 5.000% due 04/01/2022	1,031,270

		1,548,896

Texas — 9.9%
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,474
2,000,000	Lancaster Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,343,340
1,000,000	Richardson Independent School District, GO, (PSFG), 3.800% due 02/15/2012	1,046,570

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas (Continued)
$500,000	State of Texas, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	$500,000
2,000,000	Waco TX, GO, (MBIA Insured), 5.000% due 02/01/2014	2,199,620

		6,095,004

Utah — 1.7%
1,000,000	Box Elder County School District, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,078,480

Washington — 1.8%
1,000,000	Benton County School District No 400 Richland, GO, (FSA Insured), 5.000% due 12/01/2012	1,095,900

Wisconsin — 2.8%
1,400,000	Blackhawk Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,471,540
250,000	State of Wisconsin, Series 1, GO, Refunding, (MBIA Insured), 5.500% due 05/01/2015	284,642

		1,756,182

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $56,987,113)		59,785,537

Shares

INVESTMENT COMPANY SECURITY — 1.6%
(Cost $991,783)
991,783	CitiFunds Institutional Tax Free Reserves	991,783

TOTAL INVESTMENTS
(Cost $57,978,896)	98.6%	60,777,320
OTHER ASSETS AND LIABILITIES (Net)	1.4	839,525

NET ASSETS	100.0%	$61,616,845

See Notes to Financial Statements.

16

(a)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Subject to Qualified School Bond Loan Fund Credit Enhancement
TCR	— Transferable Custodial Receipts

At December 31, 2008, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	40.6%	$24,999,828
Pre-Refunded/ETM	27.7	17,095,260
General Obligations	24.0	14,765,370
Revenue	4.7	2,925,079

TOTAL MUNICIPAL BONDS AND NOTES	97.0	59,785,537
INVESTMENT COMPANY SECURITY	1.6	991,783

TOTAL INVESTMENTS	98.6	60,777,320
OTHER ASSETS AND LIABILITIES (Net)	1.4	839,525

NET ASSETS	100.0%	$61,616,845

See Notes to Financial Statements.

17

Munder Fixed Income Funds

Statements of Assets and Liabilities, December 31, 2008 (Unaudited)

		Munder Tax-Free
	Munder	Short & Intermediate
	Bond Fund	Bond Fund
ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies(a)	$280,354,587	$60,777,320
Securities of affiliated company(b)	7,796,091	—

Total Investments	288,150,678	60,777,320
Cash	140,936	705
Interest receivable	2,603,424	814,338
Dividends receivable	15,108	1,567
Receivable from Advisor	95,974	—
Receivable for investment securities sold	1,399	—
Receivable for Fund shares sold	61,225	157,848
Deposits with brokers for futures contracts	313,708	—
Variation margin receivable on open futures contracts	5,139,119	—
Prepaid expenses and other assets	69,274	15,441

Total Assets	296,590,845	61,767,219

LIABILITIES:
Payable for when issued and forward delivery securities	53,259,894	—
Payable for Fund shares redeemed	1,542,218	5,694
Trustees’ fees and expenses payable	113,064	68,683
Investment advisory fees payable	85,844	842
Payable for deferred mortgage dollar rolls	36,328	—
Transfer agency/record keeping fees payable	30,415	10,465
Administration fees payable	30,183	8,744
Shareholder servicing fees payable — Class K Shares	27,028	9,843
Distribution and shareholder servicing fees payable — Class A, B and C Shares	11,377	5,008
Custody fees payable	2,735	1,590
Accrued expenses and other payables	20,994	39,505

Total Liabilities	55,160,080	150,374

NET ASSETS	$241,430,765	$61,616,845

Investments, at cost	$307,904,128	$57,978,896

(a)	Cost of $300,108,037 and $57,978,896 for the Munder Bond Fund and Munder Tax-Free Short & Intermediate Bond Fund, respectively.

(b)	Cost of $7,796,091 for the Munder Bond Fund.

See Notes to Financial Statements.

18

		Munder Tax-Free
	Munder	Short & Intermediate
	Bond Fund	Bond Fund
NET ASSETS consist of:
Undistributed net investment income	$99,094	$4,103
Accumulated net realized gain/(loss) on investments sold	(15,374,378)	72,485
Net unrealized appreciation/(depreciation) of investments	(17,053,150)	2,798,424
Paid-in capital	273,759,199	58,741,833

	$241,430,765	$61,616,845

NET ASSETS:
Class A Shares	$17,463,349	$9,404,609

Class B Shares	$3,960,584	$673,994

Class C Shares	$5,322,576	$3,051,206

Class K Shares	$108,686,254	$45,986,446

Class Y Shares	$105,998,002	$2,500,590

SHARES OUTSTANDING:
Class A Shares	1,962,746	910,950

Class B Shares	445,174	65,394

Class C Shares	594,736	293,560

Class K Shares	12,202,220	4,454,214

Class Y Shares	11,895,312	242,000

CLASS A SHARES:
Net asset value and redemption price per share	$8.90	$10.32

Maximum sales charge	4.00%	4.00%
Maximum offering price per share	$9.27	$10.75

CLASS B SHARES:
Net asset value and offering price per share*	$8.90	$10.31

CLASS C SHARES:
Net asset value and offering price per share*	$8.95	$10.39

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$8.91	$10.32

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$8.91	$10.33

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

19

Munder Fixed Income Funds

Statements of Operations, For the Period Ended December 31, 2008 (Unaudited)

		Munder Tax-Free
	Munder	Short & Intermediate
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest	$7,202,337	$1,214,910
Dividends on securities of unaffiliated companies	—	29,858
Dividends on securities of affiliated company	367,972	—
Securities lending, net of borrower rebates	85,819	—
Mortgage dollar roll income	740,953	—

Total Investment Income	8,397,081	1,244,768

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	22,342	11,315
Class B Shares	18,554	2,960
Class C Shares	23,526	13,667
Shareholder servicing fees:
Class K Shares	169,979	62,530
Investment advisory fees	561,572	162,868
Administration fees	195,922	53,870
Transfer agency/record keeping fees	86,339	30,362
Custody fees	44,767	16,386
Registration and filing fees	29,518	25,493
Legal and audit fees	25,933	24,280
Trustees’ fees and expenses	8,102	11,818
Other	53,654	24,501

Total Expenses	1,240,208	440,050
Expenses reimbursed by Advisor	(444,238)	—

Net Expenses	795,970	440,050

NET INVESTMENT INCOME	7,601,111	804,718

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(1,702,838)	51,322
Futures contracts	2,197,934	—
Credit default swap contracts	133,613	—
Net change in unrealized appreciation/(depreciation) of:
Securities	(13,333,733)	1,864,378
Futures contracts	2,124,009	—
Credit default swap contracts	(114,302)	—

Net realized and unrealized gain/(loss) on investments	(10,695,317)	1,915,700

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,094,206)	$2,720,418

See Notes to Financial Statements.

20

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$7,601,111	$3,212,020
Net realized gain from security transactions, futures contracts and credit default swap contracts	628,709	719,922
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	(11,324,026)	2,777,392

Net increase/(decrease) in net assets resulting from operations	(3,094,206)	6,709,334
Dividends to shareholders from net investment income:
Class A Shares	(483,850)	(512,462)
Class B Shares	(87,876)	(126,754)
Class C Shares	(112,177)	(97,569)
Class K Shares	(3,577,090)	(1,441,084)
Class Y Shares	(3,278,005)	(2,202,716)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	32,279	7,604,470
Class B Shares	427,143	289,891
Class C Shares	1,431,852	2,404,208
Class K Shares	(39,463,251)	124,902,517
Class Y Shares	(17,209,803)	79,130,926

Net increase/(decrease) in net assets	(65,414,984)	216,660,761
NET ASSETS:
Beginning of period	306,845,749	90,184,988

End of period	$241,430,765	$306,845,749

Undistributed net investment income	$99,094	$36,981

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$804,718	$2,144,336
Net realized gain from security transactions	51,322	584,446
Net change in net unrealized appreciation/(depreciation) of securities	1,864,378	958,928

Net increase in net assets resulting from operations	2,720,418	3,687,710
Dividends to shareholders from net investment income:
Class A Shares	(117,881)	(223,457)
Class B Shares	(5,511)	(11,992)
Class C Shares	(25,552)	(47,467)
Class K Shares	(639,828)	(1,772,050)
Class Y Shares	(38,410)	(85,358)
Distributions to shareholders from net realized gains:
Class A Shares	(59,634)	(2,037)
Class B Shares	(3,758)	(150)
Class C Shares	(18,523)	(586)
Class K Shares	(319,141)	(16,390)
Class Y Shares	(17,605)	(765)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	79,758	1,263,930
Class B Shares	114,861	(102,388)
Class C Shares	521,719	(51,742)
Class K Shares	(7,558,143)	(35,351,864)
Class Y Shares	(339,529)	(462,368)

Net decrease in net assets	(5,706,759)	(33,176,974)
NET ASSETS:
Beginning of period	67,323,604	100,500,578

End of period	$61,616,845	$67,323,604

Undistributed net investment income	$4,103	$26,567

See Notes to Financial Statements.

22

[This Page Intentionally Left Blank]

23

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$5,142,718	$3,737,496
Issued as reinvestment of dividends	338,355	342,928
Proceeds received in merger	—	6,989,236
Redeemed	(5,448,794)	(3,465,190)

Net increase	$32,279	$7,604,470

Class B Shares:
Sold	$1,073,942	$790,443
Issued as reinvestment of dividends	52,843	67,423
Proceeds received in merger	—	827,915
Redeemed*	(699,642)	(1,395,890)

Net increase	$427,143	$289,891

Class C Shares:
Sold	$3,053,129	$2,754,578
Issued as reinvestment of dividends	61,595	46,001
Proceeds received in merger	—	1,020,199
Redeemed	(1,682,872)	(1,416,570)

Net increase	$1,431,852	$2,404,208

Class K Shares:
Sold	$2,094,496	$3,331,856
Issued as reinvestment of dividends	295,885	399,044
Proceeds received in merger	—	132,771,734
Redeemed	(41,853,632)	(11,600,117)

Net increase/(decrease)	$(39,463,251)	$124,902,517

Class Y Shares:
Sold	$2,974,990	$7,875,143
Issued as reinvestment of dividends	2,105,317	925,454
Proceeds received in merger	—	86,520,808
Redeemed	(22,290,110)	(16,190,479)

Net increase/(decrease)	$(17,209,803)	$79,130,926

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	571,144	401,084
Issued as reinvestment of dividends	38,198	36,955
Issued in exchange for proceeds received in merger	—	765,943
Redeemed	(611,764)	(371,957)

Net increase/(decrease)	(2,422)	832,025

Class B Shares:
Sold	120,714	84,825
Issued as reinvestment of dividends	5,981	7,267
Issued in exchange for proceeds received in merger	—	90,760
Redeemed*	(78,547)	(150,307)

Net increase	48,148	32,545

Class C Shares:
Sold	337,854	292,934
Issued as reinvestment of dividends	6,933	4,924
Issued in exchange for proceeds received in merger	—	111,193
Redeemed	(188,624)	(151,573)

Net increase	156,163	257,478

Class K Shares:
Sold	231,481	357,708
Issued as reinvestment of dividends	33,350	42,982
Issued in exchange for proceeds received in merger	—	14,534,399
Redeemed	(4,668,532)	(1,247,628)

Net increase/(decrease)	(4,403,701)	13,687,461

Class Y Shares:
Sold	328,389	845,542
Issued as reinvestment of dividends	236,912	99,728
Issued in exchange for proceeds received in merger	—	9,467,208
Redeemed	(2,486,872)	(1,750,225)

Net increase/(decrease)	(1,921,571)	8,662,253

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

25

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$1,717,414	$2,319,316
Issued as reinvestment of dividends and distributions	106,228	115,354
Redeemed	(1,743,884)	(1,170,740)

Net increase	$79,758	$1,263,930

Class B Shares:
Sold	$247,182	$90,192
Issued as reinvestment of dividends and distributions	4,879	5,452
Redeemed*	(137,200)	(198,032)

Net increase/(decrease)	$114,861	$(102,388)

Class C Shares:
Sold	$1,124,265	$304,882
Issued as reinvestment of dividends and distributions	18,848	20,114
Redeemed	(621,394)	(376,738)

Net increase/(decrease)	$521,719	$(51,742)

Class K Shares:
Sold	$620,692	$2,780,002
Issued as reinvestment of dividends and distributions	4,319	5,372
Redeemed	(8,183,154)	(38,137,238)

Net decrease	$(7,558,143)	$(35,351,864)

Class Y Shares:
Sold	$—	$65,322
Issued as reinvestment of dividends and distributions	41,428	63,045
Redeemed	(380,957)	(590,735)

Net decrease	$(339,529)	$(462,368)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

26

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	168,696	226,994
Issued as reinvestment of dividends and distributions	10,485	11,375
Redeemed	(171,984)	(115,797)

Net increase	7,197	122,572

Class B Shares:
Sold	24,416	8,748
Issued as reinvestment of dividends and distributions	482	539
Redeemed*	(13,514)	(19,505)

Net increase/(decrease)	11,384	(10,218)

Class C Shares:
Sold	109,593	29,465
Issued as reinvestment of dividends and distributions	1,849	1,973
Redeemed	(61,370)	(37,033)

Net increase/(decrease)	50,072	(5,595)

Class K Shares:
Sold	60,432	273,949
Issued as reinvestment of dividends and distributions	427	530
Redeemed	(800,534)	(3,769,376)

Net decrease	(739,675)	(3,494,897)

Class Y Shares:
Sold	—	6,463
Issued as reinvestment of dividends and distributions	4,085	6,214
Redeemed	(37,227)	(58,724)

Net decrease	(33,142)	(46,047)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

27

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$9.22		$9.24		$9.12	$9.65	$9.47	$9.89

Income/(loss) from investment operations:
Net investment income	0.24		0.32		0.42	0.35	0.33	0.35
Net realized and unrealized gain/(loss) on investments	(0.32)		0.11		0.14	(0.48)	0.26	(0.37)

Total from investment operations	(0.08)		0.43		0.56	(0.13)	0.59	(0.02)

Less distributions:
Dividends from net investment income	(0.24)		(0.45)		(0.44)	(0.40)	(0.41)	(0.40)

Total distributions	(0.24)		(0.45)		(0.44)	(0.40)	(0.41)	(0.40)

Net asset value, end of period	$8.90		$9.22		$9.24	$9.12	$9.65	$9.47

Total return(c)	(0.78)%		4.70%		6.24%	(1.41)%	6.33%	(0.24)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,463		$18,126		$10,468	$14,038	$5,239	$4,117
Ratio of operating expenses to average net assets	0.65	%(e)	1.20%		1.28%	1.33%	1.42%	1.25%
Ratio of net investment income to average net assets	5.35	%(e)	3.46%		4.55%	3.77%	3.39%	3.67%
Portfolio turnover rate	75	%(d)	272	%(d)	55%	68%	79%	148%
Ratio of operating expenses to average net assets without expense reimbursements	0.97	%(e)	1.28%		1.28%	1.33%	1.42%	1.25%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	The portfolio turnover rate including mortgage dollar roll transactions was 151% and 226% for the period ended December 31, 2008 and year ended June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

28

B Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$9.22		$9.24		$9.12	$9.65	$9.48	$9.89

0.21		0.25		0.35	0.28	0.25	0.28

(0.32)		0.11		0.14	(0.48)	0.26	(0.37)

(0.11)		0.36		0.49	(0.20)	0.51	(0.09)

(0.21)		(0.38)		(0.37)	(0.33)	(0.34)	(0.32)

(0.21)		(0.38)		(0.37)	(0.33)	(0.34)	(0.32)

$8.90		$9.22		$9.24	$9.12	$9.65	$9.48

(1.15)%		3.92%		5.44%	(2.15)%	5.42%	(0.87)%

$3,961		$3,662		$3,367	$3,803	$3,498	$5,522

1.40	%(e)	1.97%		2.03%	2.09%	2.17%	2.00%

4.60	%(e)	2.71%		3.80%	2.97%	2.64%	2.92%
75	%(d)	272	%(d)	55%	68%	79%	148%

1.72	%(e)	2.04%		2.03%	2.09%	2.17%	2.00%

See Notes to Financial Statements.

29

Munder Bond Fund(a)
 Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$9.28		$9.29		$9.17	$9.70	$9.52	$9.94

Income/(loss) from investment operations:
Net investment income	0.21		0.25		0.36	0.29	0.26	0.28
Net realized and unrealized gain/(loss) on investments	(0.33)		0.12		0.13	(0.49)	0.26	(0.38)

Total from investment operations	(0.12)		0.37		0.49	(0.20)	0.52	(0.10)

Less distributions:
Dividends from net investment income	(0.21)		(0.38)		(0.37)	(0.33)	(0.34)	(0.32)

Total distributions	(0.21)		(0.38)		(0.37)	(0.33)	(0.34)	(0.32)

Net asset value, end of period	$8.95		$9.28		$9.29	$9.17	$9.70	$9.52

Total return(c)	(1.26)%		4.01%		5.41%	(2.13)%	5.50%	(0.97)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,323		$4,068		$1,682	$1,620	$523	$543
Ratio of operating expenses to average net assets	1.40	%(e)	1.94%		2.03%	2.09%	2.17%	2.00%
Ratio of net investment income to average net assets	4.62	%(e)	2.70%		3.80%	3.02%	2.64%	2.92%
Portfolio turnover rate	75	%(d)	272	%(d)	55%	68%	79%	148%
Ratio of operating expenses to average net assets without expense reimbursements	1.72	%(e)	2.03%		2.03%	2.09%	2.17%	2.00%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	The portfolio turnover rate including mortgage dollar roll transactions was 151% and 226% for the period ended December 31, 2008 and year ended June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

30

K Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$9.23		$9.25		$9.13	$9.66	$9.48	$9.90

0.24		0.33		0.42	0.35	0.33	0.36

(0.32)		0.10		0.14	(0.48)	0.26	(0.38)

(0.08)		0.43		0.56	(0.13)	0.59	(0.02)

(0.24)		(0.45)		(0.44)	(0.40)	(0.41)	(0.40)

(0.24)		(0.45)		(0.44)	(0.40)	(0.41)	(0.40)

$8.91		$9.23		$9.25	$9.13	$9.66	$9.48

(0.89)%		4.80%		6.23%	(1.41)%	6.32%	(0.24)%

$108,686		$153,352		$26,987	$32,965	$9,786	$12,444

0.65	%(e)	1.11%		1.28%	1.34%	1.42%	1.25%

5.32	%(e)	3.42%		4.55%	3.77%	3.39%	3.67%
75	%(d)	272	%(d)	55%	68%	79%	148%

0.96	%(e)	1.21%		1.28%	1.34%	1.42%	1.25%

See Notes to Financial Statements.

31

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$9.24		$9.25		$9.13	$9.66	$9.49	$9.90

Income/(loss) from investment operations:
Net investment income	0.25		0.35		0.45	0.37	0.35	0.38
Net realized and unrealized gain/(loss) on investments	(0.32)		0.11		0.14	(0.48)	0.25	(0.37)

Total from investment operations	(0.07)		0.46		0.59	(0.11)	0.60	0.01

Less distributions:
Dividends from net investment income	(0.26)		(0.47)		(0.47)	(0.42)	(0.43)	(0.42)

Total distributions	(0.26)		(0.47)		(0.47)	(0.42)	(0.43)	(0.42)

Net asset value, end of period	$8.91		$9.24		$9.25	$9.13	$9.66	$9.49

Total return(c)	(0.76)%		5.06%		6.49%	(1.16)%	6.48%	0.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$105,998		$127,638		$47,681	$23,006	$17,622	$31,590
Ratio of operating expenses to average net assets	0.40	%(e)	0.92%		1.02%	1.11%	1.17%	1.00%
Ratio of net investment income to average net assets	5.59	%(e)	3.70%		4.81%	3.99%	3.65%	3.92%
Portfolio turnover rate	75	%(d)	272	%(d)	55%	68%	79%	148%
Ratio of operating expenses to average net assets without expense reimbursements	0.72	%(e)	1.01%		1.02%	1.11%	1.17%	1.00%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	The portfolio turnover rate including mortgage dollar roll transactions was 151% and 226% for the period ended December 31, 2008 and year ended June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

32

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33

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)

Net asset value, beginning of period	$10.09		$9.94		$9.96	$10.32	$10.32	$10.67

Income/(loss) from investment operations:
Net investment income	0.13		0.27		0.29	0.29	0.30	0.27
Net realized and unrealized gain/(loss) on investments	0.30		0.16		(0.01)	(0.34)	(0.01)	(0.35)

Total from investment operations	0.43		0.43		0.28	(0.05)	0.29	(0.08)

Less distributions:
Dividends from net investment income	(0.13)		(0.28)		(0.30)	(0.31)	(0.29)	(0.27)
Distributions from net realized gains	(0.07)		(0.00	)(c)	—	—	—	(0.00	)(c)

Total distributions	(0.20)		(0.28)		(0.30)	(0.31)	(0.29)	(0.27)

Net asset value, end of period	$10.32		$10.09		$9.94	$9.96	$10.32	$10.32

Total return(d)	4.31%		4.35%		2.80%	(0.53)%	2.86%	(0.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,405		$9,119		$7,769	$12,865	$9,620	$13,414
Ratio of operating expenses to average net assets	1.32	%(e)	1.24%		1.14%	1.11%	0.87%	1.04%
Ratio of net investment income to average net assets	2.50	%(e)	2.69%		2.93%	2.82%	2.85%	2.52%
Portfolio turnover rate	7%		0%		2%	9%	10%	23%
Ratio of operating expenses to average net assets without expense reimbursements	1.32	%(e)	1.24%		1.14%	1.11%	1.06%	1.04%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

34

B Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)

$10.07		$9.93		$9.95	$10.30	$10.30	$10.65

0.09		0.20		0.22	0.21	0.21	0.19

0.32		0.14		(0.02)	(0.33)	0.00 (c)	(0.35)

0.41		0.34		0.20	(0.12)	0.21	(0.16)

(0.10)		(0.20)		(0.22)	(0.23)	(0.21)	(0.19)

(0.07)		(0.00	)(c)	—	—	—	(0.00	)(c)

(0.17)		(0.20)		(0.22)	(0.23)	(0.21)	(0.19)

$10.31		$10.07		$9.93	$9.95	$10.30	$10.30

4.03%		3.48%		2.04%	(1.18)%	2.09%	(1.49)%

$674		$544		$638	$1,317	$2,394	$4,005

2.07	%(e)	1.99%		1.89%	1.85%	1.62%	1.79%

1.75	%(e)	1.95%		2.17%	2.04%	2.08%	1.77%
7%		0%		2%	9%	10%	23%

2.07	%(e)	1.99%		1.89%	1.85%	1.81%	1.79%

See Notes to Financial Statements.

35

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/08(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)

Net asset value, beginning of period	$10.16		$10.01		$10.03	$10.39	$10.38	$10.74

Income/(loss) from investment operations:
Net investment income	0.09		0.20		0.22	0.21	0.22	0.19
Net realized and unrealized gain/(loss) on investments	0.31		0.15		(0.02)	(0.34)	0.00 (c)	(0.36)

Total from investment operations	0.40		0.35		0.20	(0.13)	0.22	(0.17)

Less distributions:
Dividends from net investment income	(0.10)		(0.20)		(0.22)	(0.23)	(0.21)	(0.19)
Distributions from net realized gains	(0.07)		(0.00	)(c)	—	—	—	(0.00	)(c)

Total distributions	(0.17)		(0.20)		(0.22)	(0.23)	(0.21)	(0.19)

Net asset value, end of period	$10.39		$10.16		$10.01	$10.03	$10.39	$10.38

Total return(d)	3.89%		3.55%		2.02%	(1.27)%	2.17%	(1.57)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,051		$2,473		$2,494	$3,707	$4,178	$7,136
Ratio of operating expenses to average net assets	2.07	%(e)	1.99%		1.89%	1.86%	1.62%	1.79%
Ratio of net investment income to average net assets	1.75	%(e)	1.95%		2.18%	2.06%	2.08%	1.77%
Portfolio turnover rate	7%		0%		2%	9%	10%	23%
Ratio of operating expenses to average net assets without expense reimbursements	2.07	%(e)	1.99%		1.89%	1.86%	1.81%	1.79%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

36

K Shares
Period Ended		Year		Year	Year	Year	Year
12/31/08(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)

$10.09		$9.94		$9.96	$10.32	$10.31	$10.67

0.13		0.27		0.29	0.28	0.30	0.27

0.30		0.16		(0.01)	(0.33)	0.00 (c)	(0.36)

0.43		0.43		0.28	(0.05)	0.30	(0.09)

(0.13)		(0.28)		(0.30)	(0.31)	(0.29)	(0.27)

(0.07)		(0.00	)(c)	—	—	—	(0.00	)(c)

(0.20)		(0.28)		(0.30)	(0.31)	(0.29)	(0.27)

$10.32		$10.09		$9.94	$9.96	$10.32	$10.31

4.31%		4.35%		2.80%	(0.53)%	2.96%	(0.84)%

$45,986		$52,408		$86,404	$117,980	$145,878	$173,952

1.32	%(e)	1.24%		1.14%	1.10%	0.87%	1.04%

2.50	%(e)	2.71%		2.93%	2.81%	2.86%	2.52%
7%		0%		2%	9%	10%	23%

1.32	%(e)	1.24%		1.14%	1.10%	1.06%	1.04%

See Notes to Financial Statements.

37

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)

Net asset value, beginning of period	$10.10		$9.95	$9.97	$10.33	$10.32	$10.68

Income/(loss) from investment operations:
Net investment income	0.14		0.30	0.32	0.31	0.32	0.29
Net realized and unrealized gain/(loss) on investments	0.31		0.15	(0.02)	(0.34)	0.01	(0.35)

Total from investment operations	0.45		0.45	0.30	(0.03)	0.33	(0.06)

Less distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.32)	(0.33)	(0.32)	(0.30)
Distributions from net realized gains	(0.07)		0.00 (c)	—	—	—	(0.00	)(c)

Total distributions	(0.22)		(0.30)	(0.32)	(0.33)	(0.32)	(0.30)

Net asset value, end of period	$10.33		$10.10	$9.95	$9.97	$10.33	$10.32

Total return(d)	4.43%		4.60%	3.05%	(0.28)%	3.22%	(0.60)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,501		$2,779	$3,196	$2,930	$2,897	$2,777
Ratio of operating expenses to average net assets	1.07	%(e)	0.99%	0.89%	0.86%	0.62%	0.79%
Ratio of net investment income to average net assets	2.75	%(e)	2.95%	3.18%	3.06%	3.12%	2.77%
Portfolio turnover rate	7%		0%	2%	9%	10%	23%
Ratio of operating expenses to average net assets without expense reimbursements	1.07	%(e)	0.99%	0.89%	0.86%	0.81%	0.79%

(a)	Class Y Shares of the Fund commenced operations on December 17, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

38

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the following series of MST: Munder Bond Fund (the “Bond Fund”) and Munder Tax-Free Short & Intermediate Bond Fund (the “Tax-Free Fund”) (each, a “Fund” and collectively, the “Fixed Income Funds”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is classified as a diversified management investment company under the 1940 Act. The Bond Fund’s primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Tax-Free Fund’s goal is to provide a competitive level of current interest income exempt from regular federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

Each of the Fixed Income Funds has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in each Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On June 13, 2008, the Bond Fund acquired all of the assets and assumed all of the liabilities of the Munder Intermediate Bond Fund (“Intermediate Bond Fund”), a series of MST, in a tax-free exchange of shares and the subsequent liquidation of the Intermediate Bond Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of MST on May 13, 2008.

39

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Number of shares outstanding of the Intermediate Bond Fund prior to merger:
Class A	781,940
Class B	92,955
Class C	114,007
Class K	14,885,740
Class Y	9,693,869

Number of shares of the Bond Fund issued for shares of the Intermediate Bond Fund:
Class A	765,943
Class B	90,760
Class C	111,193
Class K	14,534,399
Class Y	9,467,208
Unrealized depreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Intermediate Bond Fund	$7,436,190

There were no undistributed income or gain amounts unpaid prior to the merger of the Intermediate Bond Fund.

	Prior to Merger	After Merger

Net assets of Intermediate Bond Fund
Class A	$6,989,236	$—
Class B	827,915	—
Class C	1,020,199	—
Class K	132,771,734	—
Class Y	86,520,808	—
Net assets of the Bond Fund
Class A	10,523,640	17,512,876
Class B	2,863,404	3,691,319
Class C	3,104,580	4,124,779
Class K	20,269,970	153,041,704
Class Y	42,121,256	128,642,064

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

40

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities and credit default swaps are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less also may be valued on an amortized cost basis, which approximates current market value. Futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by a Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Bond Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$7,796,091	$2,700,300
Level 2 — Other Significant Observable Inputs	280,247,779	—
Level 3 — Significant Unobservable Inputs	106,808	—

Total	$288,150,678	$2,700,300

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Bond Fund’s assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities
Balance as of 6/30/2008	$572,750
Transfers in and/or out of Level 3	79,556
Net purchases/(sales)	(16,874)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(168,760)
Change in unrealized appreciation/(depreciation)	(359,864)

Balance as of 12/31/2008	$106,808

The following is a summary of the inputs used to value the Tax-Free Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$991,783
Level 2 — Other Significant Observable Inputs	59,785,537
Level 3 — Significant Unobservable Inputs	—

Total	$60,777,320

Futures Contracts: The Bond Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner

42

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Credit Default Swap Contracts: The Bond Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. Up-front payments made or received by a Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, a Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, a Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

43

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Mortgage Dollar Rolls: The Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition. Income is generated as consideration for entering into these transactions and is included in income in the Fund’s Statement of Operations. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

Loans of Portfolio Securities: The Bond Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based

44

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. Each Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. Neither Fund incurred any such interest or penalties during the period ended December 31, 2008.

The Fixed Income Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions

45

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Bond Fund a fee, computed and payable daily at an annual rate of 0.40% of the value of its average daily net assets. The Advisor is also entitled to receive a fee from the Tax-Free Fund, computed and payable daily at an annual rate of 0.50% on the first $200 million of its average daily net assets; and 0.40% on assets exceeding $200 million. During the period ended December 31, 2008, the Tax-Free Fund paid an annual effective rate of 0.50% for advisory services.

Pursuant to a written Expense Limitation Agreement with the Bond Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Bond Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 0.65%, 1.40%, 1.40%, 0.65% and 0.40% for Class A, Class B, Class C, Class K and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2008, the Advisor reimbursed expenses on behalf of the Bond Fund pursuant to the Expense Limitation Agreement totaling $444,238.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of each Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $195,922 and $53,870 before payment of sub-administration fees and $130,348 and $33,877 after payment of sub-administration fees for its administrative services to the Bond Fund and Tax-Free Fund, respectively. During the period ended

46

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

December 31, 2008, the Bond Fund and Tax-Free Fund paid an annual effective rate of 0.1396% and 0.1654%, respectively, for administrative services.

During the period ended December 31, 2008, the Bond Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Bond Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Bond Fund. For the period ended December 31, 2008, in connection with the Bond Fund’s investments in the Money Market Fund, the Advisor earned $32,741 in advisory fees before waivers and reimbursements ($3,594 after waivers and expense reimbursements) and $13,781 in administration fees.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of each Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $7,228 and $2,238 for its administrative, record keeping and other related services provided to the Bond Fund and Tax-Free Fund, respectively, for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

47

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services. Additional fees may also be collected from each Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fixed Income Funds under the Plan. For the period ended December 31, 2008, the Bond Fund and Tax-Free Fund paid $169,523 and $62,293, respectively, to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders. In addition, the Bond Fund paid $36 to Comerica Securities for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments, U.S. government securities and mortgage dollar rolls for the Bond Fund were $24,468,697 and $17,935,326, respectively, for the period ended December 31, 2008. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments for the Bond Fund were $205,564,495 and $215,022,347, respectively, for the period ended December 31, 2008. Cost of purchases and proceeds from sales of mortgage dollar rolls for the Bond Fund were $234,887,215 and $261,642,890,respectively.

48

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, for the Bond Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,947,604, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $26,701,054 and net depreciation for financial reporting purposes was $19,753,450. At December 31, 2008, aggregate cost for financial reporting purposes for the Bond Fund was $307,904,128.

At December 31, 2008, the Bond Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Appreciation

U.S. Treasury Bonds, March 2009 (long position)	200	$24,909,075	$27,609,375	$2,700,300

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities for the Tax-Free Fund were $4,119,620 and $10,301,284, respectively, for the period ended December 31, 2008.

At December 31, 2008, for the Tax-Free Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,801,907, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,483 and net appreciation for financial reporting purposes was $2,798,424. At December 31, 2008, aggregate cost for financial reporting purposes for the Tax-Free Fund was $57,978,896.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with a Fund. At December 31, 2008, the Bond Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$52,376,033	$68,122,743	68,122,743	$112,702,685	112,702,685	$7,796,091	$367,972	$—

7.	Investment Concentration

As of December 31, 2008, more than 25% of the Bond Fund’s net assets were invested in mortgage-backed securities, which are subject to higher

49

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fixed Income Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Fixed Income Fund for which a loan is extended. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Fixed Income Fund for which a loan was extended. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, neither Fixed Income Fund utilized the revolving line of credit. For the period ended December 31, 2008, total commitment fees incurred by the Bond Fund and Tax-Free Fund were $1,493 and $314, respectively.

9.	Indemnification Obligations

Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, neither Fixed Income Fund has had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

10. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund also may utilize earnings and profits distributed to

50

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

As determined on December 31, 2008, permanent differences for the Bond Fund resulting primarily from paydown gains and losses, premium amortization, credit default swap gains and losses, mortgage dollar roll adjustments, adjustments related to the merger with Intermediate Bond Fund and expired capital loss carryovers, and permanent differences for the Tax-Free Fund resulting primarily from differing book and tax treatments for amortization, were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain/(Loss)	Paid-in Capital

Bond Fund	$966,019	$(3,809,258)	$2,843,239
Tax-Free Fund	$(9,405)	$9,405

During the years ended June 30, 2008 and June 30, 2007, dividends of $4,380,585 and $4,057,254 were paid to shareholders of the Bond Fund from ordinary income on a tax basis.

The tax character of dividends and distributions paid to shareholders of the Tax-Free Fund during the years ended June 30, 2008 and June 30, 2007 was as follows:

	Tax-Exempt	Ordinary	Long-Term
	Income	Income	Capital Gains	Total

June 30, 2008	$2,125,284	$15,040	19,928	$2,160,252
June 30, 2007	3,520,885	53,407	—	3,574,292

At June 30, 2008, the components of distributable earnings on a tax basis for the Bond Fund were as follows:

Undistributed
Ordinary	Capital Loss	Unrealized
Income	Carryover	Depreciation	Total

$181,130	$(14,504,290)	$(7,342,223)	$(21,665,383)

The differences between book and tax distributable earnings for the Bond Fund were primarily due to premium amortization adjustments, wash sales, mark-to-market of futures contracts, mark-to-market and expenses of credit default swap contracts, mortgage dollar roll adjustments and deferred trustees’ fees.

51

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At June 30, 2008, the components of distributable earnings on a tax basis for the Tax-Free Fund were as follows:

Undistributed
Tax-Exempt	Undistributed	Unrealized
Income	Capital Gains	Appreciation	Total

$57,682	$337,221	$1,036,650	$1,431,553

The differences between book and tax distributable earnings for the Tax-Free Fund were primarily due to premium amortization and deferred trustees’ fees.

As determined at June 30, 2008, the Bond Fund had available for Federal income tax purposes $14,504,290 of unused capital losses of which $3,887,954, $527,926, $738,710, $1,165,532, $3,287,615 and $4,896,553 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.

In addition, $8,643,356 of the Bond Fund’s losses expiring in 2012, 2013 and 2014 may be further limited as these amounts were acquired in the reorganization of the Intermediate Bond Fund that occurred on June 13, 2008.

The Bond Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $886,915. During the current year, $6,968,858 of capital loss carryover expired unused and $4,041,497 in losses were lost due to merger limitations.

The Tax-Free Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $227,375.

11. Quarterly Portfolio Schedule

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by each Fund, is available without charge, upon request, by

52

Munder Fixed Income Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND&TFSIBD1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

In September 2008, we informed you that the Munder Funds Board of Trustees had approved the liquidation of the Fund. At the time, we had hoped to complete the transaction in short order. The liquidation, however, must be coordinated with a redemption in kind by Comerica Bank on behalf of its clients who are invested in the Fund. In the current market environment, that process has proved to be a bigger challenge than we had expected. Nevertheless, we are working closely with Comerica Bank to find a mutually beneficial solution that will allow us to liquidate the Fund in an orderly fashion.

As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

On the following pages, you will find information relating to your investment in the Fund. In the short-term debt markets, sharp interest rate cuts by the Federal Reserve Bank led to a significant drop in yields during the six-month period. By the end of 2008, the 30-day Treasury bill yield was down to 0.015% from 1.69% on June 30, 2008.

In light of the especially difficult market environment, we again want to thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Investment Allocation
iv	Shareholder Fee Example

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

i

Munder Cash Investment Fund

Investment Allocation, December 31, 2008 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments, which is included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

ii

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iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning
	Account	Ending	Expenses Paid	Annualized
	Value	Account Value	During Period(1),(2)	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio(2)

Actual
Class A	$1,000.00	$1,008.10	$2.89	0.57%
Class B	$1,000.00	$1,004.70	$6.42	1.27%
Class C	$1,000.00	$1,004.70	$6.42	1.27%
Class K	$1,000.00	$1,008.60	$2.38	0.47%
Class Y	$1,000.00	$1,009.30	$1.62	0.32%

Hypothetical
Class A	$1,000.00	$1,022.33	$2.91	0.57%
Class B	$1,000.00	$1,018.80	$6.46	1.27%
Class C	$1,000.00	$1,018.80	$6.46	1.27%
Class K	$1,000.00	$1,022.84	$2.40	0.47%
Class Y	$1,000.00	$1,023.59	$1.63	0.32%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).
(2)	As of January 27, 2009, all 12b-1 distribution and service fees were being waived voluntarily and the Fund had terminated the payment of all non-12b-1 service fees. If these changes had been in place during the one-half year period ended December 31, 2008, the annualized expense ratios for all classes of shares would have been 0.32%, the expenses paid on an actual $1,000 investment during the period would have been $1.62 for all classes of shares, and the expenses paid on a hypothetical $1,000 investment with a 5% rate of return during the period would have been $1.63 for all classes of shares.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 3.9%
$15,000,000	Bank Scotland Plc Treas Div, 2.916% due 10/06/2009 (b)	$15,000,000
15,000,000	Pnc Bank Na, 3.736% due 02/23/2009 (b)	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $30,000,000)		30,000,000

COMMERCIAL PAPER — 64.9%
15,000,000	Amsterdam Fdg Corp, 2.970% due 01/07/2009 (a)	14,992,575
15,000,000	Atlantic Asset Secur, 1.550% due 02/13/2009 (a)	14,972,229
35,000,000	Autobahn Funding Com, 2.250% due 01/06/2009 (a)	34,989,062
15,000,000	Barton Capital Corp., 1.550% due 01/23/2009 (a)	14,985,792
15,000,000	Bryant Prk Fdg Llc, 0.500% due 01/13/2009 (a)	14,997,500
15,000,000	Cafco Llc, 1.450% due 01/08/2009 (a)	14,995,771
15,000,000	Chariot Fndg Llc, 1.400% due 02/09/2009 (a)	14,977,250
15,000,000	Charta Llc, 1.500% due 01/20/2009 (a)	14,988,125
35,000,000	Clipper Receivables Co, 0.850% due 01/05/2009 (a)	34,996,694
15,000,000	Conocophillips, 1.250% due 01/09/2009 (a)	14,995,833
15,000,000	Crc Funding Llc, 1.500% due 01/20/2009 (a)	14,988,125
15,000,000	Crown Point Cap Co., 2.000% due 01/05/2009 (a)	14,996,667
15,000,000	Edison Asset Secritn, 1.700% due 01/15/2009 (a)	14,990,083
15,000,000	Falcon Asset Sc Co Llc, 0.500% due 03/11/2009 (a)	14,985,625
15,000,000	Golden Funding Corp, 2.500% due 01/06/2009 (a)	14,994,792
15,000,000	Gotham Fdg Corp, 1.600% due 01/07/2009 (a)	14,996,000
20,000,000	Jupiter Sect Co Llc, 0.500% due 03/10/2009 (a)	19,981,111

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$15,000,000	Lexingtn Pkr Cap Co Llc, 2.000% due 01/05/2009 (a)	$14,996,667
20,000,000	Liberty Funding Llc, 1.250% due 01/13/2009 (a)	19,991,667
15,000,000	Old Line Funding Llc, 0.750% due 03/13/2009 (a)	14,977,812
20,000,000	Park Avenue Rec Corp, 0.700% due 03/12/2009 (a)	19,972,778
15,000,000	Pnc Bank Na, 2.860% due 01/09/2009 (a)	14,990,467
15,000,000	Ranger Funding Co. Llc, 1.400% due 01/05/2009 (a)	14,997,667
20,000,000	Romulus Funding Corp, 1.000% due 01/06/2009 (a)	19,997,222
15,000,000	Thames Ast Glob Sec, 1.750% due 01/20/2009 (a)	14,986,146
20,000,000	Thunder Bay Fndng Llc, 0.500% due 01/15/2009 (a)	19,996,111
15,000,000	Victory Receivables, 0.400% due 01/23/2009 (a)	14,996,333
15,000,000	Windmill Funding Cor, 1.550% due 01/12/2009 (a)	14,992,896
15,000,000	Yorktown Capital, 1.450% due 01/12/2009 (a)	14,993,354

TOTAL COMMERCIAL PAPER
(Cost $499,712,354)		499,712,354

CORPORATE BONDS AND NOTES — 5.2%
15,000,000	Rabobank Nederland NV, YNK, 144A, 2.578% due 11/09/2009 (b),(d),(e),(f)	15,000,000
15,000,000	Toyota Motor Credit Corp, MTN, 1.489% due 01/12/2009 (b)	15,000,000
10,000,000	Wells Fargo & Co, MTN, 1.034% due 06/18/2009 (b)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $40,000,000)		40,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
(Cost $14,994,875)
15,000,000	Freddie Mac Discount Notes, 2.050% due 01/07/2009 (c)	14,994,875

See Notes to Financial Statements.

2

Principal
Amount		Value

REPURCHASE AGREEMENT — 23.5%

(Cost $181,221,000)
$181,221,000	Agreement with Merrill Lynch & Co., Inc, 0.080% dated 12/31/2008, to be repurchased at $181,221,805 on 01/02/2009, collateralized by $326,960,000 FHLMC, 5.000%-6.000% having maturities from 06/15/2021-02/15/2038 (value $186,659,028)	$181,221,000

TOTAL INVESTMENTS
(Cost $765,928,229)	99.4%	765,928,229
OTHER ASSETS AND LIABILITIES (Net)	0.6	4,541,191

NET ASSETS	100.0%	$770,469,420

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2008.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
MTN	— Medium Term Note
YNK	— Yankee Security

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$584,707,229
Repurchase agreement	181,221,000

Total Investments	765,928,229
Cash	475
Prepaid Treasury insurance fees	71,996
Interest receivable	237,682
Receivable for Fund shares sold	4,966,441
Prepaid expenses and other assets	5,918

Total Assets	771,210,741

LIABILITIES:
Dividends payable	382,401
Payable for Fund shares redeemed	9,131
Trustees’ fees and expenses payable	83,143
Shareholder servicing fees payable — Class K Shares	80,774
Administration fees payable	70,501
Transfer agency/record keeping fees payable	61,596
Distribution and shareholder servicing fees payable — Class A, B and C Shares	16,425
Custody fees payable	7,642
Investment advisory fees payable	2,097
Accrued expenses and other payables	27,611

Total Liabilities	741,321

NET ASSETS	$770,469,420

Investments, at cost	$765,928,229

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,775)
Paid-in capital	770,478,195

$770,469,420

NET ASSETS:
Class A Shares	$65,023,465

Class B Shares	$1,652,659

Class C Shares	$1,787,793

Class K Shares	$624,571,874

Class Y Shares	$77,433,629

SHARES OUTSTANDING:
Class A Shares	65,027,090

Class B Shares	1,653,661

Class C Shares	1,788,369

Class K Shares	624,579,778

Class Y Shares	77,437,176

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Cash Investment Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$8,714,026

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	108,574
Class B Shares	12,728
Class C Shares	12,683
Shareholder servicing fees:
Class K Shares	476,939
Investment advisory fees	1,398,269
Administration fees	425,832
Transfer agency/record keeping fees	175,090
Treasury insurance fees	120,964
Custody fees	56,663
Registration and filing fees	48,598
Legal and audit fees	11,942
Trustees’ fees and expenses	10,607
Other	37,692

Total Expenses	2,896,581
Fees waived by Advisor and Distributor	(997,565)

Net Expenses	1,899,016

NET INVESTMENT INCOME	6,815,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,815,010

See Notes to Financial Statements.

6

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$6,815,010	$33,555,689

Net increase in net assets resulting from operations	6,815,010	33,555,689
Dividends to shareholders from net investment income:
Class A Shares	(725,723)	(3,678,126)
Class B Shares	(13,428)	(82,618)
Class C Shares	(13,292)	(66,340)
Class K Shares	(5,389,790)	(26,755,847)
Class Y Shares	(672,777)	(2,983,456)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(41,199,198)	27,963,368
Class B Shares	(1,614,957)	898,244
Class C Shares	(1,167,533)	1,207,509
Class K Shares	8,419,128	(86,624,653)
Class Y Shares	3,756,952	9,962,585

Net decrease in net assets	(31,805,608)	(46,603,645)
NET ASSETS:
Beginning of period	802,275,028	848,878,673

End of period	$770,469,420	$802,275,028

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$38,648,371	$206,142,350
Issued as reinvestment of dividends	720,045	3,642,034
Redeemed	(80,567,614)	(181,821,016)

Net increase/(decrease)	$(41,199,198)	$27,963,368

Class B Shares:
Sold	$276,829	$2,884,109
Issued as reinvestment of dividends	10,853	70,705
Redeemed*	(1,902,639)	(2,056,570)

Net increase/(decrease)	$(1,614,957)	$898,244

Class C Shares:
Sold	$860,195	$3,184,511
Issued as reinvestment of dividends	11,368	60,767
Redeemed	(2,039,096)	(2,037,769)

Net increase/(decrease)	$(1,167,533)	$1,207,509

Class K Shares:
Sold	$213,834,514	$527,611,742
Issued as reinvestment of dividends	173,126	2,620,848
Redeemed	(205,588,512)	(616,857,243)

Net increase/(decrease)	$8,419,128	$(86,624,653)

Class Y Shares:
Sold	$35,992,872	$70,819,209
Issued as reinvestment of dividends	507,598	2,312,493
Redeemed	(32,743,518)	(63,169,117)

Net increase	$3,756,952	$9,962,585

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

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9

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.008		0.038	0.048	0.037	0.015	0.003

Total from investment operations	0.008		0.038	0.048	0.037	0.015	0.003

Less distributions:
Dividends from net investment income	(0.008)		(0.038)	(0.048)	(0.037)	(0.015)	(0.003)

Total distributions	(0.008)		(0.038)	(0.048)	(0.037)	(0.015)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(c)	0.81%		3.86%	4.89%	3.71%	1.49%	0.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,023		$106,223	$78,260	$69,226	$76,178	$97,087
Ratio of operating expenses to average net assets	0.57	%(d)	0.55%	0.56%	0.58%	0.73%	0.81%
Ratio of net investment income to average net assets	1.67	%(d)	3.76%	4.79%	3.64%	1.45%	0.31%
Ratio of operating expenses to average net assets without expense waivers	0.82	%(d)	0.80%	0.81%	0.83%	0.82%	0.81%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 1, 1992 and November 1, 2002, respectively.

(b)	Amount is less than $0.005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

10

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.005		0.030	0.040	0.030	0.010	0.000	(b)

0.005		0.030	0.040	0.030	0.010	0.000	(b)

(0.005)		(0.030)	(0.040)	(0.030)	(0.010)	(0.000	)(b)

(0.005)		(0.030)	(0.040)	(0.030)	(0.010)	(0.000	)(b)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.47%		3.09%	4.12%	3.03%	0.99%	0.01%

$1,653		$3,268	$2,369	$3,330	$9,013	$18,401

1.27	%(d)	1.30%	1.31%	1.21%	1.23%	1.11%

1.05	%(d)	2.95%	4.07%	2.84%	0.84%	0.01%

1.57	%(d)	1.55%	1.56%	1.58%	1.57%	1.56%

See Notes to Financial Statements.

11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005		0.030	0.040	0.030	0.010	0.000	(b)

Total from investment operations	0.005		0.030	0.040	0.030	0.010	0.000	(b)

Less distributions:
Dividends from net investment income	(0.005)		(0.030)	(0.040)	(0.030)	(0.010)	(0.000	)(b)

Total distributions	(0.005)		(0.030)	(0.040)	(0.030)	(0.010)	(0.000	)(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(c)	0.47%		3.09%	4.12%	3.03%	0.99%	0.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,788		$2,955	$1,748	$1,907	$1,579	$2,737
Ratio of operating expenses to average net assets	1.27	%(d)	1.30%	1.31%	1.22%	1.23%	1.11%
Ratio of net investment income to average net assets	1.05	%(d)	2.90%	4.08%	2.95%	0.87%	0.01%
Ratio of operating expenses to average net assets without expense waivers	1.57	%(d)	1.55%	1.56%	1.58%	1.57%	1.56%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 5, 2002 and November 23, 1992, respectively.

(b)	Amount is less than $0.005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

12

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.009		0.039	0.049	0.038	0.016	0.004

0.009		0.039	0.049	0.038	0.016	0.004

(0.009)		(0.039)	(0.049)	(0.038)	(0.016)	(0.004)

(0.009)		(0.039)	(0.049)	(0.038)	(0.016)	(0.004)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.86%		3.96%	5.00%	3.82%	1.59%	0.41%

$624,572		$616,153	$702,786	$610,174	$493,923	$537,052

0.47	%(d)	0.44%	0.46%	0.47%	0.63%	0.71%

1.70	%(d)	3.92%	4.89%	3.80%	1.58%	0.41%

0.72	%(d)	0.69%	0.71%	0.72%	0.72%	0.71%

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.009		0.040	0.050	0.039	0.017	0.006

Total from investment operations	0.009		0.040	0.050	0.039	0.017	0.006

Less distributions:
Dividends from net investment income	(0.009)		(0.040)	(0.050)	(0.039)	(0.017)	(0.006)

Total distributions	(0.009)		(0.040)	(0.050)	(0.039)	(0.017)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.93%		4.11%	5.15%	3.97%	1.75%	0.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$77,434		$73,677	$63,715	$60,525	$58,725	$137,748
Ratio of operating expenses to average net assets	0.32	%(c)	0.29%	0.31%	0.33%	0.48%	0.56%
Ratio of net investment income to average net assets	1.87	%(c)	4.05%	5.04%	3.92%	1.53%	0.56%
Ratio of operating expenses to average net assets without expense waivers	0.57	%(c)	0.54%	0.56%	0.58%	0.57%	0.56%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

14

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

The Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to occur as soon as practicable and will be coordinated to coincide with a significant redemption in kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

15

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	765,928,229
Level 3 — Significant Unobservable Inputs	—

Total	$765,928,229

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and

16

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

17

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

The Advisor voluntarily waived a portion of its advisory fees during the period ended December 31, 2008 in an amount equal to $996,239, which is reflected as part of fees waived by Advisor and Distributor in the accompanying Statement of Operations. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1000% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $425,832 before payment of sub-administration fees and $284,801 after payment of sub-administration fees for its administrative services to the Fund. During the

18

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

period ended December 31, 2008, the Fund paid an annual effective rate of 0.1065% for administrative services.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $26,050 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

19

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

No payments are made under the Plan with regard to Class Y Shares.

During the period ended December 31, 2008, the Fund’s distributor (“Distributor”) voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund, amounting to $642 and $684, respectively. These waivers are reflected as part of fees waived by Advisor and Distributor in the accompanying Statement of Operations.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2008, the Fund paid $135 to Comerica Securities and $476,828 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	U.S. Treasury Temporary Guarantee Program

The Fund is currently participating in the temporary guarantee program (the “Program”) sponsored by the United States Department of the Treasury (the “Treasury”). The Board of Trustees initially approved the participation by the Fund in the Program on October 3, 2008 and approved continued participation in the Program on December 3, 2008 after the Treasury extended the Program beyond its initial term. Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a “guarantee event”) and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in

20

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

the Program and is in effect through April 30, 2009, unless further extended by the Treasury. Participation in the Program requires a fee which is reflected in the Statement of Operations and Statement of Assets and Liabilities as Treasury insurance fees and Prepaid Treasury insurance fees, respectively.

6.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As determined on June 30, 2008, permanent differences resulting primarily from the expiration of capital loss carryovers were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated Net
Realized Gain	Paid-In Capital

$4,695	$(4,695)

During the years ended June 30, 2008 and June 30, 2007 distributions of $33,566,387 and $39,584,023, respectively, were paid to shareholders from ordinary income on a tax basis.

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$1,126,757	$(8,775)	$1,117,982

The differences between book and tax distributable earnings were primarily due to year-end dividends payable and deferred trustees’ fees.

21

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $8,775 of unused capital losses of which $650 and $8,125 expire in 2009 and 2010, respectively.

In addition, $650 of the losses expiring in 2009 may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

During the current year, $4,695 of capital losses, incurred in June 2001, expired unused.

At December 31, 2008, the aggregate cost for financial reporting purposes was $765,928,229.

8.	Subsequent Event

Effective January 13, 2009, the Distributor increased its voluntary 12b-1 fee waivers for Class B and Class C Shares of the Fund from 0.50% to 0.75%. Effective January 27, 2009, the Distributor began voluntarily waiving all of its 12b-1 fees for Class A, Class B and Class C Shares of the Fund and the Fund terminated payment of all of its service fees for Class K Shares of the Fund.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

22

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2008 (Unaudited) (continued)

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

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24

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25

BOARD OF TRUSTEES
Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR
Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT
PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNCASH1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Energy Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in energy-related securities, particularly within the oil, gas and consumable fuels industry, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski and T. Scott Wittman*

Reflecting the decline in energy prices and weakness in the energy sector, both the Fund and its benchmark posted double-digit negative returns for the last half of 2008. The Fund generated a return of -49.96% for the six-month period ended December 31, 2008, relative to the -47.27% return for the Deutsche Bank Energy Index and the -55.76% median return for the Lipper universe of global natural resources funds.

As of December 31, 2008, approximately 15% of the Fund’s holdings were in power technology companies. Many of these companies, which tend to be in the industrials and information technology sectors, are also referred to as “alternative energy” companies, since they are involved in activities that provide energy through less conventional or evolving methods, including solar and wind power, fuel cells and ethanol fuel. Power technology companies also include companies that are involved in conserving energy through technology that results in more efficient delivery systems.

During the six months ended December 31, 2008, the Fund’s power technology holdings had a negative impact on the Fund’s relative performance. Nevertheless, the Fund’s traditional energy sector holdings accounted for more of the Fund’s relative underperformance during the period.

Because of the Fund’s investments in power technology, the Fund was underweighted in its traditional energy sector holdings relative to its Deutsche Bank Energy Index benchmark. This underweight was positive in the oil & gas equipment & services and oil & gas drilling segments, but negative in the integrated oil & gas and oil & gas refining & marketing segments.

Fuel Systems Solutions (1.8% of the Fund) was a strong contributor to the Fund’s relative performance in the power technology segment. In contrast, Vestas Wind Systems (1.2% of the Fund), EMCORE (0.2% of the Fund) and Energy Conversion Devices (0.8% of the Fund) were the primary detractors from the segment’s relative returns.

Within the traditional energy sector holdings, an underweight in a number of oil & gas equipment & services holdings, including Smith International (1.3% of the Fund), Baker Hughes (0.9% of the Fund), Halliburton (2.0% of the Fund) and Schlumberger (2.0% of the Fund) boosted the Fund’s relative performance. Among the Fund’s integrated oil & gas holdings, an overweight in Occidental Petroleum (5.8% of the Fund) boosted relative performance, while underweights in Sunoco (2.7% of the Fund), Exxon Mobil (5.8% of the Fund), Royal Dutch Shell (2.8% of the Fund) and BP (4.2% of the Fund) detracted from relative returns.

*	Mr. Kozeliski and Mr. Wittman assumed responsibility for managing the Fund in February 2009, and were not involved in its management during the six months ended December 31, 2008. Portfolio manager changes were made in connection with changes to the investment strategy utilized in managing the Fund.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of global natural resources funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$499.80	$6.54	1.73%
Class B	$1,000.00	$497.80	$9.36	2.48%
Class C	$1,000.00	$497.90	$9.36	2.48%
Class K	$1,000.00	$500.00	$6.54	1.73%
Class Y	$1,000.00	$500.40	$5.63	1.49%

Hypothetical
Class A	$1,000.00	$1,016.48	$8.79	1.73%
Class B	$1,000.00	$1,012.70	$12.58	2.48%
Class C	$1,000.00	$1,012.70	$12.58	2.48%
Class K	$1,000.00	$1,016.48	$8.79	1.73%
Class Y	$1,000.00	$1,017.69	$7.58	1.49%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Energy Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 100.0%
Consumer Discretionary — 1.8%
Auto Parts & Equipment — 1.8%
28,700	Fuel Systems Solutions Inc †	$940,212

Consumer Staples — 0.3%
Food Distributors — 0.3%
8,500	Andersons Inc/The	140,080

Energy — 85.9%
Integrated Oil & Gas — 44.9%
2,300	BG Group PLC, ADR	163,645
48,200	BP PLC, ADR	2,252,868
28,525	Chevron Corp	2,109,994
25,344	ConocoPhillips	1,312,819
40,100	ENI SpA, ADR	1,917,582
38,900	Exxon Mobil Corp	3,105,387
15,900	Hess Corp	852,876
37,500	Marathon Oil Corp	1,026,000
40,800	Murphy Oil Corp	1,809,480
51,200	Occidental Petroleum Corp	3,071,488
57,300	Repsol YPF SA, ADR	1,232,523
28,200	Royal Dutch Shell PLC, Class A, ADR	1,492,908
90,400	StatoilHydro ASA, ADR	1,506,064
36,500	Total SA, ADR	2,018,450

		23,872,084

Oil & Gas Drilling — 6.2%
15,200	Diamond Offshore Drilling Inc	895,888
10,700	Helmerich & Payne Inc	243,425
54,700	Noble Corp	1,208,323
19,867	Transocean Ltd †	938,716

		3,286,352

Oil & Gas Equipment & Services — 8.2%
15,450	Baker Hughes Inc	495,482
4,500	Core Laboratories NV	269,370
57,300	Halliburton Co	1,041,714
9,200	National Oilwell Varco Inc †	224,848
25,500	Schlumberger Ltd	1,079,415

See Notes to Financial Statements.

1

Munder Energy Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Equipment & Services (Continued)
29,900	Smith International Inc	$684,411
36,500	Superior Energy Services Inc †	581,445

		4,376,685

Oil & Gas Exploration & Production — 22.4%
20,500	Anadarko Petroleum Corp	790,275
33,636	Apache Corp	2,506,891
8,100	Arena Resources Inc †	227,529
8,800	Comstock Resources Inc †	415,800
21,900	Devon Energy Corp	1,439,049
26,300	EOG Resources Inc	1,751,054
8,400	GMX Resources Inc †	212,688
38,800	Noble Energy Inc	1,909,736
11,100	PetroHawk Energy Corp †	173,493
4,300	Whiting Petroleum Corp †	143,878
66,275	XTO Energy Inc	2,337,519

		11,907,912

Oil & Gas Refining & Marketing — 4.2%
27,800	Holly Corp	506,794
33,200	Sunoco Inc	1,442,872
11,300	Valero Energy Corp	244,532
53,700	Verenium Corp †	47,256

		2,241,454

Total Energy		45,684,487

Industrials — 5.3%
Electrical Components & Equipment — 4.1%
21,600	American Superconductor Corp †	352,296
94,300	China BAK Battery Inc †	152,766
17,000	Energy Conversion Devices Inc †	428,570
3,500	First Solar Inc †	482,860
62,300	FuelCell Energy Inc †	241,724
8,400	General Cable Corp †	148,596
26,500	JA Solar Holdings Co Ltd, ADR †	115,805
130,500	Plug Power Inc †	133,110
9,600	Suntech Power Holdings Co Ltd, ADR †	112,320

		2,168,047

See Notes to Financial Statements.

2

Shares		Value

Industrials (Continued)
Heavy Electrical Equipment — 1.2%
11,200	Vestas Wind Systems A/S †	$634,813

Total Industrials		2,802,860

Information Technology — 4.4%
Electronic Equipment Manufacturers — 1.0%
20,200	Comverge Inc †	98,980
6,700	Itron Inc †	427,058

		526,038

Electronic Manufacturing Services — 0.9%
35,100	Echelon Corp †	286,065
40,100	Maxwell Technologies Inc †	203,307

		489,372

Semiconductor Equipment — 1.0%
36,900	Applied Materials Inc	373,797
76,100	Emcore Corp †	98,930
6,200	MEMC Electronic Materials Inc †	88,536

		561,263

Semiconductors — 1.5%
27,700	Cree Inc †	439,599
17,700	International Rectifier Corp †	238,950
11,400	Trina Solar Ltd, ADR †	105,906

		784,455

Total Information Technology		2,361,128

Materials — 1.6%
Industrial Gases — 0.9%
12,700	Airgas Inc	495,173

Specialty Chemicals — 0.7%
13,700	OM Group Inc †	289,207
8,300	Rockwood Holdings Inc †	89,640

		378,847

Total Materials		874,020

See Notes to Financial Statements.

3

Munder Energy Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities — 0.7%
Independent Power Producers & Energy Traders — 0.7%
12,000	Ormat Technologies Inc	$382,440

TOTAL COMMON STOCKS
(Cost $46,152,420)		53,185,227

INVESTMENT COMPANY SECURITY — 0.6%
(Cost $315,009)
315,009	Institutional Money Market Fund (a)	315,009

TOTAL INVESTMENTS
(Cost $46,467,429)	100.6%	53,500,236
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(323,310)

NET ASSETS	100.0%	$53,176,926

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR —	American Depositary Receipt

See Notes to Financial Statements.

4

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	77.5%	$41,210,207
United Kingdom	4.6	2,416,513
France	3.8	2,018,450
Italy	3.6	1,917,582
Netherlands	3.3	1,762,278
Norway	2.8	1,506,064
Spain	2.3	1,232,523
Denmark	1.2	634,813
China	0.9	486,797

TOTAL COMMON STOCKS	100.0	53,185,227
INVESTMENT COMPANY SECURITY	0.6	315,009

TOTAL INVESTMENTS	100.6	53,500,236
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(323,310)

NET ASSETS	100.0%	$53,176,926

See Notes to Financial Statements.

5

Munder Energy Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $46,152,420)	$53,185,227
Securities of affiliated company (cost — $315,009)	315,009

Total Investments	53,500,236
Dividends receivable	83,758
Receivable for Fund shares sold	238,005
Prepaid expenses and other assets	34,887

Total Assets	53,856,886

LIABILITIES:
Payable for Fund shares redeemed	504,417
Trustees’ fees and expenses payable	48,737
Transfer agency/record keeping fees payable	40,247
Distribution and shareholder servicing fees payable — Class A, B and C Shares	28,998
Administration fees payable	7,364
Custody fees payable	2,275
Investment advisory fees payable	1,077
Shareholder servicing fees payable — Class K Shares	2
Accrued expenses and other payables	46,843

Total Liabilities	679,960

NET ASSETS	$53,176,926

Investments, at cost	$46,467,429

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(246,382)
Accumulated net realized loss on investments sold	(4,148,889)
Net unrealized appreciation of investments	7,032,807
Paid-in capital	50,539,390

$53,176,926

NET ASSETS:
Class A Shares	$22,966,638

Class B Shares	$18,420,648

Class C Shares	$11,219,452

Class K Shares	$7,104

Class Y Shares	$563,084

SHARES OUTSTANDING:
Class A Shares	1,699,004

Class B Shares	1,446,704

Class C Shares	880,472

Class K Shares	526

Class Y Shares	40,861

CLASS A SHARES:
Net asset value and redemption price per share	$13.52

Maximum sales charge	5.50%
Maximum offering price per share	$14.31

CLASS B SHARES:
Net asset value and offering price per share*	$12.73

CLASS C SHARES:
Net asset value and offering price per share*	$12.74

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.51

CLASS Y SHARES:

Net asset value, offering price and redemption price per share	$13.78

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Energy Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$625,629
Dividends on securities of affiliated company	6,658

Total Investment Income	632,287

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	42,604
Class B Shares	137,559
Class C Shares	81,377
Shareholder servicing fees:
Class K Shares	12
Investment advisory fees	294,872
Transfer agency/record keeping fees	104,923
Administration fees	64,187
Registration and filing fees	29,079
Legal and audit fees	24,396
Custody fees	16,219
Trustees’ fees and expenses	13,489
Other	34,063

Total Expenses	842,780

NET INVESTMENT LOSS	(210,493)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions	(237,714)
Foreign currency-related transactions	(528)
Net change in unrealized appreciation/(depreciation) of securities	(58,518,474)

Net realized and unrealized loss on investments	(58,756,716)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,967,209)

(a)	Net of foreign withholding taxes of $30,771.

See Notes to Financial Statements.

8

Munder Energy Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008*	Year Ended
	(Unaudited)	June 30, 2008*

Net investment loss	$(210,493)	$(746,218)
Net realized loss from security and foreign currency-related transactions	(238,242)	16,489,504
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(58,518,474)	10,957,644

Net increase/(decrease) in net assets resulting from operations	(58,967,209)	26,700,930
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(4,781,471)	(3,274,777)
Class B Shares	(3,924,520)	(6,303,375)
Class C Shares	(2,459,282)	(1,570,458)
Class Y Shares	21,860	173,436
Short-term trading fees	1,321	5,796

Net increase/(decrease) in net assets	(70,109,301)	15,731,552
NET ASSETS:
Beginning of period	123,286,227	107,554,675

End of period	$53,176,926	$123,286,227

Accumulated net investment loss	$(246,382)	$(35,889)

*	For the period ended December 31, 2008 and year ended June 30, 2008, there were no capital share transactions for Class K shares.

See Notes to Financial Statements.

9

Munder Energy Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008*	Year Ended
	(Unaudited)	June 30, 2008*

Amount
Class A Shares:
Sold	$1,710,146	$14,782,450
Redeemed	(6,491,617)	(18,057,227)

Net decrease	$(4,781,471)	$(3,274,777)

Class B Shares:
Sold	$552,470	$1,745,982
Redeemed	(4,476,990)	(8,049,357)

Net decrease	$(3,924,520)	$(6,303,375)

Class C Shares:
Sold	$629,074	$2,735,866
Redeemed	(3,088,356)	(4,306,324)

Net decrease	$(2,459,282)	$(1,570,458)

Class Y Shares:
Sold	$68,827	$237,183
Redeemed	(46,967)	(63,747)

Net increase	$21,860	$173,436

*	For the period ended December 31, 2008 and year ended June 30, 2008, there were no capital share transactions for Class K shares.

See Notes to Financial Statements.

10

	Period Ended
	December 1, 2008*	Year Ended
	(Unaudited)	June 30, 2008*

Shares
Class A Shares:
Sold	105,594	620,955
Redeemed	(376,197)	(748,741)

Net decrease	(270,603)	(127,786)

Class B Shares:
Sold	30,637	79,637
Redeemed	(266,554)	(359,591)

Net decrease	(235,917)	(279,954)

Class C Shares:
Sold	40,476	123,432
Redeemed	(170,948)	(194,538)

Net decrease	(130,472)	(71,106)

Class Y Shares:
Sold	3,844	9,751
Redeemed	(2,568)	(2,792)

Net increase	1,276	6,959

*	For the period ended December 31, 2008 and year ended June 30, 2008, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

11

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$27.05		$21.37	$17.43	$13.35	$9.57	$6.79

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.05)	(0.06)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	(13.52)		5.73	4.00	4.12	3.82	2.83

Total from investment operations	(13.53)		5.68	3.94	4.08	3.78	2.78

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$13.52		$27.05	$21.37	$17.43	$13.35	$9.57

Total return(d)	(50.02)%		26.58%	22.60%	30.56%	39.50%	40.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,967		$53,279	$44,832	$49,784	$38,557	$22,182
Ratio of operating expenses to average net assets	1.73	%(e)	1.55%	1.68%	1.56%	1.68%	1.89%
Ratio of net investment loss to average net assets	(0.12	)%(e)	(0.22)%	(0.32)%	(0.23)%	(0.38)%	(0.65)%
Portfolio turnover rate	12%		27%	26%	25%	38%	41%
Ratio of operating expenses to average net assets without expense reimbursements	1.73	%(e)	1.55%	1.68%	1.56%	1.68%	1.90%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$25.57		$20.36	$16.72	$12.91	$9.32	$6.66

(0.08)		(0.22)	(0.18)	(0.16)	(0.13)	(0.11)

(12.76)		5.43	3.82	3.97	3.72	2.77

(12.84)		5.21	3.64	3.81	3.59	2.66

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$12.73		$25.57	$20.36	$16.72	$12.91	$9.32

(50.22)%		25.59%	21.77%	29.51%	38.52%	39.94%

$18,421		$43,030	$39,957	$43,115	$42,838	$39,396

2.48	%(e)	2.31%	2.43%	2.31%	2.43%	2.64%

(0.87	)%(e)	(1.00)%	(1.06)%	(1.03)%	(1.18)%	(1.40)%
12%		27%	26%	25%	38%	41%

2.48	%(e)	2.31%	2.43%	2.31%	2.43%	2.65%

See Notes to Financial Statements.

13

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$25.59		$20.37	$16.74	$12.92	$9.33	$6.67

Income/(loss) from investment operations:
Net investment loss	(0.08)		(0.22)	(0.18)	(0.15)	(0.13)	(0.11)
Net realized and unrealized gain/(loss) on investments	(12.77)		5.44	3.81	3.97	3.72	2.77

Total from investment operations	(12.85)		5.22	3.63	3.82	3.59	2.66

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$12.74		$25.59	$20.37	$16.74	$12.92	$9.33

Total return(d)	(50.21)%		25.63%	21.68%	29.57%	38.48%	39.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,219		$25,873	$22,047	$22,948	$16,996	$15,411
Ratio of operating expenses to average net assets	2.48	%(e)	2.30%	2.43%	2.31%	2.43%	2.64%
Ratio of net investment loss to average net assets	(0.87	)%(e)	(0.99)%	(1.06)%	(0.99)%	(1.18)%	(1.40)%
Portfolio turnover rate	12%		27%	26%	25%	38%	41%
Ratio of operating expenses to average net assets without expense reimbursements	2.48	%(e)	2.30%	2.43%	2.31%	2.43%	2.65%

(a)	Prior to the close of business of October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$27.02		$21.35	$17.41	$13.33	$9.56	$6.79

(0.01)		(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

(13.50)		5.72	3.99	4.12	3.82	2.82

(13.51)		5.67	3.94	4.08	3.77	2.77

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$13.51		$27.02	$21.35	$17.41	$13.33	$9.56

(50.00)%		26.56%	22.63%	30.61%	39.44%	40.80%

$7		$14	$11	$9	$7	$8

1.73	%(e)	1.55%	1.67%	1.55%	1.68%	1.89%

(0.11	)%(e)	(0.22)%	(0.26)%	(0.23)%	(0.44)%	(0.65)%
12%		27%	26%	25%	38%	41%

1.73	%(e)	1.55%	1.67%	1.55%	1.68%	1.90%

See Notes to Financial Statements.

15

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/08(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$27.54		$21.71	$17.65		$13.49	$9.65	$6.83

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.01	(0.00	)(c)	0.01	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	(13.77)		5.82	4.06		4.15	3.86	2.85

Total from investment operations	(13.76)		5.83	4.06		4.16	3.84	2.82

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$13.78		$27.54	$21.71		$17.65	$13.49	$9.65

Total return(d)	(49.96)%		26.91%	22.95%		30.84%	39.79%	41.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$563		$1,090	$708		$582	$364	$240
Ratio of operating expenses to average net assets	1.49	%(e)	1.30%	1.43%		1.31%	1.43%	1.64%
Ratio of net investment income/(loss) to average net assets	0.14	%(e)	0.05%	(0.02)%		0.04%	(0.14)%	(0.40)%
Portfolio turnover rate	12%		27%	26%		25%	38%	41%
Ratio of operating expenses to average net assets without expense reimbursements	1.49	%(e)	1.30%	1.43%		1.31%	1.43%	1.65%

(a)	Class Y Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Energy Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$53,500,236
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$53,500,236

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

19

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

20

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

21

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

For the period ended December 31, 2008, the Advisor earned $64,187 before payment of sub-administration fees and $40,889 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1633% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $639 in advisory fees before waivers and expense reimbursements ($70 after waivers and expense reimbursements) and $269 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution

22

Munder Energy Fund
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $9,649,304 and $19,212,549, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,788,783, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,755,976 and net appreciation for financial reporting purposes was $7,032,807. At December 31, 2008, aggregate cost for financial reporting purposes was $46,467,429.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$363,536	$10,764,187	10,764,187	$10,812,714	10,812,714	$315,009	$6,658	$—

7.	Investment Concentration

The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of

23

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

December 31, 2008, more than 25% of the Fund’s net assets were invested in issuers in the oil, gas & consumable fuels industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $516.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by

24

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses and net operating losses, were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-in Capital

$745,645	$(879)	$(744,766)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Unrealized
Carryover	Appreciation	Total

$(3,815,205)	$65,455,839	$61,640,634

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $3,815,205 of unused capital losses which expire in 2012.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $16,482,914.

11. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

25

Munder Energy Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

12. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

[This Page Intentionally Left Blank]

27

BOARD OF TRUSTEES
Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS
John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT
PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR
Funds Distributor, LLC
10 High Street
Boston, MA 02110
LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNENERG1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Index 500 Fund
Class A, B, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

Unlike the stock market, much of the fixed income market posted positive returns for the six months ended December 31, 2008 with the Barclays Capital U.S. Aggregate Bond Index, a widely-followed benchmark of the performance of the U.S. investment grade fixed income market, earning a 4.07% return. As investors fled to the safety of government securities, the best performance came from the Treasury sector, with the yields on both 10-year and 30-year Treasury securities falling to record lows in December, and the U.S. Treasury component of the Barclays Capital U.S. Aggregate Bond Index rising by 11.26% during the six-month period. The Index’s corporate component, however, posted a negative return of -4.13% for the same period. Reflecting investor preference for only the highest quality securities, bonds needed at least an AA rating to earn a positive return for the last half of 2008. In the short-term debt markets, sharp interest rate cuts by the Federal Reserve Bank led to a significant drop in yields during the six-month period. By the end of 2008, the 30-day Treasury bill yield was down to 0.015% from 1.69% on June 30, 2008.

Lacking the boost that U.S. Treasuries provided to the taxable market, the municipal bond market lagged the taxable market for the six months ended December 31, 2008, with the Barclays Capital Municipal Bond Index, which represents the broad U.S. municipal market, posting a return of -2.49%. As was true in the taxable market, higher quality securities generated the best relative returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2008, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Alexander Ilyasov, Eric Lessnau, Kenneth Schluchter and Kevin Yousif

Reflecting the negative and volatile stock market environment, the Fund posted a return of -28.69% for the six months ended December 31, 2008, compared to the -28.48% return for the S&P 500® Index and the -28.63% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

All ten sectors of the S&P 500® Index posted a negative double-digit return for the six months ended December 31, 2008, with the exception of the consumer staples sector, which had a -8.64% return. Health care and telecommunication services were the only other sectors to post a return better than -23.00%. The greatest weakness came from the materials (-46.33%), energy (-40.18%) and financials (-36.40%) sectors.

The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2008 was in line with that of its S&P 500® benchmark. The difference in returns between the Fund and its benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$712.40	$2.85	0.66%
Class B	$1,000.00	$711.20	$4.36	1.01%
Class K	$1,000.00	$711.90	$3.28	0.76%
Class R	$1,000.00	$711.10	$4.36	1.01%
Class Y	$1,000.00	$713.10	$2.16	0.50%

Hypothetical
Class A	$1,000.00	$1,021.88	$3.36	0.66%
Class B	$1,000.00	$1,020.11	$5.14	1.01%
Class K	$1,000.00	$1,021.37	$3.87	0.76%
Class R	$1,000.00	$1,020.11	$5.14	1.01%
Class Y	$1,000.00	$1,022.68	$2.55	0.50%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 98.0%
Consumer Discretionary — 8.2%
Auto Components — 0.2%
9,749	Goodyear Tire & Rubber Co/The †	$58,202
24,009	Johnson Controls Inc	436,003

		494,205

Automobiles — 0.1%
96,526	Ford Motor Co †	221,045
24,667	General Motors Corp	78,934
9,407	Harley-Davidson Inc	159,637

		459,616

Distributors — 0.1%
6,442	Genuine Parts Co	243,894

Diversified Consumer Services — 0.2%
4,305	Apollo Group Inc, Class A †	329,849
13,639	H&R Block Inc	309,878

		639,727

Hotels, Restaurants & Leisure — 1.5%
17,658	Carnival Corp	429,443
5,605	Darden Restaurants Inc	157,949
11,907	International Game Technology	141,574
11,849	Marriott International Inc, Class A	230,463
45,035	McDonald’s Corp	2,800,727
29,719	Starbucks Corp †	281,142
7,395	Starwood Hotels & Resorts Worldwide Inc	132,370
7,165	Wyndham Worldwide Corp	46,931
2,479	Wynn Resorts Ltd †	104,762
18,690	Yum! Brands Inc	588,735

		4,914,096

Household Durables — 0.4%
2,428	Black & Decker Corp	101,515
5,385	Centex Corp	57,296
11,450	DR Horton Inc	80,952
6,057	Fortune Brands Inc	250,033
2,365	Harman International Industries Inc	39,566
3,042	KB Home	41,432
6,311	Leggett & Platt Inc	95,864
5,876	Lennar Corp, Class A	50,945

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
11,200	Newell Rubbermaid Inc	$109,536
8,881	Pulte Homes Inc	97,069
2,387	Snap-On Inc	94,000
3,183	Stanley Works/The	108,540
2,970	Whirlpool Corp	122,810

		1,249,558

Internet & Catalog Retail — 0.2%
12,995	Amazon.com Inc †	666,384
8,463	Expedia Inc †	69,735

		736,119

Leisure Equipment & Products — 0.1%
10,847	Eastman Kodak Co	71,373
5,005	Hasbro Inc	145,996
14,483	Mattel Inc	231,728

		449,097

Media — 2.5%
27,473	CBS Corp, Class B	225,004
116,363	Comcast Corp, Class A	1,964,207
22,068	DIRECTV Group Inc/The †	505,578
9,482	Gannett Co Inc	75,856
19,255	Interpublic Group of Cos Inc †	76,250
12,708	McGraw-Hill Cos Inc/The	294,699
1,460	Meredith Corp	24,995
5,301	New York Times Co/The	38,856
92,933	News Corp, Class A	844,761
12,558	Omnicom Group Inc	338,061
3,736	Scripps Networks Interactive Inc, Class A	82,192
144,958	Time Warner Inc	1,458,278
24,790	Viacom Inc, Class B †	472,497
74,794	Walt Disney Co/The	1,697,076
242	Washington Post Co/The, Class B	94,441

		8,192,751

Multiline Retail — 0.7%
3,318	Big Lots Inc †	48,078
5,645	Family Dollar Stores Inc	147,165

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Multiline Retail (Continued)
8,977	JC Penney Co Inc	$176,847
12,312	Kohl’s Corp †	445,694
16,993	Macy’s Inc	175,877
6,629	Nordstrom Inc	88,232
2,248	Sears Holdings Corp †	87,380
30,417	Target Corp	1,050,299

		2,219,572

Specialty Retail — 1.8%
3,516	Abercrombie & Fitch Co, Class A	81,114
4,359	AutoNation Inc †	43,067
1,546	Autozone Inc †	215,621
10,493	Bed Bath & Beyond Inc †	266,732
13,648	Best Buy Co Inc	383,645
6,790	GameStop Corp, Class A †	147,071
18,840	Gap Inc/The	252,268
68,508	Home Depot Inc	1,577,054
59,223	Lowe’s Cos Inc	1,274,479
10,933	Ltd Brands Inc	109,767
11,107	Office Depot Inc †	33,099
5,053	RadioShack Corp	60,333
3,967	Sherwin-Williams Co/The	237,028
28,825	Staples Inc	516,544
4,974	Tiffany & Co	117,536
16,823	TJX Cos Inc	346,049

		5,661,407

Textiles, Apparel & Luxury Goods — 0.4%
13,210	Coach Inc †	274,372
3,797	Jones Apparel Group Inc	22,250
15,852	Nike Inc, Class B	808,452
2,273	Polo Ralph Lauren Corp	103,217
3,621	VF Corp	198,322

		1,406,613

Total Consumer Discretionary		26,666,655

Consumer Staples — 12.6%
Beverages — 2.5%
3,962	Brown-Forman Corp, Class B	204,003
80,396	Coca-Cola Co/The	3,639,527

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Beverages (Continued)
12,815	Coca-Cola Enterprises Inc	$154,164
8,057	Constellation Brands Inc, Class A †	127,059
10,546	Dr Pepper Snapple Group Inc †	171,372
6,014	Molson Coors Brewing Co, Class B	294,205
5,460	Pepsi Bottling Group Inc	122,905
62,757	PepsiCo Inc	3,437,201

		8,150,436

Food & Staples Retailing — 3.2%
17,442	Costco Wholesale Corp	915,705
58,033	CVS/Caremark Corp	1,667,868
26,364	Kroger Co/The	696,273
17,322	Safeway Inc	411,744
8,556	SUPERVALU Inc	124,918
24,209	SYSCO Corp	555,354
90,344	Wal-Mart Stores Inc (a)	5,064,685
39,998	Walgreen Co	986,751
5,669	Whole Foods Market Inc	53,515

		10,476,813

Food Products — 1.8%
25,920	Archer-Daniels-Midland Co	747,274
8,313	Campbell Soup Co	249,473
18,065	ConAgra Foods Inc	298,072
6,333	Dean Foods Co †	113,804
13,501	General Mills Inc	820,186
6,701	Hershey Co/The	232,793
12,705	HJ Heinz Co	477,708
4,904	JM Smucker Co/The	212,637
10,179	Kellogg Co	446,349
59,363	Kraft Foods Inc	1,593,897
5,360	McCormick & Co Inc	170,770
28,564	Sara Lee Corp	279,642
12,473	Tyson Foods Inc, Class A	109,263

		5,751,868

Household Products — 3.1%
5,604	Clorox Co	311,358
20,394	Colgate-Palmolive Co	1,397,805

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Household Products (Continued)
16,718	Kimberly-Clark Corp	$881,708
120,643	Procter & Gamble Co	7,458,150

		10,049,021

Personal Products — 0.2%
17,225	Avon Products Inc	413,917
4,681	Estee Lauder Cos Inc/The, Class A	144,924

		558,841

Tobacco — 1.8%
83,254	Altria Group Inc	1,253,805
6,791	Lorillard Inc	382,673
81,744	Philip Morris International Inc	3,556,681
6,830	Reynolds American Inc	275,317
5,996	UST Inc	416,003

		5,884,479

Total Consumer Staples		40,871,458

Energy — 13.0%
Energy Equipment & Services — 1.5%
12,426	Baker Hughes Inc	398,502
11,796	BJ Services Co	137,659
9,049	Cameron International Corp †	185,505
5,730	ENSCO International Inc	162,675
36,114	Halliburton Co	656,553
11,498	Nabors Industries Ltd †	137,631
16,862	National Oilwell Varco Inc †	412,107
10,664	Noble Corp	235,568
4,566	Rowan Cos Inc	72,599
48,333	Schlumberger Ltd	2,045,936
8,979	Smith International Inc	205,529
27,521	Weatherford International Ltd †	297,777

		4,948,041

Oil, Gas & Consumable Fuels — 11.5%
18,548	Anadarko Petroleum Corp	715,025
13,523	Apache Corp	1,007,869
4,176	Cabot Oil & Gas Corp	108,576
21,668	Chesapeake Energy Corp	350,371
82,098	Chevron Corp	6,072,789

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
60,239	ConocoPhillips	$3,120,380
7,321	Consol Energy Inc	209,234
17,851	Devon Energy Corp	1,172,989
28,333	El Paso Corp	221,847
10,084	EOG Resources Inc	671,393
205,536	Exxon Mobil Corp (a)	16,407,939
11,462	Hess Corp	614,822
28,510	Marathon Oil Corp	780,033
3,440	Massey Energy Co	47,438
7,696	Murphy Oil Corp	341,318
6,980	Noble Energy Inc	343,556
32,724	Occidental Petroleum Corp	1,963,113
10,773	Peabody Energy Corp	245,086
4,755	Pioneer Natural Resources Co	76,936
6,276	Range Resources Corp	215,832
13,872	Southwestern Energy Co †	401,872
24,690	Spectra Energy Corp	388,621
4,722	Sunoco Inc	205,218
5,594	Tesoro Corp	73,673
20,850	Valero Energy Corp	451,194
23,382	Williams Cos Inc	338,571
23,307	XTO Energy Inc	822,038

		37,367,733

Total Energy		42,315,774

Financials — 13.0%
Capital Markets — 2.3%
9,021	American Capital Ltd	29,228
8,752	Ameriprise Financial Inc	204,447
46,369	Bank of New York Mellon Corp/The	1,313,634
37,809	Charles Schwab Corp/The	611,372
25,129	E*Trade Financial Corp †	28,898
3,829	Federated Investors Inc, Class B	64,940
6,111	Franklin Resources Inc	389,760
17,867	Goldman Sachs Group Inc/The	1,507,796
15,555	Invesco Ltd	224,614
6,378	Janus Capital Group Inc	51,215
5,734	Legg Mason Inc	125,632

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Capital Markets (Continued)
64,698	Merrill Lynch & Co Inc	$753,085
42,911	Morgan Stanley	688,292
9,012	Northern Trust Corp	469,886
17,453	State Street Corp	686,426
10,441	T Rowe Price Group Inc	370,029

		7,519,254

Commercial Banks — 3.1%
22,324	BB&T Corp	613,017
6,080	Comerica Inc (b)	120,688
23,334	Fifth Third Bancorp	192,739
8,541	First Horizon National Corp	90,273
14,791	Huntington Bancshares Inc	113,299
20,563	Keycorp	175,197
3,119	M&T Bank Corp	179,062
10,517	Marshall & Ilsley Corp	143,452
82,271	National City Corp	148,910
14,067	PNC Financial Services Group Inc	689,283
27,959	Regions Financial Corp	222,554
14,308	SunTrust Banks Inc	422,658
70,897	US Bancorp	1,773,134
87,321	Wachovia Corp	483,758
153,131	Wells Fargo & Co	4,514,302
4,660	Zions Bancorporation	114,217

		9,996,543

Consumer Finance — 0.5%
46,867	American Express Co	869,383
15,825	Capital One Financial Corp	504,659
19,927	Discover Financial Services	189,904
19,426	SLM Corp †	172,892

		1,736,838

Diversified Financial Services — 3.3%
202,745	Bank of America Corp (a)	2,854,649
14,579	CIT Group Inc	66,189
220,199	Citigroup Inc (a)	1,477,535
2,706	CME Group Inc	563,146
2,919	IntercontinentalExchange Inc †	240,642
150,813	JPMorgan Chase & Co	4,755,134

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services (Continued)
7,151	Leucadia National Corp †	$141,590
7,848	Moody’s Corp	157,666
5,500	NASDAQ OMX Group Inc/The †	135,905
10,707	NYSE Euronext	293,158

		10,685,614

Insurance — 2.6%
18,834	Aflac Inc	863,350
21,656	Allstate Corp/The	709,451
108,647	American International Group Inc (a)	170,576
10,901	AON Corp	497,958
4,752	Assurant Inc	142,560
14,372	Chubb Corp	732,972
6,561	Cincinnati Financial Corp	190,728
18,873	Genworth Financial Inc, Class A	53,411
12,174	Hartford Financial Services Group Inc	199,897
10,339	Lincoln National Corp	194,787
14,625	Loews Corp	413,156
20,772	Marsh & McLennan Cos Inc	504,136
7,612	MBIA Inc †	30,981
32,066	MetLife Inc	1,117,821
10,479	Principal Financial Group Inc	236,511
27,300	Progressive Corp/The	404,313
17,132	Prudential Financial Inc	518,414
3,435	Torchmark Corp	153,544
23,618	Travelers Cos Inc/The	1,067,534
13,379	Unum Group	248,849
14,433	XL Capital Ltd, Class A	53,402

		8,504,351

Real Estate Investment Trusts (REITs) — 1.0%
4,422	Apartment Investment & Management Co, Class A	51,074
3,115	AvalonBay Communities Inc	188,707
4,881	Boston Properties Inc	268,455
5,474	Developers Diversified Realty Corp	26,713
10,991	Equity Residential	327,752
10,208	HCP Inc	283,476
21,595	Host Hotels & Resorts Inc	163,474
9,439	Kimco Realty Corp	172,545

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
6,739	Plum Creek Timber Co Inc	$234,113
10,734	Prologis	149,095
5,065	Public Storage	402,667
9,124	Simon Property Group Inc	484,758
5,550	Vornado Realty Trust	334,943

		3,087,772

Real Estate Management & Development — 0.0%#
9,360	CB Richard Ellis Group Inc †	40,435

Thrifts & Mortgage Finance — 0.2%
21,062	Hudson City Bancorp Inc	336,150
14,052	People’s United Financial Inc	250,547
21,998	Sovereign Bancorp Inc †	65,554

		652,251

Total Financials		42,223,058

Health Care — 14.5%
Biotechnology — 2.1%
42,812	Amgen Inc †	2,472,393
11,788	Biogen Idec Inc †	561,462
18,514	Celgene Corp †	1,023,454
2,826	Cephalon Inc †	217,715
10,930	Genzyme Corp †	725,424
37,171	Gilead Sciences Inc †	1,900,925

		6,901,373

Health Care Equipment & Supplies — 2.2%
25,059	Baxter International Inc	1,342,912
9,823	Becton Dickinson & Co	671,795
60,672	Boston Scientific Corp †	469,601
20,348	Covidien Ltd	737,411
4,008	CR Bard Inc	337,714
6,179	Dentsply International Inc	174,495
6,628	Hospira Inc †	177,763
1,614	Intuitive Surgical Inc †	204,962
45,184	Medtronic Inc	1,419,681
13,907	St Jude Medical Inc †	458,375
9,788	Stryker Corp	391,031

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
5,020	Varian Medical Systems Inc †	$175,901
9,074	Zimmer Holdings Inc †	366,771

		6,928,412

Health Care Providers & Services — 2.1%
18,631	Aetna Inc	530,983
6,312	AmerisourceBergen Corp	225,086
14,530	Cardinal Health Inc	500,849
11,106	Cigna Corp	187,136
6,019	Coventry Health Care Inc †	89,563
4,194	DaVita Inc †	207,897
9,999	Express Scripts Inc †	549,745
6,817	Humana Inc †	254,138
4,363	Laboratory Corp of America Holdings †	281,021
11,148	McKesson Corp	431,762
20,123	Medco Health Solutions Inc †	843,355
3,684	Patterson Cos Inc †	69,075
6,402	Quest Diagnostics Inc	332,328
18,881	Tenet Healthcare Corp †	21,713
48,804	UnitedHealth Group Inc	1,298,186
20,568	WellPoint Inc †	866,530

		6,689,367

Health Care Technology — 0.0%#
7,560	IMS Health Inc	114,610

Life Sciences Tools & Services — 0.3%
7,171	Life Technologies Corp †	167,156
2,232	Millipore Corp †	114,993
4,968	PerkinElmer Inc	69,105
16,979	Thermo Fisher Scientific Inc †	578,474
3,972	Waters Corp †	145,574

		1,075,302

Pharmaceuticals — 7.8%
62,694	Abbott Laboratories	3,345,979
12,425	Allergan Inc	500,976
79,990	Bristol-Myers Squibb Co	1,859,767
40,428	Eli Lilly & Co	1,628,036
12,177	Forest Laboratories Inc †	310,148

See Notes to Financial Statements.

10

Shares		Value

Health Care (Continued)
Pharmaceuticals (Continued)
112,112	Johnson & Johnson (a)	$6,707,661
10,246	King Pharmaceuticals Inc †	108,812
85,428	Merck & Co Inc	2,597,011
12,312	Mylan Inc †	121,766
272,462	Pfizer Inc (a)	4,825,302
65,685	Schering-Plough Corp	1,118,616
4,342	Watson Pharmaceuticals Inc †	115,367
53,801	Wyeth	2,018,075

		25,257,516

Total Health Care		46,966,580

Industrials — 10.8%
Aerospace & Defense — 2.7%
29,611	Boeing Co	1,263,501
15,752	General Dynamics Corp	907,158
4,974	Goodrich Corp	184,137
29,347	Honeywell International Inc	963,462
4,824	L-3 Communications Holdings Inc	355,915
13,452	Lockheed Martin Corp	1,131,044
13,210	Northrop Grumman Corp	594,978
5,633	Precision Castparts Corp	335,051
16,731	Raytheon Co	853,950
6,396	Rockwell Collins Inc	250,020
38,411	United Technologies Corp	2,058,830

		8,898,046

Air Freight & Logistics — 1.1%
6,837	CH Robinson Worldwide Inc	376,240
8,568	Expeditors International of Washington Inc	285,057
12,576	FedEx Corp	806,751
40,212	United Parcel Service Inc, Class B	2,218,094

		3,686,142

Airlines — 0.1%
29,890	Southwest Airlines Co	257,652

Building Products — 0.0%#
14,542	Masco Corp	161,852

Commercial Services & Supplies — 0.5%
4,294	Avery Dennison Corp	140,543

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Commercial Services & Supplies (Continued)
5,309	Cintas Corp	$123,328
8,329	Pitney Bowes Inc	212,223
12,972	Republic Services Inc	321,576
8,283	RR Donnelley & Sons Co	112,483
3,457	Stericycle Inc †	180,040
19,822	Waste Management Inc	656,901

		1,747,094

Construction & Engineering — 0.2%
7,334	Fluor Corp	329,077
4,964	Jacobs Engineering Group Inc †	238,768

		567,845

Electrical Equipment — 0.5%
7,003	Cooper Industries Ltd, Class A	204,698
30,994	Emerson Electric Co	1,134,690
5,717	Rockwell Automation Inc	184,316

		1,523,704

Industrial Conglomerates — 2.8%
28,000	3M Co	1,611,120
424,406	General Electric Co (a)	6,875,377
9,742	Textron Inc	135,122
19,109	Tyco International Ltd	412,754

		9,034,373

Machinery — 1.6%
24,374	Caterpillar Inc	1,088,787
8,136	Cummins Inc	217,475
10,331	Danaher Corp	584,838
17,254	Deere & Co	661,173
7,514	Dover Corp	247,361
6,663	Eaton Corp	331,218
2,284	Flowserve Corp	117,626
15,904	Illinois Tool Works Inc	557,435
12,881	Ingersoll-Rand Co Ltd, Class A	223,485
7,337	ITT Corp	337,429
5,267	Manitowoc Co Inc/The	45,612
14,654	PACCAR Inc	419,104

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Machinery (Continued)
4,771	Pall Corp	$135,640
6,511	Parker Hannifin Corp	276,978

		5,244,161

Professional Services — 0.2%
2,241	Dun & Bradstreet Corp	173,005
5,103	Equifax Inc	135,332
4,978	Monster Worldwide Inc †	60,184
6,268	Robert Half International Inc	130,500

		499,021

Road & Rail — 1.0%
11,342	Burlington Northern Santa Fe Corp	858,703
15,939	CSX Corp	517,539
14,961	Norfolk Southern Corp	703,915
2,346	Ryder System Inc	90,978
20,463	Union Pacific Corp	978,132

		3,149,267

Trading Companies & Distributors — 0.1%
5,221	Fastenal Co	181,952
2,612	WW Grainger Inc	205,930

		387,882

Total Industrials		35,157,039

Information Technology — 15.0%
Communications Equipment — 2.4%
4,182	Ciena Corp †	28,019
236,586	Cisco Systems Inc †	3,856,352
62,805	Corning Inc	598,532
5,438	Harris Corp	206,916
9,757	JDS Uniphase Corp †	35,613
21,332	Juniper Networks Inc †	373,523
91,576	Motorola Inc	405,682
66,892	QUALCOMM Inc	2,396,740
16,082	Tellabs Inc †	66,258

		7,967,635

Computers & Peripherals — 4.1%
35,919	Apple Inc †	3,065,687
69,926	Dell Inc †	716,042

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
82,460	EMC Corp †	$863,356
98,961	Hewlett-Packard Co	3,591,295
54,285	International Business Machines Corp (a)	4,568,626
3,167	Lexmark International Inc †	85,192
13,610	NetApp Inc †	190,132
5,169	QLogic Corp †	69,471
9,353	SanDisk Corp †	89,789
29,844	Sun Microsystems Inc †	114,004
7,111	Teradata Corp †	105,456

		13,459,050

Electronic Equipment & Instruments — 0.3%
14,142	Agilent Technologies Inc †	221,039
7,102	Amphenol Corp	170,306
5,617	Flir Systems Inc †	172,329
9,153	Jabil Circuit Inc	61,783
5,691	Molex Inc	82,463
18,491	Tyco Electronics Ltd	299,739

		1,007,659

Information Technology Services — 1.0%
4,043	Affiliated Computer Services Inc, Class A †	185,776
20,521	Automatic Data Processing Inc	807,296
11,766	Cognizant Technology Solutions Corp, Class A †	212,494
6,120	Computer Sciences Corp †	215,057
4,932	Convergys Corp †	31,614
7,677	Fidelity National Information Services Inc	124,905
6,471	Fiserv Inc †	235,350
2,924	Mastercard Inc, Class A	417,927
12,975	Paychex Inc	340,983
8,217	Total System Services Inc	115,038
28,914	Western Union Co/The	414,627

		3,101,067

Internet Software & Services — 1.4%
7,030	Akamai Technologies Inc †	106,083
43,341	eBay Inc †	605,040
9,665	Google Inc, Class A †	2,973,437

See Notes to Financial Statements.

14

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
8,031	VeriSign Inc †	$153,231
56,073	Yahoo! Inc †	684,091

		4,521,882

Office Electronics — 0.1%
34,976	Xerox Corp	278,759

Semiconductors & Semiconductor Equipment — 2.1%
24,587	Advanced Micro Devices Inc †	53,108
12,015	Altera Corp	200,771
11,766	Analog Devices Inc	223,789
54,212	Applied Materials Inc	549,168
17,946	Broadcom Corp, Class A †	304,544
224,744	Intel Corp	3,294,747
6,823	Kla-Tencor Corp	148,673
8,959	Linear Technology Corp	198,173
26,756	LSI Corp †	88,027
9,069	MEMC Electronic Materials Inc †	129,505
7,349	Microchip Technology Inc	143,526
30,861	Micron Technology Inc †	81,473
8,105	National Semiconductor Corp	81,617
4,320	Novellus Systems Inc †	53,309
21,701	Nvidia Corp †	175,127
6,840	Teradyne Inc †	28,865
52,384	Texas Instruments Inc	813,000
11,067	Xilinx Inc	197,214

		6,764,636

Software — 3.6%
21,454	Adobe Systems Inc †	456,756
9,351	Autodesk Inc †	183,747
7,576	BMC Software Inc †	203,870
15,916	CA Inc	294,923
7,340	Citrix Systems Inc †	173,004
9,960	Compuware Corp †	67,230
13,253	Electronic Arts Inc †	212,578
12,932	Intuit Inc †	307,652
6,200	McAfee Inc †	214,334
309,121	Microsoft Corp(a)	6,009,312
13,950	Novell Inc †	54,266

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
158,290	Oracle Corp †	$2,806,482
4,239	Salesforce.com Inc †	135,690
33,780	Symantec Corp †	456,706

		11,576,550

Total Information Technology		48,677,238

Materials — 2.9%
Chemicals — 1.7%
8,467	Air Products & Chemicals Inc	425,636
2,297	CF Industries Holdings Inc	112,921
37,327	Dow Chemical Co/The	563,264
2,931	Eastman Chemical Co	92,942
6,774	Ecolab Inc	238,106
36,461	EI Du Pont de Nemours & Co	922,463
3,265	International Flavors & Fragrances Inc	97,036
22,140	Monsanto Co	1,557,549
6,635	PPG Industries Inc	281,523
12,461	Praxair Inc	739,685
5,047	Rohm & Haas Co	311,854
5,065	Sigma-Aldrich Corp	213,946

		5,556,925

Construction Materials — 0.1%
4,450	Vulcan Materials Co	309,631

Containers & Packaging — 0.2%
3,822	Ball Corp	158,957
4,142	Bemis Co Inc	98,082
6,753	Owens-Illinois Inc †	184,492
5,309	Pactiv Corp †	132,088
6,571	Sealed Air Corp	98,171

		671,790

Metals & Mining — 0.7%
4,526	AK Steel Holding Corp	42,182
32,338	Alcoa Inc	364,126
3,890	Allegheny Technologies Inc	99,312
15,259	Freeport-McMoRan Copper & Gold Inc	372,930
18,356	Newmont Mining Corp	747,089

See Notes to Financial Statements.

16

Shares		Value

Materials (Continued)
Metals & Mining (Continued)
12,685	Nucor Corp	$586,047
3,873	Titanium Metals Corp	34,121
4,697	United States Steel Corp	174,729

		2,420,536

Paper & Forest Products — 0.2%
17,276	International Paper Co	203,857
7,100	MeadWestvaco Corp	79,449
8,537	Weyerhaeuser Co	261,317

		544,623

Total Materials		9,503,505

Telecommunication Services — 3.8%
Diversified Telecommunication Services — 3.6%
238,118	AT&T Inc	6,786,363
4,046	CenturyTel Inc	110,577
5,743	Embarq Corp	206,518
12,579	Frontier Communications Corp	109,941
59,194	Qwest Communications International Inc	215,466
114,775	Verizon Communications Inc	3,890,873
18,275	Windstream Corp	168,130

		11,487,868

Wireless Telecommunication Services — 0.2%
16,029	American Tower Corp, Class A †	469,970
115,434	Sprint Nextel Corp †	211,244

		681,214

Total Telecommunication Services		12,169,082

Utilities — 4.2%
Electric Utilities — 2.4%
6,830	Allegheny Energy Inc	231,264
16,306	American Electric Power Co Inc	542,664
51,126	Duke Energy Corp	767,401
13,165	Edison International	422,860
7,650	Entergy Corp	635,944
26,584	Exelon Corp	1,478,336
12,317	FirstEnergy Corp	598,360
16,515	FPL Group Inc	831,200
8,969	Pepco Holdings Inc	159,289

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Electric Utilities (Continued)
4,073	Pinnacle West Capital Corp	$130,865
15,152	PPL Corp	465,015
10,630	Progress Energy Inc	423,606
31,298	Southern Co	1,158,026

		7,844,830

Gas Utilities — 0.2%
5,287	Equitable Resources Inc	177,379
1,826	Nicor Inc	63,435
7,008	Questar Corp	229,092

		469,906

Independent Power Producers & Energy Traders — 0.1%
27,183	AES Corp/The †	223,988
7,413	Constellation Energy Group Inc	185,992
20,435	Dynegy Inc, Class A †	40,870

		450,850

Multi-Utilities — 1.5%
8,544	Ameren Corp	284,174
14,210	Centerpoint Energy Inc	179,330
9,365	CMS Energy Corp	94,680
11,056	Consolidated Edison Inc	430,410
23,490	Dominion Resources Inc	841,882
6,587	DTE Energy Co	234,958
3,088	Integrys Energy Group Inc	132,722
11,081	NiSource Inc	121,559
14,586	PG&E Corp	564,624
20,449	Public Service Enterprise Group Inc	596,497
4,752	SCANA Corp	169,147
9,844	Sempra Energy	419,650
8,843	TECO Energy Inc	109,211
4,724	Wisconsin Energy Corp	198,313
18,144	Xcel Energy Inc	336,571

		4,713,728

Total Utilities		13,479,314

TOTAL COMMON STOCKS
(Cost $219,172,169)		318,029,703

See Notes to Financial Statements.

18

Shares		Value

INVESTMENT COMPANY SECURITY — 2.8%
(Cost $9,229,892)
9,229,892	Institutional Money Market Fund (b)	$9,229,892

Principal
Amount

U.S. TREASURY BILL — 1.1%
(Cost $3,497,900)
$3,497,900	1.800% due 01/22/2009 (a),(c)	3,497,900

TOTAL INVESTMENTS
(Cost $231,899,961)	101.9%	330,757,495
OTHER ASSETS AND LIABILITIES (Net)	(1.9)	(6,304,939)

NET ASSETS	100.0%	$324,452,556

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $222,510,464)	$321,406,915
Securities of affiliated companies (cost — $9,389,497)	9,350,580

Total Investments	330,757,495
Dividends receivable	856,108
Receivable for Fund shares sold	295,247
Variation margin receivable on open futures contracts	185,325
Prepaid expenses and other assets	48,255

Total Assets	332,142,430

LIABILITIES:
Payable for Fund shares redeemed	6,814,029
Payable for investment securities purchased	525,941
Transfer agency/record keeping fees payable	97,663
Trustees’ fees and expenses payable	67,839
Distribution and shareholder servicing fees payable — Class A, B and R Shares	40,432
Administration fees payable	37,159
Shareholder servicing fees payable — Class K Shares	14,544
Custody fees payable	9,180
Investment advisory fees payable	258
Accrued expenses and other payables	82,829

Total Liabilities	7,689,874

NET ASSETS	$324,452,556

Investments, at cost	$231,899,961

See Notes to Financial Statements.

20

NET ASSETS consist of:
Undistributed net investment income	$221,939
Accumulated net realized loss on investments sold	(1,928,923)
Net unrealized appreciation of investments	99,073,409
Paid-in capital	227,086,131

$324,452,556

NET ASSETS:
Class A Shares	$206,372,177

Class B Shares	$30,367,304

Class K Shares	$54,284,662

Class R Shares	$5,119,271

Class Y Shares	$28,309,142

SHARES OUTSTANDING:
Class A Shares	12,591,972

Class B Shares	1,852,472

Class K Shares	3,314,591

Class R Shares	312,444

Class Y Shares	1,723,608

CLASS A SHARES:
Net asset value and redemption price per share	$16.39

Maximum sales charge	2.50%
Maximum offering price per share	$16.81

CLASS B SHARES:
Net asset value and offering price per share*	$16.39

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.38

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$16.38

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$16.42

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$18,592
Dividends on securities of unaffiliated companies	5,785,395
Dividends on securities of affiliated companies	155,548

Total Investment Income	5,959,535

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	327,947
Class B Shares	200,712
Class R Shares	15,299
Shareholder servicing fees:
Class K Shares	122,444
Investment advisory fees	372,031
Administration fees	281,930
Transfer agency/record keeping fees	274,336
Custody fees	70,661
Registration and filing fees	33,511
Legal and audit fees	26,905
Trustees’ fees and expenses	11,890
Other	75,991

Total Expenses	1,813,657
Fees waived by distributor	(231,535)

Net Expenses	1,582,122

NET INVESTMENT INCOME	4,377,413

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	12,442,428
Security transactions of affiliated companies	(9,757)
Futures contracts	(7,120,560)
Net change in unrealized appreciation/(depreciation) of:
Securities	(162,971,791)
Futures contracts	1,736,986

Net realized and unrealized loss on investments	(155,922,694)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(151,545,281)

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$4,377,413	$10,158,965
Net realized gain from security transactions and futures contracts	5,312,111	71,921,661
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(161,234,805)	(178,389,588)

Net decrease in net assets resulting from operations	(151,545,281)	(96,308,962)
Dividends to shareholders from net investment income:
Class A Shares	(2,561,762)	(5,790,935)
Class B Shares	(320,301)	(731,742)
Class K Shares	(813,536)	(2,309,032)
Class R Shares	(51,775)	(80,521)
Class Y Shares	(398,012)	(1,274,860)
Distributions to shareholders from net realized gains:
Class A Shares	(24,176,823)	(18,280,811)
Class B Shares	(3,718,675)	(2,786,722)
Class K Shares	(9,251,542)	(7,744,511)
Class R Shares	(579,824)	(278,665)
Class Y Shares	(3,696,093)	(3,398,779)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,006,551	(63,917,349)
Class B Shares	(1,312,200)	(7,780,183)
Class K Shares	(23,807,926)	(53,250,603)
Class R Shares	797,929	5,759,119
Class Y Shares	(16,790,038)	(1,346,589)
Short-term trading fees	8,290	16,870

Net decrease in net assets	(235,211,018)	(259,504,275)
NET ASSETS:
Beginning of period	559,663,574	819,167,849

End of period	$324,452,556	$559,663,574

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$221,939	$(10,088)

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$26,104,888	$54,630,619
Issued as reinvestment of dividends and distributions	21,396,545	18,649,455
Redeemed	(44,494,882)	(137,197,423)

Net increase/(decrease)	$3,006,551	$(63,917,349)

Class B Shares:
Sold	$1,144,671	$1,715,453
Issued as reinvestment of dividends and distributions	3,034,980	2,625,589
Redeemed*	(5,491,851)	(12,121,225)

Net decrease	$(1,312,200)	$(7,780,183)

Class K Shares:
Sold	$6,159,420	$19,891,440
Issued as reinvestment of dividends and distributions	7,723,346	7,115,033
Redeemed	(37,690,692)	(80,257,076)

Net decrease	$(23,807,926)	$(53,250,603)

Class R Shares:
Sold	$1,098,122	$7,056,909
Issued as reinvestment of dividends and distributions	631,599	359,185
Redeemed	(931,792)	(1,656,975)

Net increase	$797,929	$5,759,119

Class Y Shares:
Sold	$2,589,868	$10,022,261
Issued as reinvestment of dividends and distributions	3,471,109	4,099,581
Redeemed	(22,851,015)	(15,468,431)

Net decrease	$(16,790,038)	$(1,346,589)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	1,276,483	1,898,856
Issued as reinvestment of dividends and distributions	998,767	640,378
Redeemed	(2,210,668)	(4,736,953)

Net increase/(decrease)	64,582	(2,197,719)

Class B Shares:
Sold	54,481	59,152
Issued as reinvestment of dividends and distributions	141,098	89,976
Redeemed*	(284,524)	(419,557)

Net decrease	(88,945)	(270,429)

Class K Shares:
Sold	308,652	689,902
Issued as reinvestment of dividends and distributions	359,678	244,176
Redeemed	(2,164,117)	(2,780,564)

Net decrease	(1,495,787)	(1,846,486)

Class R Shares:
Sold	55,392	238,107
Issued as reinvestment of dividends and distributions	29,430	12,405
Redeemed	(49,256)	(58,447)

Net increase	35,566	192,065

Class Y Shares:
Sold	129,370	340,950
Issued as reinvestment of dividends and distributions	161,870	140,771
Redeemed	(1,058,054)	(531,999)

Net decrease	(766,814)	(50,278)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07	6/30/06	6/30/05	6/30/04

Net asset value, beginning of period	$25.38		$31.24	$26.42	$24.80	$23.81	$20.33

Income/(loss) from investment operations:
Net investment income	0.21		0.42	0.40	0.34	0.36	0.23
Net realized and unrealized gain/(loss) on investments	(6.99)		(4.48)	4.82	1.63	0.99	3.48

Total from investment operations	(6.78)		(4.06)	5.22	1.97	1.35	3.71

Less distributions:
Dividends from net investment income	(0.21)		(0.44)	(0.40)	(0.35)	(0.36)	(0.23)
Distributions from net realized gains	(2.00)		(1.36)	—	—	—	—

Total distributions	(2.21)		(1.80)	(0.40)	(0.35)	(0.36)	(0.23)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$16.39		$25.38	$31.24	$26.42	$24.80	$23.81

Total return(d)	(28.76)%		(13.68)%	19.86%	7.95%	5.67%	18.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$206,372		$317,990	$460,012	$467,002	$459,667	$436,216
Ratio of operating expenses to average net assets	0.66	%(e)	0.60%	0.64%	0.66%	0.65%	0.67%
Ratio of net investment income to average net assets	1.99	%(e)	1.46%	1.34%	1.29%	1.48%	1.03%
Portfolio turnover rate	3%		3%	3%	6%	4%	2%
Ratio of operating expenses to average net assets without expense waivers	0.76	%(e)	0.64%	0.64%	0.66%	0.65%	0.68%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

26

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07	6/30/06	6/30/05	6/30/04

$25.39		$31.25	$26.43	$24.80	$23.82	$20.33

0.17		0.35	0.30	0.25	0.29	0.17

(7.00)		(4.49)	4.85	1.66	0.99	3.50

(6.83)		(4.14)	5.15	1.91	1.28	3.67

(0.17)		(0.36)	(0.33)	(0.28)	(0.30)	(0.18)

(2.00)		(1.36)	—	—	—	—

(2.17)		(1.72)	(0.33)	(0.28)	(0.30)	(0.18)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$16.39		$25.39	$31.25	$26.43	$24.80	$23.82

(28.88)%		(13.91)%	19.55%	7.72%	5.37%	18.08%

$30,367		$49,290	$69,120	$76,756	$135,069	$215,549

1.01	%(e)	0.89%	0.89%	0.91%	0.90%	0.92%

1.63	%(e)	1.19%	1.08%	1.04%	1.23%	0.78%
3%		3%	3%	6%	4%	2%

1.51	%(e)	1.39%	1.39%	1.41%	1.40%	1.43%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07	6/30/06	6/30/05	6/30/04

Net asset value, beginning of period	$25.37		$31.22	$26.41	$24.79	$23.80	$20.32

Income/(loss) from investment operations:
Net investment income	0.20		0.42	0.39	0.35	0.36	0.23
Net realized and unrealized gain/(loss) on investments	(6.99)		(4.48)	4.82	1.62	0.99	3.48

Total from investment operations	(6.79)		(4.06)	5.21	1.97	1.35	3.71

Less distributions:
Dividends from net investment income	(0.20)		(0.43)	(0.40)	(0.35)	(0.36)	(0.23)
Distributions from net realized gains	(2.00)		(1.36)	—	—	—	—

Total distributions	(2.20)		(1.79)	(0.40)	(0.35)	(0.36)	(0.23)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$16.38		$25.37	$31.22	$26.41	$24.79	$23.80

Total return(d)	(28.81)%		(13.67)%	19.83%	7.95%	5.68%	18.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,285		$122,021	$207,857	$211,158	$273,790	$299,782
Ratio of operating expenses to average net assets	0.76	%(e)	0.64%	0.64%	0.66%	0.65%	0.67%
Ratio of net investment income to average net assets	1.86	%(e)	1.44%	1.34%	1.29%	1.48%	1.03%
Portfolio turnover rate	3%		3%	3%	6%	4%	2%
Ratio of operating expenses to average net assets without expense waivers	0.76	%(e)	0.64%	0.64%	0.66%	0.65%	0.68%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

28

R Shares
Period Ended		Year	Year	Year	Period
12/31/08(b)		Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07	6/30/06	6/30/05

$25.38		$31.24	$26.42	$24.80	$22.98

0.17		0.34	0.33	0.27	0.32

(7.00)		(4.48)	4.82	1.63	1.81

(6.83)		(4.14)	5.15	1.90	2.13

(0.17)		(0.36)	(0.33)	(0.28)	(0.31)

(2.00)		(1.36)	—	—	—

(2.17)		(1.72)	(0.33)	(0.28)	(0.31)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$16.38		$25.38	$31.24	$26.42	$24.80

(28.89)%		(13.92)%	19.56%	7.68%	9.26%

$5,119		$7,026	$2,649	$205	$17

1.01	%(e)	0.88%	0.88%	0.91%	0.90	%(e)

1.64	%(e)	1.21%	1.10%	1.04%	1.24	%(e)
3%		3%	3%	6%	4%

1.01	%(e)	0.88%	0.88%	0.91%	0.90	%(e)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07	6/30/06	6/30/05	6/30/04

Net asset value, beginning of period	$25.43		$31.30	$26.47	$24.84	$23.85	$20.37

Income/(loss) from investment operations:
Net investment income	0.22		0.49	0.48	0.44	0.44	0.29
Net realized and unrealized gain/(loss) on investments	(7.01)		(4.50)	4.83	1.60	0.97	3.48

Total from investment operations	(6.79)		(4.01)	5.31	2.04	1.41	3.77

Less distributions:
Dividends from net investment income	(0.22)		(0.50)	(0.48)	(0.41)	(0.42)	(0.29)
Distributions from net realized gains	(2.00)		(1.36)	—	—	—	—

Total distributions	(2.22)		(1.86)	(0.48)	(0.41)	(0.42)	(0.29)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$16.42		$25.43	$31.30	$26.47	$24.84	$23.85

Total return(d)	(28.69)%		(13.49)%	20.16%	8.20%	5.97%	18.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,309		$63,337	$79,529	$72,834	$80,418	$87,010
Ratio of operating expenses to average net assets	0.50	%(e)	0.39%	0.39%	0.41%	0.40%	0.42%
Ratio of net investment income to average net assets	2.10	%(e)	1.70%	1.59%	1.54%	1.73%	1.28%
Portfolio turnover rate	3%		3%	3%	6%	4%	2%
Ratio of operating expenses to average net assets without expense waivers	0.50	%(e)	0.39%	0.39%	0.41%	0.40%	0.43%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the S&P 500® Index, a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$327,259,595	$215,875
Level 2 — Other Significant Observable Inputs	3,497,900	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$330,757,495	$215,875

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on

33

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period through October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% on the first $250 million of its average daily net assets; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1646% for advisory services. Pursuant to an investment sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.12% on the first $10 million of the Fund’s average daily net assets; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on assets exceeding $200 million.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $281,930 before payment of sub-administration fees and $188,200 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1247% for administrative services.

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $13,269 in advisory fees before waivers and expense reimbursements ($1,457 after waivers and expense reimbursements) and $5,585 in administration fees.

Comerica Bank, which is an affiliate of World, provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2008, Comerica Bank was paid $2,872 for its administrative, record keeping and other related services provided to the Fund. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $2 from commissions on sales of Class A Shares for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor (“Distributor”).

No payments are made under the Plan with regard to Class Y Shares.

During the period ended December 31, 2008, the Distributor voluntarily waived a portion of its 12b-1 fees for Class A and Class B Shares of the Fund, amounting to $131,179 and $100,356, respectively. These waivers are collectively reflected as fees waived by Distributor in the accompanying Statement of Operations.

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2008, the Fund paid $111 to Comerica Securities and $122,256 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class K and Class R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $11,787,968 and $68,885,824, respectively, for the period ended December 31, 2008.

37

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $142,450,580, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $43,593,046 and net appreciation for financial reporting purposes was $98,857,534. At December 31, 2008, aggregate cost for financial reporting purposes was $231,899,961.

At December 31, 2008, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

S&P 500® Index, March 2009	275	$12,160,500	$12,376,375	$215,875

6.	Affiliated Company Securities

The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund and any company that is under common control with the Fund. At, or during the period ended December 31, 2008, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at	Dividend	Realized
Affiliated Company	6/30/08	Cost	Shares	Proceeds	Shares	12/31/08	Income	Loss

Comerica Incorporated	$185,305	$0	0	$32,259	1,150	$120,688	$6,935	$(9,757)
Institutional Money Market Fund	27,671,544	69,582,896	69,582,896	88,024,548	88,024,548	9,229,892	148,613	—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal

38

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $2,624.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2008 and June 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2008	$10,669,639	$32,006,939	$42,676,578
June 30, 2007	11,484,260	—	11,484,260

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Undistributed	Unrealized
Income	Capital Gains	Appreciation	Total

$42,392	$40,109,567	$254,380,570	$294,532,529

The differences between book and tax distributable earnings were primarily due to wash sales, mark-to-market adjustments of futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

39

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World will vote proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

40

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41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder International
Equity Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski and T. Scott Wittman

International stock markets were even weaker than the U.S. stock market during the six months ended December 31, 2008, with the -36.42% return for the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends) significantly trailing the -28.48% return for the S&P 500® Index, a widely-followed benchmark of the performance of the U.S. stock market. While the Fund also posted a double-digit negative return, its -33.39% return for the six months ended December 31, 2008 was ahead of its MSCI EAFE benchmark, as well as the -37.48% median return for the Lipper universe of international large-cap core funds.

The relative strength of the Fund was largely due to its holdings in the financials, telecommunication services and materials sectors, which more than offset the Fund’s relative weakness in the industrials and utilities sectors. In terms of countries, the Fund’s holdings in the U.K. and Germany showed significant relative strength, while holdings in Belgium, Singapore and Switzerland were relatively weak.

The financials sector showed the greatest relative strength in the Fund, adding more than three percentage points to the Fund’s relative return for the six months ended December 31, 2008. The sector’s strength was due largely to the timing of the purchase of Hopson Development Holdings (2.1% of the Fund), a Hong Kong real estate management and development company, as well as overweights in a number of other stocks, including Muenchener Rueckversicherungs (2.1% of the Fund), a German insurance company, and Daito Trust Construction (0.8% of the Fund), a Japanese real estate management and development company.

The relative strength of the Fund in the telecommunication services sector was largely attributable to overweights in three Japanese holdings: KDDI (1.9% of the Fund) and NTT DoCoMo (1.1% of the Fund), providers of wireless telecommunication services, and Nippon Telegraph & Telephone (1.3% of the Fund), a diversified telecommunication services company. France Telecom (0.8% of the Fund) also had a significant and positive impact on the Fund’s relative performance in the sector.

An overweight in Nippon Paper (1.6% of the Fund) and the lack of a position in Rio Tinto, a mining and exploration company headquartered in the U.K., were the key factors in the Fund’s strong relative performance in the materials sector.

In contrast to these positive factors, the Fund’s relative performance in the industrials sector was held back by overweighted positions in Neptune Orient Lines (0.3% of the Fund), a global transportation company headquartered in Singapore, Hutchison Whampoa (1.0% of the Fund), a Hong Kong conglomerate, Volvo (0.5% of the Fund), a Swedish car maker, and Stagecoach Group (0.2% of the Fund), a U.K. firm involved in bus, train, tram and express coach operations.

The Fund’s relative weakness in the utilities sector came primarily from the lack of holdings of three Japanese electric utilities: Tokyo Electric Power, Kansai Electric Power and Chubu Electric Power.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$664.90	$5.92	1.41%
Class B	$1,000.00	$662.60	$9.05	2.16%
Class C	$1,000.00	$662.50	$9.05	2.16%
Class K	$1,000.00	$665.30	$5.92	1.41%
Class Y	$1,000.00	$666.10	$4.91	1.17%

Hypothetical
Class A	$1,000.00	$1,018.10	$7.17	1.41%
Class B	$1,000.00	$1,014.32	$10.97	2.16%
Class C	$1,000.00	$1,014.32	$10.97	2.16%
Class K	$1,000.00	$1,018.10	$7.17	1.41%
Class Y	$1,000.00	$1,019.31	$5.96	1.17%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 98.5%
Australia — 4.7%
59,500	AMP Ltd	$226,194
49,600	Ansell Ltd	437,522
7,000	Australia & New Zealand Banking Group Ltd, ADR	74,900
534,900	Babcock & Brown Wind Partners	340,223
44,187	BlueScope Steel Ltd	108,524
96,200	Boral Ltd	311,610
282,100	Challenger Financial Services Group Ltd	387,139
1,283,000	Commonwealth Property Office Fund	1,063,412
126,870	CSR Ltd	156,612
30,100	Goodman Fielder Ltd	28,014
946,200	GPT Group	611,908
11,250	Lend Lease Corp Ltd	56,887
655,500	Pacific Brands Ltd	197,737
277,740	Qantas Airways Ltd	512,138
45,300	QBE Insurance Group Ltd	823,445
391,500	Sigma Pharmaceuticals Ltd	300,612
15,142	Sims Metal Management Ltd	184,158
49,300	Wesfarmers Ltd	622,548

		6,443,583

Austria — 0.3%
13,000	Raiffeisen International Bank Holding AG	363,822
15,100	Zumtobel AG	118,632

		482,454

Belgium — 1.2%
10,000	Anheuser-Busch InBev NV	231,843
13,000	Compagnie Maritime Belge SA	327,604
9,100	KBC Ancora	156,772
33,300	KBC Groep NV	1,005,818

		1,722,037

Denmark — 0.2%
60,000	Danske Bank A/S, ADR	309,000
19,000	GN Store Nord †	37,091

		346,091

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Finland — 0.7%
24,700	Kesko OYJ, B Shares	$618,983
16,500	Rautaruukki OYJ	284,364

		903,347

France — 11.7%
15,670	AXA SA	349,358
36,800	AXA SA, ADR	826,896
10,000	BNP Paribas	422,264
18,500	BNP Paribas, ADR	396,825
12,850	Cap Gemini SA	495,282
16,200	Casino Guichard Perrachon SA	1,231,886
18,900	Credit Agricole SA	214,940
41,200	France Telecom SA, ADR	1,156,484
16,609	GDF Suez, ADR	821,315
7,900	GDF Suez	391,263
14,900	Peugeot SA, ADR	257,025
42,800	Renault SA	1,116,404
4,650	Sanofi-Aventis SA	295,340
18,791	Sanofi-Aventis SA, ADR	604,319
5,150	Schneider Electric SA	384,686
41,200	SCOR SE	947,201
14,422	Total SA	786,254
20,010	Total SA, ADR	1,106,553
16,300	Veolia Environnement, ADR	516,873
63,000	Vinci SA	2,653,115
33,000	Vivendi	1,074,403

		16,048,686

Germany — 9.6%
87,300	Allianz SE, ADR	945,459
2,469	Allianz SE	264,820
38,300	Commerzbank AG	365,088
18,400	Continental AG	751,856
5,000	Deutsche Bank AG	199,392
5,200	Deutsche Bank AG, GRS	211,588
74,400	Deutsche Lufthansa AG, ADR	1,186,680
67,688	Deutsche Telekom AG	1,028,422
47,850	E.ON AG	1,934,918
28,650	E.ON AG, ADR	1,167,488
6,700	Kloeckner & Co SE	117,767

See Notes to Financial Statements.

2

Shares		Value(a)

Germany (Continued)
8,675	MAN AG	$478,448
18,650	Muenchener Rueckversicherungs AG	2,930,791
7,300	RWE AG	656,245
1,600	Salzgitter AG	126,373
28,000	ThyssenKrupp AG	757,188

		13,122,523

Greece — 0.2%
55,900	Sidenor Steel Products Manufacturing Co SA	250,774

Hong Kong — 4.1%
52,000	Guoco Group Ltd	305,771
4,000,000	Hopson Development Holdings Ltd	2,921,962
263,000	Hutchison Whampoa Ltd	1,326,651
133,500	Kingboard Chemical Holdings Ltd	241,576
85,000	Orient Overseas International Ltd	190,589
138,100	VTech Holdings Ltd	585,488

		5,572,037

Italy — 4.5%
37,700	Benetton Group SpA, ADR	648,440
269,500	Enel SpA	1,723,480
62,211	ENI SpA	1,474,144
5,500	Fondiaria-Sai SpA	99,535
98,000	IFIL — Investments SpA	250,885
26,300	Recordati SpA	142,676
80,700	Saras SpA	273,348
266,100	Telecom Italia SpA	296,932
56,000	Telecom Italia SpA, Ordinary Shares, ADR	910,000
5,611	Telecom Italia SpA, Saving Shares, ADR	63,629
97,608	UniCredit SpA	240,677
18,100	UniCredit SpA	45,061

		6,168,807

Japan — 24.8%
60,500	Aioi Insurance Co Ltd	315,424
2,000	Alfresa Holdings Corp	95,525
10,400	Aruze Corp	104,955
39,000	Asahi Breweries Ltd	671,169
18,000	Astellas Pharma Inc	732,445
54,100	Brother Industries Ltd	322,735
18,500	Canon Inc	580,743

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Japan (Continued)
30,899	Canon Inc, ADR	$970,229
21,600	Daito Trust Construction Co Ltd	1,131,004
81,000	Fuji Fire & Marine Insurance Co Ltd/The	121,513
96,000	Fuji Heavy Industries Ltd	260,632
203,000	Fujitsu Ltd	981,193
48,200	Furukawa-Sky Aluminum Corp	116,397
27,200	Hitachi Chemical Co Ltd	281,278
85,900	Hitachi Construction Machinery Co Ltd	1,013,916
14,300	Hitachi Ltd, ADR	559,702
14,000	Honda Motor Co Ltd	303,622
44,800	Honda Motor Co Ltd, ADR	956,032
125,000	Isuzu Motors Ltd	160,438
58,850	ITOCHU Corp	295,258
42,400	JFE Holdings Inc	1,121,474
375	KDDI Corp	2,670,896
50,000	kyowa Hakko Kirin Co Ltd	521,956
89,500	Mazda Motor Corp	151,239
47,675	Mediceo Paltac Holdings Co Ltd	574,544
264,700	Mitsubishi Chemical Holdings Corp	1,168,165
34,300	Mitsubishi Corp, ADR	963,830
79,000	Mitsubishi Materials Corp	199,173
107,000	Mitsubishi Tanabe Pharma Corp	1,617,738
9,000	Mitsui OSK Lines Ltd	55,270
163,000	NEC Corp	547,085
151,500	Nichirei Corp	721,818
521	Nippon Paper Group Inc (a)	2,127,200
67,200	Nippon Telegraph & Telephone Corp, ADR	1,827,168
77,000	NTT DoCoMo Inc, ADR	1,510,740
40,700	QP Corp	556,381
7,300	Ricoh Co Ltd, ADR	453,330
500,000	Shinwa Kaiun Kaisha Ltd	1,362,501
43,400	Showa Shell Sekiyu KK	428,217
57,000	Sompo Japan Insurance Inc	417,418
105,800	Sumitomo Heavy Industries Ltd	421,184
42,300	Suzuken Co Ltd	1,274,563
15,600	Takeda Pharmaceutical Co Ltd	809,210
10,400	Takefuji Corp	84,981

See Notes to Financial Statements.

4

Shares		Value(a)

Japan (Continued)
22,000	Toyo Suisan Kaisha Ltd	$632,342
27,700	Toyota Motor Corp, ADR	1,812,688

		34,005,321

Netherlands — 4.4%
7,400	Aegon NV	47,223
60,000	Royal Dutch Shell PLC, Class A, ADR	3,176,400
35,160	Royal Dutch Shell PLC, Class B, ADR	1,808,279
40,700	Unilever NV, NYR	999,185

		6,031,087

New Zealand — 0.1%
53,700	Fletcher Building Ltd	181,202

Norway — 0.2%
47,600	Cermaq ASA	182,682
15,200	DnB NOR ASA	60,718
5,188	Telenor ASA	34,717

		278,117

Singapore — 0.3%
577,600	Neptune Orient Lines Ltd	453,451

Spain — 3.9%
5,000	Acciona SA	632,423
21,200	ACS Actividades de Construccion y Servicios SA	974,554
67,100	Banco Bilbao Vizcaya Argentaria SA, ADR	838,079
212,010	Banco Santander SA, ADR	2,011,975
26,100	Repsol YPF SA	555,893
4,500	Telefonica SA, ADR	303,255

		5,316,179

Sweden — 3.1%
201,200	Boliden AB	465,624
27,600	Ssab Svenskt Stal AB	243,106
60,400	Svenska Cellulosa AB, B Shares	516,511
263,100	Telefonaktiebolaget LM Ericsson, ADR	2,054,811
34,800	Trelleborg AB, B Shares	216,881
124,500	Volvo AB, ADR	704,670

		4,201,603

Switzerland — 7.4%
8,100	Adecco SA	274,930
9,200	Clariant AG †	62,939

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Switzerland (Continued)
4,200	Credit Suisse Group AG	$115,119
15,600	Holcim Ltd	898,237
17,850	Nestle SA, ADR	708,645
7,361	Novartis AG	368,819
26,832	Novartis AG, ADR	1,335,160
5,700	Pargesa Holding SA	381,091
6,500	Rieter Holding AG	1,050,862
30,300	Schmolz + Bickenbach AG	465,926
7,000	Sonova Holding AG	422,303
67,700	Swatch Group AG/The	1,850,728
12,300	Swiss Reinsurance	597,550
72,200	Zurich Financial Services AG, ADR	1,577,570

		10,109,879

United Kingdom — 17.1%
30,866	Anglo American PLC, ADR	358,663
80,200	Antofagasta PLC	495,369
39,400	AstraZeneca PLC, ADR	1,616,582
53,100	Aviva PLC	300,570
116,700	Barclays PLC, ADR	1,143,660
5,200	BHP Billiton PLC, ADR	200,616
95,376	BP PLC	730,798
47,400	BP PLC, ADR	2,215,476
19,200	British American Tobacco PLC	498,881
23,950	British American Tobacco PLC, ADR	1,267,913
166,300	Centrica PLC	639,039
21,410	Diageo PLC, ADR	1,214,803
336,400	Enterprise Inns Plc	270,989
95,550	GKN PLC, ADR	128,992
28,336	GlaxoSmithKline PLC, ADR	1,056,083
31,943	GlaxoSmithKline PLC	593,003
83,400	Home Retail Group PLC	255,810
83,500	HSBC Holdings PLC, ADR	4,063,945
11,300	Imperial Tobacco Group PLC, ADR	611,330
20,700	Johnson Matthey PLC	328,552
106,200	Kazakhmys PLC	356,794
22,400	Lloyds Banking Group PLC, ADR	172,480
639,500	Old Mutual PLC	510,913
20,800	Persimmon PLC	69,409
14,000	Rexam PLC, ADR	365,260

See Notes to Financial Statements.

6

Shares		Value(a)

United Kingdom (Continued)
272,600	RSA Insurance Group PLC	$544,888
144,600	Stagecoach Group PLC	293,340
70,300	Unilever PLC, ADR	1,618,306
75,494	Vodafone Group PLC, ADR	1,543,098

		23,465,562

TOTAL COMMON STOCKS
(Cost $169,551,512)		135,102,740

PREFERRED STOCK — 0.1%
(Cost $291,954)
Germany — 0.1%
1,825	Volkswagen AG	97,387

INVESTMENT COMPANY SECURITIES — 1.0%
Australia — 0.2%
191,400	Australian Infrastructure Fund	255,027

Multi-Country — 0.8%
40,000	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	1,136,800

United States — 0.0%#
466	Institutional Money Market Fund (b)	466

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,590,870)		1,392,293

TOTAL INVESTMENTS
(Cost $171,434,336)	99.6%	136,592,420
OTHER ASSETS AND LIABILITIES (Net)	0.4	485,751

NET ASSETS	100.0%	$137,078,171

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Value of common and preferred stocks that are not designated as ADR, GRS or NYR represents fair value as of December 31, 2008 (see Notes to Financial Statements, Note 2). At December 31, 2008, fair valued securities represent $82,102,726, 59.9% of net assets.

(b)	Affiliated company security (See Notes to Financial Statements, Notes 3 and 6).

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, industry diversification of the Munder International Equity Fund was as follows:

	% of
	Net Assets	Value(a)

COMMON STOCKS:

Oil, Gas & Consumable Fuels	9.2%	$12,555,363
Insurance	8.6	11,846,768
Commercial Banks	8.6	11,729,252
Pharmaceuticals	7.1	9,693,329
Metals & Mining	4.2	5,734,525
Wireless Telecommunication Services	4.2	5,724,734
Diversified Telecommunication Services	4.1	5,620,607
Electric Utilities	4.0	5,458,308
Food Products	4.0	5,447,373
Automobiles	3.7	5,018,081
Real Estate Management & Development	3.0	4,109,853
Construction & Engineering	2.6	3,627,669
Multi-Utilities	2.2	3,024,736
Machinery	2.1	2,835,099
Paper & Forest Products	1.9	2,643,711
Communications Equipment	1.9	2,640,299
Textiles, Apparel & Luxury Goods	1.8	2,499,167
Food & Staples Retailing	1.8	2,473,417
Marine	1.7	2,389,414
Tobacco	1.7	2,378,124
Office Electronics	1.7	2,327,037
Health Care Providers & Services	1.6	2,245,243
Beverages	1.5	2,117,816
Auto Components	1.4	1,931,710
Chemicals	1.3	1,840,934
Airlines	1.2	1,698,818
Real Estate Investment Trusts (REITs)	1.2	1,675,320
Computers & Peripherals	1.1	1,528,279
Industrial Conglomerates	1.1	1,483,263
Diversified Financial Services	1.1	1,481,659
Construction Materials	1.0	1,391,049
Trading Companies & Distributors	1.0	1,376,855
Media	0.8	1,074,403
Health Care Equipment & Supplies	0.7	896,915
Electronic Equipment & Instruments	0.6	801,278
Capital Markets	0.4	526,099
Electrical Equipment	0.4	503,318

See Notes to Financial Statements.

8

	% of
	Net Assets	Value(a)

COMMON STOCKS (Continued)
Information Technology Services	0.4%	$495,282
Containers & Packaging	0.3	365,260
Independent Power Producers & Energy Traders	0.2	340,223
Road & Rail	0.2	293,340
Professional Services	0.2	274,930
Hotels, Restaurants & Leisure	0.2	270,989
Internet & Catalog Retail	0.2	255,810
Distributors	0.1	197,737
Leisure Equipment & Products	0.1	104,955
Consumer Finance	0.1	84,981
Household Durables	0.0 #	69,408

TOTAL COMMON STOCKS	98.5	135,102,740
PREFERRED STOCK	0.1	97,387
INVESTMENT COMPANY SECURITIES	1.0	1,392,293

TOTAL INVESTMENTS	99.6	136,592,420
OTHER ASSETS AND LIABILITIES (Net)	0.4	485,751

NET ASSETS	100.0%	$137,078,171

#	Amount represents less than 0.05% of net assets.

(a)	Value of common and preferred stocks that are not designated as ADR, GRS or NYR represents fair value as of December 31, 2008 (see Notes to Financial Statements, Note 2 and footnote (a) to the Portfolio of Investments).

See Notes to Financial Statements.

9

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $171,433,870)	$136,591,954
Securities of affiliated company (cost — $466)	466

Total Investments	136,592,420
Foreign currency, at value	62,120
Dividends receivable	359,752
Receivable for investment securities sold	536,869
Receivable for Fund shares sold	163,449
Prepaid expenses and other assets	158,466

Total Assets	137,873,076

LIABILITIES:
Payable for Fund shares redeemed	548,116
Custodian overdraft payable	64,663
Trustees’ fees and expenses payable	77,314
Transfer agency/record keeping fees payable	26,875
Administration fees payable	17,063
Distribution and shareholder servicing fees payable — Class A, B and C Shares	6,462
Shareholder servicing fees payable — Class K Shares	6,376
Investment advisory fees payable	2,797
Custody fees payable	797
Accrued expenses and other payables	44,442

Total Liabilities	794,905

NET ASSETS	$137,078,171

Investments, at cost	$171,434,336

Foreign currency, at cost	$62,114

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$1,630,167
Accumulated net realized loss on investments sold	(29,176,955)
Net unrealized depreciation of investments	(34,839,755)
Paid-in capital	199,464,714

$137,078,171

NET ASSETS:
Class A Shares	$13,705,248

Class B Shares	$1,872,183

Class C Shares	$2,739,412

Class K Shares	$27,708,205

Class Y Shares	$91,053,123

SHARES OUTSTANDING:
Class A Shares	1,257,266

Class B Shares	179,822

Class C Shares	259,941

Class K Shares	2,542,526

Class Y Shares	8,248,498

CLASS A SHARES:
Net asset value and redemption price per share	$10.90

Maximum sales charge	5.50%
Maximum offering price per share	$11.53

CLASS B SHARES:
Net asset value and offering price per share*	$10.41

CLASS C SHARES:
Net asset value and offering price per share*	$10.54

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.90

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.04

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$2,614,238
Dividends on securities of affiliated company	28,712
Securities lending, net of borrower rebates	187,272

Total Investment Income	2,830,222

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	21,478
Class B Shares	13,344
Class C Shares	19,178
Shareholder servicing fees:
Class K Shares	51,233
Investment advisory fees	631,974
Administration fees	124,493
Transfer agency/record keeping fees	72,740
Custody fees	55,653
Legal and audit fees	28,754
Registration and filing fees	27,183
Trustees’ fees and expenses	11,096
Other	30,021

Total Expenses	1,087,147

NET INVESTMENT INCOME	1,743,075

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions	(19,218,284)
Foreign currency-related transactions	(188,964)
Net change in unrealized appreciation/(depreciation) of:
Securities	(52,634,420)
Foreign currency-related transactions	(13,264)

Net realized and unrealized loss on investments	(72,054,932)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,311,857)

(a)	Net of foreign withholding taxes of $160,190.

See Notes to Financial Statements.

12

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$1,743,075	$6,136,910
Net realized gain/(loss) from security and foreign currency-related transactions	(19,407,248)	9,797,791
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(52,647,684)	(48,870,152)

Net decrease in net assets resulting from operations	(70,311,857)	(32,935,451)
Dividends to shareholders from net investment income:
Class A Shares	(618,627)	(387,217)
Class B Shares	(86,548)	(55,868)
Class C Shares	(123,622)	(75,039)
Class K Shares	(1,525,431)	(1,168,373)
Class Y Shares	(3,681,638)	(2,514,626)
Distributions to shareholders from net realized gains:
Class A Shares	(790,638)	(1,455,440)
Class B Shares	(125,188)	(325,266)
Class C Shares	(178,814)	(436,882)
Class K Shares	(1,949,585)	(4,391,613)
Class Y Shares	(4,529,557)	(8,453,241)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(27,206)	4,459,925
Class B Shares	(618,273)	(456,549)
Class C Shares	(618,728)	(224,977)
Class K Shares	(7,518,839)	5,175,733
Class Y Shares	10,723,092	14,678,473
Short-term trading fees	73	594

Net decrease in net assets	(81,981,386)	(28,565,817)
NET ASSETS:
Beginning of period	219,059,557	247,625,374

End of period	$137,078,171	$219,059,557

Undistributed net investment income	$1,630,167	$5,922,958

See Notes to Financial Statements.

13

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$1,998,706	$11,041,621
Issued as reinvestment of dividends and distributions	716,117	1,210,979
Redeemed	(2,742,029)	(7,792,675)

Net increase/(decrease)	$(27,206)	$4,459,925

Class B Shares:
Sold	$136,486	$985,799
Issued as reinvestment of dividends and distributions	150,787	240,580
Redeemed*	(905,546)	(1,682,928)

Net decrease	$(618,273)	$(456,549)

Class C Shares:
Sold	$307,454	$1,373,624
Issued as reinvestment of dividends and distributions	166,106	311,322
Redeemed	(1,092,288)	(1,909,923)

Net decrease	$(618,728)	$(224,977)

Class K Shares:
Sold	$2,129,646	$21,489,401
Issued as reinvestment of dividends and distributions	167,280	311,427
Redeemed	(9,815,765)	(16,625,095)

Net increase/(decrease)	$(7,518,839)	$5,175,733

Class Y Shares:
Sold	$11,975,778	$16,532,932
Issued as reinvestment of dividends and distributions	7,818,099	10,394,824
Redeemed	(9,070,785)	(12,249,283)

Net increase	$10,723,092	$14,678,473

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	151,039	546,617
Issued as reinvestment of dividends and distributions	50,466	59,801
Redeemed	(219,189)	(399,395)

Net increase/(decrease)	(17,684)	207,023

Class B Shares:
Sold	10,671	50,398
Issued as reinvestment of dividends and distributions	11,104	12,331
Redeemed*	(70,454)	(91,762)

Net decrease	(48,679)	(29,033)

Class C Shares:
Sold	24,812	68,626
Issued as reinvestment of dividends and distributions	12,089	15,779
Redeemed	(89,703)	(102,318)

Net decrease	(52,802)	(17,913)

Class K Shares:
Sold	138,099	1,081,954
Issued as reinvestment of dividends and distributions	11,797	15,387
Redeemed	(795,261)	(865,168)

Net increase/(decrease)	(645,365)	232,173

Class Y Shares:
Sold	1,029,659	857,418
Issued as reinvestment of dividends and distributions	544,436	508,305
Redeemed	(631,431)	(627,310)

Net increase	942,664	738,413

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$17.70		$22.05	$17.97	$14.09		$12.64	$10.04

Income/(loss) from investment operations:
Net investment income	0.13		0.48	0.43	0.28		0.19	0.09
Net realized and unrealized gain/(loss) on investments	(5.79)		(3.21)	4.55	3.70		1.32	2.74

Total from investment operations	(5.66)		(2.73)	4.98	3.98		1.51	2.83

Less distributions:
Dividends from net investment income	(0.50)		(0.34)	(0.26)	(0.15)		(0.06)	(0.23)
Distributions from net realized gains	(0.64)		(1.28)	(0.64)	—		—	—

Total distributions	(1.14)		(1.62)	(0.90)	(0.15)		(0.06)	(0.23)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.05		—	—

Net asset value, end of period	$10.90		$17.70	$22.05	$17.97		$14.09	$12.64

Total return(d)	(33.51)%		(13.30)%	28.48%	28.77	%(e)	11.93%	28.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,705		$22,568	$23,553	$15,034		$11,497	$6,031
Ratio of operating expenses to average net assets	1.41	%(f)	1.39%	1.44%	1.53%		1.65%	1.83%
Ratio of net investment income to average net assets	1.95	%(f)	2.46%	2.14%	1.70%		1.37%	0.77%
Portfolio turnover rate	22%		31%	51%	43%		54%	37%
Ratio of operating expenses to average net assets without expense waivers	1.41	%(f)	1.39%	1.44%	1.53%		1.65%	1.84%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.41% for Class A Shares and 27.50% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$16.96		$21.23	$17.32	$13.59		$12.24	$9.73

0.08		0.29	0.30	0.07		0.11	0.02

(5.55)		(3.06)	4.37	3.66		1.24	2.62

(5.47)		(2.77)	4.67	3.73		1.35	2.64

(0.44)		(0.22)	(0.12)	(0.05)		—	(0.13)

(0.64)		(1.28)	(0.64)	—		—	—

(1.08)		(1.50)	(0.76)	(0.05)		—	(0.13)

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.05		—	—

$10.41		$16.96	$21.23	$17.32		$13.59	$12.24

(33.74)%		(13.98)%	27.50%	27.87	%(e)	11.03%	27.20%

$1,872		$3,875	$5,468	$3,328		$4,670	$1,885

2.16	%(f)	2.14%	2.19%	2.29%		2.40%	2.58%

1.21	%(f)	1.53%	1.53%	0.46%		0.85%	(0.20)%
22%		31%	51%	43%		54%	37%

2.16	%(f)	2.14%	2.19%	2.29%		2.40%	2.59%

See Notes to Financial Statements.

17

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$17.15		$21.45	$17.49	$13.73		$12.36	$9.82

Income/(loss) from investment operations:
Net investment income/(loss)	0.08		0.30	0.30	0.14		0.08	(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	(5.61)		(3.10)	4.42	3.62		1.29	2.67

Total from investment operations	(5.53)		(2.80)	4.72	3.76		1.37	2.67

Less distributions:
Dividends from net investment income	(0.44)		(0.22)	(0.12)	(0.05)		—	(0.13)
Distributions from net realized gains	(0.64)		(1.28)	(0.64)	—		—	—

Total distributions	(1.08)		(1.50)	(0.76)	(0.05)		—	(0.13)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	0.05		—	—

Net asset value, end of period	$10.54		$17.15	$21.45	$17.49		$13.73	$12.36

Total return(d)	(33.75)%		(13.92)%	27.52%	27.80	%(e)	11.08%	27.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,739		$5,364	$7,093	$3,746		$3,132	$1,724
Ratio of operating expenses to average net assets	2.16	%(f)	2.14%	2.19%	2.28%		2.40%	2.58%
Ratio of net investment income/(loss) to average net assets	1.21	%(f)	1.57%	1.55%	0.84%		0.59%	(0.00)%
Portfolio turnover rate	22%		31%	51%	43%		54%	37%
Ratio of operating expenses to average net assets without expense waivers	2.16	%(f)	2.14%	2.19%	2.28%		2.40%	2.59%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.44% for Class C Shares and 28.43% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$17.70		$22.05	$17.96	$14.08		$12.64	$10.05

0.13		0.47	0.42	0.25		0.17	0.06

(5.79)		(3.20)	4.57	3.73		1.33	2.76

(5.66)		(2.73)	4.99	3.98		1.50	2.82

(0.50)		(0.34)	(0.26)	(0.15)		(0.06)	(0.23)

(0.64)		(1.28)	(0.64)	—		—	—

(1.14)		(1.62)	(0.90)	(0.15)		(0.06)	(0.23)

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.05		—	—

$10.90		$17.70	$22.05	$17.96		$14.08	$12.64

(33.47)%		(13.31)%	28.50%	28.79	%(e)	11.85%	28.09%

$27,708		$56,416	$65,175	$50,324		$39,206	$19,980

1.41	%(f)	1.39%	1.44%	1.53%		1.65%	1.83%

1.96	%(f)	2.38%	2.11%	1.54%		1.25%	0.53%
22%		31%	51%	43%		54%	37%

1.41	%(f)	1.39%	1.44%	1.53%		1.65%	1.84%

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$17.91		$22.28	$18.14	$14.22		$12.76	$10.14

Income/(loss) from investment operations:
Net investment income	0.15		0.53	0.48	0.30		0.24	0.11
Net realized and unrealized gain/(loss) on investments	(5.86)		(3.24)	4.61	3.76		1.31	2.77

Total from investment operations	(5.71)		(2.71)	5.09	4.06		1.55	2.88

Less distributions:
Dividends from net investment income	(0.52)		(0.38)	(0.31)	(0.19)		(0.09)	(0.26)
Distributions from net realized gains	(0.64)		(1.28)	(0.64)	—		—	—

Total distributions	(1.16)		(1.66)	(0.95)	(0.19)		(0.09)	(0.26)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor			—	—	0.05		—	—

Net asset value, end of period	$11.04		$17.91	$22.28	$18.14		$14.22	$12.76

Total return(d)	(33.39)%		(13.09)%	28.81%	29.11	%(e)	12.09%	28.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,053		$130,837	$146,336	$101,748		$77,927	$34,887
Ratio of operating expenses to average net assets	1.17	%(f)	1.14%	1.19%	1.28%		1.40%	1.58%
Ratio of net investment income to average net assets	2.19	%(f)	2.70%	2.39%	1.81%		1.74%	0.95%
Portfolio turnover rate	22%		31%	51%	43%		54%	37%
Ratio of operating expenses to average net assets without expense waivers	1.17	%(f)	1.14%	1.19%	1.28%		1.40%	1.59%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

20

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

21

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$54,489,694
Level 2 — Other Significant Observable Inputs	79,975,526
Level 3 — Significant Unobservable Inputs	2,127,200

Total	$136,592,420

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$—
Transfers in and/or out of Level 3	1,422,894
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	704,306

Balance as of 12/31/2008	$2,127,200

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

23

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific

24

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting

25

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $124,493 before payment of sub-administration fees and $81,879 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1477% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns

26

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,643 in advisory fees before waivers and expense reimbursements ($290 after waivers and expense reimbursements) and $1,113 in administrative fees.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,951 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution

27

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2008, the Fund paid $170 to Comerica Securities and $51,085 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $36,791,835 and $40,217,968, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,855,721, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $44,697,637 and net depreciation for financial reporting purposes was $34,841,916. At December 31, 2008, aggregate cost for financial reporting purposes was $171,434,336.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$2,204,322	$21,002,132	21,002,132	$23,205,988	23,205,988	$466	$28,712	$—

28

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $994.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted

29

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses and distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(158,931)	$158,931

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2008 and June 30, 2007 was as follows:

		Long-term
	Ordinary	Capital
	Income	Gains	Total

June 30, 2008	$4,477,855	$14,785,710	$19,263,565
June 30, 2007	2,972,389	6,686,848	9,659,237

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Capital	Capital Loss	Unrealized
Income	Gains	Carryover	Appreciation	Total

$6,035,722	$7,572,836	$(6,690,017)	$17,664,909	$24,583,450

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes $6,690,017 of unused capital losses of which $1,437,832, $4,937,196 and $314,989 expire in 2009, 2010 and 2011, respectively. Some of the losses were inherited in the February 4, 2005 merger with the Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations. In addition, the fund obtained unrealized built in gains of $3,016,373 in the merger with the Munder International Growth Fund. The fund may be able to further reduce future realized gains by up to this amount.

30

Munder International Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $2,356,469.

11. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

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32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder International
Fund — Core Equity
Class A, C, K, R, Y & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 COUNTRY ALLOCATION*

*	Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Remi Browne, Peter Carpenter, Robert Cerow, Peter Collins, John Evers, Daniel LeVan and Jeffrey Sullivan

The Fund posted a -40.88% return for the six months ended December 31, 2008, compared to a -36.42% return for the MSCI EAFE Index (net dividends) and a -37.48% return for the median return for the Lipper universe of international large-cap core funds.

The Fund lagged behind its MSCI EAFE benchmark for the six-month period, with the Fund’s relative weakness in the industrials and utilities sectors offsetting the relative strength of the Fund’s consumer staples holdings. In terms of the countries represented in the Fund, stock performance showed the greatest relative strength in Ireland, Switzerland and Italy, while Japanese and German holdings showed the greatest relative weakness.

The top contributors to relative returns in the consumer staples sector were two Japanese stocks: FamilyMart (1.2% of the Fund) and Toyo Suisan Kaisha (1.1% of the Fund). Other factors helping to boost the Fund’s relative performance in other sectors included an overweight position in KDDI Corp. (1.6% of the Fund), a Japanese provider of wireless telecommunication services, and the lack of ownership of Rio Tinto, a mining and exploration company headquartered in the United Kingdom. BHP Billiton (2.0% of the Fund) was attempting to acquire Rio, which pushed up the stock price of commodity-rich Rio Tinto in the first half of the year. With the decline in commodity prices in the fourth quarter, BHP withdrew its bid, resulting in an 82% price decline for Rio Tinto during the last half of 2008.

The Fund’s relative weakness in the industrials sector was due primarily to its holdings of Boart Longyear Group (0.04% of the Fund), an Australian provider of drilling products and services, Mitsubishi Corp. (0.7% of the Fund), a Japanese general trading firm, Stagecoach Group (0.2% of the Fund), a U.K. firm involved in bus, train, tram and express coach operations, and Cookson Group, a U.K. materials science company. Cookson was eliminated from the Fund in November.

International Power (0.9% of the Fund), a U.K. utility, and the lack of positions in two Japanese electric power companies were the primary detractors from the Fund’s relative performance in the utilities sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$591.50	$6.46	1.61%
Class C	$1,000.00	$588.10	$9.45	2.36%
Class K	$1,000.00	$590.90	$6.46	1.61%
Class R	$1,000.00	$590.10	$7.45	1.86%
Class Y	$1,000.00	$591.20	$5.45	1.36%
Class I	$1,000.00	$592.10	$4.41	1.10%

Hypothetical
Class A	$1,000.00	$1,017.09	$8.19	1.61%
Class C	$1,000.00	$1,013.31	$11.98	2.36%
Class K	$1,000.00	$1,017.09	$8.19	1.61%
Class R	$1,000.00	$1,015.83	$9.45	1.86%
Class Y	$1,000.00	$1,018.35	$6.92	1.36%
Class I	$1,000.00	$1,019.66	$5.60	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value(c)

COMMON STOCKS — 96.0%
Australia — 5.2%
16,860	AGL Energy Ltd	$179,941
52,893	BHP Billiton Ltd (a)	1,113,996
145,646	Boart Longyear Group	20,544
29,212	Brambles Ltd	151,790
6,328	CSL Ltd	149,426
122,526	Iluka Resources Ltd †	398,866
45,300	Lion Nathan Ltd	260,657
149,549	Telstra Corp Ltd	400,433
17,736	Westfield Group	163,415

		2,839,068

Austria — 0.3%
6,833	Voestalpine AG	146,508

Belgium — 1.1%
1,831	Colruyt SA	392,127
3,717	Delhaize Group	229,352

		621,479

Denmark — 0.5%
5,225	Novo Nordisk A/S	265,897

Finland — 1.4%
17,180	Konecranes Oyj	294,217
20,182	Nokia OYJ	312,880
11,063	UPM-Kymmene Oyj	140,273

		747,370

France — 11.1%
11,106	BNP Paribas (a)	468,966
11,837	Bouygues	501,032
9,041	Cap Gemini SA	348,471
2,961	Casino Guichard Perrachon SA	225,161
2,853	Fonciere Des Regions	195,339
19,186	France Telecom SA	536,655
13,336	GDF Suez	660,492
11,811	Sanofi-Aventis SA	750,163
3,755	Societe Generale	190,181
10,827	Total SA	590,263
2,456	Unibail-Rodamco	365,799

See Notes to Financial Statements.

1

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(c)

COMMON STOCKS (Continued)
France (Continued)
1,506	Vallourec	$171,286
34,527	Vivendi	1,124,118

		6,127,926

Germany — 5.2%
19,817	E.ON AG (a)	801,343
13,910	Gildemeister AG	156,571
9,124	Kloeckner & Co SE	160,373
3,993	MAN AG	220,224
4,162	Merck KGAA	378,399
11,891	MTU Aero Engines Holding AG	327,695
16,601	ThyssenKrupp AG	448,932
3,517	Wacker Chemie AG	374,021

		2,867,558

Greece — 0.9%
7,660	National Bank of Greece SA	141,865
12,544	OPAP SA	360,870

		502,735

Hong Kong — 1.8%
52,000	Cheung Kong Holdings Ltd	495,766
21,000	Hang Seng Bank Ltd	277,359
216,000	Industrial and Commercial Bank of China Asia Ltd	232,842

		1,005,967

Ireland — 0.3%
6,848	CRH PLC	172,827

Italy — 3.1%
89,141	Enel SpA	570,066
35,820	ENI SpA	848,787
10,657	Prysmian SpA	167,380
8,515	Saipem SpA	142,978

		1,729,211

Japan — 23.3%
37,000	Air Water Inc	332,363
22,000	Bridgestone Corp	330,414
38	Central Japan Railway Co	328,429
34,000	Daihatsu Motor Co Ltd	303,523
15,500	FamilyMart Co Ltd	673,347

See Notes to Financial Statements.

2

Shares		Value(c)

Japan (Continued)
3,400	Fast Retailing Co Ltd	$495,517
9,100	Hisamitsu Pharmaceutical Co Inc	371,525
29,000	Hokuetsu Paper Mills Ltd	177,416
240,000	Hokuhoku Financial Group Inc	568,187
5,100	JFE Holdings Inc	134,894
175	Jupiter Telecommunications Co Ltd	182,380
124	KDDI Corp	883,176
7,300	Kobayashi Pharmaceutical Co Ltd	311,926
17,200	Konami Corp	442,806
12,700	Makita Corp	283,250
28,400	Mitsubishi Corp	398,692
46,000	Mitsubishi Electric Corp	287,854
38,400	Mitsui & Co Ltd	392,805
51,800	Mitsui OSK Lines Ltd	318,109
4,200	Nidec Corp	163,328
1,700	Nintendo Co Ltd	653,131
41,000	Nippon Electric Glass Co Ltd	215,354
5,100	Nissha Printing Co Ltd	202,898
23,200	Nomura Real Estate Holdings Inc	463,348
87	NTT Data Corp	349,234
35,000	Osaka Gas Co Ltd	161,658
408	Rakuten Inc	259,757
229	Risa Partners Inc	108,349
7,900	Sankyo Co Ltd	399,011
32,000	Suruga Bank Ltd	316,922
7,400	Takeda Pharmaceutical Co Ltd	383,856
11,200	Tokio Marine Holdings Inc	328,185
98,000	Tokyo Gas Co Ltd	496,613
22,000	Toyo Suisan Kaisha Ltd	632,342
83,000	Ube Industries Ltd	232,967
3,900	Yamada Denki Co Ltd	270,745

		12,854,311

Netherlands — 3.0%
6,815	Fugro NV	195,654
40,774	ING Groep NV	426,218
40,001	Koninklijke Ahold NV	491,632
10,257	Koninklijke DSM NV	262,927
13,571	Wolters Kluwer NV	256,301

		1,632,732

See Notes to Financial Statements.

3

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(c)

COMMON STOCKS (Continued)
Norway — 1.3%
71,800	DnB NOR ASA	$286,813
4,650	Fred Olsen Energy ASA	125,029
15,000	Yara International ASA	327,853

		739,695

Portugal — 0.3%
15,572	Galp Energia SGPS SA, B Shares	156,764

Singapore — 0.4%
35,600	DBS Group Holdings Ltd	211,188

Spain — 5.7%
6,776	ACS Actividades de Construccion y Servicios SA	311,490
85,344	Banco Santander SA	823,665
172,896	Mapfre SA	586,137
14,298	Repsol YPF SA	304,527
50,996	Telefonica SA	1,143,099

		3,168,918

Sweden — 1.8%
69,500	Nordea Bank AB	489,221
16,734	Svenska Handelsbanken AB, A Shares	272,377
29,991	Telefonaktiebolaget LM Ericsson, B Shares	230,016

		991,614

Switzerland — 8.4%
5,167	Baloise Holding AG	388,359
29,596	Nestle SA	1,166,454
7,361	Roche Holding AG	1,133,106
1,947	Swatch Group AG/The	271,968
13,309	Swiss Reinsurance	646,569
4,689	Zurich Financial Services AG	1,017,867

		4,624,323

United Kingdom — 20.9%
78,288	Amlin PLC	407,149
10,863	AstraZeneca PLC	440,154
14,093	Aveva Group PLC	116,008
103,627	Aviva PLC	586,576
111,626	BAE Systems PLC	608,390
45,186	Balfour Beatty PLC	215,272
84,438	Beazley Group PLC	165,435

See Notes to Financial Statements.

4

Shares		Value(c)

United Kingdom (Continued)
24,492	BG Group PLC	$340,041
101,163	BP PLC	775,140
33,784	British American Tobacco PLC	877,822
82,059	Compass Group PLC	407,211
13,426	Diageo PLC	186,763
53,624	G4S PLC	159,148
29,536	GlaxoSmithKline PLC	548,318
14,873	HSBC Holdings PLC	142,353
73,966	IG Group Holdings PLC	273,700
76,580	International Personal Finance Plc	153,749
146,064	International Power PLC	507,147
31,278	Interserve PLC	102,635
14,795	Keller Group PLC	122,962
57,446	National Grid PLC	567,720
11,673	Reckitt Benckiser Group PLC	434,871
31,782	Rexam PLC	162,325
188,706	Royal Bank of Scotland Group PLC	136,417
41,391	Royal Dutch Shell PLC, B Shares	1,041,709
64,793	Stagecoach Group PLC	131,441
22,545	Standard Chartered PLC	288,200
85,923	Thomas Cook Group PLC	220,016
6,671	Unilever PLC	151,602
456,509	Vodafone Group PLC	919,004
23,692	WPP PLC	138,106
20,791	Xstrata PLC	193,827

		11,521,211

TOTAL COMMON STOCKS
(Cost $81,285,743)		52,927,302

PREFERRED STOCKS — 2.0%
Germany — 2.0%
13,210	Fresenius SE	774,075
4,127	Porsche Automobil Holding SE	321,514

TOTAL PREFERRED STOCKS
(Cost $1,921,911)		1,095,589

See Notes to Financial Statements.

5

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(c)

RIGHTS — 0.0%#
(Cost $0)
Singapore — 0.0%#
17,800	DBS Group Holdings Ltd, expires 01/23/2009, (exercise price: SGD 5.42) †	$37,064

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $107,951)
United States — 0.2%
107,951	Institutional Money Market Fund (b)	107,951

TOTAL INVESTMENTS
(Cost $83,315,605)	98.2%	54,167,906
OTHER ASSETS AND LIABILITIES (Net)	1.8	974,494

NET ASSETS	100.0%	$55,142,400

†	Non-income producing security.

#	Amount represents less than 0.05% of the net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	Represents fair value of common stocks, preferred stocks and rights as of December 31, 2008 (see Notes to Financial Statements, Note 2). At December 31, 2008, these securities represent $54,059,955, 98.% of net assets.

ABBREVIATION:
SGD	— Singapore Dollar

See Notes to Financial Statements.

6

At December 31, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value(a)

COMMON STOCKS:
Commercial Banks	8.8%	$4,846,557
Pharmaceuticals	7.7	4,271,417
Insurance	7.5	4,126,277
Oil, Gas & Consumable Fuels	7.4	4,057,231
Metals & Mining	4.4	2,437,023
Diversified Telecommunication Services	3.8	2,080,187
Food & Staples Retailing	3.6	2,011,620
Food Products	3.5	1,950,398
Wireless Telecommunication Services	3.3	1,802,181
Media	3.1	1,700,905
Chemicals	2.8	1,530,132
Multi-Utilities	2.6	1,408,153
Electric Utilities	2.5	1,371,409
Construction & Engineering	2.3	1,273,934
Software	2.2	1,211,945
Hotels, Restaurants & Leisure	1.8	988,098
Real Estate Management & Development	1.7	959,114
Trading Companies & Distributors	1.7	951,871
Aerospace & Defense	1.7	936,085
Tobacco	1.6	877,822
Machinery	1.5	842,297
Specialty Retail	1.4	766,262
Real Estate Investment Trusts (REITs)	1.3	724,553
Diversified Financial Services	1.3	699,918
Information Technology Services	1.3	697,704
Gas Utilities	1.2	658,270
Communications Equipment	1.0	542,896
Commercial Services & Supplies	0.9	513,835
Independent Power Producers & Energy Traders	0.9	507,147
Energy Equipment & Services	0.8	463,662
Road & Rail	0.8	459,870
Electrical Equipment	0.8	455,234
Beverages	0.8	447,419
Household Products	0.8	434,871
Leisure Equipment & Products	0.7	399,011
Electronic Equipment & Instruments	0.7	378,683
Auto Components	0.6	330,414
Marine	0.6	318,109
Paper & Forest Products	0.6	317,688

See Notes to Financial Statements.

7

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

	% of
	Net Assets	Value(a)

COMMON STOCKS (Continued)
Personal Products	0.6%	$311,926
Automobiles	0.5	303,523
Household Durables	0.5	283,250
Textiles, Apparel & Luxury Goods	0.5	271,968
Internet & Catalog Retail	0.5	259,757
Construction Materials	0.3	172,827
Containers & Packaging	0.3	162,325
Consumer Finance	0.3	153,749
Biotechnology	0.3	149,426
Capital Markets	0.2	108,349

TOTAL COMMON STOCKS	96.0	52,927,302
TOTAL PREFERRED STOCKS	2.0	1,095,589
RIGHTS	0.0 #	37,064
INVESTMENT COMPANY SECURITY	0.2	107,951

TOTAL INVESTMENTS	98.2	54,167,906
OTHER ASSETS AND LIABILITIES (Net)	1.8	974,494

NET ASSETS	100.0%	$55,142,400

#	Amount represents less than 0.05% of the net assets.

(a)	Represents fair value of common stocks, preferred stocks and rights as of December 31, 2008 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

8

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9

Munder International Fund — Core Equity

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $83,207,654)	$54,059,955
Securities of affiliated company (cost — $107,951)	107,951

Total Investments	54,167,906
Foreign currency, at value	521,923
Dividends receivable	223,934
Receivable from Advisor	35,550
Receivable for investment securities sold	56,768
Receivable for Fund shares sold	181,089
Deposits with brokers for futures contracts	54,670
Variation margin receivable on open futures contracts	21,767
Prepaid expenses and other assets	30,179

Total Assets	55,293,786

LIABILITIES:
Payable for investment securities purchased	52,517
Investment advisory fees payable	39,102
Trustees’ fees and expenses payable	20,943
Transfer agency/record keeping fees payable	10,967
Administration fees payable	8,158
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	173
Shareholder servicing fees payable — Class K Shares	3
Accrued expenses and other payables	19,523

Total Liabilities	151,386

NET ASSETS	$55,142,400

Investments, at cost	$83,315,605

Foreign currency, at cost	$524,455

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$47,112
Accumulated net realized loss on investments sold	(50,297,844)
Net unrealized depreciation of investments	(29,158,703)
Paid-in capital	134,551,835

$55,142,400

NET ASSETS:
Class A Shares	$469,564

Class C Shares	$124,583

Class K Shares	$4,937

Class R Shares	$4,924

Class Y Shares	$2,395,735

Class I Shares	$52,142,657

SHARES OUTSTANDING:
Class A Shares	87,222

Class C Shares	23,182

Class K Shares	918

Class R Shares	915

Class Y Shares	445,713

Class I Shares	9,704,940

CLASS A SHARES:
Net asset value and redemption price per share	$5.38

Maximum sales charge	5.50%
Maximum offering price per share	$5.69

CLASS C SHARES:
Net asset value and offering price per share*	$5.37

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$5.38

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$5.38

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$5.38

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$5.37

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Fund — Core Equity

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$896
Dividends on securities of unaffiliated companies(a)	1,207,166
Dividends on securities of affiliated company	7,248

Total Investment Income	1,215,310

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	8,742
Class C Shares	748
Class R Shares	15
Shareholder servicing fees — Class K Shares	8
Investment advisory fees	369,441
Custody fees	80,874
Administration fees	74,479
Legal and audit fees	30,448
Registration and filing fees(b)	29,255
Transfer agency/record keeping fees(c)	28,996
Printing and mailing fees(d)	22,184
Trustees’ fees and expenses	14,501
Other	9,644

Total Expenses	669,335
Expenses reimbursed by Advisor	(138,756)

Net Expenses	530,579

NET INVESTMENT INCOME	684,731

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(36,770,716)
Futures contracts	(257,539)
Foreign currency-related transactions	(45,572)
Net change in unrealized appreciation/(depreciation) of:
Securities	(15,821,522)
Futures contracts	4,368
Foreign currency-related transactions	(16,801)

Net realized and unrealized loss on investments	(52,907,782)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,223,051)

(a)	Net of foreign withholding taxes of $76,871.

(b)	Registration and filing fees — The amounts for Class A, C, K, R, Y & I were $16,830, $249, $11, $11, $5,464 and $6,690, respectively.

(c)	Transfer agency/record keeping fees — The amounts for Class A, C, K, R, Y & I were $4,443, $46, $2, $2, $870 and $23,633, respectively.

(d)	Printing and mailing fees — The amounts for Class A, C, K, R, Y & I were $2,301, $27, $1, $1, $638 and $19,216, respectively.

See Notes to Financial Statements.

12

Munder International Fund — Core Equity

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Net investment income	$684,731	$2,559,843
Net realized loss from security transactions, futures contracts, and foreign currency-related transactions	(37,073,827)	(13,357,874)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts, and foreign currency-related transactions	(15,833,955)	(13,324,748)

Net decrease in net assets resulting from operations	(52,223,051)	(24,122,779)
Dividends to shareholders from net investment income:
Class A Shares	(168,068)	—
Class C Shares	(2,701)	—
Class K Shares	(174)	—
Class R Shares	(153)	—
Class Y Shares	(92,266)	—
Class I Shares	(2,782,499)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(9,267,268)	17,436,238
Class C Shares	11,305	220,027
Class K Shares	174	10,000
Class R Shares	153	10,000
Class Y Shares	303,228	4,204,212
Class I Shares	(13,748,895)	135,318,180
Short-term trading fees	1	8
Voluntary contribution from Advisor	—	36,728

Net increase/(decrease) in net assets	(77,970,214)	133,112,614
NET ASSETS:
Beginning of period	133,112,614	—

End of period	$55,142,400	$133,112,614

Undistributed net investment income	$47,112	$2,408,242

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 1, 2007, November 1, 2007, August 16, 2007 and August 16, 2007, respectively.

See Notes to Financial Statements.

13

Munder International Fund — Core Equity

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Amount
Class A Shares:
Sold	$91,272	$19,945,409
Issued as reinvestment of dividends	147,486	—
Redeemed	(9,506,026)	(2,509,171)

Net increase/(decrease)	$(9,267,268)	$17,436,238

Class C Shares:
Sold	$59,872	$238,797
Issued as reinvestment of dividends	344	—
Redeemed	(48,911)	(18,770)

Net increase	$11,305	$220,027

Class K Shares:
Sold	$—	$10,000
Issued as reinvestment of dividends	174	—

Net increase	$174	$10,000

Class R Shares:
Sold	$—	$10,000
Issued as reinvestment of dividends	153	—

Net increase	$153	$10,000

Class Y Shares:
Sold	$212,751	$6,468,921
Issued as reinvestment of dividends	90,577	—
Redeemed	(100)	(2,264,709)

Net increase	$303,228	$4,204,212

Class I Shares:
Sold	$1,250,874	$55,480,422
In-kind subscription	—	94,039,616
Issued as reinvestment of dividends and distributions	801,275	—
Redeemed	(15,801,044)	(14,201,858)

Net increase/(decrease)	$(13,748,895)	$135,318,180

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 1, 2007, November 1, 2007, August 16, 2007 and August 16, 2007, respectively.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Shares
Class A Shares:
Sold	15,308	1,843,600
Issued as reinvestment of dividends	20,101	—
Redeemed	(1,526,415)	(265,372)

Net increase/(decrease)	(1,491,006)	1,578,228

Class C Shares:
Sold	8,757	23,799
Issued as reinvestment of dividends	51	—
Redeemed	(7,531)	(1,894)

Net increase	1,277	21,905

Class K Shares:
Sold	—	892
Issued as reinvestment of dividends	26	—

Net increase	26	892

Class R Shares:
Sold	—	892
Issued as reinvestment of dividends	23	—

Net increase	23	892

Class Y Shares:
Sold	30,345	625,940
Issued as reinvestment of dividends	13,523	—
Redeemed	(11)	(224,084)

Net increase	43,857	401,856

Class I Shares:
Sold	155,495	5,208,268
In-kind subscription	—	8,351,653
Issued as reinvestment of dividends and distributions	117,856	—
Redeemed	(2,731,918)	(1,396,414)

Net increase/(decrease)	(2,458,567)	12,163,507

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 1, 2007, November 1, 2007, August 16, 2007 and August 16, 2007, respectively.

See Notes to Financial Statements.

15

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares				C Shares				K Shares
	Period Ended		Period		Period Ended		Period		Period Ended		Period
	12/31/08(b)		Ended		12/31/08(b)		Ended		12/31/08(b)		Ended
	(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)

Net asset value, beginning of period	$9.36		$10.00		$9.30		$10.00		$9.37		$11.21

Income/(loss) from investment operations:
Net investment income	0.05		0.15		0.01		0.14		0.03		0.15
Net realized and unrealized loss on investments	(3.84)		(0.82)		(3.82)		(0.87)		(3.83)		(1.99)

Total from investment operations	(3.79)		(0.67)		(3.81)		(0.73)		(3.80)		(1.84)

Less distributions:
Dividends from net investment income	(0.19)		—		(0.12)		—		(0.19)		—

Total distributions	(0.19)		—		(0.12)		—		(0.19)		—

Short-term trading fees	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		0.03		—		0.03		—		—

Net asset value, end of period	$5.38		$9.36		$5.37		$9.30		$5.38		$9.37

Total return(d)	(40.85)%		(6.40	)%(e)	(41.19)%		(7.00	)%(e)	(40.91)%		(16.41)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$470		$14,779		$125		$204		$5		$8
Ratio of operating expenses to average net assets	1.61	%(f)	1.61	%(f)	2.36	%(f)	2.36	%(f)	1.61	%(f)	1.61	%(f)
Ratio of net investment income to average net assets	1.19	%(f)	1.72	%(f)	0.23	%(f)	1.69	%(f)	0.96	%(f)	2.05	%(f)
Portfolio turnover rate	25%		72%		25%		72%		25%		72%
Ratio of operating expenses to average net assets without expense reimbursements	2.09	%(f)	1.92	%(f)	2.70	%(f)	2.61	%(f)	1.97	%(f)	1.89	%(f)

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 1, 2007, November 1, 2007, August 16, 2007 and August 16, 2007, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been -6.70% for Class A, -7.30% for Class C, -6.50% for Class Y and -6.30% for Class I.

(f)	Annualized.

See Notes to Financial Statements.

16

R Shares				Y Shares				I Shares
Period Ended		Period		Period Ended		Period		Period Ended		Period
12/31/08(b)		Ended		12/31/08(b)		Ended		12/31/08(b)		Ended
(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)

$9.35		$11.21		$9.38		$10.00		$9.40		$10.00

0.02		0.13		0.04		0.29		0.05		0.21

(3.82)		(1.99)		(3.82)		(0.94)		(3.84)		(0.84)

(3.80)		(1.86)		(3.78)		(0.65)		(3.79)		(0.63)

(0.17)		—		(0.22)		—		(0.24)		—

(0.17)		—		(0.22)		—		(0.24)		—

0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)

—		—		—		0.03		—		0.03

$5.38		$9.35		$5.38		$9.38		$5.37		$9.40

(40.99)%		(16.59)%		(40.88)%		(6.20	)%(e)	(40.79)%		(6.00	)%(e)

$5		$8		$2,396		$3,770		$52,143		$114,342

1.86	%(f)	1.86	%(f)	1.36	%(f)	1.36	%(f)	1.10	%(f)	1.10	%(f)

0.72	%(f)	1.78	%(f)	1.21	%(f)	3.33	%(f)	1.52	%(f)	2.39	%(f)
25%		72%		25%		72%		25%		72%

2.25	%(f)	2.13	%(f)	1.75	%(f)	1.63	%(f)	1.38	%(f)	1.38	%(f)

See Notes to Financial Statements.

17

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18

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Fund — Core Equity (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class C, Class K, Class R, Class Y, and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R, Class Y, and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are

19

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly- traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$107,951	$4,368
Level 2 — Other Significant Observable Inputs	54,059,955	505
Level 3 — Significant Unobservable Inputs	—	—

Total	$54,167,906	$4,873

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the

21

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Futures Contracts: The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margin payments are generally settled on a daily basis. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as

22

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and

23

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.80% on the first $1 billion of its average daily net assets, and 0.75% on assets exceeding $1 billion. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.80% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.61%, 2.36%, 1.61%, 1.86%, 1.36%, and 1.10% for Class A, Class C, Class K, Class, R, Class Y, and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2008, the Advisor reimbursed expenses on behalf of the Fund totaling $138,756, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2008, the total amount eligible for repayment to the Advisor was $449,087. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

24

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $74,479 before payment of sub-administration fees and $47,248 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1613% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $705 in advisory fees before waivers and expense reimbursements ($77 after waivers and expense reimbursements) and $297 in administrative fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the

25

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class C, Class R, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class C	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y or Class I Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short term investments and U.S. government securities were $23,211,439 and $47,583,411, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,093,558, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $30,241,257 and net depreciation for financial reporting purposes was $29,147,699. At December 31, 2008, aggregate cost for financial reporting purposes was $83,315,605.

26

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, the Fund had the following open financial futures contracts:

		Notional	Market
		Value of	Value of	Gross
Long Positions	Contracts	Contracts	Contracts	Appreciation

MSCI Pan Euro Index, March 2009	16	$302,419	$303,809	$1,390
TOPIX Index, March 2009	1	92,113	95,091	2,978

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$252,635	$13,243,587	13,243,587	$13,388,271	13,388,271	$107,951	$7,248	$—

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to

27

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $615.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily form foreign currency gains and losses, adjustments for subscriptions in kind and non-deductible 12b-1 fees were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-in-Capital

$(151,601)	$133,857	$17,744

28

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October Loss	Capital Loss	Unrealized
Income	Deferral	Carryover	Depreciation	Total

$2,419,945	$(12,971,599)	$(34,535)	$(13,548,817)	$(24,135,006)

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes $34,535 of unused capital losses of which expire in 2016.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $12,971,599.

11. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

13. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for the period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIFCE1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder International
Small-Cap Fund
Class A, C, K, R, Y & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
21	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 COUNTRY ALLOCATION*

*	Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Remi Browne, Peter Carpenter, Robert Cerow, Peter Collins, John Evers, Daniel LeVan and Jeffrey Sullivan

The Fund posted a -46.33% return for the six months ended December 31, 2008, compared to the -41.87% return for its S&P® Developed ex-U.S. SmallCap Index benchmark and the -43.17% median return for the Lipper universe of international small/mid-cap core funds.

The Fund lagged its benchmark for the six-month period, with the relative strength of its health care, consumer discretionary and telecommunication services sectors offset by the weakness of its financials, industrials and materials sectors. In terms of countries, stock performance was relatively strong in Germany, France and Norway and relatively weak in Japan and the U.K.

Hogy Medical (1.3% of the Fund), a Japanese provider of health care equipment & supplies, was the primary contributor to the Fund’s relative strength in the health care sector. Sky Perfect JSAT (1.2% of the Fund), a Japanese media company, and ABC-Mart (1.0% of the Fund), a Japanese specialty retailer, were among the Fund’s best performing stocks in the consumer discretionary sector, both earning double-digit positive returns for the six-month period. Two providers of wireless telecommunication services, LG Telecom (0.5% of the Fund), a South Korean firm, and Mobistar (0.5% of the Fund), a Belgium firm, helped to boost the Fund’s relative performance in the telecommunication services sector.

A mixture of banks, finance companies and real estate investment trusts (REITs) were among the Fund’s weakest holdings in the financials sector. The banks included Danish Sydbank (0.2% of the Fund), Hong Kong-based Industrial & Commercial Bank of China Asia (0.6% of the Fund) and South Korean Busan Bank (0.5% of the Fund). The REITs included Abacus Property Group, an Australian REIT and Champion Real Estate Investment Trust, a Hong Kong REIT. Both REITs were eliminated from the Fund in December. International Personal Finance (0.5% of the Fund), a U.K. consumer finance company, and FKP Property Group, an Australian property and investment group that was eliminated from the Fund in December, also contributed to the Fund’s weakness in the financials sector.

Cookson Group, a U.K. materials science company, was the primary detractor from the Fund’s relative performance in the industrials sector. The stock was eliminated from the Fund in November. Tubacex (0.7% of the Fund), a Spanish manufacturer of stainless steel tubes, Incitec Pivot (0.3% of the Fund), an Australian chemicals firm, and Sherritt International held back the Fund’s relative performance in the materials sector. Sherritt International was eliminated from the Fund in November.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P® Developed ex-U.S. SmallCap Index (formerly known as the S&P®/Citigroup Extended Market Index (EMI) World ex-U.S.) consists of the bottom 15% (based on market capitalization) of

iii

companies from each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 25 developed market countries with float-adjusted market capitalizations of at least US$100 million and annual trading volume of at least US$50 million. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international small/mid-cap core funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

v

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$535.50	$6.62	1.71%
Class C	$1,000.00	$533.70	$9.51	2.46%
Class K	$1,000.00	$535.50	$6.62	1.71%
Class R	$1,000.00	$534.30	$7.58	1.96%
Class Y	$1,000.00	$536.70	$5.66	1.46%
Class I	$1,000.00	$536.70	$4.65	1.20%

Hypothetical
Class A	$1,000.00	$1,016.59	$8.69	1.71%
Class C	$1,000.00	$1,012.80	$12.48	2.46%
Class K	$1,000.00	$1,016.59	$8.69	1.71%
Class R	$1,000.00	$1,015.32	$9.96	1.96%
Class Y	$1,000.00	$1,017.85	$7.43	1.46%
Class I	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value(b)

COMMON STOCKS — 96.1%
Australia — 3.1%
89,905	Ansell Ltd	$793,052
210,423	Australian Worldwide Exploration Ltd	381,219
55,082	Billabong International Ltd	308,033
354,322	Boart Longyear Group	49,979
24,480	Campbell Brothers Ltd	302,105
208,490	Centennial Coal Co Ltd	487,806
154,582	Downer EDI Ltd	416,057
185,539	Iluka Resources Ltd †	603,995
233,976	Incitec Pivot Ltd	413,886

		3,756,132

Austria — 1.0%
15,007	Andritz AG	383,577
22,512	bwin Interactive Entertainment AG †	420,139
10,620	Oesterreichische Post AG	356,662

		1,160,378

Belgium — 1.5%
2,156	Colruyt SA	461,729
7,973	Mobistar SA	574,256
24,098	Tessenderlo Chemie NV	728,736

		1,764,721

Canada — 7.5%
18,285	Atco Ltd, Class I	562,843
18,611	Bird Construction Income Fund	301,515
13,720	Cogeco Cable Inc	383,538
25,337	Crescent Point Energy Trust	494,426
18,676	Dorel Industries Inc, Class B	423,595
132,224	Gran Tierra Energy Inc †	352,383
34,619	Home Capital Group Inc	555,250
30,817	Laurentian Bank of Canada	861,228
54,393	Open Text Corp †	1,638,861
118,551	Red Back Mining Inc †	824,911
61,243	Sino-Forest Corp †	489,646
22,280	TMX Group Inc	454,624
65,200	Trinidad Drilling Ltd	236,083

See Notes to Financial Statements.

1

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(b)

COMMON STOCKS (Continued)
Canada (Continued)
95,227	Viterra Inc †	$732,812
58,879	Westjet Airlines Ltd †	611,922

		8,923,637

Denmark — 0.2%
21,533	Sydbank A/S	266,795

Finland — 0.7%
51,309	Konecranes Oyj (a)	878,694

France — 8.9%
14,050	Bureau Veritas SA	564,211
29,638	Eutelsat Communications	699,903
9,093	Faiveley SA	610,735
6,252	Fonciere Des Regions	428,063
29,957	Gemalto NV †	751,116
9,362	Ipsen SA	365,545
26,822	Klepierre	657,403
11,150	Lagardere SCA	452,574
6,325	Nexans SA	377,762
10,700	Orpea †	386,705
6,938	Pierre & Vacances	368,589

10,415	Rubis	656,087
23,527	Saft Groupe SA	635,617
24,913	SCOR SE	572,758
9,627	Sodexo	532,758
11,182	Sopra Group SA	389,406
6,687	Sperian Protection	416,533
14,161	Technip SA	433,837
49,777	Teleperformance	1,388,022

		10,687,624

Germany — 6.6%
12,891	Adidas AG	495,791
7,530	Bilfinger Berger AG	398,371
31,372	Deutsche Euroshop AG	1,075,575
14,032	Fielmann AG	913,450
22,992	GEA Group AG	394,236

See Notes to Financial Statements.

2

Shares		Value(b)

Germany (Continued)
23,957	Lanxess AG	$466,055
35,299	MTU Aero Engines Holding AG	972,778
11,818	Salzgitter AG	933,423
80,518	Vivacon AG	443,417
7,294	Vossloh AG	821,286
4,970	Wacker Chemie AG	528,543
8,376	Wincor Nixdorf AG	399,351

		7,842,276

Greece — 0.5%
25,054	Babis Vovos International Construction SA †	312,077
56,674	GEK Terna SA	265,310

		577,387

Hong Kong — 2.1%
285,857	Great Eagle Holdings Ltd	319,603
634,868	Industrial and Commercial Bank of China Asia Ltd	684,371
698,531	Noble Group Ltd	500,315
532,453	Peace Mark Holdings Ltd	0
1,187,706	Texwinca Holdings Ltd	507,854
457,267	Xinao Gas Holdings Ltd	486,142

		2,498,285

Ireland — 0.8%
152,440	Glanbia Plc	453,668
164,224	United Drug Plc	508,915

		962,583

Italy — 3.8%
108,050	Azimut Holding SpA	581,992
89,040	Davide Campari-Milano SpA	601,832
535,917	Immobiliare Grande Distribuzione	790,580
180,992	Landi Renzo SpA	842,282
68,822	Prysmian SpA	1,080,926
114,929	Recordati SpA	623,481

		4,521,093

See Notes to Financial Statements.

3

Munder International Small-Cap Fund
 Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(b)

COMMON STOCKS (Continued)
Japan — 24.2%
32,342	ABC-Mart Inc	$1,184,571
108,916	Air Water Inc	978,369
23,992	Asahi Pretec Corp	280,301
25,364	Capcom Co Ltd	569,975
47,588	Don Quijote Co Ltd	948,042
25,900	Ferrotec Corp	327,527
466	Fields Corp	761,235
24,700	Fuji Oil Co Ltd	349,093
28,425	Hisamitsu Pharmaceutical Co Inc	1,160,505
19,600	Hitachi Information Systems Ltd	406,557
22,766	Hogy Medical Co Ltd	1,568,510
87,500	Hokuetsu Paper Mills Ltd	535,306
325,000	Hokuhoku Financial Group Inc	769,420
46,422	Hosiden Corp	733,810
49,059	K’s Holdings Corp	828,475
73,784	Kinden Corp	665,319
42,903	Kintetsu World Express Inc	845,704
17,200	Kobayashi Pharmaceutical Co Ltd	734,949
68,613	Kuroda Electric Co Ltd	643,919
35,522	Mandom Corp	1,010,257
177,692	Nippon Carbon Co Ltd	534,349
160,898	Nippon Denko Co Ltd	830,475
25,708	Nissha Printing Co Ltd	1,022,766
19,000	Nomura Real Estate Holdings Inc	379,466
47,485	NSD CO LTD	373,537
21,650	Promise Co Ltd	548,755
641	Risa Partners Inc	303,283
35,600	Saizeriya Co Ltd	500,940
61,300	Sega Sammy Holdings Inc	711,310
2,899	SKY Perfect JSAT Holdings Inc	1,411,192
101,990	Suruga Bank Ltd	1,010,089
58,000	Takasago Thermal Engineering Co Ltd	487,187
79,958	Tokai Carbon Co Ltd	335,590
86,090	Tokyo Tatemono Co Ltd	393,726
48,800	Tomy Co Ltd	320,137

See Notes to Financial Statements.

4

Shares		Value(b)

Japan (Continued)
187,171	Toshiba Machine Co Ltd	$555,264
121,000	Toyo Engineering Corp	376,816
25,256	Toyo Suisan Kaisha Ltd	725,929
33,658	Tsuruha Holdings Inc	1,302,035
201,112	Ube Industries Ltd	564,488
573	Works Applications Co Ltd	343,681
115,000	Yokohama Rubber Co Ltd/The	575,488

		28,908,347

Luxembourg — 0.5%
52,270	GAGFAH SA	297,434
11,150	Oriflame Cosmetics SA, SDR	323,074

		620,508

Netherlands — 3.0%
62,494	BinckBank N.V.	478,435
23,041	Fugro NV	661,493
41,669	Imtech NV	705,077
12,743	Koninklijke Boskalis Westminster NV	295,998
15,239	Koninklijke Vopak NV	578,219
32,038	Qiagen NV †	559,879
4,224	Wereldhave NV	373,110

		3,652,211

Norway — 1.0%
142,296	Ementor ASA †	341,553
13,600	Fred Olsen Energy ASA	365,676

43,569	Tandberg ASA	479,610

		1,186,839

Portugal — 0.5%
107,512	Jeronimo Martins SGPS SA	597,244

Singapore — 0.2%
407,533	Tat Hong Holdings Ltd	193,389

South Korea — 2.6%
125,840	Busan Bank	571,804
11,205	CJ Home Shopping	344,167
38,191	CJ Internet Corp	378,939

See Notes to Financial Statements.

5

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(b)

COMMON STOCKS (Continued)
South Korea (Continued)
82,420	Daegu Bank	$450,262
41,060	Hyundai Marine & Fire Insurance Co Ltd	475,197
5,342	Korea Line Corp	294,215
78,950	LG Telecom Ltd	620,011

		3,134,595

Spain — 3.6%
24,512	Abengoa SA	409,680
48,442	Banco de Sabadell SA	329,869
30,904	Enagas	677,954
22,474	Grifols SA	390,338
26,170	Obrascon Huarte Lain SA	368,839
12,006	RED ELECTRICA CORP SA	608,254
242,941	Tubacex SA (a)	805,429
34,813	Viscofan SA	683,909

		4,274,272

Sweden — 1.6%
136,924	Kungsleden AB	953,605
28,950	Modern Times Group AB, B Shares	628,871
127,036	Peab AB	354,423

		1,936,899

Switzerland — 5.7%
14,753	Actelion Ltd †	830,908
14,354	Baloise Holding AG	1,078,866
5,496	Bucher Industries AG	556,070
23,131	EFG International AG	414,217
4,147	Galenica AG (a)	1,344,814
3,795	Geberit AG	408,840
759	Givaudan SA	597,908
2,378	Kuoni Reisen Holding AG	807,280
18,846	Petroplus Holdings AG †	378,690
28,008	Temenos Group AG †	373,809

		6,791,402

See Notes to Financial Statements.

6

Shares		Value(b)

United Kingdom — 16.5%
29,397	Admiral Group PLC	$388,285
54,111	Aggreko Plc	348,605
227,512	Amlin PLC	1,183,212
35,552	Autonomy Corp PLC †	489,341
50,538	Aveva Group PLC	416,009
76,644	Babcock International Group	527,235
120,044	Balfour Beatty PLC	571,905
591,224	Beazley Group PLC	1,158,358
60,375	BPP Holdings PLC	284,629
199,243	Cable & Wireless PLC	450,696
96,382	Carillion PLC	345,656
76,890	Charter International PLC	366,893
38,500	Chemring Group Plc	1,084,009
85,031	Croda International	638,600
26,630	Dana Petroleum Plc †	382,201
189,681	Domino’s Pizza UK & IRL Plc	455,549
71,350	Drax Group PLC	578,385
148,325	Game Group Plc	272,196
8,870	Greggs Plc	429,641
70,816	ICAP PLC	295,327
203,721	IG Group Holdings PLC	753,838
114,754	Informa PLC	407,155
73,401	Inmarsat PLC	500,975
310,183	International Personal Finance Plc	622,752
120,894	Interserve PLC	396,699
29,200	Intertek Group PLC	330,755
110,322	John Wood Group PLC	300,935
50,910	Keller Group PLC	423,115
111,765	Mothercare PLC	536,675
267,652	N Brown Group PLC	785,392
99,177	Petrofac Ltd	496,120
481,456	Regus PLC	344,002
101,971	Rexam PLC	520,812
61,785	Speedy Hire PLC	124,907
688,762	Spirent Communications PLC	360,301
59,178	SSL International PLC	423,142

See Notes to Financial Statements.

7

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value(b)

COMMON STOCKS (Continued)
United Kingdom (Continued)
248,766	Thomas Cook Group PLC	$636,995
110,512	TUI Travel PLC	373,580
56,356	Venture Production PLC	346,862
99,131	Vitec Group Plc/The	336,661

		19,688,405

TOTAL COMMON STOCKS
(Cost $161,895,167)		114,823,716

PREFERRED STOCKS — 1.0%
Germany — 1.0%
8,144	Fresenius SE	477,219
14,497	Fuchs Petrolub AG	696,453

TOTAL PREFERRED STOCKS
(Cost $1,803,698)		1,173,672

INVESTMENT COMPANY SECURITY — 0.7%
(Cost $871,216)
United States — 0.7%
871,216	Institutional Money Market Fund (c)	871,216

TOTAL INVESTMENTS
(Cost $164,570,081)	97.8%	116,868,604
OTHER ASSETS AND LIABILITIES (Net)	2.2	2,684,983

NET ASSETS	100.0%	$119,553,587

†	Non-income producing security.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Except with respect to Canadian securities, which are valued based on the last quoted sale price on the security’s primary market or exchange, value represents fair value of common stocks and preferred stocks as of December 31, 2008 (see Notes to Financial Statements, Note 2). At December 31, 2008, fair valued securities represent $107,073,751, 89.6% of net assets.

(c)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
SDR	— Swedish Depositary Receipt

See Notes to Financial Statements.

8

At December 31, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value(a)

COMMON STOCKS:
Construction & Engineering	5.0%	$5,928,700
Chemicals	4.4	5,252,176
Commercial Banks	4.1	4,943,838
Insurance	4.1	4,856,676
Machinery	3.8	4,566,756
Media	3.6	4,362,172
Real Estate Management & Development	3.5	4,174,903
Hotels, Restaurants & Leisure	3.4	4,095,831
Metals & Mining	3.3	3,998,234
Food Products	2.8	3,375,051
Commercial Services & Supplies	2.8	3,355,498
Specialty Retail	2.7	3,198,692
Oil, Gas & Consumable Fuels	2.4	2,823,587
Health Care Equipment & Supplies	2.3	2,784,704
Electrical Equipment	2.2	2,628,653
Professional Services	2.2	2,585,093
Software	2.1	2,566,352
Energy Equipment & Services	2.1	2,494,145
Food & Staples Retailing	2.0	2,361,008
Real Estate Investment Trusts (REITs)	1.9	2,249,156
Health Care Providers & Services	1.9	2,240,434
Pharmaceuticals	1.8	2,149,531
Leisure Equipment & Products	1.8	2,129,343
Capital Markets	1.7	2,073,254
Personal Products	1.7	2,068,280
Aerospace & Defense	1.7	2,056,786
Gas Utilities	1.5	1,820,183
Internet Software & Services	1.4	1,638,861
Multiline Retail	1.2	1,484,717
Trading Companies & Distributors	1.2	1,462,530
Auto Components	1.2	1,417,771
Textiles, Apparel & Luxury Goods	1.1	1,311,678
Biotechnology	1.0	1,221,246
Diversified Financial Services	1.0	1,208,461
Air Freight & Logistics	1.0	1,202,366
Wireless Telecommunication Services	1.0	1,194,268
Consumer Finance	1.0	1,171,507
Computers & Peripherals	1.0	1,150,467
Information Technology Services	1.0	1,137,516

See Notes to Financial Statements.

9

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

	% of
	Net Assets	Value(a)

COMMON STOCKS (Continued)
Internet & Catalog Retail	0.9%	$1,129,559
Paper & Forest Products	0.9	1,024,952
Diversified Telecommunication Services	0.8	951,671
Building Products	0.8	896,027
Communications Equipment	0.7	839,911
Electronic Equipment & Instruments	0.6	733,810
Airlines	0.5	611,922
Electric Utilities	0.5	608,254
Beverages	0.5	601,832
Independent Power Producers & Energy Traders	0.5	578,385
Transportation Infrastructure	0.5	578,219
Multi-Utilities	0.5	562,843
Life Sciences Tools & Services	0.5	559,879
Thrifts & Mortgage Finance	0.5	555,250
Containers & Packaging	0.4	520,812
Household Durables	0.4	423,595
Semiconductors & Semiconductor Equipment	0.3	327,527
Marine	0.2	294,215
Diversified Consumer Services	0.2	284,629

TOTAL COMMON STOCKS	96.1	114,823,716
TOTAL PREFERRED STOCKS	1.0	1,173,672
INVESTMENT COMPANY SECURITY	0.7	871,216

TOTAL INVESTMENTS	97.8	116,868,604
OTHER ASSETS AND LIABILITIES (Net)	2.2	2,684,983

NET ASSETS	100.0%	$119,553,587

(a)	Except with respect to Canadian securities, which are valued based on the last quoted sale price on the security’s primary market or exchange, value represents fair value of common stocks and preferred stocks as of December 31, 2008 (see Notes to Financial Statements, Note 2 and footnote (b) to the Portfolio of Investments).

See Notes to Financial Statements.

10

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11

Munder International Small-Cap Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $163,698,865)	$115,997,388
Securities of affiliated company (cost — $871,216)	871,216

Total Investments	116,868,604
Foreign currency, at value	1,706,097
Dividends receivable	309,628
Receivable from Advisor	42,342
Receivable for investment securities sold	566,875
Receivable for Fund shares sold	196,806
Deposits with brokers for futures contracts	217,903
Variation margin receivable on open futures contracts	43,777
Prepaid expenses and other assets	45,940

Total Assets	119,997,972

LIABILITIES:
Payable for Fund shares redeemed	293,664
Payable for investment securities purchased	3,996
Investment advisory fees payable	93,125
Trustees’ fees and expenses payable	20,943
Administration fees payable	15,350
Custody fees payable	5,507
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	2,272
Shareholder servicing fees payable — Class K Shares	3
Accrued expenses and other payables	9,525

Total Liabilities	444,385

NET ASSETS	$119,553,587

Investments, at cost	$164,570,081

Foreign currency, at cost	$1,712,642

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$256,658
Accumulated net realized loss on investments sold	(90,865,266)
Net unrealized depreciation of investments	(47,680,502)
Paid-in capital	257,842,697

$119,553,587

NET ASSETS:
Class A Shares	$1,329,706

Class C Shares	$2,779,735

Class K Shares	$4,221

Class R Shares	$4,208

Class Y Shares	$43,236,939

Class I Shares	$72,198,778

SHARES OUTSTANDING:
Class A Shares	288,410

Class C Shares	607,189

Class K Shares	916

Class R Shares	914

Class Y Shares	9,365,944

Class I Shares	15,598,360

CLASS A SHARES:
Net asset value and redemption price per share	$4.61

Maximum sales charge	5.50%
Maximum offering price per share	$4.88

CLASS C SHARES:
Net asset value and offering price per share*	$4.58

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$4.61

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$4.60

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.62

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$4.63

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Small-Cap Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$2,761
Dividends on securities of unaffiliated companies(a)	1,205,648
Dividends on securities of affiliated company	12,681

Total Investment Income	1,221,090

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,565
Class C Shares	13,206
Class R Shares	14
Shareholder servicing fees:
Class K Shares	7
Investment advisory fees	667,444
Administration fees	106,377
Custody fees	105,208
Transfer agency/record keeping fees(b)	56,336
Legal and audit fees	32,486
Registration and filing fees(c)	29,365
Printing and mailing fees(d)	19,354
Trustees’ fees and expenses	14,501
Other	10,351

Total Expenses	1,057,214
Expenses reimbursed by Advisor	(161,276)

Net Expenses	895,938

NET INVESTMENT INCOME	325,152

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(59,495,109)
Futures contracts	(667,351)
Foreign currency-related transactions	(520,695)
In-kind redemption	(125,948)
Net change in unrealized appreciation/(depreciation) of:
Securities	(31,350,250)
Futures contracts	159,046
Foreign currency-related transactions	(56,096)

Net realized and unrealized loss on investments	(92,056,403)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,731,251)

(a)	Net of foreign withholding taxes of $59,642.

(b)	Transfer agency/record keeping fees — The amounts for Class A, C, K, R, Y & I were $1,939, $788, $2, $2, $27,123 and $26,482, respectively.

(c)	Registration and filing fees — The amounts for Class A, C, K, R, Y & I were $4,696, $4,846, $12, $12, $13,109 and $6,690, respectively.

(d)	Printing and mailing fees — The amounts for Class A, C, K, R, Y & I were $298, $308, $1, $1, $1,904 and $16,842, respectively.

See Notes to Financial Statements.

14

Munder International Small-Cap Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Net investment income	$325,152	$2,350,642
Net realized loss from security transactions, futures contracts, foreign currency-related transactions and in-kind redemption	(60,809,103)	(30,100,495)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	(31,247,300)	(16,433,202)

Net decrease in net assets resulting from operations	(91,731,251)	(44,183,055)
Dividends to shareholders from net investment income:
Class A Shares	(35,456)	—
Class C Shares	(30,633)	—
Class K Shares	(85)	—
Class R Shares	(77)	—
Class Y Shares	(93,831)	—
Class I Shares	(1,979,086)	(128,335)
Distributions to shareholders from net realized gains:
Class A Shares	—	(506)
Class C Shares	—	(66)
Class K Shares	—	(4)
Class R Shares	—	(4)
Class Y Shares	—	(2,299)
Class I Shares	—	(72,537)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(103,566)	3,106,802
Class C Shares	1,789,216	2,849,116
Class K Shares	85	10,004
Class R Shares	77	10,004
Class Y Shares	55,672,054	4,891,002
Class I Shares	(23,762,694)	213,347,844
Short-term trading fees	409	459

Net increase/(decrease) in net assets	(60,274,838)	179,828,425
NET ASSETS:
Beginning of period	179,828,425	—

End of period	$119,553,587	$179,828,425

Undistributed net investment income	$256,658	$2,070,674

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 1, 2007, November 1, 2007, August 17, 2007 and August 17, 2007, respectively.

See Notes to Financial Statements.

15

Munder International Small-Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Amount
Class A Shares:
Sold	$766,492	$3,285,263
Issued as reinvestment of dividends and distributions	21,717	289
Redeemed	(891,775)	(178,750)

Net increase/(decrease)	$(103,566)	$3,106,802

Class C Shares:
Sold	$1,873,030	$2,903,891
Issued as reinvestment of dividends and distributions	29,711	17
Redeemed	(113,525)	(54,792)

Net increase	$1,789,216	$2,849,116

Class K Shares:
Sold	$—	$10,000
Issued as reinvestment of dividends and distributions	85	4

Net increase	$85	$10,004

Class R Shares:
Sold	$—	$10,000
Issued as reinvestment of dividends and distributions	77	4

Net increase	$77	$10,004

Class Y Shares:
Sold	$61,206,539	$12,866,200
Issued as reinvestment of dividends and distributions	89,467	2,299
Redeemed	(5,623,952)	(7,977,497)

Net increase	$55,672,054	$4,891,002

Class I Shares:
Sold	$407,917	$72,187,386
In-kind subscription	—	142,863,406
Issued as reinvestment of dividends and distributions	551,739	52,796
Redeemed	(21,305,112)	(1,755,744)
In-kind redemption	(3,417,238)	—

Net increase/(decrease)	$(23,762,694)	$213,347,844

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 1, 2007, November 1, 2007, August 17, 2007 and August 17, 2007, respectively.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Shares
Class A Shares:
Sold	119,361	348,474
Issued as reinvestment of dividends and distributions	3,232	29
Redeemed	(164,002)	(18,684)

Net increase/(decrease)	(41,409)	329,819

Class C Shares:
Sold	314,775	315,412
Issued as reinvestment of dividends and distributions	4,448	2
Redeemed	(21,314)	(6,134)

Net increase	297,909	309,280

Class K Shares:
Sold	—	903
Issued as reinvestment of dividends and distributions	13	0 #

Net increase	13	903

Class R Shares:
Sold	—	903
Issued as reinvestment of dividends and distributions	11	0 #

Net increase	11	903

Class Y Shares:
Sold	10,016,881	1,271,061
Issued as reinvestment of dividends and distributions	13,421	231
Redeemed	(1,106,131)	(829,519)

Net increase	8,924,171	441,773

Class I Shares:
Sold	62,852	6,880,675
In-kind subscription	—	12,732,924
Issued as reinvestment of dividends and distributions	81,860	5,280
Redeemed	(3,514,895)	(179,321)
In-kind redemption	(471,015)	—

Net increase/(decrease)	(3,841,198)	19,439,558

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 1, 2007, November 1, 2007, August 17, 2007 and August 17, 2007, respectively.

#	Amount represents less than 0.500 of a share

See Notes to Financial Statements.

17

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares				C Shares				K Shares
	Period Ended		Period		Period Ended		Period		Period Ended		Period
	12/31/08(b)		Ended		12/31/08(b)		Ended		12/31/08(b)		Ended
	(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)

Net asset value, beginning of period	$8.73		$10.00		$8.67		$10.00		$8.73		$11.08

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(d)	0.17		(0.02)		0.14		0.00	(d)	0.10
Net realized and unrealized loss on investments	(4.03)		(1.44)		(4.00)		(1.47)		(4.03)		(2.45)

Total from investment operations	(4.03)		(1.27)		(4.02)		(1.33)		(4.03)		(2.35)

Less distributions:
Dividends from net investment income	(0.09)		—		(0.07)		—		(0.09)		—
Distributions from net realized gains	—		(0.00	)(d)	—		(0.00	)(d)	—		(0.00	)(d)

Total distributions	(0.09)		(0.00	)(d)	(0.07)		(0.00	)(d)	(0.09)		(0.00	)(d)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

Net asset value, end of period	$4.61		$8.73		$4.58		$8.67		$4.61		$8.73

Total return(c)	(46.45)%		(12.67)%		(46.63)%		(13.27)%		(46.45)%		(21.18)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,330		$2,880		$2,780		$2,681		$4		$8
Ratio of operating expenses to average net assets	1.71	%(e)	1.71	%(e)	2.46	%(e)	2.46	%(e)	1.71	%(e)	1.71	%(e)
Ratio of net investment income to average net assets	0.12	%(e)	2.06	%(e)	(0.64	)%(e)	1.77	%(e)	0.09	%(e)	1.41	%(e)
Portfolio turnover rate	54%		91%		54%		91%		54%		91%
Ratio of operating expenses to average net assets without expense reimbursements	2.24	%(e)	2.80	%(e)	2.78	%(e)	3.28	%(e)	2.08	%(e)	2.55	%(e)

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 1, 2007, November 1, 2007, August 17, 2007 and August 17, 2007, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

18

R Shares				Y Shares				I Shares
Period Ended		Period		Period Ended		Period		Period Ended		Period
12/31/08(b)		Ended		12/31/08(b)		Ended		12/31/08(b)		Ended
(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)

$8.72		$11.08		$8.74		$10.00		$8.77		$10.00

(0.01)		0.08		0.00	(d)	0.11		0.02		0.14

(4.02)		(2.44)		(4.02)		(1.37)		(4.05)		(1.36)

(4.03)		(2.36)		(4.02)		(1.26)		(4.03)		(1.22)

(0.09)		—		(0.10)		—		(0.11)		(0.01)

—		(0.00	)(d)	—		(0.00	)(d)	—		(0.00	)(d)

(0.09)		(0.00	)(d)	(0.10)		(0.00	)(d)	(0.11)		(0.01)

(0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

$4.60		$8.72		$4.62		$8.74		$4.63		$8.77

(46.57)%		(21.27)%		(46.33)%		(12.57)%		(46.33)%		(12.21)%

$4		$8		$43,237		$3,862		$72,199		$170,390

1.96	%(e)	1.96	%(e)	1.46	%(e)	1.46	%(e)	1.20	%(e)	1.20	%(e)

(0.19	)%(e)	1.16	%(e)	0.17	%(e)	1.37	%(e)	0.56	%(e)	1.72	%(e)
54%		91%		54%		91%		54%		91%

2.40	%(e)	2.87	%(e)	1.75	%(e)	2.46	%(e)	1.41	%(e)	1.50	%(e)

See Notes to Financial Statements.

19

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20

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Small-Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class C, Class K, Class R, Class Y, and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R, Class Y, and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

Prior to December 30, 2008, the Fund was known as the Munder International Small-Mid Cap Fund.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the

21

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security and depositary receipts may be valued based on the underlying securities value and relevant exchange rate. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157,Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder International Small-Cap Fund
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$9,794,853	$39,009
Level 2 — Other Significant Observable Inputs	107,073,751	(3,996)
Level 3 — Significant Unobservable Inputs	—	—

Total	$116,868,604	$35,013

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$379,534
Net purchases/(sales)	(1,388)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(13,489)
Change in unrealized appreciation/(depreciation)	(364,657)
Transfers in and/or out of Level 3	—

Balance as of 12/31/2008	$—

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

23

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Futures Contracts: The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margin payments are generally settled on a daily basis. The daily changes in futures contracts are recorded as net unrealized appreciation/

24

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

25

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.95% on the first $1 billion of its average daily net assets, and 0.90% on assets exceeding $1 billion. During the period ending December 31, 2008, the Fund paid an annual effective rate of 0.95% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and

26

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Exchange Commission) at 1.71%, 2.46%, 1.71%, 1.96%, 1.46%, and 1.20% for Class A, Class C, Class K, Class, R, Class Y, and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2008, the Advisor reimbursed expenses on behalf of the Fund totaling $161,276, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2008, the total amount eligible for repayment to the Advisor was $607,096. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $106,377 before payment of sub-administration fees and $69,694 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1514% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns

27

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,200 in advisory fees before waivers and expense reimbursements ($132 after waivers and expense reimbursements) and $505 in administrative fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class C, Class R, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class C	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

28

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y or Class I Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short term investments and U.S. government securities were $113,827,066 and $76,371,909, respectively, for the period ended December 31, 2008. During the period ended December 31, 2008, the Fund had a redemption in-kind which resulted in a redemption out of the Fund of $3,417,238.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,248,293, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $51,949,770 and net depreciation for financial reporting purposes was $47,701,477. At December 31, 2008, aggregate cost for financial reporting purposes was $164,570,081.

At December 31, 2008 the Fund had the following open financial futures contracts:

		Notional	Market
		Value of	Value of	Gross
Long Positions	Contracts	Contracts	Contracts	Appreciation

MSCI Pan Euro Index, March 2009	60	$1,113,513	$1,139,284	$25,771
TOPIX Index, March 2009	5	462,217	475,455	13,238

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$313,767	$23,002,985	23,002,985	$22,445,536	22,445,536	$871,216	$12,681	$—

29

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $797.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

30

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses, passive foreign investment company gains and losses, distribution redesignations, adjustments for subscriptions in kind and non-deductible 12b-1 fees were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-in-Capital

$(151,633)	$119,748	$31,885

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post
Ordinary	October Loss	Unrealized
Income	Deferral	Depreciation	Total

$2,138,064	$(29,807,444)	$(16,743,795)	$(44,413,175)

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2008 was as follows:

	Ordinary
	Income	Total

June 30, 2008	$203,751	$203,751

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $29,807,444.

31

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNISC1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Internet Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com

The Fund concentrates its investments in Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Mark Lebovitz and Kenneth Smith

Both the Fund and its benchmarks posted double-digit negative returns for the six months ended December 31, 2008, reflecting the negative and volatile stock market environment that characterized the last half of 2008. The Fund earned a return of -36.15% for the six months ended December 31, 2008, compared to the -36.44% return for the Morgan Stanley Internet Index, the -34.30% return for the Inter@ctive Week Internet Index, and the -36.10% median return for the Lipper universe of science and technology funds.

The Fund outperformed its Morgan Stanley Internet Index benchmark for the six-month period ended December 31, 2008 primarily due to the relative strength in the software segment of the Fund. The Fund’s relative returns were also boosted by its Internet software & services and Internet & catalog retail segments. The relative gains from these segments were only partially offset by the Fund’s relative weakness in its communications equipment and computers & peripherals segments.

Among the Fund’s software holdings, McAfee (1.9% of the Fund) and Shanda Interactive Entertainment (1.0% of the Fund), both of which had positive absolute performance during the six-month period and were overweighted in the Fund, were among the primary contributors to the Fund’s relative strength. Overweights in Check Point Software Technologies (3.1% of the Fund) and Synopsys (1.3% of the Fund), as well as an underweight in salesforce.com (0.8% of the Fund) also helped to boost relative returns.

Napster, Inc. added more than one percentage point to the Fund’s relative performance in its Internet software & services segment. The stock was sold in November in response to a tender offer from Best Buy. Performance of the segment was also boosted by underweights in TechTarget (1.1% of the Fund) and Baidu.com (2.8% of the Fund). These positive factors more than offset the negative impact of an underweight in NetEase.com (2.4% of the Fund) and IAC/InterActiveCorp (3.0% of the Fund).

PetMed Express (0.2% of the Fund) and Netflix (1.1% of the Fund) were the top contributors to the Fund’s relative returns in its Internet & catalog retail segment. Both stocks had double-digit positive returns for the six months ended December 31, 2008.

An overweight in Research In Motion (0.8% of the Fund) and an underweight in Juniper Networks (2.2% of the Fund) were the primary detractors from the Fund’s relative performance in its communications equipment segment, while Seagate Technology held back relative returns in the computers & peripherals segment. Seagate was eliminated from the Fund in December.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access,

iii

developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index, adjusted quarterly, made up of leading companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$637.70	$10.94	2.65%
Class B	$1,000.00	$635.30	$14.01	3.40%
Class C	$1,000.00	$635.50	$14.02	3.40%
Class K	$1,000.00	$638.20	$10.45	2.53%
Class R	$1,000.00	$636.90	$11.30	2.74%
Class Y	$1,000.00	$638.50	$9.91	2.40%

Hypothetical
Class A	$1,000.00	$1,011.85	$13.44	2.65%
Class B	$1,000.00	$1,008.07	$17.21	3.40%
Class C	$1,000.00	$1,008.07	$17.21	3.40%
Class K	$1,000.00	$1,012.45	$12.83	2.53%
Class R	$1,000.00	$1,011.39	$13.89	2.74%
Class Y	$1,000.00	$1,013.11	$12.18	2.40%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Internet Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 99.9%
Consumer Discretionary — 11.7%
Hotels, Restaurants & Leisure — 1.2%
109,300	Ctrip.com International Ltd, ADR	$2,601,340

Internet & Catalog Retail — 9.5%
164,900	Amazon.com Inc †	8,456,072
231,662	Bidz.com Inc †	1,065,645
20,000	Blue Nile Inc †	489,800
213,245	Expedia Inc †	1,757,139
81,882	Netflix Inc †	2,447,453
28,436	PetMed Express Inc †	501,327
82,366	priceline.com Inc †	6,066,256

		20,783,692

Media — 1.0%
226,000	Time Warner Inc	2,273,560

Total Consumer Discretionary		25,658,592

Financials — 1.7%
Insurance — 1.7%
285,000	eHealth Inc †	3,784,800

Industrials — 1.4%
Commercial Services & Supplies — 0.3%
359,786	Intermap Technologies Corp †	556,656

Professional Services — 1.1%
109,300	51job Inc, ADR †	673,288
149,750	Monster Worldwide Inc †	1,810,477

		2,483,765

Total Industrials		3,040,421

Information Technology — 85.1%
Communications Equipment — 10.9%
618,300	Cisco Systems Inc †	10,078,290
67,000	F5 Networks Inc †	1,531,620
270,500	Juniper Networks Inc †	4,736,455
160,000	QUALCOMM Inc	5,732,800
42,800	Research In Motion Ltd †	1,736,824

		23,815,989

See Notes to Financial Statements.

1

Munder Internet Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals — 7.9%
98,350	Apple Inc †	$8,394,172
190,000	EMC Corp †	1,989,300
135,500	Hewlett-Packard Co	4,917,295
151,000	NetApp Inc †	2,109,470

		17,410,237

Internet Software & Services — 47.2%
378,500	Akamai Technologies Inc †	5,711,565
30,300	Alibaba.com Ltd †	21,815
46,900	Baidu.com Inc, ADR †	6,123,733
273,881	Digital River Inc †	6,792,249
526,101	eBay Inc †	7,344,370
20,500	Equinix Inc †	1,090,395
71,800	Gmarket Inc, ADR †	1,238,550
34,768	Google Inc, Class A †	10,696,375
352,400	GSI Commerce Inc †	3,707,248
414,999	IAC/InterActiveCorp †	6,527,934
141,200	Knot Inc/The †	1,174,784
5,786	Mainstream Data Services Inc †,(a),(b),(c)	0
45,400	MercadoLibre Inc †	745,014
5,461,823	Move Inc †	8,738,917
234,100	NetEase.com, ADR †	5,173,610
12,000	NHN Corp †	1,238,538
283,100	NIC Inc	1,302,260
241,000	Omniture Inc †	2,564,240
177,900	Sina Corp †	4,118,385
64,950	Sohu.com Inc †	3,074,733
272,200	Spark Networks Inc †	699,554
558,207	TechTarget Inc †	2,411,454
163,800	Tencent Holdings Ltd	1,056,747
482,740	TheStreet.com Inc	1,399,946
347,500	VeriSign Inc †	6,630,300
74,000	VistaPrint Ltd †	1,377,140
187,450	WebMD Health Corp, Class A †	4,421,946
682,280	Yahoo! Inc †	8,323,816

		103,705,618

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment — 1.8%
165,000	Broadcom Corp, Class A †	$2,800,050
179,000	Marvell Technology Group Ltd †	1,193,930

		3,993,980

Software — 17.3%
132,000	BMC Software Inc †	3,552,120
363,800	Check Point Software Technologies †	6,908,562
117,500	McAfee Inc †	4,061,975
339,000	Microsoft Corp	6,590,160
126,900	Oracle Corp †	2,249,937
207,200	Red Hat Inc †	2,739,184
57,000	salesforce.com inc †	1,824,570
69,300	Shanda Interactive Entertainment Ltd, ADR †	2,242,548
1,122,090	SourceForge Inc †	1,009,881
298,000	Symantec Corp †	4,028,960
150,000	Synopsys Inc †	2,778,000

		37,985,897

Total Information Technology		186,911,721

TOTAL COMMON STOCKS
(Cost $384,756,240)		219,395,534

PREFERRED STOCK — 0.0%#

(Cost $999,999)
Information Technology — 0.0%#
Computers & Peripherals — 0.0%#
444,444	Alacritech, Inc, Series C †,(a),(b),(c)	64,711

INVESTMENT COMPANY SECURITY — 0.7%
(Cost $1,448,784)
1,448,784	Institutional Money Market Fund (d)	1,448,784

TOTAL INVESTMENTS
(Cost $387,205,023)	100.6%	220,909,029
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(1,344,898)

NET ASSETS	100.0%	$219,564,131

†	Non-income producing security.

#	Amount represents less than 0.05% of the net assets.

See Notes to Financial Statements.

3

Munder Internet Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

(a)	Fair valued security as of December 31, 2008, (see Notes to Financial Statements, Note 2). At December 31, 2008, these securities represent $64,711, less than 0.05% of net assets.

(b)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(c)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $64,711, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc, Series C	12/13/01	$999,999
Mainstream Data Services Inc	08/29/00	213,440

(d)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	81.7%	$179,314,121
China	11.4	25,086,199
Israel	3.2	6,908,562
Bermuda	1.2	2,571,070
South Korea	1.1	2,477,088
Canada	1.0	2,293,480
Argentina	0.3	745,014

TOTAL COMMON STOCKS	99.9	219,395,534
PREFERRED STOCK	0.0 #	64,711
INVESTMENT COMPANY SECURITY	0.7	1,448,784

TOTAL INVESTMENTS	100.6	220,909,029
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(1,344,898)

NET ASSETS	100.0%	$219,564,131

#	Amount represents less than 0.05% of the net assets.

See Notes to Financial Statements.

4

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5

Munder Internet Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $385,756,239)	$219,460,245
Securities of affiliated company (cost — $1,448,784)	1,448,784

Total Investments	220,909,029
Dividends receivable	36,800
Receivable for investment securities sold	570,520
Receivable for Fund shares sold	22,365
Prepaid expenses and other assets	32,108

Total Assets	221,570,822

LIABILITIES:
Payable for Fund shares redeemed	1,077,435
Transfer agency/record keeping fees payable	524,405
Trustees’ fees and expenses payable	124,045
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	73,332
Administration fees payable	25,960
Investment advisory fees payable	5,911
Shareholder servicing fees payable — Class K Shares	6
Accrued expenses and other payables	175,597

Total Liabilities	2,006,691

NET ASSETS	$219,564,131

Investments, at cost	$387,205,023

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(3,205,932)
Accumulated net realized loss on investments sold	(3,513,375,838)
Net unrealized depreciation of investments	(166,295,565)
Paid-in capital	3,902,441,466

$219,564,131

NET ASSETS:
Class A Shares	$164,603,584

Class B Shares	$14,699,942

Class C Shares	$33,201,621

Class K Shares	$1,664

Class R Shares	$8,196

Class Y Shares	$7,049,124

SHARES OUTSTANDING:
Class A Shares	12,582,256

Class B Shares	1,215,787

Class C Shares	2,744,896

Class K Shares	127

Class R Shares	634

Class Y Shares	523,646

CLASS A SHARES:
Net asset value and redemption price per share	$13.08

Maximum sales charge	5.50%
Maximum offering price per share	$13.84

CLASS B SHARES:
Net asset value and offering price per share*	$12.09

CLASS C SHARES:
Net asset value and offering price per share*	$12.10

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.09

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.93

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.46

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Internet Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$32
Dividends on securities of unaffiliated companies(a)	255,781
Dividends on securities of affiliated company	44,265
Securities lending, net of borrower rebates	712,952

Total Investment Income	1,013,030

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	277,315
Class B Shares	100,285
Class C Shares	225,522
Class R Shares	52
Shareholder servicing fees:
Class K Shares	3
Transfer agency/record keeping fees	1,564,537
Investment advisory fees	1,482,306
Administration fees	200,288
Printing and mailing fees	164,900
Legal and audit fees	44,834
Custody fees	41,374
Registration and filing fees	39,119
Trustees’ fees and expenses	7,271
Other	15,505

Total Expenses	4,163,311

NET INVESTMENT LOSS	(3,150,281)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions	(36,256,970)
Foreign currency-related transactions	(15,204)
Net change in unrealized appreciation/(depreciation) of:
Securities	(93,173,249)
Foreign currency-related transactions	(270)

Net realized and unrealized loss on investments	(129,445,693)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(132,595,974)

(a)	Net of foreign withholding taxes of $2,565.

See Notes to Financial Statements.

8

Munder Internet Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment loss	$(3,150,281)	$(8,185,359)
Net realized gain/(loss) from security and foreign currency-related transactions	(36,272,174)	40,412,492
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(93,173,519)	(89,993,913)

Net decrease in net assets resulting from operations	(132,595,974)	(57,766,780)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(20,101,493)	(66,267,661)
Class B Shares	(1,949,689)	(5,815,981)
Class C Shares	(4,643,436)	(15,179,694)
Class K Shares	—	(1,595)
Class R Shares	(29,936)	(2,345)
Class Y Shares	(890,225)	6,845,107
Short-term trading fees	1,101	5,655

Net decrease in net assets	(160,209,652)	(138,183,294)
NET ASSETS:
Beginning of period	379,773,783	517,957,077

End of period	$219,564,131	$379,773,783

Accumulated net investment loss	$(3,205,932)	$(55,651)

See Notes to Financial Statements.

9

Munder Internet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$2,268,515	$10,134,174
Proceeds received in merger	—	17,002,897
Redeemed	(22,370,008)	(93,404,732)

Net decrease	$(20,101,493)	$(66,267,661)

Class B Shares:
Sold	$402,533	$1,304,945
Redeemed*	(2,352,222)	(7,120,926)

Net decrease	$(1,949,689)	$(5,815,981)

Class C Shares:
Sold	$480,891	$1,278,251
Redeemed	(5,124,327)	(16,457,945)

Net decrease	$(4,643,436)	$(15,179,694)

Class K Shares:
Sold	$—	$—
Redeemed	—	(1,595)

Net decrease	$—	$(1,595)

Class R Shares:
Sold	$56	$21,506
Redeemed	(29,992)	(23,851)

Net decrease	$(29,936)	$(2,345)

Class Y Shares:
Sold	$538,059	$9,386,668
Redeemed	(1,428,284)	(2,541,561)

Net increase/(decrease)	$(890,225)	$6,845,107

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	147,281	433,534
Issued in exchange for proceeds received in merger	—	708,786
Redeemed	(1,402,280)	(4,086,191)

Net decrease	(1,254,999)	(2,943,871)

Class B Shares:
Sold	28,216	61,502
Redeemed*	(164,884)	(335,951)

Net decrease	(136,668)	(274,449)

Class C Shares:
Sold	36,808	59,909
Redeemed	(348,283)	(773,211)

Net decrease	(311,475)	(713,302)

Class K Shares:
Sold	—	—
Redeemed	—	(75)

Net decrease	—	(75)

Class R Shares:
Sold	3	1,071
Redeemed	(1,496)	(1,058)

Net increase/(decrease)	(1,493)	13

Class Y Shares:
Sold	35,972	400,484
Redeemed	(85,716)	(112,136)

Net increase/(decrease)	(49,744)	288,348

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$20.51		$23.41	$19.29	$17.70		$18.53	$14.58

Income/(loss) from investment operations:
Net investment loss	(0.16)		(0.37)	(0.37)	(0.24)		(0.31)	(0.40)
Net realized and unrealized gain/(loss) on investments	(7.27)		(2.53)	4.49	1.75		(0.52)	4.35

Total from investment operations	(7.43)		(2.90)	4.12	1.51		(0.83)	3.95

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.08		—	—

Net asset value, end of period	$13.08		$20.51	$23.41	$19.29		$17.70	$18.53

Total return(d)	(36.23)%		(12.43)%	21.41%	9.11	%(e)	(4.59)%	27.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$164,604		$283,745	$392,918	$445,453		$358,457	$362,780
Ratio of operating expenses to average net assets	2.65	%(f)	2.08%	2.33%	2.18%		2.29%	2.47%
Ratio of net investment loss to average net assets	(1.97	)%(f)	(1.61)%	(1.83)%	(1.19)%		(1.75)%	(2.36)%
Portfolio turnover rate	45%		96%	62%	82%		72%	43%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.65	%(f)	2.08%	2.33%	2.18%		2.31%	2.55%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.65% for Class A Shares and 7.87% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$19.02		$21.88	$18.16	$16.79		$17.71	$14.04

(0.21)		(0.50)	(0.49)	(0.37)		(0.42)	(0.50)

(6.72)		(2.36)	4.21	1.66		(0.50)	4.17

(6.93)		(2.86)	3.72	1.29		(0.92)	3.67

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.08		—	—

$12.09		$19.02	$21.88	$18.16		$16.79	$17.71

(36.47)%		(13.07)%	20.47%	8.35	%(e)	(5.31)%	26.14%

$14,700		$25,728	$35,603	$47,126		$196,038	$414,394

3.40	%(f)	2.83%	3.08%	2.95%		3.04%	3.22%

(2.72	)%(f)	(2.36)%	(2.59)%	(2.04)%		(2.47)%	(3.11)%
45%		96%	62%	82%		72%	43%

3.40	%(f)	2.83%	3.08%	2.95%		3.06%	3.30%

See Notes to Financial Statements.

13

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$19.03		$21.90	$18.17	$16.80		$17.72	$14.05

Income/(loss) from investment operations:
Net investment loss	(0.21)		(0.50)	(0.49)	(0.37)		(0.42)	(0.50)
Net realized and unrealized gain/(loss) on investments	(6.72)		(2.37)	4.22	1.66		(0.50)	4.17

Total from investment operations	(6.93)		(2.87)	3.73	1.29		(0.92)	3.67

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.08		—	—

Net asset value, end of period	$12.10		$19.03	$21.90	$18.17		$16.80	$17.72

Total return(d)	(36.45)%		(13.06)%	20.46%	8.34	%(e)	(5.30)%	26.12%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$33,202		$58,172	$82,541	$99,230		$124,925	$193,615
Ratio of operating expenses to average net assets	3.40	%(f)	2.83%	3.08%	2.94%		3.04%	3.22%
Ratio of net investment loss to average net assets	(2.72	)%(f)	(2.37)%	(2.59)%	(1.99)%		(2.49)%	(3.11)%
Portfolio turnover rate	45%		96%	62%	82%		72%	43%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.40	%(f)	2.83%	3.08%	2.94%		3.06%	3.30%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 3, 1998 and April 30, 2002, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class C Shares and 8.71% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$20.51		$23.40	$19.30	$17.71		$18.54	$14.59

(0.16)		(0.35)	(0.36)	(0.24)		(0.31)	(0.40)

(7.26)		(2.54)	4.46	1.75		(0.52)	4.35

(7.42)		(2.89)	4.10	1.51		(0.83)	3.95

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.08		—	—

$13.09		$20.51	$23.40	$19.30		$17.71	$18.54

(36.18)%		(12.35)%	21.64%	9.16	%(e)	(4.59)%	27.00%

$2		$3	$5	$17		$68	$227

2.53	%(f)	2.02%	2.31%	2.20%		2.29%	2.47%

(1.86	)%(f)	(1.53)%	(1.80)%	(1.24)%		(1.71)%	(2.36)%
45%		96%	62%	82%		72%	43%

2.53	%(f)	2.02%	2.31%	2.20%		2.31%	2.55%

See Notes to Financial Statements.

15

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year		Period
	12/31/08(b)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$20.29		$23.23	$19.20	$17.66		$15.78

Income/(loss) from investment operations:
Net investment loss	(0.19)		(0.42)	(0.43)	(0.29)		(0.32)
Net realized and unrealized gain/(loss) on investments	(7.17)		(2.52)	4.46	1.75		2.20

Total from investment operations	(7.36)		(2.94)	4.03	1.46		1.88

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	0.08		—

Net asset value, end of period	$12.93		$20.29	$23.23	$19.20		$17.66

Total return(d)	(36.31)%		(12.65)%	21.04%	8.84	%(e)	11.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8		$43	$49	$12		$11
Ratio of operating expenses to average net assets	2.74	%(f)	2.33%	2.55%	2.42%		2.54	%(f)
Ratio of net investment loss to average net assets	(2.06	)%(f)	(1.86)%	(2.07)%	(1.46)%		(1.92	)%(f)
Portfolio turnover rate	45%		96%	62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.74	%(f)	2.33%	2.55%	2.42%		2.56	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 1, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.39% for Class R Shares and 8.99% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

Y Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$21.07		$24.00	$19.72	$18.05		$18.85	$14.79

(0.15)		(0.31)	(0.33)	(0.20)		(0.27)	(0.36)

(7.46)		(2.62)	4.61	1.79		(0.53)	4.42

(7.61)		(2.93)	4.28	1.59		(0.80)	4.06

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.08		—	—

$13.46		$21.07	$24.00	$19.72		$18.05	$18.85

(36.15)%		(12.17)%	21.64%	9.43	%(e)	(4.35)%	27.36%

$7,049		$12,083	$6,841	$6,050		$5,574	$6,328

2.40	%(f)	1.81%	2.07%	1.93%		2.04%	2.22%

(1.72	)%(f)	(1.34)%	(1.56)%	(0.99)%		(1.47)%	(2.11)%
45%		96%	62%	82%		72%	43%

2.40	%(f)	1.81%	2.07%	1.93%		2.06%	2.30%

See Notes to Financial Statements.

17

[This Page Intentionally Left Blank]

18

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Internet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On December 14, 2007, the Fund acquired all of the assets and assumed all of the liabilities of The Munder @Vantage Fund (“@Vantage”) in a tax-free exchange of shares and the subsequent liquidation of @Vantage. The Agreement and Plan of Reorganization, Liquidation, Deregistration, Termination and Dissolution was approved by the shareholders of @Vantage at a Special Meeting of the Shareholders held on December 6, 2007.

Number of Shares outstanding of @Vantage prior to merger	1,802,966
Number of Shares issued of the Fund for Shares of @Vantage:
Class A	708,786

Unrealized depreciation immediately prior to acquisition of all assets and assumption of all liabilities of @Vantage was $667,048.

19

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of @Vantage.

	Prior to Merger	After Merger

Net assets of @Vantage	$17,002,897	$—
Net assets of the Fund
Class A	363,287,898	380,290,795
Class B	33,347,594	33,347,594
Class C	76,667,159	76,667,159
Class K	4,842	4,842
Class R	50,298	50,298
Class Y	14,404,082	14,404,082

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments

20

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$220,844,318
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	64,711

Total	$220,909,029

21

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$123,689
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(58,978)
Transfers in and/or out of Level 3	—

Balance as of 12/31/2008	$64,711

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When

22

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are

23

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period through October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging

24

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% on the first $1 billion of its average daily net assets; and 0.85% on assets exceeding $1 billion. During the period ended December 31, 2008, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $200,288 before payment of sub-administration fees and $133,222 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1351% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $4,027 in advisory

25

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

fees before waivers and expense reimbursements ($442 after waivers and expense reimbursements) and $1,695 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

26

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $133,473,159 and $152,172,783, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,640,749, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $168,936,743 and net depreciation for financial reporting purposes was $166,295,994. At December 31, 2008, aggregate cost for financial reporting purposes was $387,205,023.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
Affiliated Company	6/30/08	Cost	Shares	Proceeds	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$11,755,606	$32,123,409	32,123,409	$42,430,231	42,430,231	$1,448,784	$44,265	$—

7.	Investment Concentration

The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of December 31, 2008, more than 25% of the Fund’s net assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not

27

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $1,789.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, partnership basis adjustments, adjustments related to the merger with the Munder @Vantage Fund and capital loss carryforwards permanently lost due to limitations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-In Capital

$8,189,581	$(2,667,360)	$(5,522,221)

28

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Post
October	Capital Loss	Unrealized
Loss	Carryover	Depreciation	Total

$(17,708,186)	$(3,449,681,165)	$(73,581,974)	$(3,540,971,325)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $3,449,681,165 of unused capital losses of which $3,396,884, $2,134,631,669, $864,896,630, $245,904,886, $158,927,662 and $41,923,434 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. In addition, $3,396,884 of the losses expiring in 2009, $13,113,542 and $2,539,920 of the losses expiring in 2010 and 2011 and $2,705,379 of the losses expiring in 2011 may be further limited as these amounts were acquired in the reorganizations with the Munder International NetNet Fund that occurred on May 3, 2002, the Amerindo Technology Fund that occurred on October 21, 2005 and the Munder @Vantage Fund that occurred on December 14, 2007, respectively. In addition, the Fund obtained unrealized built in gains of $9,254,384 in the merger with the Amerindo Technology Fund. The Fund may be able to further reduce future realized gains by up to this amount.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $54,579,640.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $17,708,186.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three

29

Munder Internet Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

[This Page Intentionally Left Blank]

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNNET1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Large-Cap Growth Fund
Class A, B, C, K, R & Y Shares
Munder Multi-Cap Growth Fund
Class A, C, K, R, Y & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

Portfolios of Investments:
1	Munder Large-Cap Growth Fund
7	Munder Multi-Cap Growth Fund
14	Statements of Assets and Liabilities
16	Statements of Operations
17	Statements of Changes in Net Assets
20	Statements of Changes in Net Assets — Capital Stock Activity
24	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities. A substantial portion of each Fund’s assets is invested in information technology securities, which tend to be relatively volatile. Each Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2008, which are further broken down by industry, are contained in the Portfolios of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

MUNDER LARGE-CAP GROWTH FUND

 SECTOR ALLOCATION

ii

MUNDER MULTI-CAP GROWTH FUND

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Munder Large-Cap Growth Portfolio Management Team: Michael Gura and Thomas Kenny

The double-digit negative returns of the Large-Cap Growth Fund and its benchmark during the last six months of 2008 reflected the turmoil in the stock market, as well as the weaker performance of growth stocks relative to value stocks. The Fund posted a return of -35.33% for the six months ended December 31, 2008, compared to the -32.31% return for the Russell 1000® Growth Index, the -33.25% median return for the Lipper universe of large-cap growth funds and the -34.75% median return for the Lipper universe of multi-cap growth funds. (The Fund is included in the Lipper multi-cap growth universe.)

The Fund lagged its Russell 1000® Growth benchmark during the six-month period, with the Fund’s strength in the financials sector offset by weakness in the industrials and consumer staples sectors.

The lack of a position in American Express and an overweight in TD AMERITRADE (0.8% of the Fund) were the primary reasons for the Fund’s relative strength in the financials sector. Holdings with strong performance in other sectors included McDonald’s (2.7% of the Fund) in the consumer discretionary sector, Abbott Laboratories (3.0% of the Fund) and Perrigo (1.3% of the Fund) in the health care sector, and Open Text (1.2% of the Fund) in the information technology sector.

iii

In contrast to these positive factors, the industrials sector subtracted over three percentage points from the Fund’s relative performance for the six-month period. The sector’s lagging performance was due primarily to overweights in Bucyrus International (0.6% of the Fund), Flowserve (0.7% of the Fund), General Cable, which was eliminated from the Fund in October, and GrafTech International and Cummins, both of which were sold from the Fund in November.

The consumer staples sector detracted approximately one percentage point from the Fund’s relative returns, due largely to an overweight in Central European Distribution. The stock was eliminated from the Fund in December. An overweight in Wimm-Bill-Dann Foods, which was sold in August, also had a negative impact on the relative performance in the sector.

Munder Multi-Cap Growth Portfolio Management Team: Michael Gura and Thomas Kenny

The Munder Multi-Cap Growth Fund commenced operations on July 1, 2008. Reflecting the negative stock market environment, as well as the lagging performance of growth stocks relative to value stocks, the Fund generated a return of -41.79% for the six months ended December 31, 2008, relative to the -29.52% return for the Russell 3000® Index and the -34.75% median return for the Lipper universe of multi-cap growth funds.

The Fund significantly underperformed its Russell 3000® benchmark for the six-month period, with strength in the information technology sector offset by weakness in the Fund’s holdings in the industrials, consumer staples and energy sectors. An overweight in the materials sector also had a negative impact on the Fund’s relative performance.

Overweights in NetEase.com (1.6% of the Fund) and Hewlett-Packard (2.3% of the Fund) were primarily responsible for the Fund’s relative strength in the information technology sector. Notable positive contributions to the Fund’s relative performance in other sectors included the lack of a position in either Citigroup or American International Group (AIG) in the financials sector, overweights in Gilead Sciences (2.6% of the Fund) and Abbott Laboratories (1.9% of the Fund) in the health care sector, and an overweight in Chevron (3.3% of the Fund) and lack of a position in Schlumberger in the energy sector.

The Fund’s lagging performance in the industrials sector was largely due to overweighted positions in Robbins & Myers (0.5% of the Fund), Bucyrus International (1.3% of the Fund), SunPower (1.7% of the Fund), Cummins and GrafTech International. Cummins and GrafTech were eliminated from the Fund in November.

Central European Distribution (1.0% of the Fund) was the primary detractor from the Fund’s relative performance in the consumer staples sector, subtracting over one percentage point compared to the Russell 3000® Index. The stock was eliminated from the Fund in November. An overweight in Herbalife, which was sold in November, and the

iv

lack of a position in Proctor & Gamble also had a negative impact on the Fund’s relative strength in the consumer staples sector.

The Fund’s relative underperformance in the energy sector was mostly attributable to overweighted positions in a number of stocks, including Transocean (1.0% of Fund), Denbury Resources and Superior Energy Services, both eliminated from the Fund in October, and Helmerich & Payne and National Oilwell Varco, both eliminated from the Fund in December.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000® Index is a capitalization-weighted index that represents approximately 98% of the investable U.S. equity market. The Russell 1000® Growth Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index) with higher price-to-book ratios and higher forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as both Funds. The Lipper large-cap growth funds universe data is being provided as supplemental information and the Munder Large-Cap Growth Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Shareholder Fee Example (Unaudited)

(continued)

Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder Large-Cap Growth Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	7/1/08	12/31/08	7/1/08-12/31/08*	Ratio

Actual
Class A	$1,000.00	$645.70	$6.35	1.53%
Class B	$1,000.00	$643.80	$9.45	2.28%
Class C	$1,000.00	$643.50	$9.44	2.28%
Class K	$1,000.00	$646.00	$6.39	1.54%
Class R	$1,000.00	$644.80	$7.46	1.80%
Class Y	$1,000.00	$646.70	$5.31	1.28%

Hypothetical
Class A	$1,000.00	$1,017.49	$7.78	1.53%
Class B	$1,000.00	$1,013.71	$11.57	2.28%
Class C	$1,000.00	$1,013.71	$11.57	2.28%
Class K	$1,000.00	$1,017.44	$7.83	1.54%
Class R	$1,000.00	$1,016.13	$9.15	1.80%
Class Y	$1,000.00	$1,018.75	$6.51	1.28%

vii

Munder Multi-Cap Growth Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	7/1/08	12/31/08	7/1/08-12/31/08*	Ratio

Actual
Class A	$1,000.00	$581.40	$6.82	1.71%
Class C	$1,000.00	$579.20	$9.79	2.46%
Class K	$1,000.00	$581.40	$6.82	1.71%
Class R	$1,000.00	$578.70	$7.80	1.96%
Class Y	$1,000.00	$582.10	$5.82	1.46%
Class I	$1,000.00	$582.90	$4.79	1.20%

Hypothetical
Class A	$1,000.00	$1,016.59	$8.69	1.71%
Class C	$1,000.00	$1,012.80	$12.48	2.46%
Class K	$1,000.00	$1,016.59	$8.69	1.71%
Class R	$1,000.00	$1,015.32	$9.96	1.96%
Class Y	$1,000.00	$1,017.85	$7.43	1.46%
Class I	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed in the table for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the tables do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

viii

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 96.6%
Consumer Discretionary — 11.1%
Diversified Consumer Services — 1.6%
7,200	Apollo Group Inc, Class A †	$551,664
2,700	Strayer Education Inc	578,907

		1,130,571

Hotels, Restaurants & Leisure — 4.0%
20,575	Burger King Holdings Inc	491,331
30,950	McDonald’s Corp	1,924,780
15,300	WMS Industries Inc †	411,570

		2,827,681

Media — 3.1%
49,400	Comcast Corp, Class A Special	797,810
18,060	John Wiley & Sons Inc, Class A	642,575
41,125	Shaw Communications Inc, Class B	727,090

		2,167,475

Multiline Retail — 0.8%
12,400	Dollar Tree Inc †	518,320

Specialty Retail — 0.9%
29,950	Buckle Inc/The	653,509

Textiles, Apparel & Luxury Goods — 0.7%
9,400	Nike Inc, Class B	479,400

Total Consumer Discretionary		7,776,956

Consumer Staples — 15.0%
Beverages — 3.4%
14,350	Coca-Cola Co/The	649,624
9,950	Molson Coors Brewing Co, Class B	486,754
22,675	PepsiCo Inc	1,241,910

		2,378,288

Food & Staples Retailing — 4.5%
33,500	Kroger Co/The	884,735
40,525	Wal-Mart Stores Inc	2,271,832

		3,156,567

Food Products — 1.2%
19,600	Kellogg Co	859,460

See Notes to Financial Statements.

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Household Products — 3.9%
8,600	Church & Dwight Co Inc	$482,632
12,600	Colgate-Palmolive Co	863,604
22,559	Procter & Gamble Co	1,394,597

		2,740,833

Tobacco — 2.0%
31,100	Philip Morris International Inc	1,353,161

Total Consumer Staples		10,488,309

Energy — 7.2%
Energy Equipment & Services — 2.7%
4,525	Core Laboratories NV	270,867
17,875	National Oilwell Varco Inc †	436,865
17,000	Schlumberger Ltd	719,610
9,650	Transocean Ltd †	455,962

		1,883,304

Oil, Gas & Consumable Fuels — 4.5%
12,675	Chevron Corp	937,570
11,625	Exxon Mobil Corp	928,024
12,200	Occidental Petroleum Corp	731,878
17,700	Whiting Petroleum Corp †	592,242

		3,189,714

Total Energy		5,073,018

Financials — 4.0%
Capital Markets — 2.0%
14,950	Bank of New York Mellon Corp/The	423,534
7,400	Northern Trust Corp	385,836
40,300	TD Ameritrade Holding Corp †	574,275

		1,383,645

Commercial Banks — 0.7%
10,700	Credicorp Ltd	534,572

Insurance — 1.3%
19,875	Aflac Inc	911,070

Total Financials		2,829,287

See Notes to Financial Statements.

Shares		Value

Health Care — 16.9%
Biotechnology — 3.5%
7,275	Biogen Idec Inc †	$346,508
6,400	Celgene Corp †	353,792
4,500	Genentech Inc †	373,095
27,325	Gilead Sciences Inc †	1,397,401

		2,470,796

Health Care Equipment & Supplies — 1.9%
18,200	Baxter International Inc	975,338
11,200	Medtronic Inc	351,904

		1,327,242

Health Care Providers & Services — 4.8%
8,900	Amedisys Inc †	367,926
15,900	Express Scripts Inc †	874,182
28,800	Medco Health Solutions Inc †	1,207,008
33,075	Psychiatric Solutions Inc †	921,139

		3,370,255

Pharmaceuticals — 6.7%
39,875	Abbott Laboratories	2,128,129
38,000	Bristol-Myers Squibb Co	883,500
12,773	Johnson & Johnson	764,208
29,000	Perrigo Co	936,990

		4,712,827

Total Health Care		11,881,120

Industrials — 12.5%
Aerospace & Defense — 1.8%
24,200	United Technologies Corp	1,297,120

Air Freight & Logistics — 0.9%
11,000	United Parcel Service Inc, Class B	606,760

Construction & Engineering — 1.9%
17,800	Aecom Technology Corp †	546,994
16,575	Jacobs Engineering Group Inc †	797,257

		1,344,251

See Notes to Financial Statements.

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 3.3%
30,375	ABB Ltd, ADR	$455,929
14,500	Ametek Inc	438,045
5,825	First Solar Inc †	803,617
16,500	Sunpower Corp, Class A †	610,500

		2,308,091

Industrial Conglomerates — 0.9%
11,400	3M Co	655,956

Machinery — 1.3%
22,850	Bucyrus International Inc	423,182
8,875	Flowserve Corp	457,063

		880,245

Road & Rail — 2.4%
13,300	Burlington Northern Santa Fe Corp	1,006,943
13,900	Union Pacific Corp	664,420

		1,671,363

Total Industrials		8,763,786

Information Technology — 27.8%
Communications Equipment — 4.9%
101,742	Cisco Systems Inc †	1,658,394
35,000	QUALCOMM Inc	1,254,050
13,100	Research In Motion Ltd †	531,598

		3,444,042

Computers & Peripherals — 8.7%
22,975	Apple Inc †	1,960,916
62,300	Hewlett-Packard Co	2,260,867
22,650	International Business Machines Corp	1,906,224

		6,128,007

Electronic Equipment & Instruments — 1.1%
25,700	Flir Systems Inc †	788,476

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Internet Software & Services — 5.1%
4,580	Baidu.com, ADR †	$598,011
4,550	Google Inc, Class A †	1,399,807
33,900	Netease.com, ADR †	749,190
27,775	Open Text Corp †	836,861

		3,583,869

Semiconductors & Semiconductor Equipment — 2.5%
120,850	Intel Corp	1,771,661

Software — 5.5%
130,725	Microsoft Corp	2,541,294
72,675	Oracle Corp †	1,288,528

		3,829,822

Total Information Technology		19,545,877

Materials — 2.1%
Chemicals — 2.1%
15,700	Airgas Inc	612,143
7,700	FMC Corp	344,421
9,100	Praxair Inc	540,176

		1,496,740

TOTAL COMMON STOCKS
(Cost $78,310,578)		67,855,093

INVESTMENT COMPANY SECURITY — 2.8%
(Cost $1,971,670)
1,971,670	Institutional Money Market Fund (a)	1,971,670

TOTAL INVESTMENTS
(Cost $80,282,248)	99.4%	69,826,763
OTHER ASSETS AND LIABILITIES (Net)	0.6	405,275

NET ASSETS	100.0%	$70,232,038

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.9%	$63,150,975
Canada	3.0	2,095,549
China	1.9	1,347,201
Bermuda	0.8	534,572
Switzerland	0.6	455,929
Netherlands	0.4	270,867

TOTAL COMMON STOCKS	96.6	67,855,093
INVESTMENT COMPANY SECURITY	2.8	1,971,670

TOTAL INVESTMENTS	99.4	69,826,763
OTHER ASSETS AND LIABILITIES (Net)	0.6	405,275

NET ASSETS	100.0%	$70,232,038

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 102.4%
Consumer Discretionary — 15.5%
Diversified Consumer Services — 2.9%
395	New Oriental Education & Technology Group, ADR †	$21,672
100	Strayer Education Inc	21,621

		43,293

Hotels, Restaurants & Leisure — 2.7%
285	McDonald’s Corp	17,724
865	WMS Industries Inc †	23,269

		40,993

Internet & Catalog Retail — 3.2%
740	NetFlix Inc †	22,251
355	priceline.com Inc †	26,146

		48,397

Media — 2.3%
735	Comcast Corp, Class A Special	11,870
1,235	Shaw Communications Inc, Class B	21,835

		33,705

Specialty Retail — 2.8%
862	Buckle Inc/The	18,809
4,170	Sally Beauty Holdings Inc †	23,727

		42,536

Textiles, Apparel & Luxury Goods — 1.6%
290	Deckers Outdoor Corp †	23,162

Total Consumer Discretionary		232,086

Consumer Staples — 6.9%
Beverages — 2.0%
735	Central European Distribution Corp †	14,479
280	PepsiCo Inc	15,336

		29,815

Food & Staples Retailing — 2.2%
310	CVS/Caremark Corp	8,909
425	Wal-Mart Stores Inc	23,826

		32,735

Food Products — 1.4%
880	Flowers Foods Inc	21,418

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Tobacco — 1.3%
430	Philip Morris International Inc	$18,709

Total Consumer Staples		102,677

Energy — 11.1%
Energy Equipment & Services — 2.0%
275	Diamond Offshore Drilling Inc	16,209
305	Transocean Ltd †	14,411

		30,620

Oil, Gas & Consumable Fuels — 9.1%
660	Chevron Corp	48,820
830	Exxon Mobil Corp	66,259
550	World Fuel Services Corp	20,613

		135,692

Total Energy		166,312

Financials — 11.7%
Capital Markets — 2.6%
605	Bank of New York Mellon Corp/The	17,140
545	Charles Schwab Corp/The	8,813
340	State Street Corp	13,372

		39,325

Commercial Banks — 2.3%
455	Credicorp Ltd	22,732
415	Wells Fargo & Co	12,234

		34,966

Diversified Financial Services — 2.2%
735	Bank of America Corp	10,349
700	JPMorgan Chase & Co	22,071

		32,420

Insurance — 1.8%
575	Aflac Inc	26,358

Real Estate Investment Trusts (REITs) — 1.4%
1,385	Annaly Capital Management Inc	21,777

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance — 1.4%
1,280	Hudson City Bancorp Inc	$20,429

Total Financials		175,275

Health Care — 16.6%
Biotechnology — 4.6%
760	Cubist Pharmaceuticals Inc †	18,361
125	Genentech Inc †	10,364
770	Gilead Sciences Inc †	39,378

		68,103

Health Care Equipment & Supplies — 1.4%
395	Baxter International Inc	21,168

Health Care Providers & Services — 5.7%
485	Amedisys Inc †	20,050
430	Express Scripts Inc †	23,641
495	Medco Health Solutions Inc †	21,004
705	Psychiatric Solutions Inc †	19,634

		84,329

Pharmaceuticals — 4.9%
520	Abbott Laboratories	27,753
425	Bristol-Myers Squibb Co	9,881
605	Johnson & Johnson	36,197

		73,831

Total Health Care		247,431

Industrials — 15.2%
Aerospace & Defense — 1.8%
125	Elbit Systems Ltd	5,762
405	United Technologies Corp	21,708

		27,470

Electrical Equipment — 4.4%
1,220	ABB Ltd, ADR	18,312
160	First Solar Inc †	22,074
670	Sunpower Corp, Class A †	24,790

		65,176

Industrial Conglomerates — 0.8%
720	General Electric Co	11,664

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 3.0%
1,060	Bucyrus International Inc	$19,631
350	Flowserve Corp	18,025
470	Robbins & Myers Inc	7,600

		45,256

Road & Rail — 5.2%
545	CSX Corp	17,696
705	Genesee & Wyoming Inc, Class A †	21,503
415	Norfolk Southern Corp	19,526
385	Union Pacific Corp	18,403

		77,128

Total Industrials		226,694

Information Technology — 20.1%
Communications Equipment — 3.4%
1,165	Cisco Systems Inc †	18,990
620	Harris Corp	23,591
235	QUALCOMM Inc	8,420

		51,001

Computers & Peripherals — 4.4%
150	Apple Inc †	12,803
950	Hewlett-Packard Co	34,475
215	International Business Machines Corp	18,094

		65,372

Electronic Equipment & Instruments — 1.4%
695	Flir Systems Inc †	21,323

Information Technology Services — 2.8%
605	Global Payments Inc	19,838
150	Mastercard Inc, Class A	21,076

		40,914

Internet Software & Services — 5.0%
165	Baidu Inc, ADR †	21,544
20	Google Inc, Class A †	6,153
1,050	Netease.com, ADR †	23,205
795	Open Text Corp †	23,953

		74,855

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment — 1.0%
980	Intel Corp	$14,367

Software — 2.1%
790	Microsoft Corp	15,358
935	Oracle Corp †	16,577

		31,935

Total Information Technology		299,767

Materials — 4.0%
Chemicals — 2.2%
490	FMC Corp	21,918
115	Monsanto Co	8,090
65	NewMarket Corp	2,269

		32,277

Containers & Packaging — 1.4%
625	Rock-Tenn Co, Class A	21,363

Metals & Mining — 0.4%
485	Cia Vale do Rio Doce, ADR	5,873

Total Materials		59,513

Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
700	AT&T Inc	19,950

TOTAL COMMON STOCKS
(Cost $1,805,170)		1,529,705

INVESTMENT COMPANY SECURITY — 2.8%
(Cost $41,268)
41,268	Institutional Money Market Fund (a)	41,268

TOTAL INVESTMENTS
(Cost $1,846,438)	105.2%	1,570,973
OTHER ASSETS AND LIABILITIES (Net)	(5.2)	(77,653)

NET ASSETS	100.0%	$1,493,320

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.4%	$1,364,817
China	4.4	66,421
Canada	3.1	45,788
Bermuda	1.5	22,732
Switzerland	1.2	18,312
Brazil	0.4	5,873
Israel	0.4	5,762

TOTAL COMMON STOCKS	102.4	1,529,705
INVESTMENT COMPANY SECURITY	2.8	41,268

TOTAL INVESTMENTS	105.2	1,570,973
OTHER ASSETS AND LIABILITIES (Net)	(5.2)	(77,653)

NET ASSETS	100.0%	$1,493,320

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Large-Cap Growth and Multi-Cap Growth Funds

Statements of Assets and Liabilities, December 31, 2008 (Unaudited)

	Munder	Munder
	Large-Cap	Multi-Cap
	Growth Fund	Growth Fund

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies(a)	$67,855,093	$1,529,705
Securities of affiliated company(b)	1,971,670	41,268

Total Investments	69,826,763	1,570,973
Dividends receivable	91,333	1,929
Receivable for investment securities sold	585,502	165,214
Receivable for Fund shares sold	40,738	39
Receivable from Advisor	—	28,477
Prepaid expenses and other assets	40,523	2,942

Total Assets	70,584,859	1,769,574

LIABILITIES:
Payable for investment securities purchased	—	184,134
Payable for Fund shares redeemed	212,918	—
Trustees’ fees and expenses payable	59,292	11,054
Transfer agency/record keeping fees payable	19,915	8,367
Administration fees payable	9,551	7,518
Shareholder servicing fees payable — Class K Shares	5,986	10
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	5,403	299
Investment advisory fees payable	1,431	865
Custody fees payable	752	3,966
Accrued expenses and other payables	37,573	60,041

Total Liabilities	352,821	276,254

NET ASSETS	$70,232,038	$1,493,320

Investments, at cost	$80,282,248	$1,846,438

(a)	Cost of $78,310,578 and $1,805,170 for the Munder Large-Cap Growth Fund and Munder Multi-Cap Growth Fund, respectively.

(b)	Cost of $1,971,670 and $41,268 for the Munder Large-Cap Growth Fund and Munder Multi-Cap Growth Fund, respectively.

See Notes to Financial Statements.

	Munder		Munder
	Large-Cap		Multi-Cap
	Growth Fund		Growth Fund

NET ASSETS consist of:
Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$78,734		$(4,596)
Accumulated net realized loss on investments sold	(22,780,796)		(456,289)
Net unrealized depreciation of investments	(10,455,485)		(275,465)
Paid-in capital	103,389,585		2,229,670

	$70,232,038		$1,493,320

NET ASSETS:
Class A Shares	$11,836,181		$301,847

Class B Shares	$1,376,802		$— †

Class C Shares	$2,381,257		$271,390

Class K Shares	$27,874,077		$48,338

Class R Shares	$4,219		$48,342

Class Y Shares	$26,759,502		$775,005

Class I Shares	$—	††	$48,398

SHARES OUTSTANDING:
Class A Shares	1,174,414		52,192

Class B Shares	157,804		— †

Class C Shares	270,432		46,923

Class K Shares	2,758,136		8,357

Class R Shares	421		8,389

Class Y Shares	2,534,306		134,069

Class I Shares	—	††	8,368

CLASS A SHARES:
Net asset value and redemption price per share	$10.08		$5.78

Maximum sales charge	5.50%		5.50%
Maximum offering price per share	$10.67		$6.12

CLASS B SHARES:
Net asset value and offering price per share*	$8.72		$— †

CLASS C SHARES:
Net asset value and offering price per share*	$8.81		$5.78

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.11		$5.78

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.02		$5.76

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.56		$5.78

CLASS I SHARES:
Net asset value, offering price and redemption per share	$—	††	$5.78

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

†	Munder Multi-Cap Growth Fund does not offer Class B Shares.

††	Munder Large-Cap Growth Fund does not offer Class I Shares.

See Notes to Financial Statements.

Munder Large-Cap Growth and Multi-Cap Growth Funds

Statements of Operations, For the Period Ended December 31, 2008 (Unaudited)

	Munder	Munder
	Large-Cap	Multi-Cap
	Growth Fund	Growth Fund(a)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(b)	$676,838	$10,922
Dividends on securities of affiliated company	22,858	990
Securities lending, net of borrower rebates	75,367	—

Total Investment Income	775,063	11,912

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	20,850	284
Class B Shares	9,167	— *
Class C Shares	13,955	991
Class R Shares	13	159
Shareholder servicing fees:
Class K Shares	42,849	79
Investment advisory fees	331,884	4,616
Administration fees	71,737	44,386
Transfer agency/record keeping fees(c)	52,771	25,102
Registration and filing fees(d)	27,097	29,622
Legal and audit fees	24,637	25,816
Printing and mailing fees(e)	21,894	15,673
Custody fees	17,063	22,588
Trustees’ fees and expenses	12,605	18,027
Other	8,530	6,452

Total Expenses	655,052	193,795
Expenses reimbursed by Advisor	—	(183,375)

Net Expenses	655,052	10,420

NET INVESTMENT INCOME	120,011	1,492

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(16,747,307)	(456,291)
Foreign currency-related transactions	(40)	2
Net change in unrealized appreciation/(depreciation) of:
Securities	(22,062,054)	(275,465)
Foreign currency-related transactions	146	—

Net realized and unrealized loss on investments	(38,809,255)	(731,754)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,689,244)	$(730,262)

*	Munder Multi-Cap Growth Fund does not offer Class B Shares.

(a)	The Munder Multi-Cap Growth Fund commenced operations on July 1, 2008.

(b)	Net of foreign withholding taxes of $11,505 and $100 for the Munder Large-Cap Growth Fund and Munder Multi-Cap Growth Fund, respectively.

(c)	Transfer agency/record keeping fees — The amounts for Munder Multi-Cap Growth Fund, Class A, C, K, R, Y & I were $4,263, $3,678, $2,839, $2,839, $8,643 and $2,840, respectively.

(d)	Registration and filing fees — The amounts for Munder Multi-Cap Growth Fund, Class A, C, K, R, Y & I were $4,966, $4,364, $2,540, $2,540, $10,849 and $4,363, respectively.

(e)	Printing and mailing fees — The amounts for Munder Multi-Cap Growth Fund, Class A, C, K, R, Y & I were $2,802, $2,455, $1,363, $1,363, $6,326 and $1,364, respectively.

See Notes to Financial Statements.

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income/(loss)	$120,011	$(370,543)
Net realized loss from security and foreign currency-related transactions	(16,747,347)	(3,652,995)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(22,061,908)	(5,204,774)

Net decrease in net assets resulting from operations	(38,689,244)	(9,228,312)
Distributions to shareholders from net realized gains:
Class A Shares	—	(1,918,192)
Class B Shares	—	(242,290)
Class C Shares	—	(314,624)
Class K Shares	—	(3,383,093)
Class R Shares	—	(535)
Class Y Shares	—	(3,037,638)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,959,112)	(796,100)
Class B Shares	(207,572)	102,672
Class C Shares	(5,325)	762,535
Class K Shares	505,268	3,134,962
Class R Shares	—	535
Class Y Shares	515,386	4,322,093
Short-term trading fees	87	6,602

Net decrease in net assets	(40,840,512)	(10,591,385)
NET ASSETS:
Beginning of period	111,072,550	121,663,935

End of period	$70,232,038	$111,072,550

Undistributed net investment income/(Accumulated net investment loss)	$78,734	$(41,277)

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund

Statements of Changes in Net Assets

Period Ended
December 31, 2008(a)
(Unaudited)

Net investment income	$1,492
Net realized loss from security and foreign currency-related transactions	(456,289)
Net change in net unrealized appreciation/(depreciation) of security and foreign currency-related transactions	(275,465)

Net decrease in net assets resulting from operations	(730,262)
Dividends to shareholders from net investment income:
Class A Shares	(1,168)
Class C Shares	(93)
Class K Shares	(192)
Class R Shares	(311)
Class Y Shares	(4,012)
Class I Shares	(312)
Net increase in net assets from Fund share transactions:
Class A Shares	443,875
Class C Shares	395,900
Class K Shares	83,468
Class R Shares	83,646
Class Y Shares	1,138,377
Class I Shares	83,525
Short-term trading fees	879

Net increase in net assets	1,493,320
NET ASSETS:
Beginning of period	—

End of period	$1,493,320

Accumulated distributions in excess of net investment income	$(4,596)

(a)	The Fund commenced operations on July 1, 2008.

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$558,964	$2,447,281
Issued as reinvestment of distributions	—	1,380,715
Redeemed	(3,518,076)	(4,624,096)

Net decrease	$(2,959,112)	$(796,100)

Class B Shares:
Sold	$39,109	$828,598
Issued as reinvestment of distributions	—	157,934
Redeemed*	(246,681)	(883,860)

Net increase/(decrease)	$(207,572)	$102,672

Class C Shares:
Sold	$630,646	$1,149,778
Issued as reinvestment of distributions	—	230,374
Redeemed	(635,971)	(617,617)

Net increase/(decrease)	$(5,325)	$762,535

Class K Shares:
Sold	$3,923,391	$10,680,534
Issued as reinvestment of distributions	—	202,356
Redeemed	(3,418,123)	(7,747,928)

Net increase	$505,268	$3,134,962

Class R Shares:
Issued as reinvestment of distributions	$—	$535

Net increase	$—	$535

Class Y Shares:
Sold	$2,184,614	$8,742,848
Issued as reinvestment of distributions	—	2,238,882
Redeemed	(1,669,228)	(6,659,637)

Net increase	$515,386	$4,322,093

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	54,129	142,445
Issued as reinvestment of distributions	—	74,681
Redeemed	(298,411)	(266,704)

Net decrease	(244,282)	(49,578)

Class B Shares:
Sold	4,081	52,834
Issued as reinvestment of distributions	—	9,767
Redeemed*	(22,812)	(58,730)

Net increase/(decrease)	(18,731)	3,871

Class C Shares:
Sold	68,540	72,649
Issued as reinvestment of distributions	—	14,116
Redeemed	(62,073)	(40,857)

Net increase	6,467	45,908

Class K Shares:
Sold	329,155	630,355
Issued as reinvestment of distributions	—	10,917
Redeemed	(276,912)	(446,593)

Net increase	52,243	194,679

Class R Shares:
Issued as reinvestment of distributions	—	29

Net increase	—	29

Class Y Shares:
Sold	174,847	488,400
Issued as reinvestment of distributions	—	116,003
Redeemed	(124,588)	(359,450)

Net increase	50,259	244,953

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

Period Ended
December 31, 2008(a)
(Unaudited)

Amount
Class A Shares:
Sold	$583,403
Issued as reinvestment of dividends	1,168
Redeemed	(140,696)

Net increase	$443,875

Class C Shares:
Sold	$584,459
Issued as reinvestment of dividends	84
Redeemed	(188,643)

Net increase	$395,900

Class K Shares:
Sold	$83,335
Issued as reinvestment of dividends	133

Net increase	$83,468

Class R Shares:
Sold	$83,335
Issued as reinvestment of dividends	311

Net increase	$83,646

Class Y Shares:
Sold	$1,134,365
Issued as reinvestment of dividends	4,012

Net increase	$1,138,377

Class I Shares:
Sold	$83,333
Issued as reinvestment of dividends	192

Net increase	$83,525

(a)	The Fund commenced operations on July 1, 2008.

See Notes to Financial Statements.

Period Ended
December 31, 2008(a)
(Unaudited)

Shares
Class A Shares:
Sold	76,679
Issued as reinvestment of dividends	210
Redeemed	(24,697)

Net increase	52,192

Class C Shares:
Sold	76,354
Issued as reinvestment of dividends	15
Redeemed	(29,446)

Net increase	46,923

Class K Shares:
Sold	8,333
Issued as reinvestment of dividends	24

Net increase	8,357

Class R Shares:
Sold	8,333
Issued as reinvestment of dividends	56

Net increase	8,389

Class Y Shares:
Sold	133,347
Issued as reinvestment of dividends	722

Net increase	134,069

Class I Shares:
Sold	8,333
Issued as reinvestment of dividends	35

Net increase	8,368

(a)	The Fund commenced operations on July 1, 2008.

See Notes to Financial Statements.

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$15.61		$18.26	$15.48	$14.82		$13.59	$11.39

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		(0.06)	(0.02)	(0.02)		(0.01)	(0.05)
Net realized and unrealized gain/(loss) on investments	(5.54)		(1.24)	2.80	0.60		1.24	2.25

Total from investment operations	(5.53)		(1.30)	2.78	0.58		1.23	2.20

Less distributions:
Distributions from net realized gains	—		(1.35)	—	—		—	—

Total distributions	—		(1.35)	—	—		—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	—	0.08		—	—

Net asset value, end of period	$10.08		$15.61	$18.26	$15.48		$14.82	$13.59

Total return(d)	(35.43)%		(8.20)%	17.96%	4.45	%(e)	9.05%	19.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,836		$22,142	$26,807	$28,995		$29,248	$30,186
Ratio of operating expenses to average net assets	1.53	%(f)	1.44%	1.45%	1.48%		1.50%	1.48%
Ratio of net investment income/(loss) to average net assets	0.20	%(f)	(0.36)%	(0.14)%	(0.12)%		(0.04)%	(0.38)%
Portfolio turnover rate	50%		98%	90%	60%		29%	43%
Ratio of operating expenses to average net assets without expense reimbursements	1.53	%(f)	1.44%	1.45%	1.48%		1.50%	1.48%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.91% for Class A Shares and 3.08% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$13.56		$16.14	$13.79	$13.31		$12.30	$10.38

(0.03)		(0.17)	(0.13)	(0.12)		(0.10)	(0.13)

(4.81)		(1.06)	2.48	0.53		1.11	2.05

(4.84)		(1.23)	2.35	0.41		1.01	1.92

—		(1.35)	—	—		—	—

—		(1.35)	—	—		—	—

0.00(c	)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—

—		—	—	0.07		—	—

$8.72		$13.56	$16.14	$13.79		$13.31	$12.30

(35.62)%		(8.88)%	17.04%	3.61	%(e)	8.21%	18.50%

$1,377		$2,394	$2,788	$2,992		$5,493	$8,210

2.28	%(f)	2.19%	2.20%	2.23%		2.25%	2.23%

(0.54	)%(f)	(1.11)%	(0.90)%	(0.88)%		(0.79)%	(1.13)%
50%		98%	90%	60%		29%	43%

2.28	%(f)	2.19%	2.20%	2.23%		2.25%	2.23%

See Notes to Financial Statements.

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$13.69		$16.28	$13.91	$13.42		$12.40	$10.46

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		(0.17)	(0.13)	(0.12)		(0.10)	(0.13)
Net realized and unrealized gain/(loss) on investments	(4.85)		(1.07)	2.50	0.54		1.12	2.07

Total from investment operations	(4.88)		(1.24)	2.37	0.42		1.02	1.94

Less distributions:
Distributions from net realized gains	—		(1.35)	—	—		—	—

Total distributions	—		(1.35)	—	—		—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	—	0.07		—	—

Net asset value, end of period	$8.81		$13.69	$16.28	$13.91		$13.42	$12.40

Total return(d)	(35.65)%		(8.87)%	17.12%	3.58	%(e)	8.23%	18.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,381		$3,613	$3,550	$3,578		$4,600	$4,622
Ratio of operating expenses to average net assets	2.28	%(f)	2.19%	2.20%	2.23%		2.25%	2.23%
Ratio of net investment income/(loss) to average net assets	(0.54	)%(f)	(1.11)%	(0.89)%	(0.87)%		(0.79)%	(1.13)%
Portfolio turnover rate	50%		98%	90%	60%		29%	43%
Ratio of operating expenses to average net assets without expense reimbursements	2.28	%(f)	2.19%	2.20%	2.23%		2.25%	2.23%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.06% for Class C Shares and 3.90% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$15.65		$18.31	$15.52	$14.86		$13.63	$11.42

0.01		(0.06)	(0.02)	(0.01)		(0.01)	(0.05)

(5.55)		(1.25)	2.81	0.59		1.24	2.26

(5.54)		(1.31)	2.79	0.58		1.23	2.21

—		(1.35)	—	—		—	—

—		(1.35)	—	—		—	—

0.00	(c)	0.00(c )	0.00 (c)	0.00	(c)	0.00 (c)	—

—		—	—	0.08		—	—

$10.11		$15.65	$18.31	$15.52		$14.86	$13.63

(35.40)%		(8.23)%	17.98%	4.44	%(e)	9.02%	19.35%

$27,874		$42,350	$45,968	$48,099		$7,467	$10,151

1.54	%(f)	1.44%	1.45%	1.46%		1.50%	1.48%

0.22	%(f)	(0.36)%	(0.14)%	(0.07)%		(0.04)%	(0.38)%
50%		98%	90%	60%		29%	43%

1.54	%(f)	1.44%	1.45%	1.46%		1.50%	1.48%

See Notes to Financial Statements.

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Period
	12/31/08(b)		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)

Net asset value, beginning of period	$15.54		$18.22	$16.21

Income/(loss) from investment operations:
Net investment income/(loss)	(0.00	)(c)	(0.11)	(0.04)
Net realized and unrealized gain/(loss) on investments	(5.52)		(1.22)	2.05

Total from investment operations	(5.52)		(1.33)	2.01

Less distributions:
Distributions from net realized gains	—		(1.35)	—

Total distributions	—		(1.35)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—

Net asset value, end of period	$10.02		$15.54	$18.22

Total return(d)	(35.52)%		(8.39)%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4		$7	$7
Ratio of operating expenses to average net assets	1.80	%(f)	1.71%	1.70	%(f)
Ratio of net investment income/(loss) to average net assets	(0.04	)%(f)	(0.62)%	(0.35	)%(f)
Portfolio turnover rate	50%		98%	90%
Ratio of operating expenses to average net assets without expense reimbursements	1.80	%(f)	1.71%	1.70	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on November 1, 2006 and August 16, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 4.11% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

Y Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$16.33		$19.00	$16.07	$15.35		$14.04	$11.73

0.03		(0.02)	0.02	0.02		0.03	(0.02)
(5.80)		(1.30)	2.91	0.62		1.28	2.33

(5.77)		(1.32)	2.93	0.64		1.31	2.31

—		(1.35)	—	(0.00	)(c)	—	—

—		(1.35)	—	(0.00	)(c)	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—

—		—	—	0.08		—	—

$10.56		$16.33	$19.00	$16.07		$15.35	$14.04

(35.33)%		(7.98)%	18.31%	4.63	%(e)	9.33%	19.69%

$26,760		$40,567	$42,544	$47,636		$52,871	$56,106
1.28	%(f)	1.19%	1.20%	1.23%		1.25%	1.23%
0.47	%(f)	(0.11)%	0.10%	0.13%		0.21%	(0.13)%
50%		98%	90%	60%		29%	43%

1.28	%(f)	1.19%	1.20%	1.23%		1.25%	1.23%

See Notes to Financial Statements.

Munder Multi-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Period

	A Shares		C Shares		K Shares		R Shares		Y Shares		I Shares
	Period Ended		Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
	12/31/08(b)		12/31/08(b)		12/31/0(b)		12/31/08(b)		12/31/08(b)		12/31/08(b)
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		(0.02)		0.01		(0.00	)(d)	0.02		0.03
Net realized and unrealized loss on investments	(4.22)		(4.21)		(4.22)		(4.23)		(4.22)		(4.22)

Total from investment operations	(4.21)		(4.23)		(4.21)		(4.23)		(4.20)		(4.19)

Less distributions:
Dividends from net investment income	(0.02)		(0.00	)(d)	(0.02)		(0.02)		(0.03)		(0.04)

Total distributions	(0.02)		—		(0.02)		(0.02)		(0.03)		(0.04)

Short-term trading fees	0.01		0.01		0.01		0.01		0.01		0.01

Net asset value, end of period	$5.78		$5.78		$5.78		$5.76		$5.78		$5.78

Total return(c)	(41.86)%		(42.08)%		(41.86)%		(42.13)%		(41.79)%		(41.71%)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$302		$271		$48		$48		$775		$48
Ratio of operating expenses to average net assets	1.71	%(e)	2.46	%(e)	1.71	%(e)	1.96	%(e)	1.46	%(e)	1.20	%(e)
Ratio of net investment income/(loss) to average net assets	0.26	%(e)	(0.51	)%(e)	0.16	%(e)	(0.09	)%(e)	0.48	%(e)	0.67	%(e)
Portfolio turnover rate	76%		76%		76%		76%		76%		76%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	27.43	%(e)	28.18	%(e)	27.43	%(e)	27.68	%(e)	27.18	%(e)	49.76	%(e)

(a)	The Fund commenced operations on July 1, 2008.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

Munder Large-Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the following series of MST: Munder Large-Cap Growth Fund (the “Large-Cap Fund”) and Munder Multi-Cap Growth Fund (the “Multi-Cap Fund”) (each, a “Fund” and collectively, the “Growth Funds”). Financial statements of the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is classified as a diversified management investment company under the 1940 Act. Each Fund’s goal is to provide long-term capital appreciation. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Large-Cap Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. The Multi-Cap Fund has 6 classes of shares — Class A, Class C, Class K, Class R, Class Y and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R, Class Y and Class I Shares are sold only to certain eligible investors, as described in the applicable Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by a Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2008:

	Investments in Securities
Valuation Inputs	Large-Cap Fund	Multi-Cap Fund

Level 1 — Quoted Prices	$69,826,763	$1,570,973
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$69,826,763	$1,570,973

Foreign Currency: The books and records of each Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: Each Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of a Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by a Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of each Fund by the lending agent and is not recorded in the Portfolio of Investments or Statement of Assets and Liabilities. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the receiving Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of each Fund’s shares made within 30 days after purchase, as described in the applicable Fund’s then-current prospectus. The fee, which was retained by the applicable Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. Neither Fund incurred any such interest or penalties during the period ended December 31, 2008.

The Large-Cap Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Large-Cap Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $1 billion of its average daily net assets; 0.725% on the next $1 billion; and 0.70% on assets exceeding $2 billion. During the period ended December 31, 2008, the Large-Cap Fund paid an annual effective rate of 0.75% for advisory services. The Advisor is also entitled to receive a fee for advisory services from the Multi-Cap Fund, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Multi-Cap Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Multi-Cap Fund to the extent necessary to maintain its total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.71%, 2.46%, 1.71%, 1.96%, 1.46% and 1.20% for Class A, Class C, Class K, Class R, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2008, the Advisor reimbursed expenses on behalf of the Multi-Cap Fund pursuant to the Expense Limitation Agreement totaling $183,375, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Multi-Cap Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Multi-Cap

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2008, the total amount eligible for repayment to the Advisor was $183,375. The Multi-Cap Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of each Fund, is computed daily and payable monthly at the following annual rates, subject to a minimum fee of $80,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $71,737 and $44,386 before payment of sub-administration fees and $46,021 and $26,959 after payment of sub-administration fees for its administrative services to the Large-Cap Fund and Multi-Cap Fund, respectively. During the period ended December 31, 2008, the Large-Cap Fund and Multi-Cap Fund paid an annual effective rate of 0.1621% and 7.1733%, respectively, for administrative services.

During the period ended December 31, 2008, each Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by each Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statements of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from each Fund. For the period ended December 31, 2008, in connection with the

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Large-Cap Fund’s investments in the Money Market Fund, the Advisor earned $2,225 in advisory fees before waivers and expense reimbursements ($244 after all waivers and expense reimbursements) and $936 in administration fees. In connection with the Multi-Cap Fund’s investments in the Money Market Fund, the Advisor earned $93 in advisory fees before waivers and expense reimbursements ($10 after waivers and expense reimbursements) and $39 in administration fees.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Large-Cap Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Large-Cap Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,940 for its administrative, record keeping and other related services provided to the Large-Cap Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services. Additional fees may also be collected from each Fund with respect to Class B, Class C and Class R Shares, as applicable, to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Munder Funds’ contract with the distributor.

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Large-Cap Fund under the Plan. For the period ended December 31, 2008, the Large-Cap Fund paid $868 to Comerica Securities and $42,622 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities for the Large-Cap Fund were $43,837,327 and $45,669,912, respectively, for the period ended December 31, 2008. Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities for the Multi-Cap Fund were $3,172,723 and $911,248, respectively, for the period ended December 31, 2008.

At December 31, 2008, for the Large-Cap Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,971,344, aggregate gross unrealized depreciation for all securities for which there was an excess of financial

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

reporting cost over value was $14,426,829 and net depreciation for financial reporting purposes was $10,455,485. At December 31, 2008, aggregate cost for financial reporting purposes was $80,282,248.

At December 31, 2008, for the Multi-Cap Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,995, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was 293,460 and net depreciation for financial reporting purposes was $275,465. At December 31, 2008, aggregate cost for financial reporting purposes was $1,846,438.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with a Fund. At December 31, 2008, each Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Large-Cap Fund:
Institutional Money Market Fund	$3,211,731	$26,343,028	26,343,028	$27,583,089	27,583,089	$1,971,670	$22,858	$—
Multi-Cap Fund:
Institutional Money Market Fund	—	2,361,096	2,361,096	2,319,828	2,319,828	41,268	990	—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Growth Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Growth Fund for which a loan is extended. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Growth Fund for which a loan was extended. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, neither Growth Fund utilized the revolving line of credit. For the period ended December 31, 2008, total commitment fees incurred by the Large-Cap Fund and Multi-Cap Fund were $509 and $3, respectively.

8.	Indemnification Obligations

Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, neither Fund has had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

The Multi-Cap Fund commenced operations on July 1, 2008; therefore, no income tax information relating to the fiscal year ended June 30, 2008 is provided.

As determined on June 30, 2008, permanent differences for the Large-Cap Fund resulting primarily from foreign currency gains and losses, net operating losses and distributions in excess of accumulated earnings were reclassified at year-end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated
Investment Income	Net Realized Gain	Paid-in Capital

$368,933	$292,473	$(661,406)

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders of the Large-Cap Fund during the years ended June 30, 2008 and June 30, 2007, was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2008	$292,568	$8,603,804	$8,896,372
June 30, 2007	—	—	—

At June 30, 2008, the components of distributable earnings on a tax basis for the Large-Cap Fund were as follows:

Post October	Post
Currency	October	Capital	Unrealized
Deferral	Loss	Loss Carryover	Appreciation	Total

$(135)	$(5,223,043)	$(632,428)	$11,428,445	$5,572,839

The differences between book and tax distributable earnings for the Large-Cap Fund were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2008, the Large-Cap Fund had available for Federal income tax purposes, $632,428 of unused capital losses which expire in 2010. These losses may be further limited as they were acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund, a series of The Munder Funds, Inc.

The Large-Cap Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $316,214.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Large-Cap Fund has elected to defer capital losses and net foreign currency losses arising between November 1, 2007 and June 30, 2008 of $5,223,043 and $135, respectively.

10. Quarterly Portfolio Schedule

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by each Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Large-Cap Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. The most recent Form N-PX or voting record information for the Large-Cap Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. The Multi-Cap Fund will file its first Form N-PX for the 12-month period ending June 30, 2009. Form N-PX must be filed by each Fund each year by August 31.

13. Approval of Investment Advisory Agreement

On May 13, 2008, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve the Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Multi-Cap Fund.

At an in-person Board meeting held on May 12-13, 2008, the Trustees reviewed information about the Multi-Cap Fund and considered the proposed terms of the Advisory Agreement with respect to the Multi-Cap Fund. The Board, the Non-Interested Trustees and counsel to the Non-Interested Trustees had an opportunity to review information, in advance of the meeting, provided by the Advisor and by counsel to the Munder Funds. This information included materials that presented detailed information from the Advisor that had been provided in response to a series of questions submitted by counsel to the Munder Funds and memoranda outlining the legal duties of the Board provided to the Board by counsel to the Non-Interested Trustees.

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The Board considered the information presented in light of the fact that the Multi-Cap Fund was newly created and, therefore, had no performance or operating history to evaluate in considering approval of the Advisory Agreement with respect to the Multi-Cap Fund. In evaluating the Advisory Agreement, therefore, the Board conducted a review that was specifically focused upon the approval of the Advisory Agreement with respect to the Multi-Cap Fund, while relying upon the Board’s general knowledge, resulting from its meetings throughout the year, of the Advisor and the services it provides to the existing Munder Funds. In this regard, the Board considered the information presented for the Multi-Cap Fund carefully along with the detailed information provided to them for the Board meeting by the Advisor in connection with the Board’s annual evaluation and approval of the continuance of the Advisory Agreement for the then existing Munder Funds.

In approving the Advisory Agreement with respect to the Multi-Cap Fund, the Trustees considered several factors, as discussed in greater detail below. The Board was advised by legal counsel to the Munder Funds, and the Non-Interested Trustees also were advised by their independent legal counsel with respect to their deliberations regarding the approval of the Advisory Agreement for the Multi-Cap Fund. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Advisory Agreement.

The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Among other factors, the Board requested, considered and evaluated information regarding:

(a) The nature, extent and quality of the services to be provided by the Advisor: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Multi-Cap Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors in connection with the Board’s approval of the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally had provided to the existing Munder Funds and had proposed to provide to the

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Multi-Cap Fund; the qualifications of management of the Advisor and of the persons proposed by the Advisor to provide portfolio management services to the Multi-Cap Fund; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement. Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the Advisory Agreement with respect to the Multi-Cap Fund.

(b) The investment performance of the Multi-Cap Fund: The Board considered the fact that the Multi-Cap Fund was newly created and, therefore, had no performance history. However, the Board was provided with historical performance information for a composite of substantially similar separate accounts managed by the Advisor using the Advisor’s multi-capitalization discipline, which had substantially the same investment objective, policies and strategies as those intended to be used by the Multi-Cap Fund. The Board considered the proposed investment objectives and strategies of the Multi-Cap Fund, the proposed trading strategies and decision making process to be employed by the Advisor in managing the Multi-Cap Fund, and the capability and capacity of the Advisor to manage the Multi-Cap Fund. Based on these considerations, the Board concluded that the investment performance of the Advisor supported approval of the Advisory Agreement with respect to the Multi-Cap Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Multi-Cap Fund: The Board considered the fact that the Multi-Cap Fund was newly created, and therefore, no profitability information or analysis was available to provide to the Board. The Board considered the proposed investment advisory fees for the Multi-Cap Fund; the total fees anticipated to be received by the Advisor from its relationship with the Multi-Cap Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Multi-Cap Fund, and an estimate of profitability of the Multi-Cap Fund to the Advisor. The Board gave measured consideration to projections regarding the Advisor’s expected future profitability in determining whether to approve the Advisory Agreement with respect to the Multi-Cap Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement were not unreasonable.

(d) The extent to which economies of scale may be realized as the Multi-Cap Fund grows and whether fee levels would reflect economies of scale for the benefit of Fund shareholders: In considering economies of scale with respect to

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the Munder Funds, the Board took note of its comprehensive review of economies of scale in connection with the Board’s approval of the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the advisory fees of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Funds’ total operating expenses. With respect to the Multi-Cap Fund, the Board considered the Advisor’s willingness to contractually limit the Multi-Cap Fund’s expenses for at least a one (1) year period by waiving certain fees and reimbursing certain expenses. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Multi-Cap Fund.

(e) A comparison of proposed fee levels of the Multi-Cap Fund with those of comparable funds: In considering this factor, the Board considered the proposed advisory fees as they compared to those of selected other funds in the same Lipper category as the Multi-Cap Fund with the lowest average assets. The Board also received information that compared the Multi-Cap Fund’s proposed advisory fees at varying asset levels to the fees charged to selected other funds in the same Lipper category as the Multi-Cap Fund with the lowest average assets. The Board also considered the Multi-Cap Fund’s estimated total operating expense ratio (and certain components of the estimated total expense ratio) in comparison to those of selected other funds in the same Lipper category as the Multi-Cap Fund with the lowest average assets. Based on these fee and expense comparisons, the Board concluded that the proposed advisory fee and estimated total fee levels of the Multi-Cap Fund were not unreasonable in light of the services to be provided and should not preclude approval of the Advisory Agreement with respect to the Multi-Cap Fund.

(f) Benefits derived or to be derived by the Advisor from the relationship with the Multi-Cap Fund: In considering the benefits derived or to be derived by the Advisor from the relationship with the Multi-Cap Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds in connection with the Board’s approval of the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Multi-Cap Fund, the Advisor may benefit from its relationship with the Multi-Cap Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute.

Munder Large–Cap Growth and Multi–Cap Growth Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although investment managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement with respect to the Multi-Cap Fund.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement with respect to the Multi-Cap Fund.

For information regarding approval of the Large-Cap Fund investment advisory agreement, please refer to that Fund’s Annual Report for the year ended June 30, 2008.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCG&MCG1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. In addition, a substantial portion of the Fund’s assets is invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2008, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of

ii

dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

The Fund posted a return of -31.21% for the six months ended December 31, 2008, relative to the -28.72% return for the Russell Microcap® Index, the -26.94% return for the Russell 2000® Index and the -34.41% median return for the Lipper universe of small-cap growth funds. The double-digit negative returns for both the Fund and its Russell Microcap® benchmark were a reflection of the negative and volatile stock market environment that characterized the last half of 2008.

The Fund experienced significant strength in its consumer discretionary sector, which added over four percentage points to the Fund’s relative performance compared to the Russell Microcap® Index. This positive factor was offset, however, by relative weakness in the Fund’s holdings in the financials and industrials sectors, and by the Fund’s underweight in the health care sector and overweight in the energy sector.

Overweighted positions in PetMed Express (0.5% of the Fund) and FGX International (3.1% of the Fund) each added over 1.5 percentage points to the relative performance of the Fund versus the Russell Microcap® Index for the six months ended December 31, 2008. Spartan Motors (2.2% of the Fund) was another strong contributor to the Fund’s relative returns in the sector.

KKR Financial Holdings, which was sold in December, subtracted just under two percentage points from the Fund’s relative performance compared to the Russell Microcap® Index in the financials sector. The other key detractors from the Fund’s relative returns in this sector were real estate investment trusts (REITs), including Gramercy Capital (0.3% of the Fund), Ashford Hospitality Trust (0.4% of the Fund), JER Investors Trust (0.3% of the Fund), Hersha Hospitality Trust (1.1% of the Fund) and RAIT Financial Trust (0.7% of the Fund). The poor performance of these holdings offset the strength of some other holdings in the sector, including Bank of the Ozarks (2.6% of the Fund) and two insurance companies, Castlepoint Holdings (3.1% of the Fund) and AMERISAFE (2.6% of the Fund).

Altra Holdings (1.5% of the Fund) and Hurco Companies, which was sold in December, were largely responsible for the Fund’s weak performance in the industrials sector. The weak performance of these holdings offset the positive impact of the Fund’s overweights of other stocks in that sector, including AAON (1.0% of the Fund) and Old Dominion Freight Line (1.4% of the Fund).

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Microcap® Index is a capitalization-weighted index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is a capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$687.10	$8.93	2.10%
Class B	$1,000.00	$684.70	$12.10	2.85%
Class C	$1,000.00	$684.70	$12.10	2.85%
Class K	$1,000.00	$687.30	$8.97	2.11%
Class R	$1,000.00	$686.40	$9.69	2.28%
Class Y	$1,000.00	$687.90	$7.87	1.85%

Hypothetical
Class A	$1,000.00	$1,014.62	$10.66	2.10%
Class B	$1,000.00	$1,010.84	$14.44	2.85%
Class C	$1,000.00	$1,010.84	$14.44	2.85%
Class K	$1,000.00	$1,014.57	$10.71	2.11%
Class R	$1,000.00	$1,013.71	$11.57	2.28%
Class Y	$1,000.00	$1,015.88	$9.40	1.85%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 88.5%
Consumer Discretionary — 7.2%
Auto Components — 2.2%
489,824	Spartan Motors Inc	$2,316,868

Internet & Catalog Retail — 0.5%
31,000	PetMed Express Inc †	546,530

Leisure Equipment & Products — 0.6%
79,600	Sport Supply Group Inc	557,200

Specialty Retail — 0.8%
22,000	Cato Corp/The, Class A	332,200
33,400	Hibbett Sports Inc †	524,714

		856,914

Textiles, Apparel & Luxury Goods — 3.1%
239,200	FGX International Holdings Ltd †	3,286,608

Total Consumer Discretionary		7,564,120

Consumer Staples — 1.0%
Food & Staples Retailing — 1.0%
46,756	Spartan Stores Inc	1,087,077

Energy — 5.1%
Energy Equipment & Services — 3.7%
261,500	Mitcham Industries Inc †	1,038,155
142,600	Mullen Group Income Fund	1,473,938
117,100	Pason Systems Inc	1,332,730

		3,844,823

Oil, Gas & Consumable Fuels — 1.4%
100,887	Atlas America Inc	1,498,172

Total Energy		5,342,995

Financials — 26.4%
Capital Markets — 1.6%
297,000	JMP Group Inc	1,648,350

Commercial Banks — 3.3%
3,356	Bank of Marin Bancorp	79,467
94,300	Bank of the Ozarks Inc	2,795,052
21,400	Pacific Continental Corp	320,358
10,800	Sierra Bancorp	226,800

		3,421,677

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Consumer Finance — 0.8%
44,597	First Cash Financial Services Inc †	$850,019

Insurance — 8.7%
133,100	AMERISAFE Inc †	2,732,543
240,500	Castlepoint Holdings Ltd	3,261,180
307,500	Meadowbrook Insurance Group Inc	1,980,300
44,053	Tower Group Inc	1,242,735

		9,216,758

Real Estate Investment Trusts (REITs) — 12.0%
102,800	American Capital Agency Corp	2,195,808
336,000	Ashford Hospitality Trust Inc	386,400
65,300	Associated Estates Realty Corp	596,189
150,000	Capstead Mortgage Corp	1,615,500
76,400	Corporate Office Properties Trust SBI MD	2,345,480
234,800	Gramercy Capital Corp	300,544
374,300	Hersha Hospitality Trust	1,122,900
310,300	JER Investors Trust Inc	288,579
163,100	Medical Properties Trust Inc	1,029,161
542,700	NorthStar Realty Finance Corp	2,121,957
265,689	RAIT Financial Trust	690,791

		12,693,309

Real Estate Management & Development — 0.0%#
261,200	Asset Capital Corp Inc, 144A †,(a),(b),(c),(d)	5,224
26,210	Star Asia Fin Ltd,144A †,(a),(b),(c),(d)	26,210

		31,434

Total Financials		27,861,547

Health Care — 10.7%
Health Care Equipment & Supplies — 2.3%
99,215	Neogen Corp †	2,478,391

Health Care Providers & Services — 3.2%
45,500	Air Methods Corp †	727,545
13,500	Landauer Inc	989,550
12,400	MWI Veterinary Supply Inc †	334,304
97,000	Psychemedics Corp	626,620
52,200	US Physical Therapy Inc †	695,826

		3,373,845

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Technology — 1.8%
87,245	Starlims Technologies Ltd	$380,388
83,600	SXC Health Solutions Corp †	1,555,796

		1,936,184

Life Sciences Tools & Services — 2.0%
252,901	Medtox Scientific Inc †	2,078,846

Pharmaceuticals — 1.4%
86,400	Matrixx Initiatives Inc †	1,424,736

Total Health Care		11,292,002

Industrials — 22.4%
Aerospace & Defense — 1.3%
34,873	Ceradyne Inc †	708,271
71,500	HI Shear Technology Corp	669,240

		1,377,511

Building Products — 1.0%
51,550	AAON Inc	1,076,364

Commercial Services & Supplies — 3.8%
58,988	ATC Technology Corp †	862,994
115,318	Horizon North Logistics Inc †	81,269
110,720	Team Inc †	3,066,944

		4,011,207

Construction & Engineering — 2.1%
182,400	MYR Group Inc †	1,824,000
37,000	Orion Marine Group Inc †	357,420

		2,181,420

Electrical Equipment — 1.1%
25,100	AZZ Inc †	630,010
32,800	Jinpan International Ltd	475,928

		1,105,938

Industrial Conglomerates — 0.7%
31,000	Raven Industries Inc	747,100

Machinery — 5.5%
56,740	Actuant Corp, Class A	1,079,195
200,700	Altra Holdings Inc †	1,587,537
38,300	Dynamic Materials Corp	739,573

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
48,800	Middleby Corp †	$1,330,776
79,300	Titan Machinery Inc †	1,114,958

		5,852,039

Professional Services — 3.6%
151,800	Barrett Business Services Inc	1,654,620
13,800	Exponent Inc †	415,104
53,442	Stantec Inc †	1,320,017
10,800	VSE Corp	423,684

		3,813,425

Road & Rail — 2.1%
22,374	Genesee & Wyoming Inc, Class A †	682,407
52,020	Old Dominion Freight Line Inc †	1,480,489

		2,162,896

Trading Companies & Distributors — 1.2%
156,050	Rush Enterprises Inc, Class B †	1,278,050

Total Industrials		23,605,950

Information Technology — 11.8%
Communications Equipment — 0.6%
71,600	Digi International Inc †	580,676

Computers & Peripherals — 1.2%
95,885	Rimage Corp †	1,285,818

Electronic Equipment & Instruments — 1.5%
310,800	TTM Technologies Inc †	1,619,268

Information Technology Services — 1.8%
35,500	Mantech International Corp, Class A †	1,923,745

Internet Software & Services — 2.1%
70,100	j2 Global Communications Inc †	1,404,804
279,400	TheStreet.com Inc	810,260

		2,215,064

Semiconductors & Semiconductor Equipment — 1.1%
114,173	Diodes Inc †	691,888
18,400	NVE Corp †	480,792

		1,172,680

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 3.5%
108,360	Computer Modelling Group Ltd	$601,268
39,227	Digimarc Corp †	393,055
279,400	Smith Micro Software Inc †	1,553,464
136,100	TeleCommunication Systems Inc, Class A †	1,169,099

		3,716,886

Total Information Technology		12,514,137

Materials — 3.9%
Chemicals — 2.6%
8,000	Flotek Industries Inc †	20,160
55,682	Koppers Holdings Inc	1,203,845
225,175	Landec Corp †	1,481,651

		2,705,656

Metals & Mining — 0.8%
183,100	Horsehead Holding Corp †	860,570

Paper & Forest Products — 0.5%
58,700	Glatfelter	545,910

Total Materials		4,112,136

TOTAL COMMON STOCKS
(Cost $112,423,439)		93,379,964

LIMITED PARTNERSHIP — 0.3%
(Cost $2,735,980)
Financials — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
221,000	Kodiak Funding Limited Partnership †,(a),(c),(d)	287,300

INVESTMENT COMPANY SECURITIES — 12.1%
Financials — 3.9%
Capital Markets — 3.9%
183,017	Main Street Capital Corp	1,788,076
153,200	NGP Capital Resources Co	1,282,284
299,187	Patriot Capital Funding Inc	1,089,041

		4,159,401

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES (Continued)
Multi-Sector — 8.2%
Multi-Industry — 8.2%
4,799,925	Institutional Money Market Fund (e)	$4,799,925
121,300	iShares Russell Microcap Index Fund	3,863,405

		8,663,330

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $16,585,494)		12,822,731

TOTAL INVESTMENTS
(Cost $131,744,913)	100.9%	106,489,995
OTHER ASSETS AND LIABILITIES (Net)	(0.9)	(931,713)

NET ASSETS	100.0%	$105,558,282

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair valued security as of December 31, 2008, (see Notes to Financial Statements, Note 2). At December 31, 2008, these securities represent $318,734, 0.3% of net assets.

(b)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $318,734, 0.3% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corp Inc, 144A	06/23/05	$2,024,300
Kodiak Funding Limited Partnership	12/19/06	2,735,980
Star Asia Fin Ltd, 144A	02/22/07	2,621,000

(e)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

See Notes to Financial Statements.

6

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	75.4%	$79,610,842
Canada	6.0	6,365,018
British Virgin Islands	3.1	3,286,608
Bermuda	3.1	3,261,180
China	0.5	475,928
Israel	0.4	380,388

TOTAL COMMON STOCKS	88.5	93,379,964
LIMITED PARTNERSHIP	0.3	287,300
INVESTMENT COMPANY SECURITIES	12.1	12,822,731

TOTAL INVESTMENTS	100.9	106,489,995
OTHER ASSETS AND LIABILITIES (Net)	(0.9)	(931,713)

NET ASSETS	100.0%	$105,558,282

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $126,944,988)	$101,690,070
Securities of affiliated company (cost — $4,799,925)	4,799,925

Total Investments	106,489,995
Dividends receivable	803,054
Receivable for investment securities sold	813,036
Receivable for Fund shares sold	108,103
Prepaid expenses and other assets	27,018

Total Assets	108,241,206

LIABILITIES:
Payable for Fund shares redeemed	1,241,419
Payable for investment securities purchased	1,153,004
Transfer agency/record keeping fees payable	114,262
Trustees’ fees and expenses payable	63,784
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	34,249
Administration fees payable	13,785
Investment advisory fees payable	2,826
Shareholder servicing fees payable — Class K Shares	307
Accrued expenses and other payables	59,288

Total Liabilities	2,682,924

NET ASSETS	$105,558,282

Investments, at cost	$131,744,913

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$1,345,816
Accumulated net realized loss on investments sold	(24,996,094)
Net unrealized depreciation of investments	(25,254,868)
Paid-in capital	154,463,428

$105,558,282

NET ASSETS:
Class A Shares	$64,722,285

Class B Shares	$9,780,170

Class C Shares	$16,012,614

Class K Shares	$1,457,309

Class R Shares	$177,360

Class Y Shares	$13,408,544

SHARES OUTSTANDING:
Class A Shares	3,831,812

Class B Shares	638,000

Class C Shares	1,044,820

Class K Shares	86,260

Class R Shares	10,521

Class Y Shares	772,384

CLASS A SHARES:
Net asset value and redemption price per share	$16.89

Maximum sales charge	5.50%
Maximum offering price per share	$17.87

CLASS B SHARES:
Net asset value and offering price per share*	$15.33

CLASS C SHARES:
Net asset value and offering price per share*	$15.33

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.89

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$16.86

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.36

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$3,167,446
Dividends on securities of affiliated company	12,110
Securities lending, net of borrower rebates	207,528

Total Investment Income	3,387,084

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	116,282
Class B Shares	68,127
Class C Shares	115,030
Class R Shares	837
Shareholder servicing fees:
Class K Shares	2,315
Investment advisory fees	738,797
Transfer agency/record keeping fees	320,668
Administration fees	112,454
Custody fees	60,746
Printing and mailing fees	47,758
Registration and filing fees	40,936
Legal and audit fees	24,608
Trustees’ fees and expenses	12,229
Other	10,894

Total Expenses	1,671,681

NET INVESTMENT INCOME	1,715,403

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(22,391,533)
Options written	79,639
Foreign currency-related transactions	(6,951)
Net change in unrealized appreciation/(depreciation) of:
Securities	(32,882,612)
Options written	(61,539)
Foreign currency-related transactions	247

Net realized and unrealized loss on investments	(55,262,749)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,547,346)

(a)	Net of foreign withholding taxes of $21,486.

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$1,715,403	$2,833,761
Net realized gain/(loss) from security transactions, options written and foreign currency-related transactions	(22,318,845)	30,675,368
Net change in net unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	(32,943,904)	(155,413,535)

Net decrease in net assets resulting from operations	(53,547,346)	(121,904,406)
Dividends to shareholders from net investment income:
Class A Shares	(1,229,517)	(1,724,417)
Class B Shares	(96,779)	(82,149)
Class C Shares	(162,577)	(150,288)
Class K Shares	(25,287)	(44,401)
Class R Shares	(2,439)	(8,122)
Class Y Shares	(243,168)	(256,857)
Distributions to shareholders from net realized gains:
Class A Shares	(12,841,136)	(26,237,635)
Class B Shares	(2,066,042)	(3,939,258)
Class C Shares	(3,473,103)	(7,531,846)
Class K Shares	(258,893)	(709,026)
Class R Shares	(29,910)	(188,782)
Class Y Shares	(2,055,500)	(2,819,149)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(9,160,557)	(63,793,748)
Class B Shares	(484,918)	(7,385,657)
Class C Shares	(1,730,753)	(21,031,640)
Class K Shares	220,027	(3,634,833)
Class R Shares	(306,905)	(585,394)
Class Y Shares	2,824,143	1,518,093
Short-term trading fees	5,583	9,922

Net decrease in net assets	(84,665,077)	(260,499,593)
NET ASSETS:
Beginning of period	190,223,359	450,722,952

End of period	$105,558,282	$190,223,359

Undistributed net investment income	$1,345,816	$1,390,180

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$8,521,536	$31,320,720
Issued as reinvestment of dividends and distributions	11,422,722	22,945,112
Redeemed	(29,104,815)	(118,059,580)

Net decrease	$(9,160,557)	$(63,793,748)

Class B Shares:
Sold	$278,475	$794,365
Issued as reinvestment of dividends and distributions	1,797,846	3,302,668
Redeemed*	(2,561,239)	(11,482,690)

Net decrease	$(484,918)	$(7,385,657)

Class C Shares:
Sold	$1,102,184	$3,816,140
Issued as reinvestment of dividends and distributions	2,626,049	5,328,258
Redeemed	(5,458,986)	(30,176,038)

Net decrease	$(1,730,753)	$(21,031,640)

Class K Shares:
Sold	$165,530	$308,326
Issued as reinvestment of dividends and distributions	263,251	339,137
Redeemed	(208,754)	(4,282,296)

Net increase/(decrease)	$220,027	$(3,634,833)

Class R Shares:
Sold	$60,975	$521,748
Issued as reinvestment of dividends and distributions	27,071	194,462
Redeemed	(394,951)	(1,301,604)

Net decrease	$(306,905)	$(585,394)

Class Y Shares:
Sold	$1,811,839	$1,941,329
Issued as reinvestment of dividends and distributions	2,065,489	2,804,734
Redeemed	(1,053,185)	(3,227,970)

Net increase	$2,824,143	$1,518,093

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	386,221	853,282
Issued as reinvestment of dividends and distributions	478,395	590,302
Redeemed	(1,330,291)	(3,244,578)

Net decrease	(465,675)	(1,800,994)

Class B Shares:
Sold	12,637	22,996
Issued as reinvestment of dividends and distributions	82,461	92,284
Redeemed*	(128,928)	(347,916)

Net decrease	(33,830)	(232,636)

Class C Shares:
Sold	54,707	108,197
Issued as reinvestment of dividends and distributions	120,446	148,696
Redeemed	(280,145)	(898,293)

Net decrease	(104,992)	(641,400)

Class K Shares:
Sold	7,171	8,344
Issued as reinvestment of dividends and distributions	11,036	8,741
Redeemed	(9,999)	(117,760)

Net increase/(decrease)	8,208	(100,675)

Class R Shares:
Sold	2,741	14,881
Issued as reinvestment of dividends and distributions	1,134	5,004
Redeemed	(14,114)	(38,551)

Net decrease	(10,239)	(18,666)

Class Y Shares:
Sold	101,548	51,732
Issued as reinvestment of dividends and distributions	84,622	70,669
Redeemed	(49,526)	(87,381)

Net increase	136,644	35,020

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$28.32		$47.80	$45.38	$41.30		$35.06	$23.96

Income/(loss) from investment operations:
Net investment income/(loss)	0.28		0.41	0.33	0.06		(0.06)	(0.15)
Net realized and unrealized gain/(loss) on investments	(8.07)		(14.83)	3.32	6.00		6.30	11.24

Total from investment operations	(7.79)		(14.42)	3.65	6.06		6.24	11.09

Less distributions:
Dividends from net investment income	(0.32)		(0.32)	(0.21)	(0.14)		—	—
Distributions from net realized gains	(3.32)		(4.74)	(1.02)	(1.85)		—	—

Total distributions	(3.64)		(5.06)	(1.23)	(1.99)		—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01

Voluntary contribution from Advisor	—		—	—	0.01		—	—

Net asset value, end of period	$16.89		$28.32	$47.80	$45.38		$41.30	$35.06

Total return(d)	(31.29)%		(32.87)%	8.31%	15.14	%(e)	17.77%	46.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,722		$121,715	$291,503	$393,068		$265,645	$144,184
Ratio of operating expenses to average net assets	2.10	%(f)	1.72%	1.72%	1.65%		1.74%	1.80%
Ratio of net investment income/(loss) to average net assets	2.46	%(f)	1.12%	0.74%	0.13%		(0.16)%	(0.47)%
Portfolio turnover rate	14%		24%	23%	26%		36%	52%
Ratio of operating expenses to average net assets without expense reimbursements	2.10	%(f)	1.72%	1.72%	1.65%		1.74%	1.81%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.12% for Class A Shares and 14.26% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$25.94		$44.30	$42.27	$38.74		$33.14	$22.81

0.18		0.13	0.00 (c)	(0.25)		(0.33)	(0.37)

(7.31)		(13.65)	3.05	5.62		5.93	10.69

(7.13)		(13.52)	3.05	5.37		5.60	10.32

(0.16)		(0.10)	—	—		—	—

(3.32)		(4.74)	(1.02)	(1.85)		—	—

(3.48)		(4.84)	(1.02)	(1.85)		—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01

—		—	—	0.01		—	—

$15.33		$25.94	$44.30	$42.27		$38.74	$33.14

(31.53)%		(33.35)%	7.45%	14.29	%(e)	16.90%	45.22%

$9,780		$17,424	$40,069	$50,718		$60,749	$55,158

2.85	%(f)	2.47%	2.47%	2.40%		2.49%	2.55%

1.73	%(f)	0.38%	(0.01)%	(0.61)%		(0.95)%	(1.22)%
14%		24%	23%	26%		36%	52%

2.85	%(f)	2.47%	2.47%	2.40%		2.49%	2.56%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$25.94		$44.31	$42.28	$38.75		$33.15	$22.82

Income/(loss) from investment operations:
Net investment income/(loss)	0.18		0.11	0.00 (c)	(0.25)		(0.33)	(0.37)
Net realized and unrealized gain/(loss) on investments	(7.31)		(13.64)	3.05	5.62		5.93	10.69

Total from investment operations	(7.13)		(13.53)	3.05	5.37		5.60	10.32

Less distributions:
Dividends from net investment income	(0.16)		(0.10)	—	—		—	—
Distributions from net realized gains	(3.32)		(4.74)	(1.02)	(1.85)		—	—

Total distributions	(3.48)		(4.84)	(1.02)	(1.85)		—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01

Voluntary contribution from Advisor	—		—	—	0.01		—	—

Net asset value, end of period	$15.33		$25.94	$44.31	$42.28		$38.75	$33.15

Total return(d)	(31.53)%		(33.37)%	7.45%	14.28	%(e)	16.89%	45.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,013		$29,827	$79,373	$101,613		$77,869	$50,341
Ratio of operating expenses to average net assets	2.85	%(f)	2.47%	2.47%	2.40%		2.49%	2.55%
Ratio of net investment income/(loss) to average net assets	1.70	%(f)	0.33%	(0.01)%	(0.61)%		(0.92)%	(1.22)%
Portfolio turnover rate	14%		24%	23%	26%		36%	52%
Ratio of operating expenses to average net assets without expense reimbursements	2.85	%(f)	2.47%	2.47%	2.40%		2.49%	2.56%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.25% for Class C Shares and 15.09% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$28.33		$47.80	$45.40	$41.31		$35.07	$23.96

0.29		0.39	0.34	0.06		(0.06)	(0.15)

(8.09)		(14.80)	3.29	6.01		6.30	11.25

(7.80)		(14.41)	3.63	6.07		6.24	11.10

(0.32)		(0.32)	(0.21)	(0.14)		—	—

(3.32)		(4.74)	(1.02)	(1.85)		—	—

(3.64)		(5.06)	(1.23)	(1.99)		—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01

—		—	—	0.01		—	—

$16.89		$28.33	$47.80	$45.40		$41.31	$35.07

(31.27)%		(32.85)%	8.28%	15.11	%(e)	17.79%	46.31%

$1,457		$2,211	$8,544	$10,309		$9,195	$5,693

2.11	%(f)	1.72%	1.72%	1.65%		1.74%	1.80%

2.59	%(f)	1.02%	0.76%	0.14%		(0.15)%	(0.47)%
14%		24%	23%	26%		36%	52%

2.11	%(f)	1.72%	1.72%	1.65%		1.74%	1.81%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year		Period
	12/31/08(b)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$28.24		$47.68	$45.28	$41.21		$33.58

Income/(loss) from investment operations:
Net investment income/(loss)	0.21		0.31	0.22	(0.03)		(0.11)
Net realized and unrealized gain/(loss) on investments	(8.01)		(14.79)	3.30	5.97		7.74

Total from investment operations	(7.80)		(14.48)	3.52	5.94		7.63

Less distributions:
Dividends from net investment income	(0.26)		(0.22)	(0.10)	(0.03)		—
Distributions from net realized gains	(3.32)		(4.74)	(1.02)	(1.85)		—

Total distributions	(3.58)		(4.96)	(1.12)	(1.88)		—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	0.01		—

Net asset value, end of period	$16.86		$28.24	$47.68	$45.28		$41.21

Total return(d)	(31.36)%		(33.05)%	8.02%	14.84	%(e)	22.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$177		$586	$1,880	$1,936		$912
Ratio of operating expenses to average net assets	2.28	%(f)	1.97%	1.97%	1.90%		1.99	%(f)
Ratio of net investment income/(loss) to average net assets	1.70	%(f)	0.85%	0.50%	(0.08)%		(0.31	)%(f)
Portfolio turnover rate	14%		24%	23%	26%		36%
Ratio of operating expenses to average net assets without expense reimbursements	2.28	%(f)	1.97%	1.97%	1.90%		1.99	%(f)

(a)	Class R Shares and Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.82% for Class R Shares and 15.37% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$29.04		$48.87	$46.37	$42.16		$35.71	$24.34

0.33		0.55	0.46	0.17		0.08	(0.07)

(8.32)		(15.22)	3.38	6.13		6.37	11.43

(7.99)		(14.67)	3.84	6.30		6.45	11.36

(0.37)		(0.42)	(0.32)	(0.25)		—	—
(3.32)		(4.74)	(1.02)	(1.85)		—	—

(3.69)		(5.16)	(1.34)	(2.10)		—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01

—		—	—	0.01		—	—

$17.36		$29.04	$48.87	$46.37		$42.16	$35.71

(31.21)%		(32.70)%	8.56%	15.39	%(e)	18.06%	46.71%

$13,409		$18,460	$29,355	$30,299		$33,865	$9,928

1.85	%(f)	1.46%	1.47%	1.40%		1.49%	1.55%

2.90	%(f)	1.50%	1.01%	0.39%		0.20%	(0.22)%
14%		24%	23%	26%		36%	52%

1.85	%(f)	1.46%	1.47%	1.40%		1.49%	1.56%

See Notes to Financial Statements.

19

[This Page Intentionally Left Blank]

20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and options contracts that trade on an exchange are generally valued at the last quoted sale

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) and option contracts may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities
▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$106,171,261
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	318,734

Total	$106,489,995

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$3,618,750
Transfers in and/or out of Level 3	(1,580,700)
Net purchases/(sales)	(200,320)
Accrued discounts/(premiums)	—
Realized gains/(losses)	2,141,357
Change in unrealized appreciation/(depreciation)	(3,660,353)

Balance as of 12/31/2008	$318,734

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% of the value its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $112,454 before payment of sub-administration fees and $73,733 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1522% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,293 in advisory fees before waivers and expense reimbursements ($142 after waivers and expense reimbursements) and $544 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/ or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $21,080,186 and $51,600,137 respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $24,476,960, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $49,731,878 and net depreciation for financial reporting purposes was $25,254,918. At December 31, 2008, aggregate cost for financial reporting purposes was $131,744,913.

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

For the period ended December 31, 2008, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	1,810	$79,639
Written during the period	—	—
Exercised during the period	—	—
Expired during the period	(1,810)	(79,639)

Balance at end of period	—	$—

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$635,669	$22,496,419	22,496,419	$18,332,163	18,332,163	$4,799,925	$12,110	$—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $925.

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses and partnership adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(105,480)	$105,480

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2008 and June 30, 2007 was as follows:

	Ordinary	Long-term
	Income	Capital Gains	Total

June 30, 2008	$2,266,234	$41,425,696	$43,691,930
June 30, 2007	1,866,315	12,528,056	14,394,371

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Capital Loss	Unrealized
Income	Gains	Carryover	Appreciation	Total

$1,423,799	$20,724,505	$(4,166,604)	$9,178,463	$27,160,163

The differences between book and tax distributable earnings were primarily due to wash sales, real estate investment trust basis adjustments, partnership adjustments and deferred trustees’ fees.

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $4,166,604 of unused capital losses expiring in 2010. These losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $1,959,976.

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Mid-Cap
Core Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2008, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong, Brian Matuszak, Andy Mui, George Sanders and Geoff Wilson

Reflecting the turbulence in the financial markets during the last six months of 2008, the Fund and its benchmarks posted double-digit negative returns. The Fund earned a return of -37.28% for the six months ended December 31, 2008, relative to the -33.64% return for the S&P MidCap 400® Index, the -40.26% return for the Russell Midcap® Growth Index and the -39.53% median return for the Lipper universe of mid-cap growth funds.

In relative terms, the Fund’s underperformance compared to its S&P MidCap 400® benchmark was primarily the result of weakness in the consumer staples, information technology, industrials and financials sectors. The negative impact from those sectors more than offset the positive relative performance in the energy and materials sectors.

The strong relative performance of the Fund in the energy sector for the six months ended December 31, 2008 was primarily due to its lack of holdings of a number of weak performers represented in the Fund’s S&P MidCap 400® benchmark. This positive factor more than offset the weakness of some of the Fund’s energy holdings that were not represented in the benchmark, including Atlas America (0.7% of the Fund), Core Laboratories (1.1% of the Fund), Oil States International (0.5% of the Fund), and Foundation Coal Holdings, which was eliminated from the Fund in November.

The Fund’s outperformance in the materials sector was primarily due to the lack of positions in Cliffs Natural Resources and Steel Dynamics, as well as an overweighted position in Compass Minerals International (1.1% of the Fund).These positive factors more than offset the negative impact of an overweighted position in Syngenta, which was sold in August, and Carpenter Technology, which was eliminated from the Fund in December.

The Fund’s performance in the health care sector benefited from overweighted positions in a number of stocks, including Laboratory Corp. of America (1.3% of the Fund), Resmed (1.4% of the Fund), West Pharmaceutical Services (1.6% of the Fund) and DaVita (1.3% of the Fund).

The Fund’s relative weakness in the consumer staples sector was due primarily to an overweighted position in Central European Distribution (0.8% of the Fund), which subtracted approximately one percentage point from the Fund’s relative return for the six-month period ended December 31, 2008.

Overweights in CommScope and Diodes were the primary detractors from the Fund’s relative performance in the information technology sector. Both stocks were eliminated from the Fund in December.

In the industrials sector, relative weakness was principally due to overweights in General Cable (0.5% of the Fund), Kansas City Southern (0.7% of the Fund), Flowserve (1.0% of the Fund) and McDermott International. McDermott International was eliminated from the Fund in September. The negative performance of these holdings

iii

offset the positive impact on relative returns of overweighted positions in Ritchie Bros. Auctioneers (1.6% of the Fund) and L-3 Communications Holdings (1.4% of the Fund).

The Fund had some strong performing stocks in the financials sector, including Annaly Capital Management (2.4% of the Fund), ProAssurance (1.8% of the Fund) and Axis Capital Holdings (1.8% of the Fund). The relative strength of these holdings, however, was offset by the weakness in a number of other financial holdings, including Assurant (0.9% of the Fund) and Affiliated Managers Group, which was sold from the Fund in December. The Fund’s relative performance in the financials sector also suffered from the lack of positions in Philadelphia Consolidated Holdings, Fidelity National Financial and W.R. Berkley.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap® Growth Index is a capitalization-weighted index that measures the performance of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The Russell Midcap® Index includes approximately 800 of the smallest Russell 1000® Index companies (the largest 1,000 U.S. publicly traded companies). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$626.60	$5.45	1.33%
Class B	$1,000.00	$624.20	$8.52	2.08%
Class C	$1,000.00	$624.20	$8.52	2.08%
Class K	$1,000.00	$626.40	$5.45	1.33%
Class R	$1,000.00	$625.80	$6.52	1.59%
Class Y	$1,000.00	$627.20	$4.47	1.09%

Hypothetical
Class A	$1,000.00	$1,018.50	$6.77	1.33%
Class B	$1,000.00	$1,014.72	$10.56	2.08%
Class C	$1,000.00	$1,014.72	$10.56	2.08%
Class K	$1,000.00	$1,018.50	$6.77	1.33%
Class R	$1,000.00	$1,017.19	$8.08	1.59%
Class Y	$1,000.00	$1,019.71	$5.55	1.09%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 96.4%
Consumer Discretionary — 12.3%
Distributors — 2.5%
737,400	Genuine Parts Co	$27,917,964
4,049,850	LKQ Corp †	47,221,251

		75,139,215

Diversified Consumer Services — 0.9%
517,800	New Oriental Education & Technology Group, ADR †	28,432,398

Hotels, Restaurants & Leisure — 1.1%
1,429,100	Burger King Holdings Inc	34,126,908

Household Durables — 1.5%
473,300	Snap-On Inc	18,638,554
1,243,600	Tupperware Brands Corp	28,229,720

		46,868,274

Media — 1.5%
983,400	Discovery Communications Inc, Class A †	13,924,944
1,010,000	Discovery Communications Inc, Class C †	13,523,900
559,900	Morningstar Inc †	19,876,450

		47,325,294

Specialty Retail — 4.0%
1,090,900	Aaron Rents Inc	29,039,758
1,210,000	GameStop Corp, Class A †	26,208,600
885,100	Guess? Inc	13,586,285
1,802,200	O’Reilly Automotive Inc †	55,399,628

		124,234,271

Textiles, Apparel & Luxury Goods — 0.8%
2,029,600	Gildan Activewear Inc †	23,868,096

Total Consumer Discretionary		379,994,456

Consumer Staples — 4.3%
Beverages — 0.8%
1,318,900	Central European Distribution Corp †	25,982,330

Food Products — 2.3%
1,692,750	Flowers Foods Inc	41,235,390
669,200	JM Smucker Co/The	29,016,512

		70,251,902

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)

Consumer Staples (Continued)
Household Products — 1.2%
665,650	Church & Dwight Co Inc	$37,356,278

Total Consumer Staples		133,590,510

Energy — 6.4%
Energy Equipment & Services — 3.8%
567,200	Core Laboratories NV	33,952,592
1,087,800	IHS Inc, Class A †	40,705,476
866,000	Oceaneering International Inc †	25,235,240
854,400	Oil States International Inc †	15,968,736

		115,862,044

Oil, Gas & Consumable Fuels — 2.6%
641,800	Arena Resources Inc †	18,028,162
1,436,500	Atlas America Inc	21,332,025
1,005,600	Denbury Resources Inc †	10,981,152
599,300	Enbridge Inc	19,459,271

375,500	Southwestern Energy Co †	10,878,235

		80,678,845

Total Energy		196,540,889

Financials — 18.3%
Capital Markets — 3.4%
161,500	BlackRock Inc	21,665,225
1,372,600	Eaton Vance Corp	28,838,326
3,881,400	TD Ameritrade Holding Corp †	55,309,950

		105,813,501

Commercial Banks — 1.9%
242,400	HDFC Bank Ltd, ADR	17,302,512
313,800	M&T Bank Corp	18,015,258
759,600	Signature Bank †	21,792,924

		57,110,694

Insurance — 5.6%
738,500	AON Corp	33,734,680
933,600	Assurant Inc	28,008,000
1,926,100	Axis Capital Holdings Ltd	56,088,032
1,064,200	ProAssurance Corp †	56,168,476

		173,999,188

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) — 6.8%
508,200	Alexandria Real Estate Equities Inc	$30,664,788
4,583,450	Annaly Capital Management Inc	72,739,352
946,000	Corporate Office Properties Trust	29,042,200
1,253,300	Digital Realty Trust Inc	41,170,905
446,400	Essex Property Trust Inc	34,261,200

		207,878,445

Thrifts & Mortgage Finance — 0.6%
1,535,300	New York Community Bancorp Inc	18,362,188

Total Financials		563,164,016

Health Care — 12.7%
Biotechnology — 2.1%
2,573,600	BioMarin Pharmaceutical Inc †	45,810,080
1,931,100	Cepheid Inc †	20,044,818

		65,854,898

Health Care Equipment & Supplies — 4.9%
787,200	Haemonetics Corp †	44,476,800
1,143,848	Hologic Inc †	14,950,093
1,143,000	Resmed Inc †	42,839,640
1,299,500	West Pharmaceutical Services Inc	49,082,115

		151,348,648

Health Care Providers & Services — 5.3%
821,500	DaVita Inc †	40,721,755
673,050	Express Scripts Inc †	37,004,289
599,900	Laboratory Corp of America Holdings †	38,639,559
1,715,500	Psychiatric Solutions Inc †	47,776,675

		164,142,278

Life Sciences Tools & Services — 0.4%
172,800	Techne Corp	11,149,056

Total Health Care		392,494,880

Industrials — 12.7%
Aerospace & Defense — 1.4%
603,200	L-3 Communications Holdings Inc	44,504,096

Commercial Services & Supplies — 4.8%
2,725,800	Corrections Corp of America †	44,594,088
403,150	Interface Inc, Class A	1,870,616

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)

Industrials (Continued)

Commercial Services & Supplies (Continued)
2,347,100	Ritchie Bros Auctioneers Inc	$50,274,882
963,300	Stericycle Inc †	50,168,664

		146,908,250

Construction & Engineering — 1.1%
822,100	URS Corp †	33,517,017

Electrical Equipment — 1.1%
1,063,376	American Superconductor Corp †	17,343,663
879,800	General Cable Corp †	15,563,662

		32,907,325

Machinery — 3.6%
406,400	AGCO Corp †	9,586,976
606,500	Flowserve Corp	31,234,750
420,400	Kaydon Corp	14,440,740
559,600	Lincoln Electric Holdings Inc	28,500,428
436,200	Valmont Industries Inc	26,765,232

		110,528,126

Road & Rail — 0.7%
1,162,000	Kansas City Southern †	22,136,100

Total Industrials		390,500,914

Information Technology — 12.3%
Computers & Peripherals — 0.7%
1,355,400	Logitech International SA †	21,117,132

Electronic Equipment & Instruments — 1.6%
787,506	Itron Inc †	50,195,632

Information Technology Services — 2.3%
1,698,000	Cognizant Technology Solutions Corp, Class A †	30,665,880
966,900	Fiserv Inc †	35,166,153
385,200	Satyam Computer Services Ltd, ADR	3,482,208

		69,314,241

Internet Software & Services — 0.5%
975,000	Akamai Technologies Inc †	14,712,750

Semiconductors & Semiconductor Equipment — 1.1%
1,747,700	Microchip Technology Inc	34,132,581

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 6.1%
1,479,100	Check Point Software Technologies †	$28,088,109
474,900	Factset Research Systems Inc	21,009,576
1,210,700	McAfee Inc †	41,853,899
1,403,800	Micros Systems Inc †	22,910,016
1,742,100	Solera Holdings Inc †	41,984,610
1,285,700	Sybase Inc †	31,846,789

		187,692,999

Total Information Technology		377,165,335

Materials — 6.4%
Chemicals — 5.3%
1,742,000	Airgas Inc	67,920,580
1,264,420	FMC Corp	56,557,507
662,450	Praxair Inc	39,323,032

		163,801,119

Metals & Mining — 1.1%
558,800	Compass Minerals International Inc	32,779,208

Total Materials		196,580,327

Telecommunication Services — 2.0%
Wireless Telecommunication Services — 2.0%
1,423,500	American Tower Corp, Class A †	41,737,020
1,052,400	NII Holdings Inc †	19,132,632

		60,869,652

Utilities — 9.0%
Electric Utilities — 4.1%
1,103,400	ITC Holdings Corp	48,196,512
3,315,000	Northeast Utilities	79,758,900

		127,955,412

Gas Utilities — 2.0%
1,818,600	Equitable Resources Inc	61,014,030

Multi-Utilities — 2.9%
2,131,000	NorthWestern Corp (a)	50,014,570
944,550	Wisconsin Energy Corp	39,652,209

		89,666,779

Total Utilities		278,636,221

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
TOTAL COMMON STOCKS
(Cost $3,737,658,325)		$2,969,537,200

INVESTMENT COMPANY SECURITIES — 3.2%
45,465,634	Institutional Money Market Fund (a)	45,465,634
536,600	Midcap SPDR Trust, Series 1	52,136,056

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $93,779,817)		97,601,690

TOTAL INVESTMENTS
(Cost $3,831,438,142)	99.6%	3,067,138,890
OTHER ASSETS AND LIABILITIES (Net)	0.4	11,302,899

NET ASSETS	100.0%	$3,078,441,789

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.3%	$2,687,471,968
Canada	3.0	93,602,249
Bermuda	1.8	56,088,032
Netherlands	1.1	33,952,592
China	0.9	28,432,398
Israel	0.9	28,088,109
Switzerland	0.7	21,117,132
India	0.7	20,784,720

TOTAL COMMON STOCKS	96.4	2,969,537,200
INVESTMENT COMPANY SECURITIES	3.2	97,601,690

TOTAL INVESTMENTS	99.6	3,067,138,890
OTHER ASSETS AND LIABILITIES (Net)	0.4	11,302,899

NET ASSETS	100.0%	$3,078,441,789

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $3,732,974,077)	$2,971,658,686
Securities of affiliated company (cost — $98,464,065)	95,480,204

Total Investments	3,067,138,890
Cash	8,173,000
Dividends receivable	5,674,163
Receivable for investment securities sold	13,911,994
Receivable for Fund shares sold	10,133,548
Prepaid expenses and other assets	147,950

Total Assets	3,105,179,545

LIABILITIES:
Payable for Fund shares redeemed	22,777,414
Payable for investment securities purchased	1,374,143
Transfer agency/record keeping fees payable	1,692,919
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	511,081
Administration fees payable	174,917
Investment advisory fees payable	62,059
Trustees’ fees and expenses payable	46,737
Shareholder servicing fees payable — Class K Shares	7,776
Accrued expenses and other payables	90,710

Total Liabilities	26,737,756

NET ASSETS	$3,078,441,789

Investments, at cost	$3,831,438,142

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$3,214,643
Accumulated net realized loss on investments sold	(707,704,822)
Net unrealized depreciation of investments	(764,299,252)
Paid-in capital	4,547,231,220

$3,078,441,789

NET ASSETS:
Class A Shares	$1,316,747,546

Class B Shares	$31,366,859

Class C Shares	$248,271,792

Class K Shares	$36,244,072

Class R Shares	$52,246,252

Class Y Shares	$1,393,565,268

SHARES OUTSTANDING:
Class A Shares	78,194,009

Class B Shares	1,974,265

Class C Shares	15,594,000

Class K Shares	2,153,420

Class R Shares	3,125,598

Class Y Shares	81,283,861

CLASS A SHARES:
Net asset value and redemption price per share	$16.84

Maximum sales charge	5.50%
Maximum offering price per share	$17.82

CLASS B SHARES:
Net asset value and offering price per share*	$15.89

CLASS C SHARES:
Net asset value and offering price per share*	$15.92

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.83

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$16.72

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.14

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$8,631
Dividends on securities of unaffiliated companies(a)	24,467,815
Dividends on securities of affiliated companies	1,287,328
Securities lending, net of borrower rebates	3,122,569

Total Investment Income	28,886,343

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,189,524
Class B Shares	214,576
Class C Shares	1,732,178
Class R Shares	158,696
Shareholder servicing fees:
Class K Shares	72,914
Investment advisory fees	14,702,859
Transfer agency/record keeping fees	4,410,709
Administration fees	1,309,092
Custody fees	332,472
Registration and filing fees	108,466
Legal and audit fees	57,667
Trustees’ fees and expenses	13,657
Other	334,727

Total Expenses	25,637,537

NET INVESTMENT INCOME	3,248,806

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions of unaffiliated companies	(506,491,372)
Security transactions of affiliated companies	(1,162,422)
Foreign currency-related transactions	(1,299)
Net change in unrealized appreciation/(depreciation) of securities	(1,358,766,249)

Net realized and unrealized loss on investments	(1,866,421,342)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,863,172,536)

(a)	Net of foreign withholding taxes of $225,269.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income/(loss)	$3,248,806	$(16,469,789)
Net realized loss from security and foreign currency-related transactions	(507,655,093)	(98,959,768)
Net change in net unrealized appreciation/ (depreciation) of securities	(1,358,766,249)	(260,206,435)

Net decrease in net assets resulting from operations	(1,863,172,536)	(375,635,992)
Distributions to shareholders from net realized gains:
Class A Shares	(2,055,766)	(32,940,701)
Class B Shares	(52,043)	(1,039,335)
Class C Shares	(412,119)	(7,864,333)
Class K Shares	(57,125)	(1,379,057)
Class R Shares	(81,703)	(881,793)
Class Y Shares	(2,143,657)	(25,967,057)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(116,679,945)	613,413,419
Class B Shares	(4,940,237)	(4,773,738)
Class C Shares	(47,529,915)	60,157,436
Class K Shares	(12,895,500)	(15,487,808)
Class R Shares	4,060,616	42,441,222
Class Y Shares	114,485,609	852,411,383
Short-term trading fees	117,882	432,167

Net increase/(decrease) in net assets	(1,931,356,439)	1,102,885,813
NET ASSETS:
Beginning of period	5,009,798,228	3,906,912,415

End of period	$3,078,441,789	$5,009,798,228

Undistributed net investment income/(loss)	$3,214,643	$(34,163)

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:

Sold*	$329,442,692	$1,187,684,167
Issued as reinvestment of distributions	1,694,206	26,885,103
Redeemed	(447,816,843)	(601,155,851)

Net increase/(decrease)	$(116,679,945)	$613,413,419

Class B Shares:
Sold	$677,015	$5,275,892
Issued as reinvestment of distributions	39,300	755,542
Redeemed*	(5,656,552)	(10,805,172)

Net decrease	$(4,940,237)	$(4,773,738)

Class C Shares:
Sold	$19,012,342	$131,507,936
Issued as reinvestment of distributions	265,803	4,763,756
Redeemed	(66,808,060)	(76,114,256)

Net increase/(decrease)	$(47,529,915)	$60,157,436

Class K Shares:
Sold	$2,383,253	$9,301,558
Issued as reinvestment of distributions	9,009	167,461
Redeemed	(15,287,762)	(24,956,827)

Net decrease	$(12,895,500)	$(15,487,808)

Class R Shares:
Sold	$14,632,081	$60,102,581
Issued as reinvestment of distributions	73,953	800,879
Redeemed	(10,645,418)	(18,462,238)

Net increase	$4,060,616	$42,441,222

Class Y Shares:
Sold	$470,929,673	$1,175,458,987
Issued as reinvestment of distributions	1,695,349	22,395,108
Redeemed	(358,139,413)	(302,752,775)
In-kind redemption	—	(42,689,937)

Net increase	$114,485,609	$852,411,383

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	15,946,070	41,303,105
Issued as reinvestment of distributions	105,892	894,682
Redeemed	(22,598,866)	(21,156,119)

Net increase/(decrease)	(6,546,904)	21,041,668

Class B Shares:
Sold	34,929	191,324
Issued as reinvestment of distributions	2,603	26,436
Redeemed*	(307,685)	(399,564)

Net decrease	(270,153)	(181,804)

Class C Shares:
Sold	951,652	4,762,794
Issued as reinvestment of distributions	17,568	166,390
Redeemed	(3,568,706)	(2,818,017)

Net increase/(decrease)	(2,599,486)	2,111,167

Class K Shares:
Sold	103,593	327,566
Issued as reinvestment of distributions	563	5,575
Redeemed	(870,646)	(865,793)

Net decrease	(766,490)	(532,652)

Class R Shares:
Sold	705,613	2,095,840
Issued as reinvestment of distributions	4,654	26,776
Redeemed	(506,268)	(650,076)

Net increase	203,999	1,472,540

Class Y Shares:
Sold	23,375,809	40,410,435
Issued as reinvestment of distributions	104,073	733,785
Redeemed	(17,073,200)	(10,361,790)
In-kind redemption	—	(1,699,943)

Net increase	6,406,682	29,082,487

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$26.92		$29.43	$23.95	$21.47	$18.35	$13.94

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		(0.10)	(0.13)	0.21	(0.08)	(0.14)
Net realized and unrealized gain/(loss) on investments	(10.06)		(1.97)	5.65	2.38	3.20	4.55

Total from investment operations	(10.05)		(2.07)	5.52	2.59	3.12	4.41

Less distributions:
Dividends from net investment income	—		—	(0.04)	(0.11)	—	—
Distributions from net realized gains	(0.03)		(0.44)	—	—	—	—

Total distributions	(0.03)		(0.44)	(0.04)	(0.11)	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$16.84		$26.92	$29.43	$23.95	$21.47	$18.35

Total return(d)	(37.34)%		(7.18)%	23.10%	12.10%	17.00%	31.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,316,748		$2,281,311	$1,874,868	$1,063,027	$197,523	$14,892
Ratio of operating expenses to average net assets	1.33	%(e)	1.31%	1.32%	1.29%	1.37%	1.57%
Ratio of net investment income/(loss) to average net assets	0.12	%(e)	(0.37)%	(0.50)%	0.88%	(0.41)%	(0.86)%
Portfolio turnover rate	39%		56%	46%	60%	45%	53%
Ratio of operating expenses to average net assets without expense reimbursements	1.33	%(e)	1.31%	1.32%	1.29%	1.37%	1.57%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 3, 2000 and July 5, 2000, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$25.50		$28.11	$23.01	$20.68	$17.80	$13.63

(0.06)		(0.31)	(0.31)	0.05	(0.21)	(0.27)

(9.52)		(1.86)	5.41	2.28	3.09	4.44

(9.58)		(2.17)	5.10	2.33	2.88	4.17

—		—	—	—	—	—

(0.03)		(0.44)	—	—	—	—

(0.03)		(0.44)	—	—	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$15.89		$25.50	$28.11	$23.01	$20.68	$17.80

(37.58)%		(7.88)%	22.16%	11.32%	16.12%	30.59%

$31,367		$57,234	$68,204	$52,218	$23,974	$8,855

2.08	%(e)	2.06%	2.06%	2.04%	2.12%	2.32%

(0.63	)%(e)	(1.15)%	(1.25)%	0.20%	(1.12)%	(1.64)%
39%		56%	46%	60%	45%	53%

2.08	%(e)	2.06%	2.06%	2.04%	2.12%	2.32%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$25.55		$28.17	$23.06	$20.72	$17.84	$13.65

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		(0.31)	(0.31)	0.03	(0.22)	(0.27)
Net realized and unrealized gain/(loss) on investments	(9.54)		(1.87)	5.42	2.31	3.10	4.46

Total from investment operations	(9.60)		(2.18)	5.11	2.34	2.88	4.19

Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(0.03)		(0.44)	—	—	—	—

Total distributions	(0.03)		(0.44)	—	—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$15.92		$25.55	$28.17	$23.06	$20.72	$17.84

Total return(d)	(37.58)%		(7.90)%	22.16%	11.29%	16.14%	30.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$248,272		$464,870	$452,983	$266,190	$57,628	$4,010
Ratio of operating expenses to average net assets	2.08	%(e)	2.06%	2.06%	2.04%	2.12%	2.32%
Ratio of net investment income/(loss) to average net assets	(0.64	)%(e)	(1.13)%	1.25%	0.14%	(1.15)%	(1.64)%
Portfolio turnover rate	39%		56%	46%	60%	45%	53%
Ratio of operating expenses to average net assets without expense reimbursements	2.08	%(e)	2.06%	2.06%	2.04%	2.12%	2.32%

(a)	Prior to the close of business on October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares of the Fund commenced operations on December 17, 2002.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$26.91		$29.42	$23.94	$21.46	$18.34	$13.94

0.01		(0.12)	(0.13)	0.22	(0.07)	(0.13)

(10.06)		(1.95)	5.65	2.37	3.19	4.53

(10.05)		(2.07)	5.52	2.59	3.12	4.40

—		—	(0.04)	(0.11)	—	—

(0.03)		(0.44)	—	—	—	—

(0.03)		(0.44)	(0.04)	(0.11)	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$16.83		$26.91	$29.42	$23.94	$21.46	$18.34

(37.36)%		(7.18)%	23.11%	12.11%	17.01%	31.56%

$36,244		$78,566	$101,567	$111,988	$87,649	$25,788

1.33	%(e)	1.31%	1.31%	1.28%	1.37%	1.57%

0.08	%(e)	(0.40)%	(0.50)%	0.97%	(0.38)%	(0.77)%
39%		56%	46%	60%	45%	53%

1.33	%(e)	1.31%	1.31%	1.28%	1.37%	1.57%

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year	Period
	12/31/08(b)		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$26.76		$29.33	$23.89	$21.41	$17.33

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		(0.16)	(0.20)	0.11	(0.12)
Net realized and unrealized gain/(loss) on investments	(10.00)		(1.97)	5.64	2.43	4.20

Total from investment operations	(10.01)		(2.13)	5.44	2.54	4.08

Less distributions:
Dividends from net investment income	—		—	—	(0.06)	—
Distributions from net realized gains	(0.03)		(0.44)	—	—	—

Total distributions	(0.03)		(0.44)	—	(0.06)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$16.72		$26.76	$29.33	$23.89	$21.41

Total return(d)	(37.42)%		(7.41)%	22.77%	11.86%	23.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,246		$78,174	$42,501	$9,357	$1,019
Ratio of operating expenses to average net assets	1.59	%(e)	1.56%	1.57%	1.55%	1.62	%(e)
Ratio of net investment income/(loss) to average net assets	(0.10	)%(e)	(0.57)%	(0.75)%	0.45%	(0.63	)%(e)
Portfolio turnover rate	39%		56%	46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	1.59	%(e)	1.56%	1.57%	1.55%	1.62	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 24, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$27.37		$29.85	$24.27	$21.75	$18.55	$14.05

0.04		(0.03)	(0.06)	0.25	(0.03)	(0.11)

(10.24)		(2.01)	5.73	2.44	3.23	4.61

(10.20)		(2.04)	5.67	2.69	3.20	4.50

—		—	(0.09)	(0.17)	—	—
(0.03)		(0.44)	—	—	—	—

(0.03)		(0.44)	(0.09)	(0.17)	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$17.14		$27.37	$29.85	$24.27	$21.75	$18.55

(37.28)%		(6.98)%	23.43%	12.41%	17.25%	32.03%

$1,393,565		$2,049,643	$1,366,790	$617,320	$124,264	$42,188

1.09	%(e)	1.07%	1.07%	1.05%	1.12%	1.32%

0.41	%(e)	(0.09)%	(0.25)%	1.04%	(0.13)%	(0.69)%
39%		56%	46%	60%	45%	53%

1.09	%(e)	1.07%	1.07%	1.05%	1.12%	1.32%

See Notes to Financial Statements.

19

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20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$3,067,138,890
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$3,067,138,890

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Short-Term Trading (Redemption) Fees: During the period through October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $6 billion of its average daily net assets; 0.70% on the next $2 billion; and 0.65% on assets exceeding $8 billion. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $1,309,092 before payment of sub-administration fees and $878,842 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.0668% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $28,714 in advisory fees before waivers and expense reimbursements ($3,152 after waivers and expense reimbursements) and $12,086 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $1,569,225,267 and $1,670,479,687, respectively, for the period ended December 31, 2008.

27

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $132,801,553, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $897,100,805 and net depreciation for financial reporting purposes was $764,299,252. At December 31, 2008, aggregate cost for financial reporting purposes was $3,831,438,142.

6.	Affiliated Company Securities

The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities and any company that is under common control with the Fund. At, or during the period ended December 31, 2008, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at	Dividend	Realized
Affiliated Company	6/30/08	Cost	Shares	Proceeds	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$35,517,861	$567,021,053	567,021,053	$557,073,280	557,073,280	$45,465,634	$260,170	$—
NorthWestern Corporation*	22,550,082	31,632,836	1,377,700	2,700,955	133,800	50,014,570	1,027,158	(1,162,422)

*	Not affiliated at June 30, 2008.

7. Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For

28

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the period ended December 31, 2008, total commitment fees for the Fund were $22,666.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from a redemption in-kind, foreign currency gains and losses and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-In Capital

$16,466,389	$(11,711,319)	$(4,755,070)

During the year ended June 30, 2008, dividends of $70,072,276 were paid to shareholders from capital gains on a tax basis. During the year ended June 30, 2007, dividends of $4,934,983 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Capital Gains	Loss	Appreciation	Total

$4,801,971	$(171,039,073)	$565,456,783	$399,219,681

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

29

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year.

The Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $171,039,073.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $8,670,661.

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMCCG1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Large-Cap Value Fund
Class A, B, C, K, R & Y Shares
Munder Mid-Cap Value Fund
Class A, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

By the time you receive this Semi-Annual Report, we will have announced that the Munder Funds Board of Trustees has approved the liquidation of the Munder Mid-Cap Value Fund. (The Munder Large-Cap Value Fund will continue its operations.) Shareholders of the Mid-Cap Value Fund should already have received a Prospectus Supplement with details of the liquidation, which we expect will occur by the end of March 2009. As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

On the following pages, you will find information relating to your Munder Funds investment. The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount to cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

We again want to thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vii	Shareholder Fee Example

Portfolios of Investments:
1	Munder Large-Cap Value Fund
7	Munder Mid-Cap Value Fund
12	Statements of Assets and Liabilities
14	Statements of Operations
16	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
22	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of each Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. Each Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2008, which are further broken down by industry, are contained in the Portfolios of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

MUNDER LARGE-CAP VALUE FUND

 SECTOR ALLOCATION

MUNDER MID-CAP VALUE FUND

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Munder Large-Cap Value Fund Portfolio Management Team: John Kreiter and Joseph Skornicka

Although value stocks outperformed growth stocks for the six months ended December 31, 2008, they were not immune from the negative and volatile stock market environment. The Large-Cap Value Fund posted a return of -24.10%, compared to the -26.93% return for the Russell 1000® Value Index and the -27.31% median return for the Lipper universe of large-cap value funds.

The relative strength of the Fund, compared to its Russell 1000® Value benchmark, was due primarily to the strength of its holdings in the financials sector, which added over three percentage points to the Fund’s relative performance. The strong performance of holdings in the consumer discretionary and telecommunication services sectors also helped to boost the Fund’s relative returns. These positive factors were only partially offset by the relative weakness of holdings in the energy, consumer staples and utilities sectors.

Annaly Capital Management (2.4% of the Fund), ACE (1.5% of the Fund) and Arch Capital Group (1.2% of the Fund), along with the lack of a position in American International Group (AIG), were among the key contributors to the Fund’s relative strength in the financials sector. Overweights in McDonald’s (1.1% of the Fund) and Hasbro (1.0% of the Fund) boosted the Fund’s relative performance in the consumer

Management’s Discussion of
 Fund Performance (continued)

discretionary sector, while the lack of a position in Sprint Nextel was primarily responsible for the Fund’s relative strength in the telecommunication services sector.

The Fund’s relative weakness in the energy sector came principally from overweights in National Oilwell Varco (0.5% of the Fund), Apache (2.0% of the Fund) and Transocean (0.4% of the Fund) and an underweight in Exxon Mobil (5.9% of the Fund). The poor timing of the sale of Archer-Daniels-Midland, which was eliminated from the Fund in September, and the lack of a position in Kraft Foods were among the reasons for the Fund’s relative weakness in the consumer staples sector, offsetting the positive contribution of an overweight in General Mills (1.3% of the Fund). Equitable Resources (0.4% of the Fund) and FirstEnergy (0.8% of the Fund) were the primary detractors from the Fund’s performance in the utilities sector.

Munder Mid-Cap Value Fund Portfolio Management Team: Robert Crosby, Julie Hollinshead, John Kreiter, John Richardson and Joseph Skornicka

Both the Mid-Cap Value Fund and its Russell Midcap® Value Index benchmark posted double-digit negative returns for the six months ended December 31, 2008, reflecting the turmoil in the financial markets during the last half of 2008. The Fund trailed its benchmark for this six-month period, posting a -34.84% return, compared to the -32.67% return for the Russell Midcap® Value Index, the -31.41% median return for the Lipper universe of mid-cap value funds and the -33.78% median return for the Lipper universe of mid-cap core funds. (Lipper includes the Munder Mid-Cap Value Fund in the mid-cap core universe.)

The positive impact of relative strength of the Fund’s holdings in the financials, consumer discretionary and health care sectors, as well as an underweight in the energy and consumer discretionary sectors, was outweighed by the negative impact of relative weakness in the utilities, industrials, materials and information technology sectors.

The Fund’s relative strength in the financials sector was primarily due to overweighted positions in a number of stocks, including Annaly Capital Management (3.3% of the Fund), Aspen Insurance (2.3% of the Fund), Arch Capital Group (2.4% of the Fund) and ACE (1.8% of the Fund). The strength of these holdings more than offset the negative impact of overweights in Affiliated Managers Group (1.2% of the Fund) and KKR Financial Holdings, which was eliminated from the Fund in November.

Overweights in Hasbro (1.8% of the Fund), Penn National Gaming (1.6% of the Fund) and Coach (1.6% of the Fund), along with the lack of a position in Liberty Media, were the key reasons for the Fund’s relative strength in the consumer discretionary sector. DaVita (2.0% of the Fund) was the primary contributor to the Fund’s relative performance in the health care sector.

Overweights in two gas utilities, Energen (1.4% of the Fund) and Questar (1.5% of the Fund), and the lack of a position in PG&E, Consolidated Edison and Progress Energy, were among the key reasons for the Fund’s lagging performance in the utilities sector. Positions in General Cable (0.7% of the Fund) and Terex (0.7% of the Fund) were largely responsible for the Fund’s relative weakness in the industrials sector. In the materials sector, Reliance Steel & Aluminum (0.7% of the Fund) was the primary detractor from the Fund’s relative performance.

In the information technology sector, overweighted positions in a number of stocks, including Anixter International (1.0% of the Fund), MEMC Electronic Materials, CommScope and Amphenol, none of which were represented in the Fund’s Russell Midcap® Value benchmark, were largely responsible for the Fund’s lagging performance. MEMC Electronic Materials, CommScope and Amphenol were all eliminated from the Fund in October. The negative impact of these overweighted positions more than offset the positive impact of other stocks, including Intuit (1.6% of the Fund) and Synopsys (1.2% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. The Russell Midcap® Growth Index is a capitalization-weighted index that measures the performance of Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The Russell Midcap® Index includes approximately 800 of the smallest Russell 1000® Index companies. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of large-cap value funds and the Lipper universe of mid-cap core funds each represent the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund against which it is compared. The Lipper mid-cap value funds universe data is being provided as supplemental information and the Munder Mid-Cap Value Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

v

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Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Shareholder Fee Example (Unaudited) (continued)

Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder Large-Cap Value Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$758.20	$6.69	1.51%
Class B	$1,000.00	$755.00	$10.00	2.26%
Class C	$1,000.00	$754.80	$10.04	2.27%
Class K	$1,000.00	$758.40	$6.69	1.51%
Class R	$1,000.00	$757.10	$7.71	1.74%
Class Y	$1,000.00	$759.00	$5.59	1.26%

Hypothetical
Class A	$1,000.00	$1,017.59	$7.68	1.51%
Class B	$1,000.00	$1,013.81	$11.47	2.26%
Class C	$1,000.00	$1,013.76	$11.52	2.27%
Class K	$1,000.00	$1,017.59	$7.68	1.51%
Class R	$1,000.00	$1,016.43	$8.84	1.74%
Class Y	$1,000.00	$1,018.85	$6.41	1.26%

Munder Mid-Cap Value Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$650.00	$6.03	1.45%
Class C	$1,000.00	$647.90	$9.14	2.20%
Class K	$1,000.00	$650.70	$6.03	1.45%
Class R	$1,000.00	$649.70	$7.07	1.70%
Class Y	$1,000.00	$651.60	$5.00	1.20%

Hypothetical
Class A	$1,000.00	$1,017.90	$7.37	1.45%
Class C	$1,000.00	$1,014.12	$11.17	2.20%
Class K	$1,000.00	$1,017.90	$7.37	1.45%
Class R	$1,000.00	$1,016.64	$8.64	1.70%
Class Y	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed in the table for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the tables do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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x

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 97.2%
Consumer Discretionary — 6.9%
Hotels, Restaurants & Leisure — 1.1%
14,190	McDonald’s Corp	$882,476

Leisure Equipment & Products — 1.0%
28,085	Hasbro Inc	819,240

Media — 3.1%
72,368	Comcast Corp, Class A Special	1,168,743
33,795	Omnicom Group Inc	909,761
38,195	Time Warner Inc	384,242

		2,462,746

Specialty Retail — 0.7%
19,400	Best Buy Co Inc	545,334

Textiles, Apparel & Luxury Goods — 1.0%
36,040	Coach Inc †	748,551

Total Consumer Discretionary		5,458,347

Consumer Staples — 10.6%
Beverages — 1.1%
15,455	PepsiCo Inc	846,470

Food & Staples Retailing — 3.6%
69,715	CVS/Caremark Corp	2,003,609
14,970	Wal-Mart Stores Inc	839,218

		2,842,827

Food Products — 2.2%
17,280	General Mills Inc	1,049,760
16,410	JM Smucker Co/The	711,538

		1,761,298

Household Products — 3.7%
10,410	Kimberly-Clark Corp	549,023
39,325	Procter & Gamble Co	2,431,072

		2,980,095

Total Consumer Staples		8,430,690

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 16.3%
Energy Equipment & Services — 0.9%
16,790	National Oilwell Varco Inc †	$410,348
6,290	Transocean Ltd †	297,202

		707,550

Oil, Gas & Consumable Fuels — 15.4%
21,255	Apache Corp	1,584,135
32,040	Chevron Corp	2,369,999
59,004	Exxon Mobil Corp	4,710,289
39,570	Marathon Oil Corp	1,082,635
18,575	Occidental Petroleum Corp	1,114,314
11,555	Total SA, ADR	638,992
20,380	XTO Energy Inc	718,803

		12,219,167

Total Energy		12,926,717

Financials — 23.0%
Capital Markets — 2.0%
41,720	Bank of New York Mellon Corp/The	1,181,928
4,860	Goldman Sachs Group Inc/The	410,135

		1,592,063

Commercial Banks — 5.3%
11,030	BB&T Corp	302,884
19,650	PNC Financial Services Group Inc	962,850
45,580	US Bancorp	1,139,956
60,280	Wells Fargo & Co	1,777,054

		4,182,744

Diversified Financial Services — 4.6%
57,192	Bank of America Corp	805,263
90,599	JPMorgan Chase & Co	2,856,587

		3,661,850

Insurance — 8.7%
22,491	ACE Ltd	1,190,224
13,020	AON Corp	594,753
13,570	Arch Capital Group Ltd †	951,257
35,395	Assurant Inc	1,061,850
43,515	Axis Capital Holdings Ltd	1,267,157
7,910	Chubb Corp	403,410

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance (Continued)
20,450	MetLife Inc	$712,887
17,070	Travelers Cos Inc/The	771,564

		6,953,102

Real Estate Investment Trusts (REITs) — 2.4%
119,875	Annaly Capital Management Inc	1,902,416

Total Financials		18,292,175

Health Care — 13.5%
Biotechnology — 1.7%
23,400	Amgen Inc †	1,351,350

Health Care Providers & Services — 1.1%
22,250	McKesson Corp	861,742

Life Sciences Tools & Services — 1.1%
26,400	Thermo Fisher Scientific Inc †	899,448

Pharmaceuticals — 9.6%
27,770	Abbott Laboratories	1,482,085
43,440	Johnson & Johnson	2,599,015
80,265	Pfizer Inc	1,421,493
30,115	Teva Pharmaceutical Industries Ltd, ADR	1,281,996
22,230	Wyeth	833,847

		7,618,436

Total Health Care		10,730,976

Industrials — 8.3%
Aerospace & Defense — 1.2%
17,938	United Technologies Corp	961,477

Construction & Engineering — 0.9%
22,250	Aecom Technology Corp †	683,743

Electrical Equipment — 0.4%
19,480	General Cable Corp †	344,601

Industrial Conglomerates — 2.6%
125,695	General Electric Co	2,036,259

Machinery — 3.2%
16,670	Cummins Inc	445,589
9,480	Danaher Corp	536,663

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
9,350	Eaton Corp	$464,788
27,320	Wabtec Corp	1,085,970

		2,533,010

Total Industrials		6,559,090

Information Technology — 3.7%
Computers & Peripherals — 2.0%
33,755	Hewlett-Packard Co	1,224,969
4,590	International Business Machines Corp	386,294

		1,611,263

Software — 1.7%
20,470	Microsoft Corp	397,937
29,565	Oracle Corp †	524,188
33,020	Symantec Corp †	446,430

		1,368,555

Total Information Technology		2,979,818

Materials — 2.7%
Chemicals — 2.4%
11,440	BASF SE, ADR	449,706
8,105	PPG Industries Inc	343,895
17,988	Praxair Inc	1,067,768

		1,861,369

Metals & Mining — 0.3%
10,660	Freeport-McMoRan Copper & Gold Inc	260,531

Total Materials		2,121,900

Telecommunication Services — 6.4%
Diversified Telecommunication Services — 6.4%
113,825	AT&T Inc	3,244,012
55,415	Verizon Communications Inc	1,878,569

		5,122,581

Utilities — 5.8%
Electric Utilities — 5.0%
15,390	American Electric Power Co Inc	512,179
21,878	Duke Energy Corp	328,389
8,395	Edison International	269,647

See Notes to Financial Statements.

4

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
13,707	Exelon Corp	$762,246
13,300	FirstEnergy Corp	646,114
9,968	FPL Group Inc	501,690
20,080	Northeast Utilities	483,125
12,425	Southern Co	459,725

		3,963,115

Gas Utilities — 0.4%
9,101	Equitable Resources Inc	305,338

Multi-Utilities — 0.4%
8,217	Wisconsin Energy Corp	344,950

Total Utilities		4,613,403

TOTAL COMMON STOCKS
(Cost $81,487,589)		77,235,697

INVESTMENT COMPANY SECURITY — 2.9%
(Cost $2,305,427)
2,305,427	Institutional Money Market Fund (a)	2,305,427

TOTAL INVESTMENTS
(Cost $83,793,016)	100.1%	79,541,124
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(47,984)

NET ASSETS	100.0%	$79,493,140

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR — American Depositary Receipt

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.9%	$71,456,366
Bermuda	2.8	2,218,414
Israel	1.6	1,281,996
Switzerland	1.5	1,190,224
France	0.8	638,991
Germany	0.6	449,706

TOTAL COMMON STOCKS	97.2	77,235,697
INVESTMENT COMPANY SECURITY	2.9	2,305,427

TOTAL INVESTMENTS	100.1	79,541,124
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(47,984)

NET ASSETS	100.0%	$79,493,140

See Notes to Financial Statements.

6

Munder Mid-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 94.2%
Consumer Discretionary — 9.9%
Auto Components — 0.9%
560	BorgWarner Inc	$12,191

Hotels, Restaurants & Leisure — 1.5%
1,030	Penn National Gaming Inc †	22,021

Leisure Equipment & Products — 1.8%
900	Hasbro Inc	26,253

Media — 1.5%
790	Omnicom Group Inc	21,267

Specialty Retail — 1.9%
360	Best Buy Co Inc	10,120
760	GameStop Corp, Class A †	16,461

		26,581

Textiles, Apparel & Luxury Goods — 2.3%
1,060	Coach Inc †	22,016
190	VF Corp	10,407

		32,423

Total Consumer Discretionary		140,736

Consumer Staples — 9.3%
Food Products — 7.5%
875	Campbell Soup Co	26,259
810	Flowers Foods Inc	19,732
310	General Mills Inc	18,832
300	JM Smucker Co/The	13,008
915	McCormick & Co Inc	29,152

		106,983

Household Products — 1.8%
445	Clorox Co	24,724

Total Consumer Staples		131,707

Energy — 3.6%
Energy Equipment & Services — 2.6%
350	Core Laboratories NV	20,951
880	Oil States International Inc †	16,447

		37,398

See Notes to Financial Statements.

7

Munder Mid-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 1.0%
1,320	Mariner Energy Inc †	$13,464

Total Energy		50,862

Financials — 32.0%
Capital Markets — 2.8%
410	Affiliated Managers Group Inc †	17,187
1,535	TD Ameritrade Holding Corp †	21,874

		39,061

Commercial Banks — 4.3%
470	BB&T Corp	12,906
485	Cullen/Frost Bankers Inc	24,580
220	M&T Bank Corp	12,630
790	Marshall & Ilsley Corp	10,776

		60,892

Insurance — 12.2%
480	ACE Ltd	25,402
560	AON Corp	25,581
490	Arch Capital Group Ltd †	34,349
1,325	Aspen Insurance Holdings Ltd	32,131
655	Assurant Inc	19,650
1,035	Axis Capital Holdings Ltd	30,139
340	Delphi Financial Group Inc	6,270

		173,522

Real Estate Investment Trusts (REITs) — 12.0%
430	Alexandria Real Estate Equities Inc	25,946
2,910	Annaly Capital Management Inc	46,182
1,205	Corporate Office Properties Trust SBI MD	36,993
900	Digital Realty Trust Inc	29,565
200	Essex Property Trust Inc	15,350
925	Kimco Realty Corp	16,909

		170,945

Thrifts & Mortgage Finance — 0.7%
830	New York Community Bancorp Inc	9,927

Total Financials		454,347

See Notes to Financial Statements.

8

Shares		Value

Health Care — 6.2%
Health Care Equipment & Supplies — 1.2%
520	St Jude Medical Inc †	$17,139

Health Care Providers & Services — 3.8%
570	DaVita Inc †	28,255
665	McKesson Corp	25,755

		54,010

Life Sciences Tools & Services — 1.2%
270	Techne Corp	17,421

Total Health Care		88,570

Industrials — 8.9%
Construction & Engineering — 1.2%
520	Aecom Technology Corp †	15,980

Electrical Equipment — 2.3%
760	Ametek Inc	22,959
565	General Cable Corp †	9,995

		32,954

Machinery — 3.9%
750	Actuant Corp, Class A	14,265
270	Eaton Corp	13,422
730	IDEX Corp	17,629
580	Terex Corp †	10,046

		55,362

Road & Rail — 1.5%
560	Landstar System Inc	21,521

Total Industrials		125,817

Information Technology — 5.8%
Electronic Equipment & Instruments — 1.1%
490	Anixter International Inc †	14,759

Software — 4.7%
480	Amdocs Ltd †	8,779
580	CA Inc	10,747
955	Intuit Inc †	22,720

See Notes to Financial Statements.

9

Munder Mid-Cap Value Fund
 Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
560	Symantec Corp †	$7,571
940	Synopsys Inc †	17,409

		67,226

Total Information Technology		81,985

Materials — 4.2%
Chemicals — 1.7%
630	Airgas Inc	24,563

Containers & Packaging — 0.9%
360	Greif Inc, Class A	12,035

Metals & Mining — 1.6%
510	Allegheny Technologies Inc	13,020
510	Reliance Steel & Aluminum Co	10,170

		23,190

Total Materials		59,788

Utilities — 14.3%
Electric Utilities — 5.5%
975	Edison International	31,317
510	ITC Holdings Corp	22,277
1,050	Northeast Utilities	25,263

		78,857

Gas Utilities — 4.0%
655	Energen Corp	19,211
505	Equitable Resources Inc	16,943
635	Questar Corp	20,758

		56,912

Multi-Utilities — 4.8%
1,265	MDU Resources Group Inc	27,297
740	NorthWestern Corp	17,368
550	Wisconsin Energy Corp	23,089

		67,754

Total Utilities		203,523

TOTAL COMMON STOCKS
(Cost $1,621,360)		1,337,335

See Notes to Financial Statements.

10

Shares		Value

INVESTMENT COMPANY SECURITY — 6.4%
(Cost $91,186)
91,186	Institutional Money Market Fund (a)	$91,186

TOTAL INVESTMENTS
(Cost $1,712,546)	100.6%	1,428,521
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(8,555)

NET ASSETS	100.0%	$1,419,966

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.5%	$1,185,583
Bermuda	6.8	96,620
Switzerland	1.8	25,402
Netherlands	1.5	20,951
Guernsey	0.6	8,779

TOTAL COMMON STOCKS	94.2	1,337,335
INVESTMENT COMPANY SECURITY	6.4	91,186

TOTAL INVESTMENTS	100.6	1,428,521
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(8,555)

NET ASSETS	100.0%	$1,419,966

See Notes to Financial Statements.

11

Munder Large-Cap Value and Mid-Cap Value Funds

Statements of Assets and Liabilities, December 31, 2008 (Unaudited)

	Munder	Munder
	Large-Cap	Mid-Cap
	Value Fund	Value Fund

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies(a)	$77,235,697	$1,337,335
Securities of affiliated company(b)	2,305,427	91,186

Total Investments	79,541,124	1,428,521
Dividends receivable	172,355	4,657
Receivable from Advisor	—	37,378
Receivable for investment securities sold	406,194	—
Receivable for Fund shares sold	151,205	10,203
Prepaid expenses and other assets	35,473	41,117

Total Assets	80,306,351	1,521,876

LIABILITIES:
Payable for investment securities purchased	392,579	26,137
Payable for Fund shares redeemed	296,307	1,648
Trustees’ fees and expenses payable	49,566	17,702
Transfer agency/record keeping fees payable	14,910	8,956
Administration fees payable	10,618	6,983
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	5,187	319
Shareholder servicing fees payable — Class K Shares	3,730	7
Investment advisory fees payable	1,608	756
Custody fees payable	—	1,665
Accrued expenses and other payables	38,706	37,737

Total Liabilities	813,211	101,910

NET ASSETS	$79,493,140	$1,419,966

Investments, at cost	$83,793,016	$1,712,546

(a)	Cost of $81,487,589 and $1,621,360 for the Munder Large-Cap Value Fund and Munder Mid-Cap Value Fund, respectively.

(b)	Cost of $2,305,427 and $91,186 for the Munder Large-Cap Value Fund and Munder Mid-Cap Value Fund, respectively.

See Notes to Financial Statements.

12

	Munder	Munder
	Large-Cap	Mid-Cap
	Value Fund	Value Fund

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(224,623)	$(1,380)
Accumulated net realized loss on investments sold	(7,107,791)	(259,880)
Net unrealized depreciation of investments	(4,251,892)	(284,025)
Paid-in capital	91,077,446	1,965,251

	$79,493,140	$1,419,966

NET ASSETS:
Class A Shares	$9,712,577	$515,485

Class B Shares	$1,600,060	$— **

Class C Shares	$2,598,826	$401,490

Class K Shares	$17,491,547	$37,122

Class R Shares	$4,742	$38,225

Class Y Shares	$48,085,388	$427,644

SHARES OUTSTANDING:
Class A Shares	945,928	85,031

Class B Shares	160,461	— **

Class C Shares	260,808	66,246

Class K Shares	1,702,128	6,127

Class R Shares	462	6,309

Class Y Shares	4,673,708	70,615

CLASS A SHARES:
Net asset value and redemption price per share	$10.27	$6.06

Maximum sales charge	5.50%	5.50%
Maximum offering price per share	$10.87	$6.41

CLASS B SHARES:
Net asset value and offering price per share*	$9.97	$— **

CLASS C SHARES:
Net asset value and offering price per share*	$9.96	$6.06

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.28	$6.06

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.26	$6.06

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.29	$6.06

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

**	Munder Mid-Cap Value Fund does not offer Class B Shares.

See Notes to Financial Statements.

13

Munder Large-Cap Value and Mid-Cap Value Funds

Statements of Operations, For the Period Ended December 31, 2008 (Unaudited)

	Munder	Munder
	Large-Cap	Mid-Cap
	Value Fund	Value Fund

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$1,322,714	$16,648
Dividends on securities of affiliated company	25,411	665
Securities lending, net of borrower rebates	39,485	—

Total Investment Income	1,387,610	17,313

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	13,215	788
Class B Shares	9,672	— *
Class C Shares	11,620	742
Class R Shares	14	117
Shareholder servicing fees:
Class K Shares	24,055	57
Investment advisory fees	335,964	4,620
Administration fees	72,569	41,447
Transfer agency/record keeping fees	46,703	16,761
Registration and filing fees	27,360	30,246
Legal and audit fees	24,388	27,875
Printing and mailing fees	19,665	34,486
Custody fees	17,898	11,633
Trustees’ fees and expenses	13,421	11,634
Other	8,459	6,929

Total Expenses	625,003	187,335

Expenses reimbursed by Advisor	—	(178,238)

Net Expenses	625,003	9,097

NET INVESTMENT INCOME	762,607	8,216

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(4,872,000)	(243,228)
Net change in unrealized appreciation/(depreciation) of securities	(20,254,684)	(238,843)

Net realized and unrealized loss on investments	(25,126,684)	(482,071)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,364,077)	$(473,855)

(a)	Net of foreign withholding taxes of $3,347 for the Munder Large-Cap Value Fund.

*	Munder Mid-Cap Value Fund does not offer Class B Shares.

See Notes to Financial Statements.

14

[This Page Intentionally Left Blank]

15

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$762,607	$1,363,241
Net realized gain/(loss) from security transactions	(4,872,000)	1,936,958
Net change in net unrealized appreciation/(depreciation) of securities	(20,254,684)	(16,415,789)

Net decrease in net assets resulting from operations	(24,364,077)	(13,115,590)
Dividends to shareholders from net investment income:
Class A Shares	(112,849)	(156,212)
Class B Shares	(12,974)	(11,703)
Class C Shares	(19,346)	(12,811)
Class K Shares	(205,774)	(294,841)
Class R Shares	(50)	(55)
Class Y Shares	(638,590)	(870,071)
Distributions to shareholders from net realized gains:
Class A Shares	—	(1,619,351)
Class B Shares	—	(312,223)
Class C Shares	—	(339,590)
Class K Shares	—	(3,099,416)
Class R Shares	—	(695)
Class Y Shares	—	(6,841,328)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	508,299	(1,485,570)
Class B Shares	(148,355)	(385,954)
Class C Shares	673,149	(442,135)
Class K Shares	311,072	(3,647,830)
Class R Shares	50	751
Class Y Shares	(236,745)	7,791,273
Short-term trading fees	853	1,377

Net decrease in net assets	(24,245,337)	(24,841,974)
NET ASSETS:
Beginning of period	103,738,477	128,580,451

End of period	$79,493,140	$103,738,477

(Accumulated distributions in excess of net investment income)/Undistributed net investment income	$(224,623)	$2,353

See Notes to Financial Statements.

16

Munder Mid-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Net investment income	$8,216	$2,811
Net realized loss from security transactions	(243,228)	(8,086)
Net change in net unrealized appreciation/(depreciation) of securities	(238,843)	(45,182)

Net decrease in net assets resulting from operations	(473,855)	(50,457)
Dividends to shareholders from net investment income:
Class A Shares	(4,553)	(1,998)
Class C Shares	(13)	(216)
Class K Shares	(324)	(353)
Class R Shares	(222)	(303)
Class Y Shares	(3,862)	(478)
Distributions to shareholders from net realized gains:
Class A Shares	(4,502)	(523)
Class C Shares	(871)	(98)
Class K Shares	(304)	(92)
Class R Shares	(312)	(92)
Class Y Shares	(2,145)	(110)
Net increase in net assets from Fund share transactions:
Class A Shares	226,271	620,348
Class C Shares	311,364	135,658
Class K Shares	628	60,445
Class R Shares	894	61,905
Class Y Shares	137,932	409,944
Short-term trading fees	192	68

Net increase in net assets	186,318	1,233,648
NET ASSETS:
Beginning of period	1,233,648	—

End of period	$1,419,966	$1,233,648

Accumulated distributions in excess of net investment income	$(1,380)	$(622)

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$2,459,470	$1,568,883
Issued as reinvestment of dividends and distributions	85,694	1,348,301
Redeemed	(2,036,865)	(4,402,754)

Net increase/(decrease)	$508,299	$(1,485,570)

Class B Shares:
Sold	$169,004	$225,293
Issued as reinvestment of dividends and distributions	10,363	247,778
Redeemed*	(327,722)	(859,025)

Net decrease	$(148,355)	$(385,954)

Class C Shares:
Sold	$1,099,174	$276,520
Issued as reinvestment of dividends and distributions	12,857	230,857
Redeemed	(438,882)	(949,512)

Net increase/(decrease)	$673,149	$(442,135)

Class K Shares:
Sold	$2,786,833	$4,167,165
Issued as reinvestment of dividends and distributions	55,379	1,039,277
Redeemed	(2,531,140)	(8,854,272)

Net increase/(decrease)	$311,072	$(3,647,830)

Class R Shares:
Sold	$—	$1
Issued as reinvestment of dividends and distributions	50	750

Net increase	$50	$751

Class Y Shares:
Sold	$4,430,683	$14,336,107
Issued as reinvestment of dividends and distributions	576,754	7,106,981
Redeemed	(5,244,182)	(13,651,815)

Net increase/(decrease)	$(236,745)	$7,791,273

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

18

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	226,208	100,467
Issued as reinvestment of dividends and distributions	7,958	85,388
Redeemed	(176,023)	(291,524)

Net increase/(decrease)	58,143	(105,669)

Class B Shares:
Sold	15,897	15,222
Issued as reinvestment of dividends and distributions	1,010	16,079
Redeemed*	(30,327)	(57,080)

Net decrease	(13,420)	(25,779)

Class C Shares:
Sold	107,395	18,138
Issued as reinvestment of dividends and distributions	1,272	14,979
Redeemed	(39,732)	(62,031)

Net increase/(decrease)	68,935	(28,914)

Class K Shares:
Sold	272,098	270,148
Issued as reinvestment of dividends and distributions	5,108	65,743
Redeemed	(213,615)	(576,740)

Net increase/(decrease)	63,591	(240,849)

Class R Shares:
Sold	—	— #
Issued as reinvestment of dividends and distributions	4	48

Net increase	4	48

Class Y Shares:
Sold	386,795	952,148
Issued as reinvestment of dividends and distributions	52,832	450,083
Redeemed	(445,901)	(869,109)

Net increase/(decrease)	(6,274)	533,122

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

#	Amount represents less than 0.5 of a share.

See Notes to Financial Statements.

19

Munder Mid-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity (continued)

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Amount
Class A Shares:
Sold	$486,948	$722,313
Issued as reinvestment of dividends and distributions	6,125	2,334
Redeemed	(266,802)	(104,299)

Net increase	$226,271	$620,348

Class C Shares:
Sold	$313,752	$141,345
Issued as reinvestment of dividends and distributions	727	313
Redeemed	(3,115)	(6,000)

Net increase	$311,364	$135,658

Class K Shares:
Sold	$—	$60,000
Issued as reinvestment of dividends and distributions	628	445

Net increase	$628	$60,445

Class R Shares:
Sold	$360	$62,000
Issued as reinvestment of dividends and distributions	534	395
Redeemed	—	(490)

Net increase	$894	$61,905

Class Y Shares:
Sold	$153,071	$409,856
Issued as reinvestment of dividends and distributions	6,007	588
Redeemed	(21,146)	(500)

Net increase	$137,932	$409,944

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

20

	Period Ended
	December 31, 2008	Period Ended
	(Unaudited)	June 30, 2008(a)

Shares
Class A Shares:
Sold	64,593	73,951
Issued as reinvestment of dividends and distributions	786	234
Redeemed	(42,873)	(11,660)

Net increase	22,506	62,525

Class C Shares:
Sold	52,934	14,332
Issued as reinvestment of dividends and distributions	87	31
Redeemed	(505)	(633)

Net increase	52,516	13,730

Class K Shares:
Sold	—	6,000
Issued as reinvestment of dividends and distributions	82	45

Net increase	82	6,045

Class R Shares:
Sold	46	6,202
Issued as reinvestment of dividends and distributions	69	40
Redeemed	—	(48)

Net increase	115	6,194

Class Y Shares:
Sold	31,190	42,144
Issued as reinvestment of dividends and distributions	830	59
Redeemed	(3,557)	(51)

Net increase	28,463	42,152

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

21

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$13.70		$17.28	$15.89	$14.89	$13.21	$10.98

Income/(loss) from investment operations:
Net investment income/(loss)	0.09		0.17	0.15	0.11	0.08	0.06
Net realized and unrealized gain/(loss) on investments	(3.40)		(1.93)	2.83	1.37	1.67	2.23

Total from investment operations	(3.31)		(1.76)	2.98	1.48	1.75	2.29

Less distributions:
Dividends from net investment income	(0.12)		(0.16)	(0.15)	(0.11)	(0.07)	(0.06)
Distributions from net realized gains	—		(1.66)	(1.44)	(0.37)	—	—

Total distributions	(0.12)		(1.82)	(1.59)	(0.48)	(0.07)	(0.06)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$10.27		$13.70	$17.28	$15.89	$14.89	$13.21

Total return(d)	(24.18)%		(11.31)%	19.84%	10.08%	13.27%	20.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,713		$12,162	$17,170	$12,754	$8,532	$6,259
Ratio of operating expenses to average net assets	1.51	%(e)	1.42%	1.42%	1.43%	1.48%	1.47%
Ratio of net investment income/(loss) to average net assets	1.59	%(e)	1.07%	0.91%	0.72%	0.58%	0.52%
Portfolio turnover rate	27%		41%	47%	48%	47%	31%
Ratio of operating expenses to average net assets without expense reimbursements	1.51	%(e)	1.42%	1.42%	1.43%	1.48%	1.47%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

22

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$13.31		$16.86	$15.56	$14.62	$13.02	$10.84

0.05		0.05	0.02	(0.02)	(0.02)	(0.03)

(3.31)		(1.88)	2.77	1.36	1.63	2.21

(3.26)		(1.83)	2.79	1.34	1.61	2.18

(0.08)		(0.06)	(0.05)	(0.03)	(0.01)	—

—		(1.66)	(1.44)	(0.37)	—	—

(0.08)		(1.72)	(1.49)	(0.40)	(0.01)	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$9.97		$13.31	$16.86	$15.56	$14.62	$13.02

(24.50)%		(12.00)%	18.94%	9.30%	12.37%	20.11%

$1,600		$2,314	$3,366	$3,641	$8,346	$9,948

2.26	%(e)	2.17%	2.17%	2.18%	2.23%	2.22%

0.83	%(e)	0.33%	0.15%	(0.13)%	(0.18)%	(0.23)%
27%		41%	47%	48%	47%	31%

2.26	%(e)	2.17%	2.17%	2.18%	2.23%	2.22%

See Notes to Financial Statements.

23

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$13.30		$16.85	$15.55	$14.61	$13.01	$10.84

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		0.05	0.03	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	(3.31)		(1.88)	2.76	1.35	1.63	2.20

Total from investment operations	(3.26)		(1.83)	2.79	1.34	1.61	2.17

Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.05)	(0.03)	(0.01)	—
Distributions from net realized gains	—		(1.66)	(1.44)	(0.37)	—	—

Total distributions	(0.08)		(1.72)	(1.49)	(0.40)	(0.01)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of period	$9.96		$13.30	$16.85	$15.55	$14.61	$13.01

Total return(d)	(24.52)%		(12.01)%	18.95%	9.31%	12.38%	20.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,599		$2,551	$3,719	$2,993	$3,214	$3,257
Ratio of operating expenses to average net assets	2.27	%(e)	2.17%	2.17%	2.18%	2.23%	2.22%
Ratio of net investment income/(loss) to average net assets	0.84	%(e)	0.32%	0.16%	(0.07)%	(0.18)%	(0.23)%
Portfolio turnover rate	27%		41%	47%	48%	47%	31%
Ratio of operating expenses to average net assets without expense reimbursements	2.27	%(e)	2.17%	2.17%	2.18%	2.23%	2.22%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

24

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$13.71		$17.30	$15.90	$14.90	$13.22	$10.98

0.09		0.17	0.15	0.10	0.08	0.06

(3.40)		(1.94)	2.84	1.38	1.67	2.24

(3.31)		(1.77)	2.99	1.48	1.75	2.30

(0.12)		(0.16)	(0.15)	(0.11)	(0.07)	(0.06)

—		(1.66)	(1.44)	(0.37)	—	—

(0.12)		(1.82)	(1.59)	(0.48)	(0.07)	(0.06)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$10.28		$13.71	$17.30	$15.90	$14.90	$13.22

(24.16)%		(11.35)%	19.89%	10.07%	13.26%	20.96%

$17,492		$22,464	$32,509	$36,309	$30,709	$39,063

1.51	%(e)	1.42%	1.42%	1.43%	1.48%	1.47%

1.58	%(e)	1.07%	0.90%	0.68%	0.59%	0.52%
27%		41%	47%	48%	47%	31%

1.51	%(e)	1.42%	1.42%	1.43%	1.48%	1.47%

See Notes to Financial Statements.

25

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Period
	12/31/08(b)		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)

Net asset value, beginning of period	$13.69		$17.27	$15.99

Income/(loss) from investment operations:
Net investment income	0.08		0.12	0.09
Net realized and unrealized gain/(loss) on investments	(3.40)		(1.92)	1.71

Total from investment operations	(3.32)		(1.80)	1.80

Less distributions:
Dividends from net investment income	(0.11)		(0.12)	(0.11)
Distributions from net realized gains	—		(1.66)	(0.41)

Total distributions	(0.11)		(1.78)	(0.52)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$10.26		$13.69	$17.27

Total return(d)	(24.29)%		(11.54)%	11.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5		$6	$7
Ratio of operating expenses to average net assets	1.74	%(e)	1.67%	1.67	%(e)
Ratio of net investment income to average net assets	1.35	%(e)	0.81%	0.80	%(e)
Portfolio turnover rate	27%		41%	47%
Ratio of operating expenses to average net assets without expense reimbursements	1.74	%(e)	1.67%	1.67	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on November 1, 2006 and July 5, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

26

Y Shares
Period Ended		Year	Year	Year	Year	Year
12/31/08(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)

$13.73		$17.32	$15.92	$14.91	$13.23	$10.99

0.11		0.20	0.19	0.15	0.12	0.09
(3.41)		(1.93)	2.84	1.37	1.67	2.24

(3.30)		(1.73)	3.03	1.52	1.79	2.33

(0.14)		(0.20)	(0.19)	(0.14)	(0.11)	(0.09)
—		(1.66)	(1.44)	(0.37)	—	—

(0.14)		(1.86)	(1.63)	(0.51)	(0.11)	(0.09)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

$10.29		$13.73	$17.32	$15.92	$14.91	$13.23

(24.10)%		(11.12)%	20.16%	10.34%	13.53%	21.24%

$48,085		$64,241	$71,809	$59,414	$52,409	$31,977
1.26	%(e)	1.17%	1.17%	1.18%	1.23%	1.22%
1.83	%(e)	1.33%	1.16%	0.94%	0.83%	0.77%
27%		41%	47%	48%	47%	31%

1.26	%(e)	1.17%	1.17%	1.18%	1.23%	1.22%

See Notes to Financial Statements.

27

Munder Mid-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Period

	A Shares				C Shares
	Period Ended				Period Ended
	12/31/08(b)		Period Ended		12/31/08(b)		Period Ended
	(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)

Net asset value, beginning of period	$9.45		$10.00		$9.41		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		0.05		0.05		(0.01)
Net realized and unrealized loss on investments	(3.34)		(0.52)		(3.35)		(0.53)

Total from investment operations	(3.29)		(0.47)		(3.30)		(0.54)

Less distributions:
Dividends from net investment income	(0.05)		(0.06)		(0.00	)(d)	(0.03)
Distributions from net realized gains	(0.05)		(0.02)		(0.05)		(0.02)

Total distributions	(0.10)		(0.08)		(0.05)		(0.05)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

Net asset value, end of period	$6.06		$9.45		$6.06		$9.41

Total return(c)	(35.00)%		(4.80)%		(35.21)%		(5.43)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$515		$591		$401		$129
Ratio of operating expenses to average net assets	1.45	%(e)	1.45	%(e)	2.20	%(e)	2.20	%(e)
Ratio of net investment income/(loss) to average net assets	1.22	%(e)	0.58	%(e)	1.28	%(e)	(0.17	)%(e)
Portfolio turnover rate	28%		62%		28%		62%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	29.95	%(e)	60.33	%(e)	33.08	%(e)	63.50	%(e)

(a)	The Fund commenced operations on September 4, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

28

K Shares				R Shares				Y Shares
Period Ended				Period Ended				Period Ended
12/31/08(b)		Period Ended		12/31/08(b)		Period Ended		12/31/08(b)		Period Ended
(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)		(Unaudited)		6/30/08(b)

$9.44		$10.00		$9.43		$10.00		$9.45		$10.00

0.04		0.04		0.04		0.02		0.06		0.09

(3.32)		(0.52)		(3.32)		(0.52)		(3.33)		(0.55)

(3.28)		(0.48)		(3.28)		(0.50)		(3.27)		(0.46)

(0.05)		(0.06)		(0.04)		(0.05)		(0.07)		(0.07)
(0.05)		(0.02)		(0.05)		(0.02)		(0.05)		(0.02)

(0.10)		(0.08)		(0.09)		(0.07)		(0.12)		(0.09)

0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

$6.06		$9.44		$6.06		$9.43		$6.06		$9.45

(34.93)%		(4.90)%		(35.03)%		(5.08)%		(34.84)%		(4.72)%

$37		$57		$38		$58		$428		$398

1.45	%(e)	1.45	%(e)	1.70	%(e)	1.70	%(e)	1.20	%(e)	1.20	%(e)

1.18	%(e)	0.53	%(e)	0.94	%(e)	0.27	%(e)	1.63	%(e)	1.16	%(e)
28%		62%		28%		62%		28%		62%

30.00	%(e)	67.30	%(e)	30.26	%(e)	67.40	%(e)	30.20	%(e)	62.90	%(e)

See Notes to Financial Statements.

29

[This Page Intentionally Left Blank]

30

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the following series of MST: Munder Large-Cap Value Fund (the “Large-Cap Fund”) and Munder Mid-Cap Value Fund (the “Mid-Cap Fund”) (each, a “Fund” and collectively, the “Value Funds”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is classified as a diversified management investment company under the 1940 Act. Each Fund’s goal is to provide long-term capital appreciation. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Large-Cap Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. The Mid-Cap Fund has 5 classes of shares — Class A, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the applicable Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

31

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by a Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

32

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2008:

	Investments in Securities
Valuation Inputs	Large-Cap Fund	Mid-Cap Fund

Level 1 — Quoted Prices	$79,541,124	$1,428,521
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$79,541,124	$1,428,521

Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by a Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of each Fund by the lending agent and is not recorded in the Portfolio of Investments or Statement of Assets and Liabilities. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is

33

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period through October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of each Fund’s shares made within 30 days after purchase, as described in the applicable Fund’s then-current prospectus. The fee, which was retained by the applicable Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Large-Cap Fund and annually by the Mid-Cap Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statements of Operations. Neither Fund incurred any such interest or penalties during the period ended December 31, 2008.

The Large-Cap Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and

34

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Large-Cap Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $100 million of its average daily net assets; and 0.70% on assets exceeding $100 million. The Advisor is also entitled to receive a fee from the Mid-Cap Fund, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets. During the period ended December 31, 2008, the Large-Cap Fund paid an effective rate of 0.75% for advisory services.

Pursuant to an Expense Limitation Agreement with the Mid-Cap Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Mid-Cap Fund to the extent necessary to maintain its total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.45%, 2.20%, 1.45%, 1.70%, and 1.20% for Class A, Class C, Class K, Class, R, and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2008, the Advisor reimbursed expenses on behalf of the Mid-Cap Fund totaling $178,238 which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Mid-Cap Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Mid-Cap Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2008, the total amount eligible for repayment to the Advisor was $497,032. The Mid-Cap Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short,

35

Munder Large-Cap Value and Mid-Cap Value Funds
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of each Fund, is computed daily and payable monthly at the following annual rates, subject to a minimum fee of $80,000 for the Large-Cap Fund and $74,000 for the Mid-Cap Fund:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $72,569 and $41,447 before payment of sub-administration fees and $46,587 and $24,985 after payment of sub-administration fees for its administrative services to the Large-Cap Fund and Mid-Cap Fund, respectively. During the period ended December 31, 2008, the Large-Cap Fund and Mid-Cap Fund paid an annual effective rate of 0.1620% and 6.7289%, respectively, for administrative services.

During the period ended December 31, 2008, each Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by each Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statements of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from each Fund. For the period ended December 31, 2008, in connection with the Large-Cap Fund’s investments in the Money Market Fund, the Advisor earned $2,593 in advisory fees before waivers and expense reimbursements ($285 after waivers and expense reimbursements) and $1,092 in administration fees. In connection with the Mid-Cap Fund’s investments in the Money Market Fund, the Advisor earned $67 in advisory fees before waivers and expense

36

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

reimbursements ($7 after waivers and expense reimbursements) and $28 in administration fees.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Large-Cap Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Large-Cap Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,511 for its administrative, record keeping and other related services provided to the Large-Cap Fund for the period ended December 31, 2008. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares of the Large-Cap Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class K and Class R Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services. Additional fees may also be collected from each Fund with respect to Class B, Class C and Class R Shares, as applicable, to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to

37

Munder Large-Cap Value and Mid-Cap Value Funds
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R shares, the 12b-1 fees have been limited to 0.50% pursuant to the Munder Funds’ contract with the distributor.

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Large-Cap Fund under the Plan. For the period ended December 31, 2008, the Large-Cap Fund paid $44 to Comerica Securities and $24,037 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K, and Class R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities for the Large-Cap Fund were $25,960,049 and $24,132,997, respectively, for the period ended December 31, 2008. Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities for the Mid-Cap Fund were $943,334 and $342,250, respectively, for the period ended December 31, 2008.

At December 31, 2008, for the Large-Cap Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,721,665, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,973,557 and net depreciation for financial reporting purposes was $4,251,892. At December 31, 2008, aggregate cost for financial reporting purposes was $83,793,016.

At December 31, 2008, for the Mid-Cap Fund, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,724, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $312,749 and net depreciation for financial reporting purposes was

38

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

$284,025. At December 31, 2008, aggregate cost for financial reporting purposes was $1,712,546.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, each Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Large-Cap Fund:
Institutional Money Market Fund	$3,183,128	$11,868,280	11,868,280	$12,745,981	12,745,981	$2,305,427	$25,411	$—
Mid-Cap Fund:
Institutional Money Market Fund	—	1,023,470	1,023,470	932,284	932,284	91,186	665	—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Value Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Value Fund for which a loan is extended. Interest is payable on outstanding borrowings at the higher of (a) the Federal Funds Rate plus 0.50% and (b) the Overnight LIBOR Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each Value Fund for which a loan was extended. Interest was payable on outstanding borrowings at the Federal Funds Rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, neither Value Fund utilized the revolving line of credit. For the period ended December 31, 2008, total commitment fees incurred by the Large-Cap Fund and Mid-Cap Fund were $485 and $5, respectively.

8.	Indemnification Obligations

Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these

39

Munder Large-Cap Value and Mid-Cap Value Funds
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

arrangements is unknown. However, neither Value Fund has had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from distribution redesignations and partnership adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain	Paid-In Capital

Large-Cap Fund	$(1,475)	$1,475	$—
Mid-Cap Fund	$(85)	$483	(398)

The tax character of dividends and distributions paid to shareholders of the Large-Cap Fund during the years ended June 30, 2008 and June 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2008	$1,689,302	$11,868,994	$13,558,296
June 30, 2007	1,233,098	10,445,946	11,679,044

During the period ended June 30, 2008, dividends of $4,263 were paid to shareholders of the Mid-Cap Fund from ordinary income on a tax basis.

At June 30, 2008, the components of distributable earnings on a tax basis for the Large-Cap Fund were as follows:

Undistributed
Ordinary	Post	Unrealized
Income	October Loss	Appreciation	Total

$38,880	$(2,103,954)	$15,870,954	$13,805,880

The differences between book and tax distributable earnings for the Large-Cap Fund were primarily due to wash sales and deferred trustees’ fees.

40

Munder Large-Cap Value and Mid-Cap Value Funds
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At June 30, 2008, the components of distributable earnings on a tax basis for the Mid-Cap Fund were as follows:

Undistributed
Ordinary	Undistributed	Unrealized
Income	Long-Term Gains	Depreciation	Total

$12,928	$75	$(61,808)	$(48,805)

The differences between book and tax distributable earnings for the Mid-Cap Fund were primarily due to wash sales, deferred trustees’ fees and partnership adjustments.

The Large-Cap Fund Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $76,566.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following year. The Large-Cap Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $2,103,954.

10. Subsequent Event

On February 11, 2009, the Board of Trustees approved the liquidation of the Mid-Cap Fund. The liquidation is expected to occur on March 25, 2009.

11. Quarterly Portfolio Schedule

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by each Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

41

Munder Large-Cap Value and Mid-Cap Value Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

13. Proxy Voting Record

The Large-Cap Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. The most recent Form N-PX or voting record information for the Large-Cap Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. The Mid-Cap Fund will file a Form N-PX for the 12-month period ending June 30, 2009. Form N-PX must be filed by each Fund each year by August 31.

42

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV&MCV1208

SEMI-ANNUAL REPORT
December 31, 2008

The Munder S&P® Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund
Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

By the time you receive this Semi-Annual Report, we will have announced that the Munder Funds Board of Trustees has approved the liquidation of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund. Shareholders should already have received a Prospectus Supplement with details of the liquidation, which we expect will occur by the end of March 2009. As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

On the following pages, you will find information relating to your Munder Funds investment. The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

In light of the especially difficult market environment, we again want to thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

Portfolios of Investments:
1	Munder S&P® MidCap Index Equity Fund
17	Munder S&P® SmallCap Index Equity Fund
40	Statements of Assets and Liabilities
42	Statements of Operations
43	Statements of Changes in Net Assets
46	Statements of Changes in Net Assets — Capital Stock Activity
48	Financial Highlights
53	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Because each Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2008, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 468-6337.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

ii

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2008. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Munder S&P® MidCap Index Equity Fund Portfolio Management Team: Alexander Ilyasov, Eric Lessnau, Kenneth Schluchter and Kevin Yousif

Reflecting the negative stock market environment during the six months ended December 31, 2008, the Munder S&P® MidCap Index Equity Fund posted a -33.97% return for the six months ended December 31, 2008, compared to a -33.64% return for the S&P MidCap 400® Index.

The S&P MidCap 400® Index trailed both the larger-cap S&P 500® Index and the S&P® SmallCap 600® Index for the six-month period ended December 31, 2008. All ten sectors of the S&P MidCap 400® Index posted double-digit negative returns. Only three sectors of the Index – consumer staples, financials and utilities – posted returns that were better than -25%. The greatest weakness came from the energy, materials and industrials sectors.

Based on both absolute return and weight in the Index, the telecommunication services and consumer staples sectors had the least negative impact on the performance of the S&P MidCap 400® Index, subtracting only 0.15% and 0.64%, respectively, from the Index’s return. The biggest detractor from the performance of the Index was the energy sector, which subtracted 7.41% from the Index’s return for the six months ended December 31, 2008.

The Fund’s goal is to track closely the total return of the S&P MidCap 400® Index. The weight of each of the 400 stocks held in the Fund is monitored closely relative to its weight in the S&P MidCap 400® universe of stocks. Cash inflows are invested promptly

iii

to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2008 was in line with that of its S&P MidCap 400® benchmark. One key reason for the difference in returns between the Fund and its benchmark is that expenses are deducted from the Fund before its return is calculated.

Munder S&P® SmallCap Index Equity Fund Portfolio Management Team: Alexander Ilyasov, Eric Lessnau, Kenneth Schluchter and Kevin Yousif

The Munder S&P® SmallCap Index Equity Fund posted a return of -26.38% for the six months ended December 31, 2008, compared to the -25.81% return for the S&P SmallCap 600® Index. The double-digit negative returns of both the Fund and its benchmark are a reflection of the negative and volatile stock market environment during the last half of 2008.

While the S&P SmallCap 600® Index posted a double-digit negative return for the six months ended December 31, 2008, the Index did outperform both the larger-cap S&P 500® Index and the S&P MidCap 400® Index. All ten sectors of the S&P SmallCap 600® Index posted negative returns for the six-month period, with seven of the ten sectors of the S&P SmallCap 600® Index posting double-digit negative returns. The greatest weakness came from the energy, materials and information technology sectors. The three sectors with the strongest absolute performance included utilities, consumer staples and financials.

Based on both absolute return and weight in the Index, the utilities, telecommunication services and consumer staples sectors had the least negative impact on the Fund’s return for the six-month period. In contrast, the key detractors from the Index’s performance were the energy and information technology sectors.

The Fund’s goal is to track closely the total return of the S&P SmallCap 600® Index. The weight of each of the 600 stocks held in the Fund is monitored closely relative to its weight in the S&P SmallCap 600® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2008 was in line with that of its S&P SmallCap 600® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-capitalization sector of the U.S. stock market.

You cannot invest directly in an index, securities in a Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class K	$1,000.00	$659.50	$3.56	0.85%
Class Y	$1,000.00	$660.30	$2.51	0.60%

Hypothetical
Class K	$1,000.00	$1,020.92	$4.33	0.85%
Class Y	$1,000.00	$1,022.18	$3.06	0.60%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class K	$1,000.00	$735.10	$5.95	1.36%
Class Y	$1,000.00	$736.20	$5.47	1.25%

Hypothetical
Class K	$1,000.00	$1,018.35	$6.92	1.36%
Class Y	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 91.5%
Consumer Discretionary — 13.0%
Auto Components — 0.6%
2,365	ArvinMeritor Inc	$6,740
3,010	BorgWarner Inc (a)	65,528
3,967	Gentex Corp	35,029
1,051	Modine Manufacturing Co	5,118

		112,415

Automobiles — 0.1%
1,137	Thor Industries Inc	14,986

Distributors — 0.2%
3,634	LKQ Corp †	42,372

Diversified Consumer Services — 2.3%
1,157	Brink’s Home Security Holdings Inc †	25,362
1,912	Career Education Corp †	34,301
2,225	Corinthian Colleges Inc †	36,423
1,601	DeVry Inc	91,913
814	ITT Educational Services Inc †	77,314
868	Matthews International Corp, Class A	31,838
1,123	Regis Corp	16,317
6,644	Service Corp International	33,021
1,911	Sotheby’s	16,989
369	Strayer Education Inc	79,117

		442,595

Hotels, Restaurants & Leisure — 1.3%
798	Bob Evans Farms Inc	16,303
1,965	Boyd Gaming Corp	9,294
2,892	Brinker International Inc	30,482
1,552	Cheesecake Factory Inc/The †	15,675
857	Chipotle Mexican Grill Inc, Class A †	53,117
722	International Speedway Corp, Class A	20,743
1,120	Life Time Fitness Inc †	14,504
1,846	Scientific Games Corp †	32,379
10,869	Wendy’s/Arby’s Group Inc	53,693

		246,190

Household Durables — 1.6%
1,455	American Greetings Corp, Class A	11,014
775	Blyth Inc	6,076

See Notes to Financial Statements.

1

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
1,955	Furniture Brands International Inc	$4,321
2,276	Hovnanian Enterprises Inc, Class A †	3,915
1,044	MDC Holdings Inc	31,633
1,458	Mohawk Industries Inc †,(a)	62,650
141	NVR Inc †	64,331
1,110	Ryland Group Inc	19,614
3,386	Toll Brothers Inc †	72,562
1,611	Tupperware Brands Corp	36,570

		312,686

Internet & Catalog Retail — 0.6%
1,183	NetFlix Inc †	35,360
1,055	priceline.com Inc †	77,701

		113,061

Leisure Equipment & Products — 0.1%
1,834	Callaway Golf Co	17,038

Media — 1.0%
2,817	Belo Corp, Class A	4,395
2,003	DreamWorks Animation SKG Inc †	50,596
1,306	Harte-Hanks Inc	8,149
1,113	John Wiley & Sons Inc, Class A	39,601
2,157	Lamar Advertising Co, Class A †	27,092
1,274	Marvel Entertainment Inc †	39,175
847	Scholastic Corp	11,502

		180,510

Multiline Retail — 0.7%
1,331	99 Cents Only Stores †	14,548
2,355	Dollar Tree Inc †	98,439
4,035	Saks Inc †	17,673

		130,660

Specialty Retail — 3.9%
2,461	Advance Auto Parts Inc	82,813
1,897	Aeropostale Inc †	30,542
5,359	American Eagle Outfitters Inc (a)	50,160
1,831	AnnTaylor Stores Corp †	10,565
1,046	Barnes & Noble Inc	15,690

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
5,730	Carmax Inc †	$45,152
4,609	Chico’s FAS Inc †,(a)	19,265
1,519	Coldwater Creek Inc †	4,329
1,657	Collective Brands Inc †	19,420
2,416	Dick’s Sporting Goods Inc †	34,090
4,400	Foot Locker Inc	32,296
1,565	Guess? Inc	24,023
1,348	J Crew Group Inc †	16,445
3,497	O’Reilly Automotive Inc †,(a)	107,498
2,105	Pacific Sunwear Of California †	3,347
3,304	PetSmart Inc	60,959
1,896	Rent-A-Center Inc †	33,464
3,363	Ross Stores Inc	99,982
2,964	Urban Outfitters Inc †	44,401
2,251	Williams-Sonoma Inc	17,693

		752,134

Textiles, Apparel & Luxury Goods — 0.6%
2,655	Hanesbrands Inc †	33,851
1,337	Phillips-Van Heusen Corp	26,914
1,196	Timberland Co, Class A †	13,814
948	Under Armour Inc †	22,600
1,212	Warnaco Group Inc/The †	23,792

		120,971

Total Consumer Discretionary		2,485,618

Consumer Staples — 4.1%
Beverages — 0.5%
1,922	Hansen Natural Corp †	64,444
1,627	PepsiAmericas Inc	33,126

		97,570

Food & Staples Retailing — 0.4%
1,528	BJ’s Wholesale Club Inc †	52,349
1,017	Ruddick Corp	28,120

		80,469

Food Products — 1.7%
1,936	Corn Products International Inc	55,853
2,049	Flowers Foods Inc	49,914

See Notes to Financial Statements.

3

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products (Continued)
1,822	Hormel Foods Corp	$56,628
516	Lancaster Colony Corp	17,699
1,464	Ralcorp Holdings Inc †	85,497
3,088	Smithfield Foods Inc †	43,448
672	Tootsie Roll Industries Inc	17,210

		326,249

Household Products — 1.0%
1,820	Church & Dwight Co Inc	102,139
1,515	Energizer Holdings Inc †,(a)	82,022

		184,161

Personal Products — 0.4%
2,215	Alberto-Culver Co	54,290
1,425	NBTY Inc †	22,301

		76,591

Tobacco — 0.1%
649	Universal Corp	19,386

Total Consumer Staples		784,426

Energy — 5.9%
Energy Equipment & Services — 2.5%
1,682	Exterran Holdings Inc †	35,827
3,250	FMC Technologies Inc †,(a)	77,447
2,609	Helix Energy Solutions Group Inc †	18,889
2,735	Helmerich & Payne Inc	62,221
1,416	Oceaneering International Inc †	41,262
4,019	Patterson-UTI Energy Inc	46,259
4,499	Pride International Inc †	71,894
2,202	Superior Energy Services Inc †	35,078
1,339	Tidewater Inc	53,922
1,342	Unit Corp †	35,858

		478,657

Oil, Gas & Consumable Fuels — 3.4%
3,713	Arch Coal Inc (a)	60,485
962	Bill Barrett Corp †	20,327
2,164	Cimarex Energy Co	57,952
1,196	Comstock Resources Inc †	56,511

See Notes to Financial Statements.

4

Shares		Value

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
6,422	Denbury Resources Inc †,(a)	$70,128
1,498	Encore Acquisition Co †	38,229
2,524	Forest Oil Corp †	41,621
2,951	Frontier Oil Corp	37,271
2,523	Mariner Energy Inc †	25,735
3,437	Newfield Exploration Co †,(a)	67,881
655	Overseas Shipholding Group Inc	27,582
2,033	Patriot Coal Corp †	12,706
2,797	Plains Exploration & Production Co †,(a)	65,002
2,906	Quicksilver Resources Inc †	16,186
3,223	Southern Union Co	42,028

		639,644

Total Energy		1,118,301

Financials — 19.2%
Capital Markets — 1.7%
1,067	Affiliated Managers Group Inc †	44,728
4,039	Apollo Investment Corp	37,603
3,016	Eaton Vance Corp (a)	63,366
3,144	Jefferies Group Inc	44,205
2,507	Raymond James Financial Inc	42,945
3,468	SEI Investments Co	54,482
2,408	Waddell & Reed Financial Inc, Class A	37,228

		324,557

Commercial Banks — 4.3%
3,320	Associated Banc-Corp	69,488
1,879	Bancorpsouth Inc	43,893
1,240	Bank of Hawaii Corp	56,011
1,406	Cathay General Bancorp	33,392
1,051	City National Corp	51,184
5,262	Colonial BancGroup Inc/The	10,892
1,714	Commerce Bancshares Inc	75,330
1,542	Cullen/Frost Bankers Inc	78,148
2,105	FirstMerit Corp	43,342
4,548	Fulton Financial Corp	43,752
636	PacWest Bancorp	17,108
852	SVB Financial Group †	22,348
7,299	Synovus Financial Corp	60,582

See Notes to Financial Statements.

5

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Commercial Banks (Continued)
2,995	TCF Financial Corp	$40,912
3,554	Valley National Bancorp	71,933
1,370	Webster Financial Corp	18,879
750	Westamerica Bancorporation	38,362
1,769	Wilmington Trust Corp	39,343

		814,899

Consumer Finance — 0.1%
3,023	AmeriCredit Corp †	23,096

Insurance — 5.3%
1,952	American Financial Group Inc	44,662
2,469	Arthur J Gallagher & Co	63,972
3,016	Brown & Brown Inc	63,034
1,596	Everest Re Group Ltd (a)	121,519
5,506	Fidelity National Financial Inc, Class A	97,731
2,414	First American Corp	69,740
1,327	Hanover Insurance Group Inc/The	57,021
2,981	HCC Insurance Holdings Inc	79,742
1,252	Horace Mann Educators Corp	11,506
925	Mercury General Corp	42,541
5,998	Old Republic International Corp	71,496
1,985	Protective Life Corp	28,485
1,886	Reinsurance Group of America Inc, Class A	80,759
1,271	StanCorp Financial Group Inc	53,090
1,279	Unitrin Inc	20,387
3,605	WR Berkley Corp (a)	111,755

		1,017,440

Real Estate Investment Trusts (REITs) — 6.4%
837	Alexandria Real Estate Equities Inc	50,505
2,560	AMB Property Corp (a)	59,955
1,328	BRE Properties Inc	37,157
1,384	Camden Property Trust	43,375
1,135	Cousins Properties Inc	15,720
3,831	Duke Realty Corp	41,988
996	Equity One Inc	17,629
696	Essex Property Trust Inc	53,418
1,533	Federal Realty Investment Trust	95,169

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
2,689	Health Care REIT Inc (a)	$113,476
1,652	Highwoods Properties Inc	45,199
2,443	Hospitality Properties Trust	36,327
2,551	Liberty Property Trust	58,239
1,978	Macerich Co/The	35,920
1,712	Mack-Cali Realty Corp	41,944
2,582	Nationwide Health Properties Inc	74,155
2,168	Omega Healthcare Investors Inc	34,601
1,122	Potlatch Corp	29,183
2,049	Rayonier Inc	64,236
2,710	Realty Income Corp	62,737
1,819	Regency Centers Corp	84,947
1,482	SL Green Realty Corp	38,384
3,540	UDR Inc	48,817
2,014	Weingarten Realty Investors	41,670

		1,224,751

Real Estate Management & Development — 0.2%
980	Jones Lang LaSalle Inc	27,146

Thrifts & Mortgage Finance — 1.2%
2,093	Astoria Financial Corp	34,493
3,081	First Niagara Financial Group Inc	49,820
8,947	New York Community Bancorp Inc (a)	107,006
2,223	PMI Group Inc/The	4,335
2,287	Washington Federal Inc	34,213

		229,867

Total Financials		3,661,756

Health Care — 10.4%
Biotechnology — 0.8%
603	United Therapeutics Corp †	37,718
3,911	Vertex Pharmaceuticals Inc †,(a)	118,816

		156,534

Health Care Equipment & Supplies — 3.5%
1,793	Advanced Medical Optics Inc †	11,852
1,629	Beckman Coulter Inc	71,578
1,447	Edwards Lifesciences Corp †	79,513
1,413	Gen-Probe Inc †	60,533

See Notes to Financial Statements.

7

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
1,775	Hill-Rom Holdings Inc	$29,217
6,661	Hologic Inc †,(a)	87,059
1,548	Idexx Laboratories Inc †	55,852
1,591	Kinetic Concepts Inc †	30,515
1,245	Masimo Corp †	37,138
1,967	Resmed Inc †	73,723
1,530	STERIS Corp	36,552
1,032	Teleflex Inc	51,703
1,457	Thoratec Corp †	47,338

		672,573

Health Care Providers & Services — 2.6%
2,424	Community Health Systems Inc †	35,342
7,821	Health Management Associates Inc, Class A †	14,000
2,945	Health Net Inc †	32,071
2,322	Henry Schein Inc †	85,194
960	Kindred Healthcare Inc †	12,499
1,517	LifePoint Hospitals Inc †	34,648
1,933	Lincare Holdings Inc †	52,056
2,707	Omnicare Inc	75,146
1,454	Psychiatric Solutions Inc †	40,494
1,317	Universal Health Services Inc, Class B	49,480
2,200	VCA Antech Inc †	43,736
1,336	WellCare Health Plans Inc †	17,181

		491,847

Health Care Technology — 0.4%
1,768	Cerner Corp †	67,980

Life Sciences Tools & Services — 1.8%
2,250	Affymetrix Inc †	6,727
496	Bio-Rad Laboratories Inc, Class A †	37,354
1,759	Charles River Laboratories International Inc †	46,086
1,645	Covance Inc †	75,719
3,065	Pharmaceutical Product Development Inc	88,916
988	Techne Corp	63,746
822	Varian Inc †	27,545

		346,093

See Notes to Financial Statements.

8

Shares		Value

Health Care (Continued)
Pharmaceuticals — 1.3%
3,043	Endo Pharmaceuticals Holdings Inc †	$78,753
1,474	Medicis Pharmaceutical Corp, Class A	20,489
2,018	Perrigo Co	65,201
3,092	Sepracor Inc †,(a)	33,950
2,118	Valeant Pharmaceuticals International †	48,502

		246,895

Total Health Care		1,981,922

Industrials — 13.2%
Aerospace & Defense — 0.5%
850	Alliant Techsystems Inc †	72,896
2,585	BE Aerospace Inc †	19,879

		92,775

Airlines — 0.4%
3,329	Airtran Holdings Inc †	14,781
941	Alaska Air Group Inc †	27,524
5,204	JetBlue Airways Corp †	36,948

		79,253

Commercial Services & Supplies — 1.7%
1,157	Brink’s Co/The	31,100
572	Clean Harbors Inc †	36,288
1,646	Copart Inc †	44,755
3,267	Corrections Corp of America †	53,448
1,329	Deluxe Corp	19,882
1,523	Herman Miller Inc	19,845
1,150	HNI Corp	18,216
772	Mine Safety Appliances Co	18,458
1,075	Rollins Inc	19,436
2,072	Waste Connections Inc †	65,413

		326,841

Construction & Engineering — 1.8%
1,261	Dycom Industries Inc †	10,366
855	Granite Construction Inc	37,560
4,199	KBR Inc (a)	63,825
5,129	Quanta Services Inc †	101,554

See Notes to Financial Statements.

9

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Construction & Engineering (Continued)
2,171	Shaw Group Inc/The †	$44,440
2,170	URS Corp †	88,471

		346,216

Electrical Equipment — 1.6%
2,774	Ametek Inc	83,803
1,459	Hubbell Inc, Class B	47,680
2,332	Roper Industries Inc	101,232
1,453	Thomas & Betts Corp †	34,901
1,549	Woodward Governor Co	35,658

		303,274

Industrial Conglomerates — 0.2%
1,732	Carlisle Cos Inc	35,852

Machinery — 4.4%
2,385	AGCO Corp †,(a)	56,262
1,946	Bucyrus International Inc	36,040
1,259	Crane Co	21,705
2,000	Donaldson Co Inc	67,300
1,519	Federal Signal Corp	12,471
1,547	Graco Inc	36,710
2,171	Harsco Corp	60,093
2,148	IDEX Corp	51,874
2,802	Joy Global Inc (a)	64,138
1,900	Kennametal Inc	42,161
1,113	Lincoln Electric Holdings Inc	56,685
968	Nordson Corp	31,257
1,934	Oshkosh Corp	17,193
2,564	Pentair Inc	60,690
1,414	SPX Corp	57,338
2,467	Terex Corp †	42,729
2,208	Timken Co	43,343
2,259	Trinity Industries Inc	35,602
1,260	Wabtec Corp	50,085

		843,676

Marine — 0.2%
1,075	Alexander & Baldwin Inc	26,939

See Notes to Financial Statements.

10

Shares		Value

Industrials (Continued)
Professional Services — 1.1%
884	Corporate Executive Board Co/The	$19,501
1,321	FTI Consulting Inc †	59,022
880	Kelly Services Inc, Class A	11,449
1,163	Korn/Ferry International †	13,281
2,026	Manpower Inc	68,864
2,399	MPS Group Inc †	18,065
1,216	Navigant Consulting Inc †	19,298

		209,480

Road & Rail — 0.8%
1,301	Con-way Inc	34,607
2,129	JB Hunt Transport Services Inc	55,929
2,373	Kansas City Southern †	45,206
1,107	Werner Enterprises Inc	19,195
1,899	YRC Worldwide Inc †	5,450

		160,387

Trading Companies & Distributors — 0.5%
1,266	GATX Corp	39,208
1,165	MSC Industrial Direct Co, Class A	42,907
1,919	United Rentals Inc †	17,501

		99,616

Total Industrials		2,524,309

Information Technology — 11.5%
Communications Equipment — 1.1%
10,561	3Com Corp †	24,079
3,344	ADC Telecommunications Inc †	18,292
1,424	Adtran Inc	21,189
1,164	Avocent Corp †	20,847
1,998	CommScope Inc †	31,049
2,070	F5 Networks Inc †	47,320
1,270	Plantronics Inc	16,764
2,364	Polycom Inc †	31,938

		211,478

Computers & Peripherals — 1.0%
1,718	Diebold Inc	48,259
966	Imation Corp	13,109
4,102	NCR Corp †	58,002

See Notes to Financial Statements.

11

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
3,518	Palm Inc †	$10,800
5,759	Western Digital Corp †,(a)	65,940

		196,110

Electronic Equipment & Instruments — 2.1%
3,101	Arrow Electronics Inc †	58,423
3,916	Avnet Inc †	71,310
4,285	Ingram Micro Inc, Class A †	57,376
871	Mettler Toledo International Inc †	58,705
1,482	National Instruments Corp	36,102
1,300	Tech Data Corp †	23,192
3,107	Trimble Navigation Ltd †	67,142
4,849	Vishay Intertechnology Inc †	16,584

		388,834

Information Technology Services — 3.0%
2,116	Acxiom Corp	17,161
1,677	Alliance Data Systems Corp †,(a)	78,031
3,675	Broadridge Financial Solutions Inc	46,084
1,057	DST Systems Inc †	40,145
1,540	Gartner Inc †	27,458
2,084	Global Payments Inc	68,334
2,179	Lender Processing Services Inc	64,172
543	Mantech International Corp, Class A †	29,425
2,333	Metavante Technologies Inc †	37,585
2,050	NeuStar Inc, Class A †	39,216
5,270	SAIC Inc †,(a)	102,660
1,094	SRA International Inc, Class A †	18,871

		569,142

Internet Software & Services — 0.2%
964	Digital River Inc †	23,907
2,464	Valueclick Inc †	16,854

		40,761

Office Electronics — 0.2%
1,800	Zebra Technologies Corp, Class A †	36,468

See Notes to Financial Statements.

12

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment — 1.6%
11,645	Atmel Corp †	$36,449
2,296	Cree Inc †	36,438
3,227	Fairchild Semiconductor International Inc †	15,780
4,394	Integrated Device Technology Inc †	24,650
1,894	International Rectifier Corp †	25,569
3,489	Intersil Corp, Class A	32,064
3,248	Lam Research Corp †,(a)	69,117
8,433	RF Micro Devices Inc †	6,578
1,570	Semtech Corp †	17,694
1,314	Silicon Laboratories Inc †	32,561

		296,900

Software — 2.3%
907	ACI Worldwide Inc †	14,421
535	Advent Software Inc †	10,684
2,331	Ansys Inc †	65,012
6,765	Cadence Design Systems Inc †	24,760
1,095	Factset Research Systems Inc	48,443
1,260	Fair Isaac Corp	21,244
2,197	Jack Henry & Associates Inc	42,644
2,168	Macrovision Solutions Corp †	27,425
2,960	Mentor Graphics Corp †	15,303
3,020	Parametric Technology Corp †	38,203
2,107	Sybase Inc †	52,190
3,745	Synopsys Inc †	69,357
1,764	Wind River Systems Inc †	15,929

		445,615

Total Information Technology		2,185,308

Materials — 6.3%
Chemicals — 3.4%
2,104	Airgas Inc	82,035
2,371	Albemarle Corp	52,873
1,719	Ashland Inc	18,067
1,700	Cabot Corp	26,010
7,589	Chemtura Corp	10,625
1,338	Cytec Industries Inc	28,392
1,505	Ferro Corp	10,610
1,924	FMC Corp	86,061

See Notes to Financial Statements.

13

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Chemicals (Continued)
1,748	Lubrizol Corp	$63,610
487	Minerals Technologies Inc	19,918
2,183	Olin Corp	39,469
3,346	RPM International Inc	44,468
1,244	Scotts Miracle-Gro Co/The	36,972
1,373	Sensient Technologies Corp	32,787
2,655	Terra Industries Inc	44,259
2,594	Valspar Corp	46,925

		643,081

Construction Materials — 0.6%
1,076	Martin Marietta Materials Inc (a)	104,458

Containers & Packaging — 1.1%
1,755	Aptargroup Inc	61,846
968	Greif Inc, Class A	32,360
2,662	Packaging Corp of America	35,831
2,592	Sonoco Products Co	60,031
3,413	Temple-Inland Inc	16,382

		206,450

Metals & Mining — 1.2%
1,252	Carpenter Technology Corp	25,716
2,950	Cliffs Natural Resources Inc	75,550
2,958	Commercial Metals Co	35,111
1,811	Reliance Steel & Aluminum Co	36,111
4,203	Steel Dynamics Inc	46,990
1,557	Worthington Industries Inc	17,158

		236,636

Paper & Forest Products — 0.0%#
413	Clearwater Paper Corp †	3,465
2,913	Louisiana-Pacific Corp	4,544

		8,009

Total Materials		1,198,634

See Notes to Financial Statements.

14

Shares		Value

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
7,384	Cincinnati Bell Inc †	$14,251

Wireless Telecommunication Services — 0.4%
2,767	Telephone & Data Systems Inc (a)	87,852

Total Telecommunication Services		102,103

Utilities — 7.4%
Electric Utilities — 2.3%
3,014	DPL Inc	68,840
3,091	Great Plains Energy Inc	59,749
2,343	Hawaiian Electric Industries Inc	51,874
1,184	Idacorp Inc	34,869
4,047	Northeast Utilities	97,371
6,087	NV Energy Inc	60,200
2,815	Westar Energy Inc	57,736

		430,639

Gas Utilities — 1.9%
1,996	AGL Resources Inc	62,574
1,864	Energen Corp	54,671
2,057	National Fuel Gas Co	64,446
2,716	Oneok Inc	79,090
2,804	UGI Corp	68,474
1,299	WGL Holdings Inc	42,464

		371,719

Multi-Utilities — 2.8%
2,871	Alliant Energy Corp	83,776
999	Black Hills Corp	26,933
4,774	MDU Resources Group Inc	103,023
2,776	NSTAR	101,296
2,412	OGE Energy Corp	62,181
2,248	PNM Resources Inc	22,660
3,371	Puget Energy Inc	91,927
2,105	Vectren Corp	52,646

		544,442

See Notes to Financial Statements.

15

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Water Utilities — 0.4%
3,513	Aqua America Inc	$72,333

Total Utilities		1,419,133

TOTAL COMMON STOCKS
(Cost $20,027,660)		17,461,510

INVESTMENT COMPANY SECURITY — 6.0%
(Cost $1,140,495)
1,140,495	Institutional Money Market Fund (b)	1,140,495

Principal
Amount

U.S. TREASURY BILL — 2.6%
(Cost $499,460)
U.S. Treasury Bill — 2.6%
$500,000	1.863% due 01/22/2009 (a),(c)	499,460

TOTAL INVESTMENTS
(Cost $21,667,615)	100.1%	19,101,465
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(24,383)

NET ASSETS	100.0%	$19,077,082

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

16

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 89.8%
Consumer Discretionary — 12.1%
Auto Components — 0.2%
431	Drew Industries Inc †	$5,172
875	Spartan Motors Inc	4,139
534	Standard Motor Products Inc	1,848
518	Superior Industries International Inc	5,449

		16,608

Automobiles — 0.1%
778	Winnebago Industries	4,691

Distributors — 0.0%#
413	Audiovox Corp, Class A †	2,069

Diversified Consumer Services — 0.8%
316	Capella Education Co †	18,568
756	Coinstar Inc †	14,750
1,380	Hillenbrand Inc (a)	23,018
168	Pre-Paid Legal Services Inc †	6,265
481	Universal Technical Institute Inc †	8,259

		70,860

Hotels, Restaurants & Leisure — 3.1%
477	Buffalo Wild Wings Inc †	12,235
538	California Pizza Kitchen Inc †	5,767
608	CEC Entertainment Inc †	14,744
1,220	CKE Restaurants Inc	10,590
599	Cracker Barrel Old Country Store Inc	12,333
411	DineEquity Inc	4,751
1,053	Interval Leisure Group Inc †	5,676
1,267	Jack in the Box Inc †,(a)	27,988
332	Landry’s Restaurants Inc	3,851
471	Marcus Corp	7,644
255	Monarch Casino & Resort Inc †	2,971
809	Multimedia Games Inc †	1,926
745	O’Charleys Inc	1,490
684	Panera Bread Co, Class A †,(a)	35,732
480	Papa John’s International Inc †	8,846
266	Peet’s Coffee & Tea Inc †	6,185
637	PF Chang’s China Bistro Inc †	13,339
1,606	Pinnacle Entertainment Inc †	12,334
345	Red Robin Gourmet Burgers Inc †	5,806

See Notes to Financial Statements.

17

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
1,846	Ruby Tuesday Inc †	$2,880
677	Ruth’s Hospitality Group Inc †	934
1,240	Shuffle Master Inc †	6,150
1,349	Sonic Corp †,(a)	16,417
767	Steak N Shake Co/The †	4,564
1,370	Texas Roadhouse Inc †	10,618
1,117	WMS Industries Inc †,(a)	30,047

		265,818

Household Durables — 0.6%
519	Bassett Furniture Industries Inc	1,739
3,474	Champion Enterprises Inc †	1,945
641	Ethan Allen Interiors Inc	9,211
1,699	La-Z-Boy Inc	3,687
375	M/I Homes Inc	3,953
822	Meritage Homes Corp †	10,004
107	National Presto Industries Inc	8,239
588	Russ Berrie & Co Inc †	1,746
182	Skyline Corp	3,638
3,231	Standard Pacific Corp †,(a)	5,751
312	Universal Electronics Inc †	5,061

		54,974

Internet & Catalog Retail — 0.5%
323	Blue Nile Inc †	7,910
1,054	HSN Inc †	7,663
792	NutriSystem Inc	11,555
525	PetMed Express Inc †	9,256
317	Stamps.com Inc †	3,116
894	Ticketmaster Entertainment Inc †	5,739

		45,239

Leisure Equipment & Products — 1.0%
417	Arctic Cat Inc	1,998
2,348	Brunswick Corp	9,885
737	Jakks Pacific Inc †	15,204
1,734	Nautilus Inc †	3,832
723	Polaris Industries Inc (a)	20,714
1,070	Pool Corp	19,228

See Notes to Financial Statements.

18

Shares		Value

Consumer Discretionary (Continued)
Leisure Equipment & Products (Continued)
603	RC2 Corp †	$6,434
637	Sturm Ruger & Co Inc †	3,803

		81,098

Media — 0.3%
416	4Kids Entertainment Inc †	815
616	AH Belo Corp, Series A	1,343
589	Arbitron Inc	7,822
1,313	EW Scripps Co	2,902
2,094	Live Nation Inc †	12,019

		24,901

Multiline Retail — 0.1%
892	Fred’s Inc, Class A	9,598
1,344	Tuesday Morning Corp †	2,191

		11,789

Specialty Retail — 3.4%
1,195	Aaron Rents Inc (a)	31,811
480	Big 5 Sporting Goods Corp	2,501
1,133	Brown Shoe Co Inc	9,596
629	Buckle Inc/The	13,725
878	Cabela’s Inc †	5,119
787	Cato Corp/The, Class A	11,884
468	Charlotte Russe Holding Inc †	3,037
645	Childrens Place Retail Stores Inc/The †	13,984
950	Christopher & Banks Corp	5,320
1,205	Dress Barn Inc †	12,942
1,470	Finish Line/The, Class A	8,232
515	Genesco Inc †	8,714
520	Group 1 Automotive Inc	5,600
648	Gymboree Corp †	16,906
496	Haverty Furniture Cos Inc	4,628
764	Hibbett Sports Inc †	12,002
978	HOT Topic Inc †	9,066
680	Jo-Ann Stores Inc †	10,533
488	JOS A Bank Clothiers Inc †	12,761
581	Lithia Motors Inc, Class A	1,894
493	MarineMax Inc †	1,671
1,153	Men’s Wearhouse Inc/The	15,612

See Notes to Financial Statements.

19

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
312	Midas Inc †	$3,273
2,034	OfficeMax Inc	15,540
1,193	PEP Boys-Manny Moe & Jack	4,927
981	Sonic Automotive Inc, Class A	3,904
848	Stage Stores Inc	6,996
889	Stein Mart Inc †	1,004
712	Tractor Supply Co †,(a)	25,732
553	Tween Brands Inc †	2,389
1,423	Zale Corp †	4,739
538	Zumiez Inc †	4,008

		290,050

Textiles, Apparel & Luxury Goods — 2.0%
1,257	Carter’s Inc †,(a)	24,210
1,853	CROCS Inc †,(a)	2,298
291	Deckers Outdoor Corp †,(a)	23,242
996	Fossil Inc †	16,633
1,561	Iconix Brand Group Inc †	15,267
718	K-Swiss Inc, Class A	8,185
2,115	Liz Claiborne Inc	5,499
502	Maidenform Brands Inc †	5,095
403	Movado Group Inc	3,784
609	Oxford Industries Inc	5,341
527	Perry Ellis International Inc †	3,341
2,835	Quiksilver Inc †	5,216
741	Skechers U.S.A. Inc, Class A †	9,500
409	True Religion Apparel Inc †	5,088
319	Unifirst Corp	9,471
424	Volcom Inc †	4,622
1,092	Wolverine World Wide Inc (a)	22,976

		169,768

Total Consumer Discretionary		1,037,865

Consumer Staples — 3.2%
Beverages — 0.1%
224	Boston Beer Co Inc, Class A †	6,362

See Notes to Financial Statements.

20

Shares		Value

Consumer Staples (Continued)
Food & Staples Retailing — 1.0%
487	Andersons Inc/The	$8,026
1,135	Casey’s General Stores Inc (a)	25,844
809	Great Atlantic & Pacific Tea Co †	5,072
342	Nash Finch Co	15,352
591	Spartan Stores Inc	13,741
958	United Natural Foods Inc †	17,072

		85,107

Food Products — 1.4%
57	American Italian Pasta Co, Class A †	1,273
337	Cal-Maine Foods Inc	9,672
2,192	Darling International Inc †	12,034
365	Diamond Foods Inc	7,355
389	Green Mountain Coffee Roasters Inc †	15,054
903	Hain Celestial Group Inc †	17,238
373	J&J Snack Foods Corp	13,383
703	Lance Inc	16,127
389	Sanderson Farms Inc	13,444
704	TreeHouse Foods Inc †	19,177

		124,757

Household Products — 0.2%
1,589	Central Garden and Pet Co †	9,375
441	WD-40 Co	12,476

		21,851

Personal Products — 0.4%
422	Chattem Inc †,(a)	30,186
1,307	Mannatech Inc	3,202

		33,388

Tobacco — 0.1%
1,986	Alliance One International Inc †	5,839

Total Consumer Staples		277,304

Energy — 3.7%
Energy Equipment & Services — 2.2%
1,244	Atwood Oceanics Inc †,(a)	19,008
518	Basic Energy Services Inc †	6,755
649	Bristow Group Inc †	17,387
453	CARBO Ceramics Inc	16,095

See Notes to Financial Statements.

21

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
804	Dril-Quip Inc †	$16,490
382	Gulf Island Fabrication Inc	5,505
514	Hornbeck Offshore Services Inc †	8,399
1,998	ION Geophysical Corp †	6,853
397	Lufkin Industries Inc	13,696
582	Matrix Service Co †	4,464
452	NATCO Group Inc †	6,861
1,111	Oil States International Inc †	20,765
1,116	Pioneer Drilling Co †	6,216
446	SEACOR Holdings Inc †,(a)	29,726
442	Superior Well Services Inc †	4,420
1,675	Tetra Technologies Inc †	8,140

		190,780

Oil, Gas & Consumable Fuels — 1.5%
909	Holly Corp	16,571
934	Penn Virginia Corp (a)	24,265
331	Petroleum Development Corp †	7,967
968	Petroquest Energy Inc †	6,544
1,388	St Mary Land & Exploration Co (a)	28,190
774	Stone Energy Corp †	8,530
826	Swift Energy Co †	13,885
653	World Fuel Services Corp (a)	24,161

		130,113

Total Energy		320,893

Financials — 18.8%
Capital Markets — 1.5%
405	Greenhill & Co Inc (a)	28,257
965	Investment Technology Group Inc †,(a)	21,925
1,172	LaBranche & Co Inc †	5,614
1,140	optionsXpress Holdings Inc	15,230
403	Piper Jaffray Cos †	16,023
572	Stifel Financial Corp †,(a)	26,226
735	SWS Group Inc	13,928
855	TradeStation Group Inc †	5,515

		132,718

See Notes to Financial Statements.

22

Shares		Value

Financials (Continued)
Commercial Banks — 7.3%
1,423	Boston Private Financial Holdings Inc	$9,733
627	Cascade Bancorp	4,232
641	Central Pacific Financial Corp	6,436
486	Columbia Banking System Inc	5,798
728	Community Bank System Inc	17,756
1,421	East West Bancorp Inc (a)	22,693
1,694	First Bancorp	18,871
1,641	First Commonwealth Financial Corp (a)	20,316
711	First Financial Bancorp	8,809
464	First Financial Bankshares Inc (a)	25,617
1,085	First Midwest Bancorp Inc (a)	21,667
1,259	Frontier Financial Corp	5,489
1,336	Glacier Bancorp Inc (a)	25,411
531	Hancock Holding Co (a)	24,139
1,660	Hanmi Financial Corp	3,420
296	Home Bancshares Inc	7,977
381	Independent Bank Corp	9,963
853	Independent Bank Corp	1,842
665	Irwin Financial Corp †	858
497	Nara Bancorp Inc	4,886
1,788	National Penn Bancshares Inc (a)	25,944
1,480	Old National Bancorp (a)	26,877
615	PrivateBancorp Inc	19,963
915	Prosperity Bancshares Inc (a)	27,075
899	Provident Bankshares Corp	8,684
523	S&T Bancorp Inc	18,566
785	Signature Bank †,(a)	22,522
1,979	South Financial Group Inc/The (a)	8,549
402	Sterling Bancorp	5,640
1,961	Sterling Bancshares Inc	11,923
1,396	Sterling Financial Corp	12,285
1,923	Susquehanna Bancshares Inc (a)	30,595
149	Tompkins Financial Corp	8,635
2,975	UCBH Holdings Inc (a)	20,468
658	UMB Financial Corp (a)	32,334
1,342	Umpqua Holdings Corp	19,419
842	United Bankshares Inc (a)	27,971
1,093	United Community Banks Inc	14,838
1,429	Whitney Holding Corp (a)	22,850

See Notes to Financial Statements.

23

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Commercial Banks (Continued)
519	Wilshire Bancorp Inc	$4,713
635	Wintrust Financial Corp	13,062

		628,826

Consumer Finance — 0.5%
648	Cash America International Inc	17,723
689	First Cash Financial Services Inc †	13,132
1,205	Rewards Network Inc †	3,121
433	World Acceptance Corp †	8,556

		42,532

Diversified Financial Services — 0.3%
573	Financial Federal Corp	13,334
409	Portfolio Recovery Associates Inc †	13,840

		27,174

Insurance — 2.9%
188	American Physicians Capital Inc	9,041
441	Amerisafe Inc †	9,054
921	Delphi Financial Group Inc	16,983
319	Infinity Property & Casualty Corp	14,907
886	National Financial Partners Corp	2,693
296	Navigators Group Inc †	16,253
482	Presidential Life Corp	4,767
748	ProAssurance Corp †,(a)	39,479
396	RLI Corp (a)	24,219
364	Safety Insurance Group Inc	13,854
1,178	Selective Insurance Group (a)	27,012
405	Stewart Information Services Corp	9,514
543	Tower Group Inc	15,318
501	United Fire & Casualty Co	15,566
831	Zenith National Insurance Corp (a)	26,235

		244,895

Real Estate Investment Trusts (REITs) — 5.4%
866	Acadia Realty Trust	12,358
1,794	BioMed Realty Trust Inc (a)	21,026
993	Cedar Shopping Centers Inc	7,030
1,071	Colonial Properties Trust	8,921

See Notes to Financial Statements.

24

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
2,412	DiamondRock Hospitality Co	$12,229
559	EastGroup Properties Inc (a)	19,889
734	Entertainment Properties Trust (a)	21,873
1,909	Extra Space Storage Inc	19,701
1,386	Franklin Street Properties Corp	20,430
720	Home Properties Inc (a)	29,232
1,288	Inland Real Estate Corp	16,718
738	Kilroy Realty Corp (a)	24,694
911	Kite Realty Group Trust	5,065
1,099	LaSalle Hotel Properties	12,144
1,962	Lexington Realty Trust	9,810
619	LTC Properties Inc	12,553
1,777	Medical Properties Trust Inc	11,213
629	Mid-America Apartment Communities Inc (a)	23,374
1,750	National Retail Properties Inc (a)	30,083
341	Parkway Properties Inc	6,138
880	Pennsylvania Real Estate Investment Trust	6,556
986	Post Properties Inc	16,269
333	PS Business Parks Inc	14,872
2,557	Senior Housing Properties Trust (a)	45,821
491	Sovran Self Storage Inc	17,676
707	Tanger Factory Outlet Centers (a)	26,597
475	Urstadt Biddle Properties Inc, Class A	7,567

		459,839

Real Estate Management & Development — 0.1%
956	Forestar Group Inc †	9,101

Thrifts & Mortgage Finance — 0.8%
484	Anchor Bancorp Wisconsin Inc	1,336
1,294	Bank Mutual Corp	14,933
366	BankAtlantic Bancorp Inc, Class A	2,123
1,303	Brookline Bancorp Inc	13,877
1,090	Corus Bankshares Inc	1,210
587	Dime Community Bancshares	7,807
1,568	Flagstar Bancorp Inc †	1,113
2,917	Guaranty Financial Group Inc †	7,613

See Notes to Financial Statements.

25

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Thrifts & Mortgage Finance (Continued)
1,694	Trustco Bank Corp NY	$16,110

		66,122

Total Financials		1,611,207

Health Care — 12.1%
Biotechnology — 1.0%
631	Arqule Inc †	2,663
1,272	Cubist Pharmaceuticals Inc †,(a)	30,731
739	Martek Biosciences Corp †,(a)	22,399
1,405	Regeneron Pharmaceuticals Inc †,(a)	25,796
1,056	Savient Pharmaceuticals Inc †	6,114

		87,703

Health Care Equipment & Supplies — 4.2%
488	Abaxis Inc †	7,823
1,636	American Medical Systems Holdings Inc †	14,708
295	Analogic Corp	8,048
872	Arthrocare Corp †	4,159
648	Conmed Corp †	15,513
1,005	Cooper Cos Inc/The (a)	16,482
628	CryoLife Inc †	6,098
518	Cyberonics Inc †	8,583
298	Datascope Corp	15,567
511	Greatbatch Inc †	13,521
564	Haemonetics Corp †,(a)	31,866
282	ICU Medical Inc †	9,345
1,574	Immucor Inc †,(a)	41,837
438	Integra LifeSciences Holdings Corp †	15,580
861	Invacare Corp	13,363
311	Kensey Nash Corp †	6,036
754	Mentor Corp (a)	23,321
900	Meridian Bioscience Inc (a)	22,923
751	Merit Medical Systems Inc †	13,465
624	Natus Medical Inc †	8,081
795	Osteotech Inc †	1,344
486	Palomar Medical Technologies Inc †	5,604
339	SurModics Inc †	8,567
800	Symmetry Medical Inc †	6,376

See Notes to Financial Statements.

26

Shares		Value

Health Care (Continued)
Health Care Equipment & Supplies (Continued)
1,163	Theragenics Corp †	$1,361
730	West Pharmaceutical Services Inc (a)	27,572
470	Zoll Medical Corp †	8,878

		356,021

Health Care Providers & Services — 5.2%
286	Air Methods Corp †	4,573
602	Amedisys Inc †,(a)	24,887
1,182	AMERIGROUP Corp †,(a)	34,893
727	AMN Healthcare Services Inc †	6,150
702	Amsurg Corp †	16,385
855	Catalyst Health Solutions Inc †,(a)	20,819
958	Centene Corp †	18,882
499	Chemed Corp	19,845
212	Corvel Corp †	4,660
687	Cross Country Healthcare Inc †	6,039
643	Gentiva Health Services Inc †	18,814
1,111	Healthspring Inc †,(a)	22,187
750	Healthways Inc †	8,610
561	HMS Holdings Corp †	17,683
742	inVentiv Health Inc †	8,563
207	Landauer Inc	15,173
649	LCA-Vision Inc	2,667
395	LHC Group Inc †	14,220
903	Magellan Health Services Inc †,(a)	35,361
525	Medcath Corp †	5,481
1,019	MEDNAX, Inc. †,(a)	32,302
312	Molina Healthcare Inc †	5,494
270	MWI Veterinary Supply Inc †	7,279
732	Odyssey HealthCare Inc †	6,771
924	Owens & Minor Inc (a)	34,789
816	PharMerica Corp †	12,787
1,351	PSS World Medical Inc †,(a)	25,426
403	RehabCare Group Inc †	6,109
686	Res-Care Inc †	10,304

		447,153

See Notes to Financial Statements.

27

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Technology — 0.5%
1,220	Eclipsys Corp †	$17,312
699	Omnicell Inc †	8,535
1,148	Phase Forward Inc †	14,373

		40,220

Life Sciences Tools & Services — 0.6%
1,020	Cambrex Corp †	4,712
401	Dionex Corp †	17,985
871	Enzo Biochem Inc †	4,259
357	Kendle International Inc †	9,182
1,480	Parexel International Corp †	14,371

		50,509

Pharmaceuticals — 0.6%
556	Noven Pharmaceuticals Inc †	6,116
924	Par Pharmaceutical Cos Inc †	12,391
1,073	Salix Pharmaceuticals Ltd †	9,475
1,757	Viropharma Inc †,(a)	22,876

		50,858

Total Health Care		1,032,464

Industrials — 16.8%
Aerospace & Defense — 2.7%
865	AAR Corp †	15,925
284	Applied Signal Technology Inc	5,095
245	Axsys Technologies Inc †	13,441
703	Ceradyne Inc †	14,278
415	Cubic Corp	11,288
1,004	Curtiss-Wright Corp (a)	33,524
661	Esterline Technologies Corp †,(a)	25,045
1,311	GenCorp Inc †	4,824
954	Moog Inc, Class A †,(a)	34,888
1,313	Orbital Sciences Corp †,(a)	25,643
801	Teledyne Technologies Inc †,(a)	35,684
370	Triumph Group Inc	15,710

		235,345

See Notes to Financial Statements.

28

Shares		Value

Industrials (Continued)
Air Freight & Logistics — 0.4%
646	Forward Air Corp	$15,679
840	HUB Group Inc, Class A †,(a)	22,285

		37,964

Airlines — 0.3%
1,273	Skywest Inc (a)	23,678

Building Products — 1.3%
621	Apogee Enterprises Inc	6,434
602	Gibraltar Industries Inc	7,188
1,298	Griffon Corp †	12,110
1,050	Lennox International Inc (a)	33,905
528	NCI Building Systems Inc †	8,606
841	Quanex Building Products Corp	7,880
836	Simpson Manufacturing Co Inc (a)	23,207
374	Universal Forest Products Inc	10,064

		109,394

Commercial Services & Supplies — 2.1%
986	ABM Industries Inc	18,783
453	ATC Technology Corp †	6,627
944	Bowne & Co Inc	5,551
248	Consolidated Graphics Inc †	5,615
423	G&K Services Inc, Class A	8,553
1,141	Geo Group Inc/The †,(a)	20,572
960	Healthcare Services Group	15,293
1,254	Interface Inc, Class A	5,819
933	Mobile Mini Inc †	13,454
282	Standard Register Co/The	2,518
746	SYKES Enterprises Inc †	14,263
1,337	Tetra Tech Inc †,(a)	32,289
525	United Stationers Inc †	17,582
548	Viad Corp	13,558

		180,477

Construction & Engineering — 0.5%
1,462	EMCOR Group Inc †,(a)	32,793
748	Insituform Technologies Inc, Class A †	14,728

		47,521

See Notes to Financial Statements.

29

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 1.9%
901	Acuity Brands Inc (a)	$31,454
504	AO Smith Corp	14,878
1,032	Baldor Electric Co	18,421
1,038	Belden Inc (a)	21,673
1,167	Brady Corp, Class A (a)	27,950
1	C&D Technologies Inc †	3
650	II-VI Inc †	12,409
1,367	Magnetek Inc †	3,281
720	Regal-Beloit Corp (a)	27,353
874	Vicor Corp	5,777

		163,199

Industrial Conglomerates — 0.2%
279	Standex International Corp	5,535
431	Tredegar Corp	7,836

		13,371

Machinery — 3.7%
1,315	Actuant Corp, Class A	25,011
593	Albany International Corp, Class A	7,614
440	Astec Industries Inc †	13,785
959	Barnes Group Inc	13,905
1,112	Briggs & Stratton Corp (a)	19,560
189	Cascade Corp	5,644
377	CIRCOR International Inc	10,367
1,133	Clarcor Inc (a)	37,593
452	EnPro Industries Inc †	9,736
1,155	Gardner Denver Inc †,(a)	26,958
615	John Bean Technologies Corp	5,025
764	Kaydon Corp (a)	26,243
273	Lindsay Corp	8,679
743	Lydall Inc †	4,272
829	Mueller Industries Inc	20,791
775	Robbins & Myers Inc	12,532
793	Toro Co (a)	26,169
391	Valmont Industries Inc (a)	23,992

See Notes to Financial Statements.

30

Shares		Value

Industrials (Continued)
Machinery (Continued)
685	Wabash National Corp	$3,083
652	Watts Water Technologies Inc, Class A	16,280

		317,239

Marine — 0.4%
1,193	Kirby Corp †,(a)	32,640

Professional Services — 1.2%
590	Administaff Inc	12,791
344	CDI Corp	4,451
438	Heidrick & Struggles International Inc	9,434
956	On Assignment Inc †	5,421
356	School Specialty Inc †	6,807
1,801	Spherion Corp †	3,980
968	TrueBlue Inc †	9,264
569	Volt Information Sciences Inc †	4,114
950	Watson Wyatt Worldwide Inc, Class A (a)	45,429

		101,691

Road & Rail — 1.4%
564	Arkansas Best Corp	16,982
1,245	Heartland Express Inc	19,621
1,276	Knight Transportation Inc (a)	20,569
1,170	Landstar System Inc (a)	44,963
616	Old Dominion Freight Line Inc †	17,532

		119,667

Trading Companies & Distributors — 0.7%
812	Applied Industrial Technologies Inc	15,363
682	Kaman Corp	12,365
186	Lawson Products	4,250
632	Watsco Inc (a)	24,269

		56,247

Total Industrials		1,438,433

Information Technology — 14.5%
Communications Equipment — 1.9%
2,743	Arris Group Inc †,(a)	21,807
258	Bel Fuse Inc, Class B	5,470
469	Black Box Corp	12,250
1,045	Blue Coat Systems Inc †	8,778

See Notes to Financial Statements.

31

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Communications Equipment (Continued)
552	Comtech Telecommunications Corp †,(a)	$25,293
679	Digi International Inc †	5,507
406	EMS Technologies Inc †	10,503
2,545	Harmonic Inc †	14,277
787	Netgear Inc †	8,980
1,290	Network Equipment Technologies Inc †	3,715
638	PC-Tel Inc	4,192
1,191	Symmetricom Inc †	4,704
1,476	Tekelec †	19,690
462	Tollgrade Communications Inc †	2,208
606	Viasat Inc †	14,592

		161,966

Computers & Peripherals — 0.7%
2,722	Adaptec Inc †	8,983
679	Avid Technology Inc †,(a)	7,408
1,024	Hutchinson Technology Inc †	3,564
1,100	Intermec Inc †	14,608
762	Intevac Inc †	3,863
677	Novatel Wireless Inc †	3,141
451	Stratasys Inc †	4,848
903	Synaptics Inc †	14,954

		61,369

Electronic Equipment & Instruments — 3.2%
1,016	Agilysys Inc	4,359
670	Anixter International Inc †	20,180
1,454	Benchmark Electronics Inc †	18,568
1,148	Brightpoint Inc †	4,994
864	Checkpoint Systems Inc †	8,502
1,059	Cognex Corp	15,673
903	CTS Corp	4,976
914	Daktronics Inc	8,555
723	Electro Scientific Industries Inc †	4,909
372	FARO Technologies Inc †	6,272
1,065	Gerber Scientific Inc †	5,442
1,018	Insight Enterprises Inc †	7,024
769	Itron Inc †,(a)	49,016
611	Keithley Instruments Inc	2,230

See Notes to Financial Statements.

32

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
484	Littelfuse Inc †	$8,034
775	LoJack Corp †	3,193
793	Mercury Computer Systems Inc †	5,004
845	Methode Electronics Inc, Class A	5,695
453	MTS Systems Corp	12,068
804	Newport Corp †	5,451
457	Park Electrochemical Corp	8,665
878	Plexus Corp †	14,882
1,009	Radisys Corp †	5,580
482	Rogers Corp †	13,385
707	Scansource Inc †	13,624
501	SYNNEX Corp †	5,676
915	Technitrol Inc	3,184
956	TTM Technologies Inc †	4,981

		270,122

Information Technology Services — 1.5%
667	CACI International Inc †,(a)	30,075
1,194	Ciber Inc †	5,743
781	CSG Systems International Inc †	13,644
1,552	Cybersource Corp †	18,608
341	Forrester Research Inc †	9,620
661	Gevity HR Inc	998
546	Heartland Payment Systems Inc	9,555
458	Integral Systems Inc †	5,519
408	MAXIMUS Inc	14,325
514	Startek Inc †	2,287
1,038	Wright Express Corp †	13,079

		123,453

Internet Software & Services — 1.2%
372	Bankrate Inc †	14,136
1,066	DealerTrack Holdings Inc †	12,675
772	Infospace Inc	5,829
1,234	Interwoven Inc †	15,548
980	j2 Global Communications Inc †	19,639
642	Knot Inc/The †	5,341
867	Perficient Inc †	4,144

See Notes to Financial Statements.

33

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Internet Software & Services (Continued)
2,195	United Online Inc	$13,324
1,005	Websense Inc †	15,045

		105,681

Semiconductors & Semiconductor Equipment — 3.3%
575	Actel Corp †	6,739
728	Advanced Energy Industries Inc †	7,244
717	ATMI Inc †	11,063
4,602	Axcelis Technologies Inc †	2,347
1,419	Brooks Automation Inc †	8,244
518	Cabot Microelectronics Corp †	13,504
519	Cohu Inc	6,306
661	Cymer Inc †	14,482
3,234	Cypress Semiconductor Corp †	14,456
868	Diodes Inc †	5,260
599	DSP Group Inc †	4,804
958	Exar Corp †	6,390
829	FEI Co †	15,635
428	Hittite Microwave Corp †	12,609
1,816	Kopin Corp †	3,705
2,394	Kulicke & Soffa Industries Inc †	4,070
1,073	Micrel Inc	7,844
1,810	Microsemi Corp †,(a)	22,878
1,097	MKS Instruments Inc †	16,225
684	Pericom Semiconductor Corp †	3,748
1,072	Rudolph Technologies Inc †	3,784
3,701	Skyworks Solutions Inc †	20,504
496	Standard Microsystems Corp †	8,105
286	Supertex Inc †	6,867
3,905	TriQuint Semiconductor Inc †	13,433
524	Ultratech Inc †	6,267
1,621	Varian Semiconductor Equipment Associates Inc †,(a)	29,372
1,126	Veeco Instruments Inc †	7,139

		283,024

Software — 2.7%
966	Blackbaud Inc	13,041
279	Catapult Communications Corp †	1,833
948	Concur Technologies Inc †,(a)	31,113

See Notes to Financial Statements.

34

Shares		Value

Information Technology (Continued)
Software (Continued)
1,337	Epicor Software Corp †	$6,418
793	EPIQ Systems Inc †	13,251
1,958	Informatica Corp †,(a)	26,883
610	JDA Software Group Inc †	8,009
536	Manhattan Associates Inc †	8,474
1,795	Micros Systems Inc †,(a)	29,294
1,008	Phoenix Technologies Ltd †	3,528
889	Progress Software Corp †	17,122
404	Quality Systems Inc	17,623
1,229	Radiant Systems Inc †	4,142
746	Smith Micro Software Inc †	4,148
929	Sonic Solutions Inc †	1,635
486	SPSS Inc †	13,103
1,733	Take-Two Interactive Software Inc †	13,102
683	Taleo Corp, Class A †	5,348
1,796	THQ Inc †	7,525
657	Tyler Technologies Inc †	7,871

		233,463

Total Information Technology		1,239,078

Materials — 3.6%
Chemicals — 1.6%
555	Arch Chemicals Inc	14,469
487	Balchem Corp	12,131
1,207	Calgon Carbon Corp †	18,540
1,339	Georgia Gulf Corp	1,433
1,081	HB Fuller Co	17,415
329	NewMarket Corp	11,485
816	OM Group Inc †	17,226
251	Penford Corp	2,540
2,066	PolyOne Corp †	6,508
290	Quaker Chemical Corp	4,770
700	Schulman A Inc	11,900
161	Stepan Co	7,565
483	Zep Inc	9,327

		135,309

See Notes to Financial Statements.

35

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Construction Materials — 0.5%
972	Eagle Materials Inc	$17,895
943	Headwaters Inc †	6,365
615	Texas Industries Inc (a)	21,217

		45,477

Containers & Packaging — 0.4%
629	Myers Industries Inc	5,032
853	Rock-Tenn Co, Class A (a)	29,156

		34,188

Metals & Mining — 0.5%
442	AM Castle & Co	4,787
602	AMCOL International Corp	12,612
453	Brush Engineered Materials Inc †	5,762
821	Century Aluminum Co †	8,210
241	Olympic Steel Inc	4,909
513	RTI International Metals Inc †	7,341

		43,621

Paper & Forest Products — 0.6%
1,035	Buckeye Technologies Inc †	3,767
500	Clearwater Paper Corp †	4,195
282	Deltic Timber Corp	12,901
478	Neenah Paper Inc	4,226
343	Schweitzer-Mauduit International Inc	6,867
1,307	Wausau Paper Corp	14,952

		46,908

Total Materials		305,503

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
1,987	Fairpoint Communications Inc	6,517
987	General Communication Inc, Class A †	7,985

		14,502

See Notes to Financial Statements.

36

Shares		Value

Utilities — 4.8%
Electric Utilities — 1.3%
593	Allete Inc	$19,136
256	Central Vermont Public Service Corp	6,108
1,345	Cleco Corp (a)	30,707
1,001	El Paso Electric Co †	18,108
564	UIL Holdings Corp	16,937
792	Unisource Energy Corp (a)	23,253

		114,249

Gas Utilities — 2.8%
2,035	Atmos Energy Corp (a)	48,229
493	Laclede Group Inc/The (a)	23,092
940	New Jersey Resources Corp (a)	36,989
591	Northwest Natural Gas Co (a)	26,140
1,636	Piedmont Natural Gas Co (a)	51,812
663	South Jersey Industries Inc (a)	26,421
980	Southwest Gas Corp (a)	24,716

		237,399

Multi-Utilities — 0.5%
1,215	Avista Corp (a)	23,547
352	CH Energy Group Inc	18,089

		41,636

Water Utilities — 0.2%
463	American States Water Co	15,269

Total Utilities		408,553

TOTAL COMMON STOCKS
(Cost $7,863,353)		7,685,802

INVESTMENT COMPANY SECURITY — 9.6%
(Cost $821,650)
821,650	Institutional Money Market Fund (b)	821,650

See Notes to Financial Statements.

37

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

U.S. TREASURY BILL — 3.5%
(Cost $299,676)
U.S. Treasury Bill — 3.5%
$300,000	1.863% due 01/22/2009 (a),(c)	$299,676

TOTAL INVESTMENTS
(Cost $8,984,679)	102.9%	8,807,128
OTHER ASSETS AND LIABILITIES (Net)	(2.9)	(244,794)

NET ASSETS	100.0%	$8,562,334

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

38

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39

The Munder S&P® Index Funds

Statements of Assets and Liabilities, December 31, 2008 (Unaudited)

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated companies(a)	$17,960,970	$7,985,478
Securities of affiliated company(b)	1,140,495	821,650

Total Investments	19,101,465	8,807,128
Dividends receivable	37,867	20,274
Receivable from Advisor	23,244	—
Receivable for investment securities sold	219,542	41,813
Receivable for Fund shares sold	3,444	1,146
Variation margin receivable on open futures contracts	37,760	45,760
Prepaid expenses and other assets	3,496	3,199

Total Assets	19,426,818	8,919,320

LIABILITIES:
Payable for Fund shares redeemed	142,905	176,334
Payable for investment securities purchased	106,534	88,155
Trustees’ fees and expenses payable	46,656	47,384
Custody fees payable	11,128	6,601
Transfer agency/record keeping fees payable	3,808	3,556
Administration fees payable	3,640	2,805
Investment advisory fees payable	2,903	34
Shareholder servicing fees payable	2,390	2,632
Accrued expenses and other payables	29,772	29,485

Total Liabilities	349,736	356,986

NET ASSETS	$19,077,082	$8,562,334

Investments, at cost	$21,667,615	$8,984,679

(a)	Cost of $20,527,120 and $8,163,029 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(b)	Cost of $1,140,495 and $821,650 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

40

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund
NET ASSETS consist of:
Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$40,033	$(2,496)
Accumulated net realized loss on investments sold	(2,930,655)	(3,511,716)
Net unrealized depreciation of investments	(2,488,331)	(102,902)
Paid-in capital	24,456,035	12,179,448

	$19,077,082	$8,562,334

NET ASSETS:
Class K Shares	$6,247,488	$2,573,660

Class Y Shares	$12,829,594	$5,988,674

SHARES OUTSTANDING:
Class K Shares	1,251,773	464,775

Class Y Shares	2,223,438	1,085,604

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$4.99	$5.54

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$5.77	$5.52

See Notes to Financial Statements.

41

The Munder S&P® Index Funds

Statements of Operations, For the Period Ended December 31, 2008 (Unaudited)

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

INVESTMENT INCOME:
Interest	$4,775	$2,865
Dividends on securities of unaffiliated companies(a)	364,928	276,941
Dividends on securities of affiliated company	8,702	7,450
Securities lending, net of borrower rebates	48,777	72,087

Total Investment Income	427,182	359,343

EXPENSES:
Shareholder servicing fees:
Class K Shares	29,101	41,608
Custody fees	34,947	64,305
Administration fees	34,928	35,774
Investment advisory fees	30,271	31,119
Printing fees	25,662	25,658
Legal and audit fees	24,145	24,167
Trustees’ fees and expenses	13,664	13,603
Transfer agency/record keeping fees	11,226	11,123
Registration and filing fees	176	170
Other	8,129	8,637

Total Expenses	212,249	256,164

Expenses reimbursed by Advisor	(61,987)	—

Net Expenses	150,262	256,164

NET INVESTMENT INCOME	276,920	103,179

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(746,769)	522,434
Futures contracts	(927,584)	(629,179)
Net change in unrealized appreciation/(depreciation) of:
Securities	(16,364,104)	(12,766,182)
Futures contracts	218,108	149,725

Net realized and unrealized loss on investments	(17,820,349)	(12,723,202)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,543,429)	$(12,620,023)

(a)	Net of foreign withholding taxes of $99 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

42

Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund
	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$276,920	$464,278
Net realized gain/(loss) from security transactions and futures contracts	(1,674,353)	10,710,061
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(16,145,996)	(17,304,282)

Net decrease in net assets resulting from operations	(17,543,429)	(6,129,943)
Dividends to shareholders from net investment income:
Class K Shares	(93,950)	(322,576)
Class Y Shares	(108,811)	(209,471)
Distributions to shareholders from net realized gains:
Class K Shares	(3,362,715)	(8,720,247)
Class Y Shares	(2,770,838)	(4,113,698)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(12,988,375)	(12,033,560)
Class Y Shares	1,235,286	587,329
Short-term trading fees	2,634	761

Net decrease in net assets	(35,630,198)	(30,941,405)
NET ASSETS:
Beginning of period	54,707,280	85,648,685

End of period	$19,077,082	$54,707,280

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$40,033	$(34,126)

See Notes to Financial Statements.

43

Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® SmallCap
	Index Equity Fund
	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$103,179	$307,395
Net realized gain/(loss) from security transactions and futures contracts	(106,745)	19,707,836
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(12,616,457)	(34,597,443)

Net decrease in net assets resulting from operations	(12,620,023)	(14,582,212)
Dividends to shareholders from net investment income:
Class K Shares	(49,475)	(349,386)
Class Y Shares	(21,546)	(86,987)
Distributions to shareholders from net realized gains:
Class K Shares	(10,101,433)	(16,623,687)
Class Y Shares	(3,343,016)	(2,313,757)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(24,792,493)	(26,345,468)
Class Y Shares	2,274,657	358,491
Short-term trading fees	596	83

Net decrease in net assets	(48,652,733)	(59,942,923)
NET ASSETS:
Beginning of period	57,215,067	117,157,990

End of period	$8,562,334	$57,215,067

Accumulated distributions in excess of net investment income	$(2,496)	$(34,654)

See Notes to Financial Statements.

44

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45

Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund
	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class K Shares:
Sold	$1,442,877	$3,281,492
Issued as reinvestment of dividends and distributions	1,164,836	1,960,254
Redeemed	(15,596,088)	(17,275,306)

Net decrease	$(12,988,375)	$(12,033,560)

Class Y Shares:
Sold	$1,395,505	$4,319,330
Issued as reinvestment of dividends and distributions	2,703,875	3,840,018
Redeemed	(2,864,094)	(7,572,019)

Net increase	$1,235,286	$587,329

Shares
Class K Shares:
Sold	209,657	332,853
Issued as reinvestment of dividends and distributions	180,422	194,383
Redeemed	(2,790,630)	(1,789,626)

Net decrease	(2,400,551)	(1,262,390)

Class Y Shares:
Sold	178,973	378,720
Issued as reinvestment of dividends and distributions	363,231	330,571
Redeemed	(391,327)	(639,057)

Net increase	150,877	70,234

See Notes to Financial Statements.

46

	Munder S&P® SmallCap
	Index Equity Fund
	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class K Shares:
Sold	$1,031,892	$6,604,726
Issued as reinvestment of dividends and distributions	630,113	371,966
Redeemed	(26,454,498)	(33,322,160)

Net decrease	$(24,792,493)	$(26,345,468)

Class Y Shares:
Sold	$1,025,771	$2,666,313
Issued as reinvestment of dividends and distributions	2,980,614	1,782,542
Redeemed	(1,731,728)	(4,090,364)

Net increase	$2,274,657	$358,491

Shares
Class K Shares:
Sold	92,610	459,988
Issued as reinvestment of dividends and distributions	88,010	25,210
Redeemed	(3,565,935)	(2,410,276)

Net decrease	(3,385,315)	(1,925,078)

Class Y Shares:
Sold	113,784	188,481
Issued as reinvestment of dividends and distributions	418,088	121,201
Redeemed	(218,471)	(288,984)

Net increase	313,401	20,698

See Notes to Financial Statements.

47.1

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares
	Period Ended		Year	Year	Period		Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$9.05		$11.85	$11.02	$10.65		$10.46	$9.29	$6.94

Income/(loss) from investment operations:
Net investment income	0.05		0.06	0.08	0.04		0.07	0.05	0.04
Net realized and unrealized gain/(loss) on investments	(2.89)		(0.90)	1.71	0.38		1.16	1.40	2.34

Total from investment operations	(2.84)		(0.84)	1.79	0.42		1.23	1.45	2.38

Less distributions:
Dividends from net investment income	(0.04)		(0.08)	(0.10)	(0.05)		(0.08)	(0.06)	(0.03)
Distributions from net realized gains	(1.18)		(1.88)	(0.86)	—		(0.96)	(0.22)	—

Total distributions	(1.22)		(1.96)	(0.96)	(0.05)		(1.04)	(0.28)	(0.03)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Net asset value, end of period	$4.99		$9.05	$11.85	$11.02		$10.65	$10.46	$9.29

Total return(d)	(34.05)%		(8.15)%	17.74%	3.90%		11.74%	15.66%	34.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6.247		$33,050	$58,263	$64,047		$64,120	$103,876	$89,945
Ratio of operating expenses to average net assets	0.85	%(e)	0.85%	0.84%	0.82	%(e)	0.82%	0.73%	0.74%
Ratio of net investment income to average net assets	1.24	%(e)	0.59%	0.75%	0.81	%(e)	0.68%	0.48%	0.50%
Portfolio turnover rate	13%		17%	11%	5%		17%	24%	7%
Ratio of operating expenses to average net assets without expense reimbursements	1.12	%(e)	0.90%	0.84%	0.82	%(e)	0.82%	0.73%	0.74%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and February 13, 1998, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

Y Shares
Period Ended		Year	Year	Period		Year	Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

$10.45		$13.68	$12.70	$12.26		$12.03	$10.68	$7.97

0.06		0.10	0.13	0.07		0.11	0.08	0.06

(3.33)		(1.05)	1.98	0.43		1.33	1.62	2.70

(3.27)		(0.95)	2.11	0.50		1.44	1.70	2.76

(0.05)		(0.11)	(0.13)	(0.06)		(0.10)	(0.09)	(0.05)

(1.36)		(2.17)	(1.00)	—		(1.11)	(0.26)	—

(1.41)		(2.28)	(1.13)	(0.06)		(1.21)	(0.35)	(0.05)

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

$5.77		$10.45	$13.68	$12.70		$12.26	$12.03	$10.68

(33.97)%		(7.91)%	17.99%	4.07%		12.00%	15.94%	34.82%

$12,830		$21,657	$27,385	$24,056		$23,465	$21,552	$17,683

0.60	%(e)	0.60%	0.59%	0.57	%(e)	0.57%	0.48%	0.49%

1.54	%(e)	0.87%	1.00%	1.06	%(e)	0.94%	0.73%	0.75%
13%		17%	11%	5%		17%	24%	7%

0.95	%(e)	0.65%	0.59%	0.57	%(e)	0.57%	0.48%	0.49%

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares
	Period Ended		Year	Year	Period		Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$12.38		$17.96	$17.09	$15.96		$15.40	$12.91	$9.39

Income/(loss) from investment operations:
Net investment income	0.02		0.05	0.07	0.03		0.06	0.05	0.02
Net realized and unrealized gain/(loss) on investments	(2.63)		(2.49)	2.34	1.13		1.00	2.74	3.52

Total from investment operations	(2.61)		(2.44)	2.41	1.16		1.06	2.79	3.54

Less distributions:
Dividends from net investment income	(0.02)		(0.08)	(0.08)	(0.03)		(0.05)	(0.05)	(0.02)
Distributions from net realized gains	(4.21)		(3.06)	(1.46)	—		(0.45)	(0.25)	—

Total distributions	(4.23)		(3.14)	(1.54)	(0.03)		(0.50)	(0.30)	(0.02)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Net asset value, end of period	$5.54		$12.38	$17.96	$17.09		$15.96	$15.40	$12.91

Total return(d)	(26.49)%		(15.67)%	15.24%	7.25%		6.84%	21.62%	37.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,574		$47,676	$103,695	$112,507		$106,875	$113,631	$97,034
Ratio of operating expenses to average net assets	1.36	%(e)	0.87%	0.80%	0.79	%(e)	0.79%	0.75%	0.79%
Ratio of net investment income to average net assets	0.44	%(e)	0.32%	0.38%	0.39	%(e)	0.38%	0.38%	0.16%
Portfolio turnover rate	10%		16%	14%	8%		17%	19%	13%
Ratio of operating expenses to average net assets without expense reimbursements	1.36	%(e)	0.87%	0.80%	0.79	%(e)	0.79%	0.75%	0.79%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and August 7, 1997, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

Y Shares
Period Ended		Year	Year	Period		Year	Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

$12.35		$17.91	$17.05	$15.92		$15.37	$12.89	$9.38

0.03		0.09	0.11	0.06		0.09	0.09	0.05

(2.62)		(2.49)	2.33	1.12		1.00	2.73	3.50

(2.59)		(2.40)	2.44	1.18		1.09	2.82	3.55

(0.03)		(0.11)	(0.12)	(0.05)		(0.09)	(0.09)	(0.04)

(4.21)		(3.05)	(1.46)	—		(0.45)	(0.25)	—

(4.24)		(3.16)	(1.58)	(0.05)		(0.54)	(0.34)	(0.04)

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

$5.52		$12.35	$17.91	$17.05		$15.92	$15.37	$12.89

(26.38)%		(15.42)%	15.48%	7.40%		7.07%	21.96%	38.04%

$5,989		$9,539	$13,463	$13,848		$12,655	$14,670	$10,455

1.25	%(e),(f)	0.63%	0.55%	0.54	%(e)	0.54%	0.50%	0.54%

0.55	%(e)	0.59%	0.63%	0.65	%(e)	0.62%	0.63%	0.41%
10%		16%	14%	8%		17%	19%	13%

1.25	%(e),(f)	0.63%	0.55%	0.54	%(e)	0.54%	0.50%	0.54%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the S&P MidCap 400® Index. The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the S&P SmallCap 600® Index. The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

Each of the S&P® Index Funds has two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Funds’ prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

financial futures contracts are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by a Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Munder S&P® MidCap Index Equity Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$18,602,005	$77,819
Level 2 — Other Significant Observable Inputs	499,460	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$19,101,465	$77,819

The following is a summary of the inputs used to value the Munder S&P® SmallCap Index Equity Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$8,507,452	$74,649
Level 2 — Other Significant Observable Inputs	299,676	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$8,807,128	$74,649

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: Each Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. Upon entering into a futures contract, a Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. Each Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by a Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of each Fund by the lending agent and is not recorded in the Portfolio of Investments or Statement of Assets and Liabilities. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and the accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended October 30, a short-term trading fee of 2% was assessed on certain redemptions of each Fund’s shares made within 30 days after purchase, as described in the Funds’ then-current prospectus. The fee, which was retained by the applicable Fund, was accounted for as an addition to paid-in capital. These fees (if any) are

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statements of Operations. Neither Fund incurred any such interest or penalties during the period ended December 31, 2008.

The S&P® Index Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets
Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

Pursuant to an investment sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of each Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Funds, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

Fund Net Assets	Annual Fee

First $10 million	0.12%
Next $40 million	0.10%
Next $50 million	0.08%
Next $100 million	0.04%
Assets exceeding $200 million	0.02%

The Advisor voluntarily agreed to reimburse certain operating expenses of the Munder S&P® MidCap Index Equity Fund during the period ended December 31, 2008, in an amount totaling $61,987. This amount is reflected as expenses reimbursed by Advisor in the accompanying Statements of Operations.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of each Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

For the period ended December 31, 2008, the Advisor earned $34,928 and $35,774 before payment of sub-administration fees and $21,001 and $21,576 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the period ended December 31, 2008, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1730% and 0.1724%, respectively, for administrative services.

During the period ended December 31, 2008, each Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by each Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statements of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the S&P® Index Funds. For the period ended December 31, 2008, in connection with the S&P® Index Funds’ investments in the Money Market Fund, the Advisor earned $785 in advisory fees before waivers and expense reimbursements ($86 after waivers and expense reimbursements) and $330 in administration fees from the Munder S&P® MidCap Index Equity Fund and $685 in advisory fees before waivers and expense reimbursements ($75 after waivers and expense reimbursements) and $288 in administration fees from the Munder S&P® SmallCap Index Equity Fund.

Comerica Bank, which is an affiliate of World, provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,036 and $1,917 for its administrative, record keeping and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares.

No payments are made under the Plan with regard to Class Y Shares.

Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended December 31, 2008, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $29,015 and $41,279, respectively, to Comerica Bank.

5.	Securities Transactions

For the period ended December 31, 2008, the cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	Period Ended
	December 31, 2008
	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$5,015,590	$22,302,415
Munder S&P® SmallCap Index Equity Fund	4,036,725	39,417,816

At December 31, 2008, aggregate cost for financial reporting purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost, aggregate gross unrealized depreciation for all securities for which there was an excess of financial

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

reporting cost over value, and net unrealized appreciation for financial reporting purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Depreciation
	For Financial	For Financial	For Financial	For Financial
	Reporting	Reporting	Reporting	Reporting
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$21,667,615	$3,163,707	$5,729,857	$2,566,150
Munder S&P® SmallCap Index Equity Fund	8,984,679	2,069,568	2,247,119	177,551

At December 31, 2008, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

Munder S&P® MidCap Index Equity Fund:
S&P MidCap 400® Index, March 2009 (long position)	32	$1,641,221	$1,719,040	$77,819
Munder S&P® SmallCap Index Equity Fund:
Russell 2000® Index, March 2009 (long position)	32	1,518,631	1,593,280	74,649

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Funds. At December 31, 2008, the Funds held the following securities of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/Loss)

Munder S&P® MidCap Index Equity Fund:
Institutional Money Market Fund	$1,662,088	$8,862,208	8,862,208	$9,383,801	9,383,801	$1,140,495	$8,702	$—
Munder S&P® SmallCap Index Equity Fund:
Institutional Money Market Fund	1,065,746	12,012,473	12,012,473	12,256,569	12,256,569	821,650	7,450	—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties, of each S&P® Index Fund for which a loan was extended. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, neither S&P® Index Fund utilized the revolving line of credit. For the period ended December 31, 2008, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $251 and $276, respectively.

8.	Indemnification Obligations

Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, neither S&P® Index Fund has had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The tax character of distributions paid to shareholders during the years ended June 30, 2008 and June 30, 2007 were as follows:

	Year Ended June 30, 2008			Year Ended June 30, 2007
	Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$672,103	$12,693,889	$13,365,992	$971,127	$6,542,673	$7,513,800
Munder S&P® SmallCap Index Equity Fund	728,766	18,645,051	19,373,817	826,160	10,350,148	11,176,308

As determined on June 30, 2008, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or asset value per share:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Loss

Munder S&P® MidCap Index Equity Fund	$64,358	$(64,358)
Munder S&P® SmallCap Index Equity Fund	125,668	(125,668)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized
	Capital Gains	Appreciation	Total

Munder S&P® MidCap Index Equity Fund	$5,141,523	$13,393,393	$18,534,916
Munder S&P® SmallCap Index Equity Fund	11,485,421	11,067,606	22,553,027

The differences between book and tax unrealized appreciation are primarily due to wash sales, mark-to-market of futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

10. Subsequent Event

On February 11, 2009, the Board of Trustees approved the liquidation of each of the S&P® Index Funds. The timing of the liquidation will be coordinated with Comerica Bank, the Funds’ largest shareholder.

11. Quarterly Portfolio Schedule

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the S&P® Index Funds, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World will vote proxies for the S&P® Index Funds in a manner that complies with these proxy voting policies and procedures.

13. Proxy Voting Record

Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNS&PINDX1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. In addition, a substantial portion of the Fund’s assets is invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2008, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

Reflecting the difficult stock market environment, the Fund posted a return of -37.92% for the six months ended December 31, 2008, compared to the -21.17% return for its Russell 2000® Value Index benchmark, the -26.12% return for the Lipper universe of small-cap value funds and the -28.96% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

The Fund’s holdings in the financials sector were the primary reason for its lagging performance relative to the Russell 2000® Value Index. Other sectors showing relative weakness included industrials, materials, information technology and energy. The weakness in these sectors more than offset the Fund’s relative strength in the consumer discretionary and utilities sectors.

KKR Financials Holdings, which was sold in December, was the primary detractor from the Fund’s performance in the financials sector, subtracting over two percentage points from the Fund’s absolute and relative performance. Three real estate investment trusts (REITs) also had a significant negative impact on the Fund’s performance in the financials sector, including DuPont Fabros Technology (0.4% of the Fund), Gramercy Capital (0.3% of the Fund) and JER Investors Trust (0.2% of the Fund). Affiliated Managers Group (1.3% of the Fund) and SVB Financial Group (1.3% of the Fund) were also among the stocks that held back returns in that sector. The negative performance of these stocks more than offset the strong performance of other Fund holdings in the financials sector, including Bank of the Ozarks (3.4% of the Fund), Tower Group (2.1% of the Fund) and Hatteras Financial (2.4% of the Fund).

General Cable (1.5% of the Fund) subtracted more than one percentage point from the Fund’s relative performance in the industrials sector, while Century Aluminum Company was the key detractor from the Fund’s relative performance in the materials sector. Century Aluminum was sold in December. Diodes (0.6% of the Fund) subtracted close to two percentage points from the Fund’s relative returns in the information technology sector, while Mariner Energy (1.0% of the Fund) and Oil States International (0.3% of the Fund) each subtracted over one percentage point from the Fund’s relative performance in the energy sector.

There were some bright spots in the performance of the Fund. The consumer discretionary sector added close to 2.5 percentage points to the Fund’s relative returns, with the greatest positive impact coming from overweights in FGX International (2.0% of the Fund), Bally Technologies (1.8% of the Fund) and Spartan Motors (1.8% of the Fund). The Fund’s relative strength in the utilities sector was due largely to the Fund’s holdings of two gas utilities, South Jersey Industries (3.2% of the Fund) and New Jersey Resources (2.6% of the Fund).

Although the Fund’s performance lagged significantly behind its Russell 2000® Value benchmark for the six months ended December 31, 2008, the earnings growth and valuation of the Fund’s holdings compared favorably with its benchmark. As of December 31, 2008, the earnings growth of the Fund’s holdings over the last 12 months was 11.8%, compared to -5.3% for the Russell 2000® Value Index. Despite the higher

iii

earnings growth, the price-to-earnings ratio (P/E) for the Fund, based on earnings over the last 12 months, was lower than the P/E for its benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000® Value Index is a capitalization-weighted index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000® Index is a capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratios

Actual
Class A	$1,000.00	$620.00	$6.82	1.67%
Class B	$1,000.00	$618.00	$9.91	2.43%
Class C	$1,000.00	$617.60	$9.87	2.42%
Class K	$1,000.00	$620.10	$6.86	1.68%
Class R	$1,000.00	$619.20	$7.88	1.93%
Class Y	$1,000.00	$620.80	$5.80	1.42%

Hypothetical
Class A	$1,000.00	$1,016.79	$8.49	1.67%
Class B	$1,000.00	$1,012.96	$12.33	2.43%
Class C	$1,000.00	$1,013.01	$12.28	2.42%
Class K	$1,000.00	$1,016.74	$8.54	1.68%
Class R	$1,000.00	$1,015.48	$9.80	1.93%
Class Y	$1,000.00	$1,018.05	$7.22	1.42%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 96.9%
Consumer Discretionary — 11.9%
Auto Components — 1.9%
832,009	Spartan Motors Inc	$3,935,403

Hotels, Restaurants & Leisure — 2.9%
163,420	Bally Technologies Inc †	3,926,982
105,270	Penn National Gaming Inc †	2,250,673

		6,177,655

Household Durables — 2.1%
305,870	Tempur-Pedic International Inc (a)	2,168,618
100,400	Tupperware Brands Corp	2,279,080

		4,447,698

Specialty Retail — 1.0%
70,710	Hibbett Sports Inc †	1,110,854
137,110	Penske Auto Group Inc	1,053,005

		2,163,859

Textiles, Apparel & Luxury Goods — 4.0%
19,590	Deckers Outdoor Corp †	1,564,653
316,120	FGX International Holdings Ltd †	4,343,489
129,290	Wolverine World Wide Inc	2,720,262

		8,628,404

Total Consumer Discretionary		25,353,019

Consumer Staples — 4.0%
Food & Staples Retailing — 2.6%
159,130	Ruddick Corp	4,399,944
47,490	Spartan Stores Inc	1,104,143

		5,504,087

Food Products — 1.0%
84,810	Flowers Foods Inc	2,065,972

Personal Products — 0.4%
36,800	Alberto-Culver Co	901,968

Total Consumer Staples		8,472,027

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 4.3%
Energy Equipment & Services — 2.6%
49,510	Core Laboratories NV	$2,963,669
32,530	Oil States International Inc †	607,986
177,110	Pason Systems Inc	2,015,711

		5,587,366

Oil, Gas & Consumable Fuels — 1.7%
50,490	Arena Resources Inc †	1,418,264
211,100	Mariner Energy Inc †	2,153,220

		3,571,484

Total Energy		9,158,850

Financials — 35.2%
Capital Markets — 1.3%
66,680	Affiliated Managers Group Inc †	2,795,226

Commercial Banks — 8.7%
16,300	Bank of Hawaii Corp	736,271
247,390	Bank of the Ozarks Inc	7,332,640
84,355	Columbia Banking System Inc	1,006,355
67,490	First Midwest Bancorp Inc	1,347,775
138,890	Glacier Bancorp Inc	2,641,688
27,000	Hancock Holding Co	1,227,420
20,300	IBERIABANK Corp	974,400
23,500	Prosperity Bancshares Inc	695,365
101,986	SVB Financial Group †	2,675,093

		18,637,007

Consumer Finance — 2.1%
101,600	Cash America International Inc	2,778,760
90,510	World Acceptance Corp †	1,788,477

		4,567,237

Insurance — 9.0%
58,000	Amerisafe Inc †	1,190,740
204,020	Aspen Insurance Holdings Ltd	4,947,485
61,830	Delphi Financial Group Inc	1,140,145
77,740	Max Capital Group Ltd	1,375,998
649,740	Meadowbrook Insurance Group Inc	4,184,326

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance (Continued)
162,060	Tower Group Inc	$4,571,713
57,850	Zenith National Insurance Corp	1,826,324

		19,236,731

Real Estate Investment Trusts (REITs) — 14.1%
29,300	Alexandria Real Estate Equities Inc	1,767,962
292,555	Anthracite Capital Inc	652,398
620,810	Ashford Hospitality Trust Inc	713,932
214,480	BioMed Realty Trust Inc	2,513,706
418,720	Capstead Mortgage Corp	4,509,614
195,270	Corporate Office Properties Trust SBI MD	5,994,789
422,160	DuPont Fabros Technology Inc	873,871
490,030	Gramercy Capital Corp	627,238
193,980	Hatteras Financial Corp	5,159,868
474,950	JER Investors Trust Inc	441,704
124,250	LaSalle Hotel Properties	1,372,962
1,079,540	NorthStar Realty Finance Corp	4,221,001
458,245	RAIT Financial Trust	1,191,437

		30,040,482

Total Financials		75,276,683

Health Care — 2.9%
Health Care Equipment & Supplies — 1.7%
99,150	West Pharmaceutical Services Inc	3,744,895

Life Sciences Tools & Services — 1.2%
38,340	Techne Corp	2,473,697

Total Health Care		6,218,592

Industrials — 15.5%
Aerospace & Defense — 0.7%
72,690	Ceradyne Inc †	1,476,334

Airlines — 0.6%
126,860	Republic Airways Holdings Inc †	1,353,596

Commercial Services & Supplies — 0.8%
342,800	Interface Inc, Class A	1,590,592

Construction & Engineering — 0.1%
7,700	Aecom Technology Corp †	236,621

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 1.9%
41,020	AZZ Inc †	$1,029,602
176,045	General Cable Corp †	3,114,236

		4,143,838

Industrial Conglomerates — 0.8%
82,900	Carlisle Cos Inc	1,716,030

Machinery — 7.0%
108,170	Actuant Corp, Class A	2,057,394
109,770	Altra Holdings Inc †	868,281
105,140	Kaydon Corp	3,611,559
49,390	Middleby Corp †	1,346,865
131,080	Oshkosh Corp	1,165,301
93,745	RBC Bearings Inc †	1,901,149
162,300	Titan Machinery Inc †	2,281,938
29,590	Valmont Industries Inc	1,815,642

		15,048,129

Marine — 0.7%
55,300	Kirby Corp †	1,513,008

Road & Rail — 2.1%
55,595	Landstar System Inc	2,136,516
83,070	Old Dominion Freight Line Inc †	2,364,172

		4,500,688

Trading Companies & Distributors — 0.8%
201,173	Rush Enterprises Inc, Class B †	1,647,607

Total Industrials		33,226,443

Information Technology — 10.7%
Communications Equipment — 2.2%
102,680	Comtech Telecommunications Corp †	4,704,798

Electronic Equipment & Instruments — 2.0%
72,280	Anixter International Inc †	2,177,074
394,610	TTM Technologies Inc †	2,055,918

		4,232,992

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Information Technology Services — 2.3%
91,100	Broadridge Financial Solutions Inc	$1,142,394
204,080	NeuStar Inc, Class A †	3,904,050

		5,046,444

Internet Software & Services — 3.6%
103,608	DealerTrack Holdings Inc †	1,231,899
115,430	Digital River Inc †	2,862,664
142,500	j2 Global Communications Inc †	2,855,700
244,750	TheStreet.com Inc	709,775

		7,660,038

Semiconductors & Semiconductor Equipment — 0.6%
223,392	Diodes Inc †	1,353,755

Total Information Technology		22,998,027

Materials — 4.0%
Chemicals — 1.9%
12,598	Flotek Industries Inc †	31,747
183,350	Koppers Holdings Inc	3,964,027

		3,995,774

Metals & Mining — 2.1%
64,686	AM Castle & Co	700,549
37,610	Haynes International Inc †	925,958
168,177	Horsehead Holding Corp †	790,432
107,350	Reliance Steel & Aluminum Co	2,140,559

		4,557,498

Total Materials		8,553,272

Utilities — 8.4%
Electric Utilities — 1.9%
93,750	ITC Holdings Corp	4,095,000

Gas Utilities — 5.8%
141,389	New Jersey Resources Corp	5,563,657
174,260	South Jersey Industries Inc	6,944,261

		12,507,918

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Multi-Utilities — 0.7%
59,290	NorthWestern Corp	$1,391,536

Total Utilities		17,994,454

TOTAL COMMON STOCKS
(Cost $283,019,910)		207,251,367

INVESTMENT COMPANY SECURITY — 3.4%
(Cost $7,145,752)
7,145,752	Institutional Money Market Fund (b)	7,145,752

TOTAL INVESTMENTS
(Cost $290,165,662)	100.3%	214,397,119
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(564,370)

NET ASSETS	100.0%	$213,832,749

†	Non-income producing security.

(a)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for written options contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Tempur-Pedic International Inc	1,000	$15.00	01/16/2009	$	—*
Tempur-Pedic International Inc	263	17.50	03/20/2009		—*

*	Fair valued security as of December 31, 2008, (see Notes to Financial Statements, Note 2). At December 31, 2008, these securities represent $0, 0.0% of net assets.

See Notes to Financial Statements.

6

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.6%	$191,605,015
Bermuda	3.0	6,323,483
British Virgin Islands	2.0	4,343,489
Netherlands	1.4	2,963,669
Canada	0.9	2,015,711

TOTAL COMMON STOCKS	96.9	207,251,367

INVESTMENT COMPANY SECURITY	3.4	7,145,752

TOTAL INVESTMENTS	100.3	214,397,119

OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(564,370)

NET ASSETS	100.0%	$213,832,749

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $283,019,910)	$207,251,367
Securities of affiliated company (cost — $7,145,752)	7,145,752

Total Investments	214,397,119
Dividends receivable	1,154,391
Receivable for investment securities sold	692,737
Receivable for Fund shares sold	337,654
Prepaid expenses and other assets	42,910

Total Assets	216,624,811

LIABILITIES:
Payable for investment securities purchased	639,370
Payable for Fund shares redeemed	1,718,051
Transfer agency/record keeping fees payable	215,341
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	52,723
Trustees’ fees and expenses payable	47,834
Administration fees payable	24,497
Investment advisory fees payable	4,282
Shareholder servicing fees payable — Class K Shares	2,998
Options written, at value (premium received $304,340)	—
Accrued expenses and other payables	86,966

Total Liabilities	2,792,062

NET ASSETS	$213,832,749

Investments, at cost	$290,165,662

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$2,946,558
Accumulated net realized loss on investments sold	(101,341,538)
Net unrealized depreciation of investments	(75,463,895)
Paid-in capital	387,691,624

$213,832,749

NET ASSETS:
Class A Shares	$85,927,683

Class B Shares	$12,067,934

Class C Shares	$31,400,515

Class K Shares	$14,056,588

Class R Shares	$1,551,567

Class Y Shares	$68,828,462

SHARES OUTSTANDING:
Class A Shares	7,076,817

Class B Shares	1,044,407

Class C Shares	2,728,631

Class K Shares	1,159,158

Class R Shares	128,314

Class Y Shares	5,623,726

CLASS A SHARES:
Net asset value and redemption price per share	$12.14

Maximum sales charge	5.50%
Maximum offering price per share	$12.85

CLASS B SHARES:
Net asset value and offering price per share*	$11.55

CLASS C SHARES:
Net asset value and offering price per share*	$11.51

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.13

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.09

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.24

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$257
Dividends on securities of unaffiliated companies (a)	5,321,002
Dividends on securities of affiliated company	22,086
Securities lending, net of borrower rebates	464,820

Total Investment Income	5,808,165

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	158,541
Class B Shares	87,556
Class C Shares	240,016
Class R Shares	4,499
Shareholder servicing fees:
Class K Shares	25,014
Investment advisory fees	1,218,315
Transfer agency/record keeping fees	597,447
Administration fees	214,794
Custody fees	125,817
Registration and filing fees	42,283
Legal and audit fees	26,787
Trustees’ fees and expenses	13,566
Other	70,914

Total Expenses	2,825,549

NET INVESTMENT INCOME	2,982,616

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(103,356,974)
Foreign currency-related transactions	(2,516)
Net change in unrealized appreciation/(depreciation) of:
Securities	(56,067,647)
Options written	304,340
Foreign currency-related transactions	395

Net realized and unrealized loss on investments	(159,122,402)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(156,139,786)

(a)	Net of foreign withholding taxes of $12,883.

See Notes to Financial Statements.

10

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$2,982,616	$8,148,903
Net realized gain/(loss) from security and foreign currency-related transactions	(103,359,490)	46,823,487
Net change in net unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	(55,762,912)	(292,662,410)

Net decrease in net assets resulting from operations	(156,139,786)	(237,690,020)
Dividends to shareholders from net investment income:
Class A Shares	(1,767,966)	(3,839,990)
Class B Shares	(178,250)	(160,076)
Class C Shares	(486,890)	(517,139)
Class K Shares	(285,415)	(414,257)
Class R Shares	(21,906)	(56,898)
Class Y Shares	(1,653,254)	(4,286,504)
Distributions to shareholders from net realized gains:
Class A Shares	(5,620,618)	(26,141,438)
Class B Shares	(820,553)	(3,242,135)
Class C Shares	(2,241,340)	(10,557,927)
Class K Shares	(907,375)	(2,821,767)
Class R Shares	(77,639)	(497,505)
Class Y Shares	(4,765,186)	(24,087,238)
Net decrease in net assets from Fund share transactions:
Class A Shares	(26,241,238)	(123,316,486)
Class B Shares	(2,258,801)	(10,401,801)
Class C Shares	(10,352,431)	(51,734,006)
Class K Shares	(2,221,449)	(4,365,239)
Class R Shares	(137,579)	(1,767,516)
Class Y Shares	(102,759,944)	(7,949,683)
Short-term trading fees	12,900	15,302

Net decrease in net assets	(318,924,720)	(513,832,323)
NET ASSETS:
Beginning of period	532,757,469	1,046,589,792

End of period	$213,832,749	$532,757,469

Undistributed net investment income	$2,946,558	$4,357,623

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$20,084,204	$60,759,358
Issued as reinvestment of dividends and distributions	5,568,750	22,032,140
Redeemed	(51,894,192)	(206,107,984)

Net decrease	$(26,241,238)	$(123,316,486)

Class B Shares:
Sold	$354,097	$1,422,385
Issued as reinvestment of dividends and distributions	743,306	2,416,310
Redeemed*	(3,356,204)	(14,240,496)

Net decrease	$(2,258,801)	$(10,401,801)

Class C Shares:
Sold	$1,339,511	$8,272,956
Issued as reinvestment of dividends and distributions	1,736,608	6,793,418
Redeemed	(13,428,550)	(66,800,380)

Net decrease	$(10,352,431)	$(51,734,006)

Class K Shares:
Sold	$2,669,814	$8,673,767
Issued as reinvestment of dividends and distributions	297,225	934,449
Redeemed	(5,188,488)	(13,973,455)

Net decrease	$(2,221,449)	$(4,365,239)

Class R Shares:
Sold	$354,211	$2,044,782
Issued as reinvestment of dividends and distributions	60,994	477,871
Redeemed	(552,784)	(4,290,169)

Net decrease	$(137,579)	$(1,767,516)

Class Y Shares:
Sold	$15,812,493	$52,195,268
Issued as reinvestment of dividends and distributions	6,038,404	25,868,658
Redeemed	(124,610,841)	(86,013,609)

Net decrease	$(102,759,944)	$(7,949,683)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	1,431,451	2,440,563
Issued as reinvestment of dividends and distributions	305,807	834,266
Redeemed	(3,289,090)	(8,301,575)

Net decrease	(1,551,832)	(5,026,746)

Class B Shares:
Sold	22,955	57,420
Issued as reinvestment of dividends and distributions	42,817	95,944
Redeemed*	(225,764)	(590,718)

Net decrease	(159,992)	(437,354)

Class C Shares:
Sold	87,450	332,879
Issued as reinvestment of dividends and distributions	100,440	270,312
Redeemed	(898,207)	(2,788,162)

Net decrease	(710,317)	(2,184,971)

Class K Shares:
Sold	194,697	367,700
Issued as reinvestment of dividends and distributions	16,349	35,568
Redeemed	(351,086)	(548,298)

Net decrease	(140,040)	(145,030)

Class R Shares:
Sold	24,850	77,128
Issued as reinvestment of dividends and distributions	3,362	18,256
Redeemed	(27,789)	(175,395)

Net increase/(decrease)	423	(80,011)

Class Y Shares:
Sold	1,140,864	2,127,455
Issued as reinvestment of dividends and distributions	329,247	978,203
Redeemed	(7,120,272)	(3,392,237)

Net decrease	(5,650,161)	(286,579)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$20.62		$30.89	$29.25	$26.52		$23.12	$16.84

Income/(loss) from investment operations:
Net investment income/(loss)	0.16		0.28	0.28	0.25		0.20	0.07
Net realized and unrealized gain/(loss) on investments	(7.68)		(8.03)	2.32	3.42		3.80	6.21

Total from investment operations	(7.52)		(7.75)	2.60	3.67		4.00	6.28

Less distributions:
Dividends from net investment income	(0.23)		(0.32)	(0.22)	(0.17)		(0.11)	—
Distributions from net realized gains	(0.73)		(2.20)	(0.74)	(0.77)		(0.49)	—

Total distributions	(0.96)		(2.52)	(0.96)	(0.94)		(0.60)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.00	(c)	—	—

Net asset value, end of period	$12.14		$20.62	$30.89	$29.25		$26.52	$23.12

Total return(e)	(38.00)%		(26.68)%	9.26%	14.10	%(d)	17.67%	37.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$85,928		$177,964	$421,762	$522,111		$406,154	$76,498
Ratio of operating expenses to average net assets	1.67	%(f)	1.34%	1.36%	1.34%		1.33%	1.39%
Ratio of net investment income/(loss) to average net assets	1.96	%(f)	1.09%	0.98%	0.88%		0.78%	0.33%
Portfolio turnover rate	36%		32%	29%	36%		26%	43%
Ratio of operating expenses to average net assets without expense waivers	1.67	%(f)	1.34%	1.36%	1.34%		1.33%	1.39%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	The voluntary contribution from the Advisor had no impact on total return.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$19.67		$29.57	$28.09	$25.60		$22.41	$16.45

0.10		0.09	0.06	0.04		0.01	(0.09)

(7.33)		(7.68)	2.22	3.30		3.67	6.05

(7.23)		(7.59)	2.28	3.34		3.68	5.96

(0.16)		(0.11)	(0.06)	(0.08)		—	—

(0.73)		(2.20)	(0.74)	(0.77)		(0.49)	—

(0.89)		(2.31)	(0.80)	(0.85)		(0.49)	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.00	(c)	—	—

$11.55		$19.67	$29.57	$28.09		$25.60	$22.41

(38.20)%		(27.22)%	8.42%	13.30	%(d)	16.76%	36.23%

$12,068		$23,691	$48,545	$59,410		$70,013	$49,204

2.43	%(f)	2.09%	2.11%	2.09%		2.08%	2.14%

1.23	%(f)	0.37%	0.22%	0.13%		0.05%	(0.42)%
36%		32%	29%	36%		26%	43%

2.43	%(f)	2.09%	2.11%	2.09%		2.08%	2.14%

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$19.60		$29.47	$28.00	$25.53		$22.34	$16.40

Income/(loss) from investment operations:
Net investment income/(loss)	0.09		0.08	0.06	0.04		0.01	(0.09)
Net realized and unrealized gain/(loss) on investments	(7.29)		(7.64)	2.21	3.28		3.67	6.03

Total from investment operations	(7.20)		(7.56)	2.27	3.32		3.68	5.94

Less distributions:
Dividends from net investment income	(0.16)		(0.11)	(0.06)	(0.08)		—	—
Distributions from net realized gains	(0.73)		(2.20)	(0.74)	(0.77)		(0.49)	—

Total distributions	(0.89)		(2.31)	(0.80)	(0.85)		(0.49)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.00	(c)	—	—

Net asset value, end of period	$11.51		$19.60	$29.47	$28.00		$25.53	$22.34

Total return(e)	(38.24)%		(27.21)%	8.45%	13.26	%(d)	16.76%	36.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,401		$67,399	$165,732	$198,336		$177,709	$43,699
Ratio of operating expenses to average net assets	2.42	%(f)	2.09%	2.11%	2.09%		2.08%	2.14%
Ratio of net investment income/(loss) to average net assets	1.20	%(f)	0.32%	0.22%	0.13%		0.04%	(0.42)%
Portfolio turnover rate	36%		32%	29%	36%		26%	43%
Ratio of operating expenses to average net assets without expense reimbursements	2.42	%(f)	2.09%	2.11%	2.09%		2.08%	2.14%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	The voluntary contribution from the Advisor had no impact on total return.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$20.60		$30.85	$29.22	$26.49		$23.10	$16.83

0.16		0.29	0.29	0.25		0.19	0.07

(7.67)		(8.02)	2.30	3.42		3.80	6.20

(7.51)		(7.73)	2.59	3.67		3.99	6.27

(0.23)		(0.32)	(0.22)	(0.17)		(0.11)	—

(0.73)		(2.20)	(0.74)	(0.77)		(0.49)	—

(0.96)		(2.52)	(0.96)	(0.94)		(0.60)	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.00	(c)	—	—

$12.13		$20.60	$30.85	$29.22		$26.49	$23.10

(37.99)%		(26.65)%	9.24%	14.12	%(d)	17.64%	37.25%

$14,057		$26,762	$44,558	$59,622		$58,248	$47,561

1.68	%(f)	1.34%	1.36%	1.34%		1.33%	1.39%

2.00	%(f)	1.16%	0.98%	0.88%		0.80%	0.33%
36%		32%	29%	36%		26%	43%

1.68	%(f)	1.34%	1.36%	1.34%		1.33%	1.39%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year		Period
	12/31/08(b)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$20.54		$30.77	$29.15	$26.44		$22.52

Income/(loss) from investment operations:
Net investment income	0.15		0.24	0.21	0.18		0.09
Net realized and unrealized gain/(loss) on investments	(7.66)		(8.02)	2.30	3.41		4.44

Total from investment operations	(7.51)		(7.78)	2.51	3.59		4.53

Less distributions:
Dividends from net investment income	(0.21)		(0.25)	(0.15)	(0.11)		(0.12)
Distributions from net realized gains	(0.73)		(2.20)	(0.74)	(0.77)		(0.49)

Total distributions	(0.94)		(2.45)	(0.89)	(0.88)		(0.61)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	(0.00	)(c)

Voluntary contribution from Advisor	—		—	—	0.00	(c)	—

Net asset value, end of period	$12.09		$20.54	$30.77	$29.15		$26.44

Total return(e)	(38.08)%		(26.85)%	8.95%	13.83	%(d)	20.48%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,552		$2,627	$6,398	$8,708		$5,069
Ratio of operating expenses to average net assets	1.93	%(f)	1.59%	1.61%	1.60%		1.75	%(f)
Ratio of net investment income to average net assets	1.85	%(f)	0.94%	0.74%	0.65%		0.37	%(f)
Portfolio turnover rate	36%		32%	29%	36%		26%
Ratio of operating expenses to average net assets without expense reimbursements	1.93	%(f)	1.59%	1.61%	1.60%		1.75	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	The voluntary contribution from the Advisor had no impact on total return.

(e)	Total return represents aggregate total return for the period indicated.

(f)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$20.78		$31.11	$29.45	$26.69		$23.27	$16.92

0.17		0.37	0.36	0.32		0.26	0.12
(7.73)		(8.11)	2.33	3.45		3.83	6.24

(7.56)		(7.74)	2.69	3.77		4.09	6.36

(0.25)		(0.39)	(0.29)	(0.24)		(0.18)	(0.01)
(0.73)		(2.20)	(0.74)	(0.77)		(0.49)	—

(0.98)		(2.59)	(1.03)	(1.01)		(0.67)	(0.01)

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.00	(c)	—	—

$12.24		$20.78	$31.11	$29.45		$26.69	$23.27

(37.92)%		(26.50)%	9.54%	14.41	%(d)	17.93%	37.62%

$68,828		$234,313	$359,595	$371,799		$332,125	$190,411

1.42	%(f)	1.08%	1.11%	1.09%		1.08%	1.14%

2.03	%(f)	1.45%	1.23%	1.13%		1.04%	0.58%
36%		32%	29%	36%		26%	43%

1.42	%(f)	1.08%	1.11%	1.09%		1.08%	1.14%

See Notes to Financial Statements.

19

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20

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and options contracts that trade on an exchange are generally valued at the last quoted sale

21

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Lacking any sales, equity securities (other than depositary receipts) and options contracts may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments in securities and other financial instruments as of December 31, 2008:

	Investments in	Other Financial
	Securities	Instruments*

Valuation Inputs
Level 1 — Quoted Prices	$214,397,119	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	— **

Total	$214,397,119	$—

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Investments in	Other Financial
	Securities	Instruments*

Balance as of 6/30/2008	$1,045,400	$—
Transfers in and/or out of Level 3	—	304,340
Net purchases/(sales)	(7,048)	—
Accrued discounts/(premiums)	—	—
Realized gain/(loss)	(5,742,652)	—
Change in unrealized appreciation/(depreciation)	4,704,300	(304,340)

Balance as of 12/31/2008	$—	$—

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options, foreign currency contracts and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

**	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on

23

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of

24

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the underlying security in determining whether the Fund has realized a gain or loss.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended December 31, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which was retained by the Fund, was

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $214,794 before payment of sub-administration fees and $142,976 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1322% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,298 in advisory fees before waivers and expense reimbursements ($252 after waivers and expense reimbursements) and $967 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/ or Nominating Committee) also receives an annual retainer of $6,000 for such

27

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $121,487,604 and $267,050,517, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,810,311, aggregate gross unrealized depreciation for all securities for

28

Munder Small-Cap Value Fund
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

which there was an excess of financial reporting cost over value was $94,578,854 and net depreciation for financial reporting purposes was $75,768,543. At December 31, 2008, aggregate cost for financial reporting purposes was $290,165,662.

For the period ended December 31, 2008, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	0	$0
Written during the period	1,263	304,340
Expired during the period	0	0

Balance at end of period	1,263	$304,340

6.	Affiliated Company Securities

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
Affiliated Company	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$19,455,725	$34,097,017	34,097,017	$46,406,990	46,406,990	$7,145,752	$22,086	$—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the Federal Funds Rate plus 0.50% and (b) the Overnight LIBOR Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the Federal Funds Rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit.

29

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

For the period ended December 31, 2008, total commitment fees for the Fund were $2,348.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$17,149	$(17,149)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2008 and June 30, 2007 was as follows:

		Long-Term
	Ordinary Income	Capital Gain	Total

June 30, 2008	$9,274,864	$67,348,010	$76,622,874
June 30, 2007	15,983,748	22,379,778	38,363,526

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary Income	Long-Term Gain	Depreciation	Total

$4,392,211	$14,431,240	$(17,681,560)	$1,141,891

30

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The differences between book and tax distributable earnings were primarily due to dividends payable, wash sales, real estate investment trust basis adjustments, partnership basis adjustments and deferred trustees’ fees.

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Small-Mid Cap Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

By the time you receive this Semi-Annual Report, we will have announced that the Munder Funds Board of Trustees has approved the merger of the Munder Small-Mid Cap Fund into the Munder Mid-Cap Core Growth Fund, which is expected to occur on March 27, 2009.

As a result of the merger, Munder Small-Mid Cap Fund shareholders will gain economies of scale from the combination of two funds with similar investment strategies and investments. As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

On the following pages, you will find information relating to your investment in the Munder Small-Mid Cap Fund. The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

We again want to thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2008, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong and Robert Crosby

Reflecting the negative environment that characterized the stock market during the last half of 2008, the Fund generated a return of -40.76% for the six months ended December 31, 2008, relative to the -31.29% return for the S&P 1000® Index and the -39.53% median return for the Lipper universe of mid-cap growth funds.

In relative terms, the Fund’s strength in the energy and materials sectors was not enough to overcome the weakness of the financials, industrials, information technology and consumer staples sectors. As a result, the Fund lagged its S&P 1000® benchmark for the six months ended December 31, 2008.

Relative strength in the energy sector came primarily from good stock selection, which more than offset the negative impact of an overweight in the sector. Positive stock selection was largely due to the avoidance of a number of the weakest holdings represented in the energy sector of the Fund’s S&P 1000® benchmark. In the materials sector, an overweight in Compass Minerals International (0.8% of the Fund), along with the lack of holdings of Cliffs Natural Resources and Steel Dynamics, contributed to the Fund’s relative strength in the sector.

The financials sector was a key contributor to the Fund’s relative underperformance. Among the primary detractors from the Fund’s relative strength in the sector were Assurant (1.0% of the Fund), Gramercy Capital, Affiliated Managers Group and KKR Financial Holdings. Gramercy Capital was eliminated from the Fund in November and the positions in Affiliated Managers Group and KKR Financial Holdings were sold in December. The weak performance of these stocks more than offset the strong performance of other holdings in the sector, including Annaly Capital Management (2.3% of the Fund), HDFC Bank (0.7% of the Fund) and Signature Bank (1.9% of the Fund).

In the industrials sector, General Cable (0.5% of the Fund) had the largest negative impact on the Fund’s relative performance. Overweights in Kansas City Southern (0.7% of the Fund), Interface (0.2% of the Fund) and McDermott International were also among the key contributors to the relative weakness of the sector. McDermott International was sold in September.

Diodes and CommScope were the two stocks that drove the Fund’s relative underperformance in the information technology sector. Both stocks were eliminated from the Fund in December. Central European Distribution (1.0% of the Fund) was the only Fund holding with significant relative weakness in the consumer staples sector. It subtracted more than one percentage point from the Fund’s relative performance in the sector, and offset the performance of Church & Dwight (1.2% of the Fund), a consumer staples holding with good relative performance.

iii

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$591.30	$5.82	1.45%
Class B	$1,000.00	$589.80	$8.82	2.20%
Class C	$1,000.00	$589.80	$8.82	2.20%
Class K	$1,000.00	$591.80	$5.82	1.45%
Class R	$1,000.00	$590.70	$6.82	1.70%
Class Y	$1,000.00	$592.40	$4.82	1.20%

Hypothetical
Class A	$1,000.00	$1,017.90	$7.37	1.45%
Class B	$1,000.00	$1,014.12	$11.17	2.20%
Class C	$1,000.00	$1,014.12	$11.17	2.20%
Class K	$1,000.00	$1,017.90	$7.37	1.45%
Class R	$1,000.00	$1,016.64	$8.64	1.70%
Class Y	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 95.2%
Consumer Discretionary — 12.6%
Distributors — 2.5%
3,625	Genuine Parts Co	$137,243
21,925	LKQ Corp †	255,645

		392,888

Diversified Consumer Services — 0.9%
2,475	New Oriental Education & Technology Group, ADR †	135,902

Hotels, Restaurants & Leisure — 1.0%
6,650	Bally Technologies Inc †	159,800

Household Durables — 1.5%
4,300	Snap-On Inc	169,334
2,950	Tupperware Brands Corp	66,965

		236,299

Media — 0.5%
2,412	Discovery Communications Inc, Class A †	34,154
2,462	Discovery Communications Inc, Class C †	32,966

		67,120

Specialty Retail — 5.0%
9,150	Aaron Rents Inc	243,573
6,420	GameStop Corp, Class A †	139,057
4,300	Guess? Inc	66,005
10,700	O’Reilly Automotive Inc †	328,918

		777,553

Textiles, Apparel & Luxury Goods — 1.2%
6,650	Gildan Activewear Inc †	78,204
5,225	Wolverine World Wide Inc	109,934

		188,138

Total Consumer Discretionary		1,957,700

Consumer Staples — 4.5%
Beverages — 1.0%
7,900	Central European Distribution Corp †	155,630

See Notes to Financial Statements.

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Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products — 2.3%
8,825	Flowers Foods Inc	$214,977
3,175	JM Smucker Co/The	137,668

		352,645

Household Products — 1.2%
3,350	Church & Dwight Co Inc	188,002

Total Consumer Staples		696,277

Energy — 7.8%
Energy Equipment & Services — 4.8%
2,925	Core Laboratories NV	175,090
7,450	IHS Inc, Class A †	278,779
4,475	Oceaneering International Inc †	130,402
8,655	Oil States International Inc †	161,762

		746,033

Oil, Gas & Consumable Fuels — 3.0%
3,150	Arena Resources Inc †	88,484
6,375	Atlas America Inc	94,669
2,750	Enbridge Inc	89,292
7,035	Southwestern Energy Co †	203,804

		476,249

Total Energy		1,222,282

Financials — 15.4%
Capital Markets — 2.6%
535	BlackRock Inc	71,770
10,700	Eaton Vance Corp	224,807
7,175	TD Ameritrade Holding Corp †	102,244

		398,821

Commercial Banks — 3.4%
1,500	HDFC Bank Ltd, ADR	107,070
2,200	M&T Bank Corp	126,302
10,100	Signature Bank †	289,769

		523,141

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 1.9%
4,975	Assurant Inc	$149,250
8,052	Delphi Financial Group Inc	148,479

		297,729

Real Estate Investment Trusts (REITs) — 6.7%
2,625	Alexandria Real Estate Equities Inc	158,392
22,800	Annaly Capital Management Inc	361,836
6,025	Corporate Office Properties Trust	184,967
3,175	Digital Realty Trust Inc	104,299
2,375	Essex Property Trust Inc	182,281
5,215	LaSalle Hotel Properties	57,626

		1,049,401

Thrifts & Mortgage Finance — 0.8%
10,700	New York Community Bancorp Inc	127,972

Total Financials		2,397,064

Health Care — 10.7%
Biotechnology — 2.2%
13,775	BioMarin Pharmaceutical Inc †	245,195
9,875	Cepheid Inc †	102,503

		347,698

Health Care Equipment & Supplies — 3.7%
4,000	Haemonetics Corp †	226,000
5,510	Hologic Inc †	72,016
7,450	West Pharmaceutical Services Inc	281,386

		579,402

Health Care Providers & Services — 4.4%
1,075	DaVita Inc †	53,288
1,075	Express Scripts Inc †	59,104
5,240	Laboratory Corp of America Holdings †	337,508
8,190	Psychiatric Solutions Inc †	228,091

		677,991

See Notes to Financial Statements.

3

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services — 0.4%
1,000	Techne Corp	$64,520

Total Health Care		1,669,611

Industrials — 14.6%
Aerospace & Defense — 0.8%
1,780	L-3 Communications Holdings Inc	131,328

Commercial Services & Supplies — 4.6%
14,550	Corrections Corp of America †	238,038
5,900	Interface Inc, Class A	27,376
12,475	Ritchie Bros Auctioneers Inc	267,215
3,475	Stericycle Inc †	180,978

		713,607

Construction & Engineering — 1.1%
4,025	URS Corp †	164,099

Electrical Equipment — 1.0%
5,100	American Superconductor Corp †	83,181
4,450	General Cable Corp †	78,721

		161,902

Machinery — 4.3%
1,800	Flowserve Corp	92,700
2,150	Kaydon Corp	73,853
2,750	Lincoln Electric Holdings Inc	140,057
11,225	RBC Bearings Inc †	227,643
2,100	Valmont Industries Inc	128,856

		663,109

Professional Services — 0.5%
12,150	Hill International Inc †	85,536

Road & Rail — 2.3%
5,750	Kansas City Southern †	109,537
6,325	Landstar System Inc	243,070

		352,607

Total Industrials		2,272,188

See Notes to Financial Statements.

4

Shares		Value

Information Technology — 14.5%
Communications Equipment — 1.5%
5,200	Comtech Telecommunications Corp †	$238,264

Computers & Peripherals — 0.7%
7,130	Logitech International SA †	111,085

Electronic Equipment & Instruments — 1.7%
4,225	Itron Inc †	269,302

Information Technology Services — 4.0%
12,560	Cognizant Technology Solutions Corp, Class A †	226,834
5,000	Fiserv Inc †	181,850
9,750	NeuStar Inc, Class A †	186,517
1,925	Satyam Computer Services Ltd, ADR	17,402

		612,603

Internet Software & Services — 1.0%
3,450	Akamai Technologies Inc †	52,061
9,125	DealerTrack Holdings Inc †	108,496

		160,557

Software — 5.6%
8,700	Check Point Software Technologies †	165,213
6,175	McAfee Inc †	213,469
7,175	Micros Systems Inc †	117,096
8,350	Solera Holdings Inc †	201,235
6,675	Sybase Inc †	165,340

		862,353

Total Information Technology		2,254,164

Materials — 5.2%
Chemicals — 4.1%
9,275	Airgas Inc	361,632
2,750	FMC Corp	123,008
7,150	Koppers Holdings Inc	154,583

		639,223

See Notes to Financial Statements.

5

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 1.1%
2,200	Compass Minerals International Inc	$129,052
2,400	Reliance Steel & Aluminum Co	47,856

		176,908

Total Materials		816,131

Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
7,550	American Tower Corp, Class A †	221,366
6,950	NII Holdings Inc †	126,351

		347,717

Utilities — 7.7%
Electric Utilities — 3.1%
6,725	ITC Holdings Corp	293,748
7,575	Northeast Utilities	182,255

		476,003

Gas Utilities — 1.5%
7,215	Equitable Resources Inc	242,063

Multi-Utilities — 3.1%
9,100	NorthWestern Corp	213,577
6,375	Wisconsin Energy Corp	267,622

		481,199

Total Utilities		1,199,265

TOTAL COMMON STOCKS
(Cost $18,620,865)		14,832,399

INVESTMENT COMPANY SECURITIES — 5.8%
594,496	Institutional Money Market Fund (a)	594,496
2,200	iShares S&P® SmallCap 600 Index Fund	96,800
2,100	Midcap SPDRtm Trust, Series 1	204,036

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $873,097)		895,332

See Notes to Financial Statements.

6

		Value

TOTAL INVESTMENTS
(Cost $19,493,962)	101.0%	$15,727,731
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(150,905)

NET ASSETS	100.0%	$15,576,826

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.9%	$13,685,925
Canada	2.8	434,711
Netherlands	1.1	175,091
Israel	1.0	165,213
China	0.9	135,902
India	0.8	124,472
Switzerland	0.7	111,085

TOTAL COMMON STOCKS	95.2	14,832,399
INVESTMENT COMPANY SECURITIES	5.8	895,332

TOTAL INVESTMENTS	101.0	15,727,731
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(150,905)

NET ASSETS	100.0%	$15,576,826

See Notes to Financial Statements.

7

Munder Small-Mid Cap Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $18,899,466)	$15,133,235
Securities of affiliated company (cost — $594,496)	594,496

Total Investments	15,727,731
Dividends receivable	27,497
Receivable from Advisor	31,613
Receivable for investment securities sold	28,451
Receivable for Fund shares sold	159,838
Prepaid expenses and other assets	14,552

Total Assets	15,989,682

LIABILITIES:
Payable for investment securities purchased	221,725
Payable for Fund shares redeemed	86,742
Trustees’ fees and expenses payable	29,552
Transfer agency/record keeping fees payable	14,710
Investment advisory fees payable	8,875
Administration fees payable	7,499
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	3,963
Custody fees payable	875
Shareholder servicing fees payable — Class K Shares	5
Accrued expenses and other payables	38,910

Total Liabilities	412,856

NET ASSETS	$15,576,826

Investments, at cost	$19,493,962

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(44,274)
Accumulated net realized loss on investments sold	(4,914,008)
Net unrealized depreciation of investments	(3,766,231)
Paid-in capital	24,301,339

$15,576,826

NET ASSETS:
Class A Shares	$4,842,636

Class B Shares	$866,978

Class C Shares	$3,240,513

Class K Shares	$22,568

Class R Shares	$251,342

Class Y Shares	$6,352,789

SHARES OUTSTANDING:
Class A Shares	714,837

Class B Shares	131,443

Class C Shares	491,233

Class K Shares	3,333

Class R Shares	37,453

Class Y Shares	930,054

CLASS A SHARES:
Net asset value and redemption price per share	$6.77

Maximum sales charge	5.50%
Maximum offering price per share	$7.16

CLASS B SHARES:
Net asset value and offering price per share*	$6.60

CLASS C SHARES:
Net asset value and offering price per share*	$6.60

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$6.77

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$6.71

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$6.83

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Mid Cap Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$120,319
Dividends on securities of affiliated company	2,110

Total Investment Income	122,429

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	8,082
Class B Shares	5,779
Class C Shares	16,607
Class R Shares	674
Shareholder servicing fees:
Class K Shares	37
Investment advisory fees	73,352
Administration fees	44,508
Registration and filing fees	36,363
Transfer agency/record keeping fees	30,115
Legal and audit fees	23,824
Custody fees	23,715
Printing and mailing fees	18,833
Trustees’ fees and expenses	15,098
Other	6,791

Total Expenses	303,778
Expenses reimbursed by Advisor	(155,239)

Net Expenses	148,539

NET INVESTMENT LOSS	(26,110)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions	(3,635,565)
Foreign currency-related transactions	(9)
Net change in unrealized appreciation/(depreciation) of securities	(6,687,193)

Net realized and unrealized loss on investments	(10,322,767)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,348,877)

(a)	Net of foreign withholding taxes of $1,075.

See Notes to Financial Statements.

10

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008(a)	Year Ended
	(Unaudited)	June 30, 2008(a)

Net investment loss	$(26,110)	$(188,777)
Net realized loss from security and foreign currency-related transactions	(3,635,574)	(301,066)
Net change in net unrealized appreciation/(depreciation) of securities	(6,687,193)	(3,488,281)

Net decrease in net assets resulting from operations	(10,348,877)	(3,978,124)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(691,279)	(1,898,310)
Class B Shares	(69,215)	349,036
Class C Shares	330,832	(620,885)
Class R Shares	43,178	(20,175)
Class Y Shares	269,316	1,808,495
Short-term trading fees	40	118

Net decrease in net assets	(10,466,005)	(4,359,845)
NET ASSETS:
Beginning of period	26,042,831	30,402,676

End of period	$15,576,826	$26,042,831

Accumulated net investment loss	$(44,274)	$(18,164)

(a)	For the period ended December 31, 2008 and the year ended June 30, 2008 there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

11

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008(a)	Year Ended
	(Unaudited)	June 30, 2008(a)

Amount
Class A Shares:
Sold	$2,124,484	$2,265,201
Redeemed	(2,815,763)	(4,163,511)

Net decrease	$(691,279)	$(1,898,310)

Class B Shares:
Sold	$35,757	$499,818
Redeemed	(104,972)	(150,782)

Net increase/(decrease)	$(69,215)	$349,036

Class C Shares:
Sold	$1,344,200	$676,749
Redeemed	(1,013,368)	(1,297,634)

Net increase/(decrease)	$330,832	$(620,885)

Class R Shares:
Sold	$61,471	$68,777
Redeemed	(18,293)	(88,952)

Net increase/(decrease)	$43,178	$(20,175)

Class Y Shares:
Sold	$747,715	$2,398,914
Redeemed	(478,399)	(590,419)

Net increase	$269,316	$1,808,495

(a)	For the period ended December 31, 2008 and the year ended June 30, 2008 there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2008(a)	Year Ended
	(Unaudited)	June 30, 2008(a)

Shares
Class A Shares:
Sold	304,940	180,840
Redeemed	(374,184)	(339,889)

Net decrease	(69,244)	(159,049)

Class B Shares:
Sold	4,717	41,288
Redeemed	(12,044)	(12,952)

Net increase/(decrease)	(7,327)	28,336

Class C Shares:
Sold	212,126	54,505
Redeemed	(128,566)	(107,398)

Net increase/(decrease)	83,560	(52,893)

Class R Shares:
Sold	9,289	5,717
Redeemed	(1,883)	(7,118)

Net increase/(decrease)	7,406	(1,401)

Class Y Shares:
Sold	87,284	193,686
Redeemed	(74,188)	(47,540)

Net increase	13,096	146,146

(a)	For the period ended December 31, 2008 and the year ended June 30, 2008 there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

13

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$11.45		$13.14	$10.96	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.07)	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	(4.67)		(1.62)	2.23	1.01

Total from investment operations	(4.68)		(1.69)	2.18	0.96

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$6.77		$11.45	$13.14	$10.96

Total return(d)	(40.87)%		(12.86)%	19.89%	9.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,843		$8,977	$12,390	$12,405
Ratio of operating expenses to average net assets	1.45	%(e)	1.45%	1.45%	1.45%
Ratio of net investment loss to average net assets	(0.22	)%(e)	(0.59)%	(0.47)%	(0.43)%
Portfolio turnover rate	43%		71%	75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	3.04	%(e)	2.42%	2.58%	5.48%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year
12/31/08(b)		Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)

$11.19		$12.94	$10.88	$10.00

(0.04)		(0.16)	(0.14)	(0.13)
(4.55)		(1.59)	2.20	1.01

(4.59)		(1.75)	2.06	0.88

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

$6.60		$11.19	$12.94	$10.88

(41.02)%		(13.52)%	18.93%	8.80%

$867		$1,553	$1,429	$1,037
2.20	%(e)	2.20%	2.20%	2.20%
(0.96	)%(e)	(1.31)%	(1.22)%	(1.18)%
43%		71%	75%	81%

3.79	%(e)	3.19%	3.31%	6.23%

See Notes to Financial Statements.

15

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares
	Period Ended		Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$11.19		$12.94	$10.88	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.16)	(0.14)	(0.13)
Net realized and unrealized gain/(loss) on investments	(4.55)		(1.59)	2.20	1.01

Total from investment operations	(4.59)		(1.75)	2.06	0.88

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$6.60		$11.19	$12.94	$10.88

Total return(d)	(41.02)%		(13.52)%	18.93%	8.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,241		$4,562	$5,959	$5,127
Ratio of operating expenses to average net assets	2.20	%(e)	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets	(0.92	)%(e)	(1.33)%	(1.22)%	(1.18)%
Portfolio turnover rate	43%		71%	75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	3.79	%(e)	3.18%	3.32%	6.23%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year
12/31/08(b)		Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)

$11.44		$13.13	$10.96	$10.00

(0.01)		(0.07)	(0.05)	(0.05)
(4.66)		(1.62)	2.22	1.01

(4.67)		(1.69)	2.17	0.96

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

$6.77		$11.44	$13.13	$10.96

(40.82)%		(12.87)%	19.80%	9.60%

$23		$38	$44	$37
1.45	%(e)	1.45%	1.45%	1.45%
(0.20	)%(e)	(0.56)%	(0.47)%	(0.43)%
43%		71%	75%	81%

3.04	%(e)	2.42%	2.56%	5.48%

See Notes to Financial Statements.

17

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares
	Period Ended		Year	Year	Year
	12/31/08(b)		Ended	Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$11.36		$13.06	$10.93	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.10)	(0.09)	(0.07)
Net realized and unrealized gain/(loss) on investments	(4.63)		(1.60)	2.22	1.00

Total from investment operations	(4.65)		(1.70)	2.13	0.93

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$6.71		$11.36	$13.06	$10.93

Total return(d)	(40.93)%		(13.02)%	19.49%	9.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$251		$341	$411	$57
Ratio of operating expenses to average net assets	1.70	%(e)	1.70%	1.70%	1.70%
Ratio of net investment loss to average net assets	(0.41	)%(e)	(0.82)%	(0.72)%	(0.68)%
Portfolio turnover rate	43%		71%	75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	3.31	%(e)	2.68%	2.69%	5.73%

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares

Period Ended		Year	Year	Year
12/31/08(b)		Ended	Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)

$11.53		$13.19	$10.98	$10.00

0.00	(c)	(0.04)	(0.03)	(0.02)
(4.70)		(1.62)	2.24	1.00

(4.70)		(1.66)	2.21	0.98

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)

$6.83		$11.53	$13.19	$10.98

(40.76)%		(12.59)%	20.13%	9.80%

$6,353		$10,571	$10,171	$3,844
1.20	%(e)	1.20%	1.20%	1.20%
0.05	%(e)	(0.30)%	(0.21)%	(0.18)%
43%		71%	75%	81%

2.79	%(e)	2.18%	2.27%	5.23%

See Notes to Financial Statements.

19

[This Page Intentionally Left Blank]

20

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

21

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

22

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$15,727,731
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$15,727,731

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

23

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended October 30, 2008, a short-term trading fee of 2% was assessed on certain

24

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

25

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.45%, 2.20%, 2.20%, 1.45%, 1.70% and 1.20% for Class A, Class B, Class C, Class K, Class R and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2008, the Advisor reimbursed expenses on behalf of the Fund totaling $155,239, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement after August 14, 2007. At December 31, 2008, the total amount eligible for repayment to the Advisor was $402,643. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is

26

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $80,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $44,508 before payment of sub-administration fees and $27,031 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.4551% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $229 in advisory fees before waivers and expense reimbursements ($25 after all waivers and expense reimbursements) and $97 in administration fees.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $375 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to

27

Munder Small-Mid Cap Fund
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

28

Munder Small-Mid Cap Fund
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $8,518,154 and $8,807,514, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $741,492, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,507,723 and net depreciation for financial reporting purposes was $3,766,231. At December 31, 2008, aggregate cost for financial reporting purposes was $19,493,962.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$305,895	$4,959,284	4,959,284	$4,670,683	4,670,683	$594,496	$2,110	$—

7.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per

29

Munder Small-Mid Cap Fund
 Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $119.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from net operating losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$183,004	$7,839	$(190,843)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Post	Capital
October	Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(676,487)	$(457,058)	$2,776,072	$1,642,527

30

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The differences between book and tax distributable earnings were primarily due to wash sales, real estate investment trust basis adjustments, partnership basis adjustments and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes $457,058 of unused capital losses which expire in 2015.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2007 and June 30, 2008 of $676,487.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $243,175.

10.	Subsequent Event

On February 11, 2009, the Board of Trustees approved a merger of the Fund with and into the Munder Mid-Cap Core Growth Fund, a series of MST. The merger is expected to occur on March 27, 2009.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSMC1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

In September 2008, we informed you that the Munder Funds Board of Trustees had approved the liquidation of the Fund. At the time, we had hoped to complete the transaction in short order. Although the process proved to be a bigger challenge than we had expected, we nevertheless were able to complete the liquidation on January 26, 2009.

On the following pages, you will find information relating to the Fund as of and for the six-month period ended December 31, 2008. As always, if you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.

We thank you for your past confidence in The Munder Funds. We have valued the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Investment Allocation
iv	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

i

Munder Tax-Free Money Market Fund

Investment Allocation, December 31, 2008 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments, which is included in this report. You may obtain historical portfolio holdings data relating to the Fund’s last three months of operation by calling (800) 468-6337.

 INVESTMENT ALLOCATION

ii

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iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$1,004.90	$3.69	0.73%
Class K	$1,000.00	$1,004.70	$3.84	0.76%
Class Y	$1,000.00	$1,005.30	$3.34	0.66%

Hypothetical
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class K	$1,000.00	$1,021.37	$3.87	0.76%
Class Y	$1,000.00	$1,021.88	$3.36	0.66%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Principal
Amount		Value

TAX-EXEMPT COMMERCIAL PAPER — 1.4%
(Cost $3,000,000)
Minnesota — 1.4%
$3,000,000	City Of Rochester Mn, 1.250% due 01/02/2009	$3,000,000

MUNICIPAL BONDS AND NOTES — 52.9%
Alabama — 1.8%
3,900,000	Mobile Industrial Development Board, Dock and Wharf Revenue, Holnam Incorporated Project, Series A, Refunding, (Bayerische Landesbank, LOC), 0.850% due 06/01/2032 (a)	3,900,000

Arizona — 0.5%
1,000,000	Pima County Industrial Development Authority, Charter School Revenue, Delaware Military Academy, (PNC Bank N.A., LOC), 1.080% due 09/01/2038 (a)	1,000,000

California — 3.2%
3,325,000	California Health Facilities Financing Authority, Scripps Health, Series C, Refunding, (Union Bank of CA N.A., LOC), 0.450% due 10/01/2031 (a)	3,325,000
3,320,000	California State Department of Water Resources, Power Supply Revenue, Series C-14, (Westdeutsche Landesbank, N.A., LOC), 1.000% due 05/01/2022 (a)	3,320,000

		6,645,000

Colorado — 0.6%
1,345,000	Water Valley Metropolitan District No 02, GO, (Wells Fargo Bank N.A., LOC), 1.130% due 12/01/2024 (a)	1,345,000

Delaware — 0.5%
1,000,000	Delaware State Economic Development Authority, Refunding, Peninsula United, Series A, (PNC Bank N.A., LOC), 0.950% due 05/15/2037 (a)	1,000,000

Florida — 2.5%
1,870,000	County of Broward FL, Refunding, Series B, GO, 5.000% due 01/01/2009	1,870,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Florida (Continued)
$3,300,000	Orange County School Board, Series E, (Wachovia Bank N.A., LOC), 0.900% due 08/01/2022 (a)	$3,300,000

		5,170,000

Idaho — 1.6%
1,995,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, The Community School, Inc. Project, (Bank of New York, LOC), 1.250% due 08/01/2035 (a)	1,995,000
1,320,000	University of Idaho, Student Fee, Recreation Center Project, (FSA Insured), 6.000% due 04/01/2014, Pre-refunded 04/01/2009	1,346,759

		3,341,759

Illinois — 7.5%
1,655,000	Chicago Park District, GO, Refunding, (AMBAC Insured), 4.000% due 01/01/2009	1,655,000
	City of Chicago IL:
4,000,000	Second Lien, (Bank One N.A., LOC), 0.800% due 11/01/2030 (a)	4,000,000
1,000,000	Series A, GO, Refunding, (AMBAC Insured), 5.000% due 01/01/2009	1,000,000
1,045,000	Series A, GO, Refunding, ETM, (MBIA Insured), 5.500% due 01/01/2009	1,045,000
	Illinois Finance Authority:
2,490,000	Latin School of Chicago Project, Series B, (JP Morgan Chase Bank, LOC), 1.150% due 08/01/2035 (a)	2,490,000
3,500,000	World Communications, Inc., (LaSalle Bank, N.A., LOC), 0.800% due 08/01/2015 (a)	3,500,000
2,000,000	McHenry County IL, Revenue, Debt Certificates, Series B, 4.500% due 01/15/2009	2,002,128

		15,692,128

See Notes to Financial Statements.

2

Principal
Amount		Value

Maryland — 1.7%
$3,600,000	Baltimore Industrial Development Authority Industrial Development Revenue, Baltimore Capital Acquisition, (Bayerische Landesbank N.A., LOC), 0.850% due 08/01/2016 (a)	$3,600,000

Massachusetts — 1.5%
1,150,000	City of Boston MA, Water and Sewer Commission Revenue, General Series, Series A, (State Street Corporation N.A., LOC), 1.150% due 11/01/2024 (a)	1,150,000
2,000,000	Massachusetts Water Resources Authority, Series A, ETM, 6.500% due 07/15/2009	2,051,491

		3,201,491

Michigan — 0.5%
1,000,000	Plymouth-Canton Community School District, GO, (Q-SBLF), 4.750% due 05/01/2014, Pre-refunded 05/01/2009	1,012,349

Minnesota — 1.4%
3,000,000	City of Minneapolis MN, Series E, GO, 5.000% due 03/01/2013 Pre-refunded 03/01/2009	3,022,487

Nebraska — 1.5%
1,230,000	City of Lincoln NE, Certificate Participation, Lease Rental, 3.500% due 03/15/2009	1,233,883
2,000,000	Madison County Hospital Authority No 1, Hospital Revenue, Faith Regional Health Services, Class B, (U.S. Bank NA, LOC), 1.180% due 07/01/2033 (a)	2,000,000

		3,233,883

Nevada — 2.4%
	Clark County School District:
3,000,000	GO, Refunding, (FSA Insured), 4.750% due 06/15/2019 Pre-refunded 06/15/2009	3,042,448
1,000,000	Series B, GO, (FGIC Insured), 5.500% due 06/15/2009	1,016,258

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Nevada (Continued)
$1,000,000	State of Nevada, Series A, GO, Refunding, 5.000% due 02/01/2009	$1,003,016

		5,061,722

New York — 6.4%
3,480,000	City of New York NY, Sub-Series H-3, GO, (Bank of New York, LOC), 0.700% due 03/01/2034 (a)	3,480,000
3,000,000	Long Island Power Authority, New York Electric System Revenue, Sub-Series 3B, (Westdeutsche Landesbank, LOC), 1.000% due 05/01/2033 (a)	3,000,000
700,000	Metropolitan Transportation Authority, Commuter Facilities Revenue, Series A, 6.125% due 07/01/2029, Pre-refunded 07/01/2009	717,762
2,700,000	New York State Dormitory Authority, Rochester, Series B, Convertible 09/03/2008, (HSBC Bank USA N.A., LOC), 1.050% due 07/01/2033 (a)	2,700,000
3,600,000	St Lawrence County Industrial Development Agency, St Lawrence, (HSBC Bank USA N.A., LOC), 0.850% due 10/01/2031 (a)	3,600,000

		13,497,762

North Carolina — 2.2%
1,000,000	City of Greensboro NC, Public Improvement, Series B, GO, (Bank of America N.A., SPA), 0.800% due 02/01/2021 (a)	1,000,000
2,550,000	Mecklenburg County NC, Series E, GO, (Bank of America N.A., SPA), 0.800% due 04/01/2018 (a)	2,550,000
1,000,000	State of North Carolina, Refunding, Series D, GO, 4.000% due 02/01/2009	1,002,806

		4,552,806

See Notes to Financial Statements.

4

Principal
Amount		Value

Pennsylvania — 4.0%
$1,200,000	Allegheny County Port Authority, Transportation, (MBIA Insured), 6.000% due 03/01/2024, Pre-refunded 03/01/2009	$1,226,360
3,700,000	Beaver County Industrial Development Authority, Pollution Control Revenue, Refunding, FirstEnergy A, (Barclays Bank PLC, LOC), 0.700% due 01/01/2035 (a)	3,700,000
3,500,000	County of Montgomery PA, Series A, GO, (PNC Bank N.A., SPA), 0.950% due 08/15/2024 (a)	3,500,000

		8,426,360

South Carolina — 0.8%
1,685,000	Richland County School District No 1, Go, Series B, (SCSDE), 4.000% due 03/01/2009	1,690,251

Tennessee — 1.7%
2,500,000	Blount County Public Building Authority, Local Government Public Improvement E-5-A, (Branch Banking & Trust, LOC), 1.250% due 06/01/2030 (a)	2,500,000
1,000,000	Franklin Special School District, GO, 5.375% due 06/01/2013, Pre-refunded 06/01/2009	1,015,192

		3,515,192

Texas — 2.3%
1,000,000	Plano Independent School District, Refunding, GO, (PSFG), 5.000% due 02/15/2009	1,004,168
3,830,000	University of Texas, Refunding, Financing Systems, Series B, 0.800% due 08/01/2025 (a)	3,830,000

		4,834,168

Utah — 3.0%
1,800,000	Duchesne County School District, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 1.180% due 06/01/2021 (a)	1,800,000

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Utah (Continued)
$1,940,000	Emery County UT, Pollution Control Revenue, PacifiCorp, (Wells Fargo Bank N.A., LOC), 0.890% due 11/01/2024 (a)	$1,940,000
2,500,000	Jordan School District, Utah School District, Refunding, GO, School Board Guaranty Program, 4.500% due 06/15/2009	2,539,138

		6,279,138

Vermont — 0.6%
1,190,000	Vermont Educational & Health Buildings Financing Agency, Hospital Mount Ascutney Hospital Project A, (BankNorth N.A., LOC), 0.950% due 10/01/2034 (a)	1,190,000

Virginia — 1.4%
2,000,000	County of Fairfax VA, Refunding and Public Improvement, Series A, GO, 5.250% due 04/01/2009	2,018,170
1,020,000	Loudoun County Sanitation Authority, Systems Parity Indebtedness, (Bank of America N.A., LOC), 1.710% due 01/01/2030 (a)	1,020,000

		3,038,170

Washington — 0.9%
1,820,000	Washington State Housing Finance Commission, Nonprofit Revenue, Evergreen School Project, (Wells Fargo Bank, N.A., LOC), 1.130% due 07/01/2028 (a)	1,820,000

West Virginia — 1.0%
2,000,000	State of West Virginia, State Road, GO, 5.750% due 06/01/2015, Pre-refunded 06/01/2009	2,065,636

Wisconsin — 1.4%
1,000,000	Janesville School District, School District, School Building, GO, (FSA Insured), 3.750% due 03/01/2009	1,003,146
1,000,000	State of Wisconsin, Series B, GO, (MBIA Insured), 5.000% due 05/01/2009	1,010,322

See Notes to Financial Statements.

6

Principal
Amount		Value

Wisconsin (Continued)
$1,000,000	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Systems, (JPMorgan Chase Bank, LOC), 0.710% due 08/15/2036 (a)	$1,000,000

		3,013,468

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $111,148,770)		111,148,770
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
(Cost $10,007,833)
10,008,000	Fannie Mae Discount Notes, 2.050% due 01/07/2009 (b)	10,007,833

REPURCHASE AGREEMENT — 30.9%
(Cost $64,900,000)
64,900,000	Agreement with Merrill Lynch & Co., Inc., 0.080% dated 12/31/2008, to be repurchased at $64,900,288 on 01/02/2009, collateralized by $71,735,000 FHLMC, 5.700%-6.000% having maturities from 09/15/2035-02/15/2037 (value $66,848,160)	64,900,000

Shares

INVESTMENT COMPANY SECURITIES — 9.8%
10,240,224	CitiFunds Institutional Tax Free Reserves	10,240,224
10,257,176	Dreyfus T/E Cash Management	10,257,176

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $20,497,400)		20,497,400

TOTAL INVESTMENTS
(Cost $209,554,003)	99.8%	209,554,003
OTHER ASSETS AND LIABILITIES (Net)	0.2	476,752

NET ASSETS	100.0%	$210,030,755

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

(a)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2008.

(b)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
LOC	— Instruments supported by bank letter of credit
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Subject to Qualified School Bond Loan Fund Credit Enhancement
SCSDE	— Subject to South Carolina Department of Education Credit Enhancement
SPA	— Stand-by Purchase Agreement

See Notes to Financial Statements.

8

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)
At December 31, 2008, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	35.5%	$74,555,000
Pre-Refunded/ETM	10.0	20,954,622
General Obligation	4.3	8,955,440
Insured	2.2	4,681,580
Revenue	0.9	2,002,128

TOTAL MUNICIPAL BONDS AND NOTES	52.9	111,148,770
TAX-EXEMPT COMMERCIAL PAPER	1.4	3,000,000
U.S. GOVERNMENT AGENCY OBLIGATIONS	4.8	10,007,833
REPURCHASE AGREEMENT	30.9	64,900,000
INVESTMENT COMPANY SECURITIES	9.8	20,497,400

TOTAL INVESTMENTS	99.8	209,554,003
OTHER ASSETS AND LIABILITIES (Net)	0.2	476,752

NET ASSETS	100.0%	$210,030,755

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$144,654,003
Repurchase agreements	64,900,000

Total Investments	209,554,003
Interest receivable	590,715
Dividend Receivable	23,146
Prepaid expenses and other assets	3,807

Total Assets	210,171,671

LIABILITIES:
Trustees’ fees and expenses payable	57,522
Administration fees payable	28,332
Transfer agency/record keeping fees payable	15,292
Dividends payable	12,095
Investment advisory fees payable	2,014
Custody fees payable	1,757
Shareholder servicing fees payable — Class K Shares	629
Accrued expenses and other payables	23,275

Total Liabilities	140,916

NET ASSETS	$210,030,755

Investments, at cost	$209,554,003

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(1,736)
Paid-in capital	210,032,491

$210,030,755

NET ASSETS:
Class A Shares	$69,727,092

Class K Shares	$124,519,411

Class Y Shares	$15,784,252

SHARES OUTSTANDING:
Class A Shares	69,696,084

Class K Shares	124,578,323

Class Y Shares	15,792,113

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$1,610,981
Dividends	164,501

Total Investment Income	1,775,482

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	102,908
Shareholder servicing fees:
Class K Shares	59,800
Investment advisory fees	379,324
Administration fees	155,413
Treasury insurance fees	51,479
Transfer agency/record keeping fees	39,924
Registration and filing fees	22,120
Custody fees	21,553
Legal and audit fees	16,938
Trustees’ fees and expenses	12,754
Other	26,155

Total Expenses	888,368
Fees waived by Advisor and Distributor	(83,651)

Net Expenses	804,717

NET INVESTMENT INCOME	970,765

Net realized loss from security transactions	(861)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$969,904

See Notes to Financial Statements.

12

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment income	$970,765	$4,530,329
Net realized loss from security transactions	(861)	—

Net increase in net assets resulting from operations	969,904	4,530,329
Dividends to shareholders from net investment income:
Class A Shares	(390,652)	(1,624,511)
Class K Shares	(493,770)	(2,470,923)
Class Y Shares	(86,343)	(434,895)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(13,746,209)	(33,496,979)
Class K Shares	30,793,309	(18,732,481)
Class Y Shares	(86,838)	44,720

Net increase/(decrease) in net assets	16,959,401	(52,184,740)
NET ASSETS:
Beginning of period	193,071,354	245,256,094

End of period	$210,030,755	$193,071,354

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold	$78,790,719	$150,527,957
Issued as reinvestment of dividends	387,145	1,614,315
Redeemed	(92,924,073)	(185,639,251)

Net decrease	$(13,746,209)	$(33,496,979)

Class K Shares:
Sold	$115,235,092	$206,481,240
Issued as reinvestment of dividends	128	578
Redeemed	(84,441,911)	(225,214,299)

Net increase/(decrease)	$30,793,309	$(18,732,481)

Class Y Shares:
Sold	$7,411,120	$70,297,110
Issued as reinvestment of dividends	1,365	5,938
Redeemed	(7,499,323)	(70,258,328)

Net increase/(decrease)	$(86,838)	$44,720

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

14

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15

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/08		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05		6/30/04

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.005		0.022	0.029	0.022	0.011		0.004
Net realized and unrealized loss on investments	(0.00	)(b)	—	—	—	(0.000	)(b)	—

Total from investment operations	0.005		0.022	0.029	0.022	0.011		0.004

Less distributions:
Dividends from net investment income	(0.005)		(0.022)	(0.029)	(0.022)	(0.011)		(0.004)

Total distributions	(0.005)		(0.022)	(0.029)	(0.022)	(0.011)		(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(c)	0.49%		2.24%	2.90%	2.22%	1.14%		0.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,727		$83,474	$116,971	$65,640	$64,961		$89,281
Ratio of operating expenses to average net assets	0.73	%(d)	0.73%	0.73%	0.71%	0.62%		0.59%
Ratio of net investment income to average net assets	0.95	%(d)	2.16%	2.87%	2.20%	1.07%		0.40%
Ratio of operating expenses to average net assets without expense waivers	0.92	%(d)	0.88%	0.88%	0.90%	0.87%		0.84%

(a)	Class A Shares and Class K Shares of the Fund commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year	Year	Year		Year
12/31/08		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05		6/30/04

$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

0.005		0.022	0.028	0.021	0.010		0.003

(0.00	)(b)	—	—	—	(0.000	)(b)	—

0.005		0.022	0.028	0.021	0.010		0.003

(0.005)		(0.022)	(0.028)	(0.021)	(0.010)		(0.003)

(0.005)		(0.022)	(0.028)	(0.021)	(0.010)		(0.003)

$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

0.47%		2.18%	2.85%	2.13%	0.99%		0.26%

$124,519		$93,727	$112,459	$95,178	$113,995		$153,797

0.76	%(d)	0.78%	0.79%	0.80%	0.77%		0.74%

0.84	%(d)	2.16%	2.81%	2.13%	0.98%		0.25%
0.77	%(d)	0.78%	0.79%	0.80%	0.77%		0.74%

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/08		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/08	6/30/07	6/30/06	6/30/05		6/30/04

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.005		0.023	0.030	0.023	0.011		0.004
Net realized and unrealized loss on investments	(0.00	)(b)	—	—	—	(0.000	)(b)	—

Total from investment operations	0.005		0.023	0.030	0.023	0.011		0.004

Less distributions:
Dividends from net investment income	(0.005)		(0.023)	(0.030)	(0.023)	(0.011)		(0.004)

Total distributions	(0.005)		(0.023)	(0.030)	(0.023)	(0.011)		(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(c)	0.53%		2.34%	3.00%	2.29%	1.15%		0.41%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$15,784		$15,871	$15,826	$15,297	$4,543		$8,703
Ratio of operating expenses to average net assets	0.66	%(d)	0.63%	0.63%	0.65%	0.62%		0.59%
Ratio of net investment income to average net assets	1.05	%(d)	2.33%	2.96%	2.25%	1.04%		0.40%
Ratio of operating expenses to average net assets without expense waivers	0.67	%(d)	0.63%	0.63%	0.65%	0.62%		0.59%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. The value of securities of open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

19

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$20,497,400
Level 2 — Other Significant Observable Inputs	189,056,603
Level 3 — Significant Unobservable Inputs	—

Total	$209,554,003

Repurchase Agreements: From time to time, the Fund may enter into repurchase agreements, which generate taxable income. Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from

20

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the year ended June 30, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

21

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

The Advisor voluntarily waived a portion of its advisory fees during the period ended December 31, 2008 in an amount equal to $10,392, which is reflected as part of fees waived by the Advisor and Distributor in the accompanying Statement of Operations. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.3404% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $155,413 before payment of sub-administration fees and $102,897 after payment of

22

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1434% for administrative services.

As of December 31, 2008, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,847 for its administration, record keeping and other related services provided to the Fund for the period ended December 31, 2008.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

23

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class K
Shares	Shares
12b-1 Fees	Service Fees

0.25%	0.15%

No payments are made under the Plan with regard to Class Y Shares.

During the period ended December 31, 2008, the Fund’s distributor (“Distributor”) voluntarily waived all or a portion of its 12b-1 fees for Class A Shares in the amount of $73,259. This amount is reflected as part of fees waived by the Advisor and Distributor in the accompanying Statement of Operations. In addition, effective November 12, 2008, the Fund terminated the payment of all service fees for Class K Shares.

Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2008, the Fund paid $70,267 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5.	U.S. Treasury Temporary Guarantee Program

The Fund is currently participating in the temporary guarantee program (the “Program”) sponsored by the United States Department of the Treasury (the “Treasury”). The Board of Trustees initially approved the participation by the Fund in the Program on October 3, 2008 and approved continued participation in the Program on December 3, 2008 after the Treasury extended the Program beyond its initial term. Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a “guarantee event”) and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program and is in effect through April 30, 2009, unless further extended by

24

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

the Treasury. Participation in the Program requires a fee which is reflected in the Statement of Operations as Treasury insurance fees.

6.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting from the expiration of capital loss carryforwards were reclassified at year end. The following reclassification had no effect on net income, net assets or net asset value per share:

Accumulated Net	Paid-In
Realized Gain	Capital

$8,085	$(8,085)

The tax character of dividends paid to shareholders during the years ended June 30, 2008 and June 30, 2007 was as follows:

	TaxExempt	Ordinary
	Income	Income	Total

June 30, 2008	$4,522,873	$7,456	$4,530,329
June 30, 2007	6,331,024	33,379	6,364,403

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax Exempt	Capital
Income	Loss Carryover	Total

$130,377	$(875)	$129,502

25

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The differences between book and tax distributable earnings were primarily due to dividends payable at year end and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $875 of unused capital losses of which $5 and $870 expire in 2010 and 2013, respectively.

During the current year, $8,085 of the capital loss carryforward expired unused.

At December 31, 2008, aggregate cost for financial reporting purposes, was $209,554,003.

8.	Subsequent Event

Pursuant to a Plan of Liquidation previously approved by the Board of Trustees, following a significant redemption in kind of shares of the Fund held by clients and customers of Comerica Bank and its affiliates, the Fund was liquidated on January 26, 2009.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer,
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFMM1208

SEMI-ANNUAL REPORT
December 31, 2008

Munder Technology Fund
Class A, B, C & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund often invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Mark Lebovitz and Kenneth Smith

The performance of the Fund and its benchmark reflected the turbulence in the financial markets during the last half of 2008. The Fund earned a return of -38.74% for the six months ended December 31, 2008, relative to the -35.47% return for the S&P North American Technology Sector Indextm, and the -36.10% median return for the Lipper universe of science and technology funds.

The Fund lagged behind its S&P North American Technology Sector benchmark for the six-month period primarily due to weakness in the Fund’s semiconductors & semiconductor equipment and computers & peripherals segments. Relative losses from these segments offset the boost to relative performance from the Fund’s software segment.

The relative strength of the Fund’s software segment came from both an overweight relative to the Fund’s benchmark, as well as the strong relative returns of some of the software holdings. Top contributors to performance included McAfee (2.7% of the Fund), Synopsys (3.6% of the Fund), Check Point Software Technologies (2.5% of the Fund) and BMC Software (2.6% of the Fund).

An overweight in Marvell Technology Group (2.1% of the Fund) was the primary detractor from the relative performance of the Fund’s semiconductors & semiconductor equipment holdings. The Fund’s position in Silicon Motion Technology, which was sold in October, also detracted from relative returns.

Seagate Technology (0.9% of the Fund) was the key contributor to the lagging performance of the Fund’s computers & peripherals holdings, subtracting just under 1.5 percentage points from the Fund’s relative performance. Underweights in Hewlett-Packard (7.1% of the Fund) and International Business Machines (IBM) (3.5% of the Fund) also had a negative impact on relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P North American Technology Sector Indextm is a modified capitalization-weighted index designed to measure the performance of selected U.S. publicly-traded technology-related stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$611.50	$13.49	3.32%
Class B	$1,000.00	$608.00	$16.50	4.07%
Class C	$1,000.00	$609.50	$16.51	4.07%
Class Y	$1,000.00	$612.60	$12.48	3.07%

Hypothetical
Class A	$1,000.00	$1,008.47	$16.81	3.32%
Class B	$1,000.00	$1,004.69	$20.57	4.07%
Class C	$1,000.00	$1,004.69	$20.57	4.07%
Class Y	$1,000.00	$1,009.73	$15.55	3.07%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Technology Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 1.3%
Internet & Catalog Retail — 0.8%
6,450	Amazon.com Inc †	$330,756

Specialty Retail — 0.5%
10,700	GameStop Corp, Class A †	231,762

Total Consumer Discretionary		562,518

Industrials — 0.4%
Commercial Services & Supplies — 0.4%
113,014	Intermap Technologies Corp †	174,853

Information Technology — 97.9%
Communications Equipment — 13.1%
10,000	Adtran Inc	148,800
160,000	Cisco Systems Inc †	2,608,000
16,700	F5 Networks Inc †	381,762
12,000	Juniper Networks Inc †	210,120
54,800	QUALCOMM Inc	1,963,484
10,900	Research In Motion Ltd †	442,322

		5,754,488

Computers & Peripherals — 25.2%
31,200	Apple Inc †	2,662,920
31,000	Dell Inc †	317,440
27,500	Electronics for Imaging Inc †	262,900
151,200	EMC Corp †	1,583,064
86,430	Hewlett-Packard Co	3,136,545
18,100	International Business Machines Corp	1,523,296
84,000	NetApp Inc †	1,173,480
90,700	Seagate Technology	401,801

		11,061,446

Electronic Equipment & Instruments — 1.3%
17,500	Avnet Inc †	318,675
8,500	Rogers Corp †	236,045

		554,720

Information Technology Services — 7.7%
17,600	Automatic Data Processing Inc	692,384
15,000	Computer Sciences Corp †	527,100
12,000	Fiserv Inc †	436,440

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Information Technology Services (Continued)
2,350	Mastercard Inc, Class A	$335,886
27,700	NeuStar Inc, Class A †	529,901
16,500	Paychex Inc	433,620
30,000	Western Union Co/The	430,200

		3,385,531

Internet Software & Services — 9.3%
20,200	Digital River Inc †	500,960
6,070	Google Inc, Class A †	1,867,435
150,000	Move Inc †	240,000
8,500	Sina Corp †	196,775
43,800	VeriSign Inc †	835,704
35,500	Yahoo! Inc †	433,100

		4,073,974

Semiconductors & Semiconductor Equipment — 12.1%
40,900	Applied Materials Inc	414,317
36,500	Broadcom Corp, Class A †	619,405
108,900	Intel Corp	1,596,474
12,200	Kla-Tencor Corp	265,838
139,000	Marvell Technology Group Ltd †	927,130
16,000	Microchip Technology Inc	312,480
30,500	National Semiconductor Corp	307,135
18,100	Novellus Systems Inc †	223,354
10,500	Silicon Laboratories Inc †	260,190
26,600	Texas Instruments Inc	412,832

		5,339,155

Software — 29.2%
71,866	Activision Blizzard Inc †	620,922
10,080	Adobe Systems Inc †	214,603
45,700	Amdocs Ltd †	835,853
43,200	BMC Software Inc †	1,162,512
18,400	CA Inc	340,952
57,900	Check Point Software Technologies †	1,099,521
34,000	McAfee Inc †	1,175,380
91,100	Microsoft Corp	1,770,984

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Software (Continued)
750	Nintendo Co Ltd	$279,234
97,125	Oracle Corp †	1,722,026
41,900	Red Hat Inc †	553,918
109,000	Symantec Corp †	1,473,680
85,800	Synopsys Inc †	1,589,016

		12,838,601

Total Information Technology		43,007,915

TOTAL COMMON STOCKS
(Cost $67,885,272)		43,745,286

INVESTMENT COMPANY SECURITY — 1.2%
(Cost $520,599)
520,599	Institutional Money Market Fund (a)	520,599

TOTAL INVESTMENTS
(Cost $68,405,871)	100.8%	44,265,885
OTHER ASSETS AND LIABILITIES (Net)	(0.8)	(346,935)

NET ASSETS	100.0%	$43,918,950

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.7%	$39,387,797
Israel	2.5	1,099,521
Bermuda	2.1	927,130
Guernsey	1.9	835,853
Canada	1.4	617,176
Cayman Islands	0.9	401,801
Japan	0.6	279,233
China	0.5	196,775

TOTAL COMMON STOCKS	99.6	43,745,286
INVESTMENT COMPANY SECURITY	1.2	520,599

TOTAL INVESTMENTS	100.8	44,265,885
OTHER ASSETS AND LIABILITIES (Net)	(0.8)	(346,935)

NET ASSETS	100.0%	$43,918,950

See Notes to Financial Statements.

4

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5

Munder Technology Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $67,885,272)	$43,745,286
Securities of affiliated company (cost — $520,599)	520,599

Total Investments	44,265,885
Dividends receivable	23,982
Receivable for investment securities sold	5,522,227
Receivable for Fund shares sold	39,602
Prepaid expenses and other assets	27,528

Total Assets	49,879,224

LIABILITIES:
Payable for investment securities purchased	5,450,672
Payable for Fund shares redeemed	224,954
Transfer agency/record keeping fees payable	108,140
Trustees’ fees and expenses payable	57,562
Distribution and shareholder servicing fees payable — Class A, B and C shares	17,935
Administration fees payable	6,306
Custody fees payable	5,164
Investment advisory fees payable	1,193
Accrued expenses and other payables	88,348

Total Liabilities	5,960,274

NET ASSETS	$43,918,950

Investments, at cost	$68,405,871

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(942,636)
Accumulated net realized loss on investments sold	(1,560,182,329)
Net unrealized depreciation of investments	(24,139,986)
Paid-in capital	1,629,183,901

$43,918,950

NET ASSETS:
Class A Shares	$29,380,662

Class B Shares	$4,905,539

Class C Shares	$9,173,553

Class Y Shares	$459,196

SHARES OUTSTANDING:
Class A Shares	12,031,373

Class B Shares	2,150,340

Class C Shares	4,455,196

Class Y Shares	169,031

CLASS A SHARES:
Net asset value and redemption price per share	$2.44

Maximum sales charge	5.50%
Maximum offering price per share	$2.58

CLASS B SHARES:
Net asset value and offering price per share*	$2.28

CLASS C SHARES:
Net asset value and offering price per share*	$2.06

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$2.72

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Technology Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$155,072
Dividends on securities of affiliated company	6,673
Securities lending, net of borrower rebates	51,798

Total Investment Income	213,543

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	51,039
Class B Shares	35,190
Class C Shares	62,911
Transfer agency/record keeping fees	430,395
Investment advisory fees	305,228
Printing and mailing fees	62,361
Administration fees	50,733
Registration and filing fees	28,045
Legal and audit fees	24,857
Custody fees	15,262
Trustees’ fees and expenses	12,750
Other	7,779

Total Expenses	1,086,550

NET INVESTMENT LOSS	(873,007)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(13,355,979)
Foreign currency-related transactions	327
Net change in unrealized appreciation/(depreciation) of:
Securities	(15,141,389)
Foreign currency-related transactions	1

Net realized and unrealized loss on investments	(28,497,040)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,370,047)

(a)	Net of foreign withholding taxes of $1,182.

See Notes to Financial Statements.

8

Munder Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Net investment loss	$(873,007)	$(2,109,426)
Net realized gain/(loss) from security and foreign currency-related transactions	(13,355,652)	6,025,669
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(15,141,388)	(14,986,742)

Net decrease in net assets resulting from operations	(29,370,047)	(11,070,499)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(3,908,286)	(12,327,650)
Class B Shares	(673,080)	(2,157,038)
Class C Shares	(972,298)	(3,805,491)
Class Y Shares	(19,138)	84,927
Short-term trading fees	3,097	1,003

Net decrease in net assets	(34,939,752)	(29,274,748)
NET ASSETS:
Beginning of period	78,858,702	108,133,450

End of period	$43,918,950	$78,858,702

Accumulated net investment loss	$(942,636)	$(69,629)

See Notes to Financial Statements.

9

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Amount
Class A Shares:
Sold*	$438,606	$2,514,435
Redeemed	(4,346,892)	(14,842,085)

Net decrease	$(3,908,286)	$(12,327,650)

Class B Shares:
Sold	$106,899	$360,245
Redeemed*	(779,979)	(2,517,283)

Net decrease	$(673,080)	$(2,157,038)

Class C Shares:
Sold	$475,089	$688,238
Redeemed	(1,447,387)	(4,493,729)

Net decrease	$(972,298)	$(3,805,491)

Class Y Shares:
Sold	$75,676	$166,783
Redeemed	(94,814)	(81,856)

Net increase/(decrease)	$(19,138)	$84,927

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008

Shares
Class A Shares:
Sold*	169,062	521,651
Redeemed	(1,412,928)	(3,402,277)

Net decrease	(1,243,866)	(2,880,626)

Class B Shares:
Sold	37,186	79,946
Redeemed*	(303,823)	(613,191)

Net decrease	(266,637)	(533,245)

Class C Shares:
Sold	215,959	171,073
Redeemed	(569,613)	(1,211,800)

Net decrease	(353,654)	(1,040,727)

Class Y Shares:
Sold	27,956	33,962
Redeemed	(29,985)	(17,267)

Net increase/(decrease)	(2,029)	16,695

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$3.98		$4.49	$3.64	$3.54		$3.83	$3.26

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.09)	(0.10)	(0.08)		(0.05)	(0.09)
Net realized and unrealized gain/(loss) on investments	(1.50)		(0.42)	0.95	0.18		(0.24)	0.66

Total from investment operations	(1.54)		(0.51)	0.85	0.10		(0.29)	0.57

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.00	(c)	—	—

Net asset value, end of period	$2.44		$3.98	$4.49	$3.64		$3.54	$3.83

Total return(d)	(38.85)%		(11.14)%	23.35%	2.82	%(e)	(7.33)%	17.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,381		$52,864	$72,476	$78,419		$58,757	$85,682
Ratio of operating expenses to average net assets	3.32	%(f)	2.60%	2.87%	2.53%		2.56%	2.68%
Ratio of net investment loss to average net assets	(2.62	)%(f)	(1.98)%	(2.49)%	(1.96)%		(1.28)%	(2.33)%
Portfolio turnover rate	61%		128%	115%	135%		90%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.32	%(f)	2.60%	2.87%	2.53%		2.59%	2.78%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 26, 1999.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$3.74		$4.24	$3.46	$3.40		$3.70	$3.17

(0.05)		(0.11)	(0.12)	(0.10)		(0.07)	(0.11)

(1.41)		(0.39)	0.90	0.16		(0.23)	0.64

(1.46)		(0.50)	0.78	0.06		(0.30)	0.53

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.00	(c)	—	—

$2.28		$3.74	$4.24	$3.46		$3.40	$3.70

(39.20)%		(11.56)%	22.54%	1.76	%(e)	(8.11)%	16.72%

$4,906		$9,029	$12,510	$17,718		$70,035	$109,400

4.07	%(f)	3.35%	3.63%	3.26%		3.31%	3.43%

(3.37	)%(f)	(2.73)%	(3.25)%	(2.79)%		(2.03)%	(3.08)%
61%		128%	115%	135%		90%	53%

4.07	%(f)	3.35%	3.63%	3.26%		3.34%	3.53%

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$3.37		$3.83	$3.12	$3.07		$3.34	$2.86

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.11)	(0.09)		(0.06)	(0.10)
Net realized and unrealized gain/(loss) on investments	(1.26)		(0.36)	0.82	0.14		(0.21)	0.58

Total from investment operations	(1.31)		(0.46)	0.71	0.05		(0.27)	0.48

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	0.00	(c)	—	—

Net asset value, end of period	$2.06		$3.37	$3.83	$3.12		$3.07	$3.34

Total return(d)	(39.05)%		(11.75)%	22.76%	1.63	%(e)	(7.81)%	16.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$9,174		$16,209	$22,379	$26,118		$35,538	$54,891
Ratio of operating expenses to average net assets	4.07	%(f)	3.35%	3.62%	3.27%		3.31%	3.43%
Ratio of net investment loss to average net assets	(3.37	)%(f)	(2.73)%	(3.25)%	(2.74)%		(2.03)%	(3.08)%
Portfolio turnover rate	61%		128%	115%	135%		90%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	4.07	%(f)	3.35%	3.62%	3.27%		3.34%	3.53%

(a)	Prior to the close of business of October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class Y Shares of the Fund commenced operations on August 26, 1999.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

14

Y Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$4.43		$4.97	$4.02	$3.90		$4.20	$3.57

(0.04)		(0.08)	(0.10)	(0.07)		(0.04)	(0.09)

(1.67)		(0.46)	1.05	0.19		(0.26)	0.72

(1.71)		(0.54)	0.95	0.12		(0.30)	0.63

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

—		—	—	0.00	(c)	—	—

$2.72		$4.43	$4.97	$4.02		$3.90	$4.20

(38.74)%		(10.66)%	23.63%	3.08	%(e)	(7.14)%	17.65%

$459		$757	$768	$641		$1,736	$3,444

3.07	%(f)	2.32%	2.60%	2.24%		2.31%	2.43%

(2.38	)%(f)	(1.70)%	(2.21)%	(1.75)%		(1.09)%	(2.08)%
61%		128%	115%	135%		90%	53%

3.07	%(f)	2.32%	2.60%	2.24%		2.34%	2.53%

See Notes to Financial Statements.

15

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16

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, The Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class B, Class C, and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such

17

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$44,265,885
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$44,265,885

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may enter into forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

19

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets.

20

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and

21

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% on the first $300 million of its average daily net assets; 0.90% on the next $700 million; and 0.80% on assets exceeding $1 billion. During the period ended December 31, 2008, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $80,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $50,733 before payment of sub-administration fees and $31,744 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1662% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $653 in advisory fees before waivers and expense reimbursements ($72 after waivers and expense reimbursements) and $275 in administration fees.

22

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B and Class C Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $37,197,518 and $43,075,914, respectively, for the period ended December 31, 2008.

23

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $167,744, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $24,307,730 and net depreciation for financial reporting purposes was $24,139,986. At December 31, 2008, aggregate cost for financial reporting purposes was $68,405,871.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$708,684	$8,838,313	8,838,313	$9,026,398	9,026,398	$520,599	$6,673	$—

7.	Investment Concentration

The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of December 31, 2008, more than 25% of the Fund’s net assets were invested in issuers in the software and the computers & peripherals industries. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to

24

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $366.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting primarily from foreign currency gains and losses, net operating losses and partnership adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$2,081,443	$38,790	$(2,120,233)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Post	Capital Loss	Unrealized
October Loss	Carryover	Depreciation	Total

$(1,552,883)	$(1,544,821,659)	$(9,476,811)	$(1,555,851,353)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

25

Munder Technology Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $1,544,821,659 of unused capital losses of which $141,803,279, $1,053,993,850, $186,583,565, $75,068,939, $19,210,173, $38,631,395 and $29,530,458 expire in 2009, 2010, 2011, 2012, 2013, 2014 and 2015, respectively.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund elected to defer net capital losses and net foreign currency losses arising between November 1, 2007 and June 30, 2008 of $1,526,805 and $26,078, respectively.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $8,118,050.

11. Quarterly Portfolio Schedule (Unaudited)

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTECH1208

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: March 6, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: March 6, 2009

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer
Date: March 6, 2009